                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1998


                                    American
                                     General
                                     Series
                                    Portfolio
                                     Company



                                 [FRONT COVER]

================================================================================
AMERICAN GENERAL SERIES PORTFOLIO COMPANY - SEMI-ANNUAL REPORT NOVEMBER 30, 1998
================================================================================



TABLE OF CONTENTS

CHAIRMAN'S LETTER...............................................................   1
STOCK INDEX FUND................................................................   4
MIDCAP INDEX FUND...............................................................  12
SMALL CAP INDEX FUND............................................................  19
INTERNATIONAL EQUITIES FUND.....................................................  36
GROWTH FUND.....................................................................  42
GROWTH & INCOME FUND............................................................  45
SCIENCE & TECHNOLOGY FUND.......................................................  49
SOCIAL AWARENESS FUND...........................................................  52
ASSET ALLOCATION FUND...........................................................  59
CAPITAL CONSERVATION FUND.......................................................  68
GOVERNMENT SECURITIES FUND......................................................  71
INTERNATIONAL GOVERNMENT BOND FUND..............................................  73
MONEY MARKET FUND...............................................................  78
NOTES TO FINANCIAL STATEMENTS...................................................  81
FINANCIAL HIGHLIGHTS............................................................  84
SUPPLEMENTARY INFORMATION.......................................................  90

================================================================================
                             AGSPC CHAIRMAN'S LETTER                           1
================================================================================

Dear Valued Customer,

It is my pleasure to introduce American General Series Portfolio Company's (AGSPC) November 30, 1998 Semi-Annual Report for your review. In this report, you will find financial and performance information for AGSPC's 13 funds for the six-month period ending November 30, 1998. Through your variable annuity contract, you are permitted to invest in one or more of the funds described in this report. Please refer to the chart on page three to determine which funds are available under your contract.

MARKET CONDITIONS

The six-month period ended November 30 was a volatile period for securities markets. Specifically, the third calendar quarter (contained in the period) was a wake-up call to many investors who expected the U.S. bull market to rage on ad infinitum. The Standard & Poor's 500 Index (S&P 500(R)) closed down 10% for the quarter, making it the first down quarter in over three years and by far the worst quarter in eight years. The negative impact of the overseas markets on U.S. shores deepened with the economic crises in Japan, other points in Asia, and emerging markets acting as the main catalyst. For the quarter, the average diversified domestic equity portfolio declined a negative 15% and the average diversified international equity portfolio lost 16%. Fortunately, the third-quarter performance was a market correction, and very-strong equity market performance in October and November served to more than offset it. As a result, equity market returns for the entire six months ended November 30 were favorable, and the S&P 500 displayed a 7.49% total return for the period.

Although it was a good period for the overall equity market, it was a difficult environment for active equity managers who seek to maintain broadly diversified portfolios relative to the S&P 500, because the strong performance of large-cap stocks far outran that of the mid-cap and small-cap sectors. To illustrate, the Lipper Mid-Cap Funds Index and Small-Cap Funds Index showed negative returns of 5% and 14%, respectively, for the six-month period.

On the fixed income side, the market shrugged off the disruptive effect of Long-Term Capital Management's debacle in August, and enjoyed a low-inflation environment and a Fed easing of interest rates. As a result, the bond market returns, as reflected in the Lehman Aggregate Bond Index's 5% total return for the period, was favorable.

FUND RETURNS (1)

Indexed Funds Indexed Funds are designed to emulate the performance of their respective indices. All four of our equity indexed funds provided slightly better than index returns.

o The large capitalization Stock Index Fund returned 7.83% before expenses, with a positive tracking difference of 0.34 over the S&P 500 Index.

o Although S&P 500 Index returns were positive, both MidCap S&P 400 and SmallCap Russell 2000(R) Indices had negative returns. However, our MidCap Index Fund tracked the MidCap 400(R) with a positive 0.30 difference, returning -1.26% before expenses.

o Similarly, the Small Cap Index Fund tracked the Russell 2000 Index with a positive 0.46~variance, returning -11.89% before expenses.

o The International Equities Fund tracked the EAFE Index with a positive 0.10 difference and returned 0.44% before expenses.

Managed Funds

o The Science & Technology Fund was our best performing managed stock fund, as it returned 10.21%, 2.72 above the S&P 500 Index before expenses.

o The Social Awareness Fund was the next best performing managed stock fund, with a return of 7.30%, 0.19 below the S&P 500 Index before expenses. The absence of tobacco stocks in the Fund detracted from the performance, as tobacco stocks were the best performing group in the S&P 500 Index with a return of about 50%.

o AGSPC's Growth Fund which concentrates on companies with above average growth potential in the service sectors, recorded a negative return of 2.88% before expenses with a difference of 10.37 below the S&P 500. The fund return was negatively impacted because of the holdings largely in the mid-cap media service sector, which underperformed large-cap stocks.

o The Growth & Income Fund utilizes the stock selection process of the Value Line Ranking System which tends to emphasis small and mid-sized companies. The fund underperformed the larger capitalization issues in the S&P 500 by
     10.06 with a return of -2.57% before expenses.

o The Asset Allocation Fund returned 5.26% and underperformed the relevant blended Index by 1.65 before expenses. Due to the flight to quality, bonds lagged while stocks tracked their ~relevant indices.

Bond Funds

In general, bond funds underperformed the relevant indices due to flight to quality concerns brought on by crises in Russia, Southeast Asia, Brazil, and the Long-Term Capital hedge fund recapitalization.

o The best relative return was produced by the Money Market Fund with a return of 2.81%, ~0.50 over the NYC CD Index.

o International Government Bond returned 11.33%, and underperformed the relevant Index by 0.43.

o The Government Securities Fund returned 5.77%, and underperformed the long term Treasury Index by 1.14 due to spread widening in Agency Securities.

o The Capital Conservation Fund returned 2.93%, and underperformed the relevant Corporate Bond Index by 1.27 due to spread widening associated with less liquid corporate bonds.

All bond fund returns are before expenses.

FUTURE OUTLOOK

While international markets outside of North America and Europe remain unsettled, the U. S. economy is experiencing unprecedented prosperity. The Western European economy should get an additional boost by the introduction of the common currency, the Euro, at the start of 1999. Furthermore, with worldwide inflation rates low, and the Fed wary of weakness in Asia and emerging markets, it appears that we can expect a continuation of the current stable rate environment. As a result, the outlook for bond and equity markets is excellent. In fact, some of our equity portfolios may even get a boost in future performance from a "snap back" in the valuations of small and mid-cap issues relative to the very large-cap issues that have led the market in recent quarters. Additionally, the larger-than-expected U.S. Government budget surplus is bullish for bond markets. In short, the future looks promising.

With the prospect of another good year ahead, I hope that you will continue to trust your future with us. I assure you that we continue to strive to provide you with a variety of quality options to meet your investment needs. In today's environment of rapidly changing markets, the commitment to your financial security remains American General Series Portfolio Company's highest priority. Thank you for your continued confidence in our ability to invest your funds wisely.

                                      Sincerely,

                                      /s/ THOMAS L. WEST, JR.

                                      Thomas L. West, Jr., Chairman
January 21, 1999                      American General Series Portfolio Company

FUND RETURNS(1) TO INDEX
6 Months Ended 11/30/98




                                    [GRAPH]





(1) Represents fund performance before subtracting expenses. See page two for applicable fund expenses and fund level returns after expenses.

================================================================================
2                       AGSPC CHAIRMAN'S LETTER CONTINUED
================================================================================


FUND RETURNS AND TRACKING DIFFERENCES
For the six months ended November 30, 1998


                                                               (1)        (2)       (3)         (4)        (5)
                                                                                    FUND       TOTAL
                                                                                 PERFORMANCE   INDEX
                                                                                   BEFORE      RETURN
                                                                                 SUBTRACTING  INCLUDING   TRACKING
                                                               FUND       FUND     EXPENSES  REINVESTED  DIFFERENCE
AGSPC FUND/RELEVANT MARKET INDEX                             RETURN(a)  EXPENSES   (1) + (2)  DIVIDENDS  (3) - (4)
--------------------------------                             ---------  --------   ---------  ---------  ---------
INDEXED FUNDS:
Stock Index Fund / S&P 500 ..............................      7.67%      0.16%      7.83%      7.49%      0.34
MidCap Index Fund /
 Standard & Poor's MidCap 400 ...........................     (1.42)      0.16      (1.26)     (1.56)      0.30
Small Cap Index Fund / Russell 2000......................    (12.09)      0.20     (11.89)    (12.35)      0.46
International Equities Fund / EAFE ......................      0.23       0.21       0.44       0.34       0.10

MANAGED FUNDS:
Growth Fund / S&P 500 ...................................     (3.31)      0.43      (2.88)      7.49     (10.37)
Growth & Income Fund / S&P 500 ..........................     (2.97)      0.40      (2.57)      7.49     (10.06)
Science & Technology Fund / S&P 500 .....................      9.74       0.47      10.21       7.49       2.72
Social Awareness Fund / S&P 500 .........................      7.02       0.28       7.30       7.49      (0.19)
Asset Allocation Fund / Benchmark(b) ....................      4.98       0.28       5.26       6.91      (1.65)
Capital Conservation Fund /
 Merrill Lynch Corporate Master Bond ....................      2.65       0.28       2.93       4.20      (1.27)
Government Securities Fund /
 Lehman Brothers U.S. Treasury ..........................      5.49       0.28       5.77       6.91      (1.14)
International Government Bond Fund /
 Salomon Brothers Non U.S. Gov't Bond ...................     11.05       0.28      11.33      11.76      (0.43)
Money Market Fund / 30 Day Certificate of Deposit
 Primary Offering Rate by New York City Banks
 (NYC 30 Day CD Rate)....................................      2.53       0.28       2.81       2.31       0.50

(a) Fund level returns are net of investment management fees and other fund expenses, but ~do not reflect charges specified in annuity contracts for mortality and expense guarantees, administrative fees, or surrender charges.

(b) Benchmark consists of 55% S&P 500 Index, 35% Merrill Lynch Corporate and Government Master Index, and 10% NYC 30 Day CD Rate.


SUMMARY OF NET ASSET VALUES PER SHARE
AND PER SHARE DISTRIBUTIONS


                                                                                                       DISTRIBUTIONS FROM NET
                                                                                                       INVESTMENT INCOME AND
                                                                                                         NET REALIZED GAINS
                                                                          NET ASSET VALUES                 ON SECURITIES
                                                                  ---------------------------------   -----------------------
                                                                  (UNAUDITED)          (UNAUDITED)
                                                                  NOVEMBER 30, MAY 31,  NOVEMBER 30,  12/1/97 TO    6/1/98 TO
FUND                                                                 1997       1998       1998       5/31/98        11/30/98
----                                                              ------------ ------- -------------  ----------    ---------

Stock Index (emulate S&P 500)...................................    $29.38     $33.38     $35.73       $ 0.36        $ 0.20
MidCap Index (emulate MidCap 400) ..............................     23.98      25.27      24.79         1.47          0.11
Small Cap Index (emulate Russell 2000)..........................     18.32      17.94      15.67         1.50          0.10
International Equities
 (foreign long term growth stocks) .............................     10.83      11.95      11.84         0.43          0.13
Growth Fund (long term growth of capital) ......................     20.01      22.08      21.35         0.34          0.00
Growth & Income Fund (long term growth
 of capital and current income) ................................     19.20      19.91      19.28         0.25          0.04
Science & Technology Fund (long term growth
 of capital) ...................................................     20.98      22.07      24.22         0.00          0.00
Social Awareness (social criteria growth stocks) ...............     20.12      22.16      23.60         0.93          0.11
Asset Allocation (asset allocation) ............................     13.65      14.02      14.51         1.00          0.20
Capital Conservation (quality corporate bonds) .................      9.61       9.68       9.64         0.32          0.30
Government Securities (intermediate and
 long term government bonds) ...................................      9.99      10.09      10.36         0.29        (0.28)
International Government Bond (high quality
 foreign government debt securities) ...........................     11.27      11.42      12.50         0.02         0.18
Money Market (money market instruments) ........................      1.00       1.00       1.00         0.02         0.03


The change in net asset value of the funds will not be the same as the change in the accumulation unit value of your annuity contract because (1) the change in net asset value does not reflect the reinvestment of income and capital gain distributions and (2) the mortality and expense charges described in your annuity contract are not included.

================================================================================
                        AGSPC CHAIRMAN'S LETTER CONTINUED                     3
================================================================================


FUNDS AVAILABLE UNDER VARIABLE ANNUITY CONTRACTS


                                                                                                                AMERICAN GENERAL
                                                                                                                      LIFE
                                                 VALIC SEPARATE ACCOUNT A CONTRACT FORM                         INSURANCE COMPANY
                                           ------------------------------------------------------------------  -------------------
                                                                                                               SEPARATE ACCOUNT A
                                           PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO INDEPEN-           GROUP    -------------------
                                           DIRECTOR  DIRECTOR  DIRECTOR  DIRECTOR   DENCE              UNIT                 NON
FUND                                         PLUS        2         1          T     PLUS    IMPACT   PURCHASE  QUALIFIED QUALIFIED
----                                       --------- --------- --------- --------- -------- -------  --------  --------- ---------

Stock Index
  (emulate S&P 500).....................     Yes       Yes       Yes       Yes       Yes       Yes       Yes       Yes      Yes
MidCap Index
  (emulate MidCap 400)..................     Yes       No        Yes       No        Yes       Yes       No        Yes      Yes
Small Cap Index
  (emulate Russell 2000)................     Yes       No        Yes       Yes       Yes       No        No        No       No
International Equities
  (foreign long term growth stocks......     Yes       No        Yes       No        Yes       No        No        No       No
Growth
  (long term growth of capital).........     Yes       Yes       Yes       Yes       No        No        No        No       No
Growth & Income (long term
  growth of capital and current income..     Yes       No        Yes       No        No        No        No        No       No
Science & Technology
  (long term growth of capital).........     Yes       Yes       Yes       Yes       No        No        No        No       No
Social Awareness
  (social criteria growth stocks).......     Yes       Yes       Yes       Yes       Yes       No        No        No       No
Asset Allocation
  (asset allocation)....................     Yes       No        Yes       Yes       Yes       Yes       No        Yes      Yes
Capital Conversation
   (quality corporate bonds)............     Yes       No        Yes       No        Yes       Yes       No        Yes      Yes
Government Securities (intermediate
  and long term government bonds).......     Yes       No        Yes       No        Yes       No        No        Yes      Yes
Int'l Government Bond (high quality
  foreign government debt securities....     Yes       Yes       Yes       No        Yes       No        No        No       No
Money Market
  (money market instruments)............     Yes       Yes       Yes       Yes       Yes       Yes       No        Yes      Yes

                                                             AMEICAN GENERAL LIFE INSURANCE COMPANY
                                           -------------------------------------------------------------------------------
                                                                         PLATINUM                               AMERICAN
                                           SEPARATE            PLATINUM  INVESTOR           PPVUL    AMERICAN    GENERAL
                                           ACCOUNT   SELECT    INVESTOR  VARIABLE  LEGACY   ESTATE    GENERAL   SIGNATURE
FUND                                          B      RESERVE    I & II   ANNUALLY   PLUS    MANAGER  SIGNATURE    II-A
----                                       --------  -------   --------- --------  ------   -------  ---------  ---------


Stock Index
  (emulate S&P 500).....................     Yes       No        Yes       Yes       No        No        No        Yes
MidCap Index
  (emulate MidCap 400)..................     Yes       No        Yes       Yes       No        No        No        Yes
Small Cap Index
  (emulate Russell 2000)................     No        No        No        No        No        No        No        No
International Equities
  (foreign long term growth stocks......     No        No        Yes       Yes       No        No        No        Yes
Growth
  (long term growth of capital).........     No        No        No        No        No        No        No        No
Growth & Income (long term
  growth of capital and current income..     No        No        No        No        No        No        No        No
Science & Technology
  (long term growth of capital).........     No        No        No        No        No        No        No        No
Social Awareness
  (social criteria growth stocks).......     No        No        No        No        No        No        No        No
Asset Allocation
  (asset allocation)....................     Yes       No        No        No        No        No        No        No
Capital Conversation
   (quality corporate bonds)............     Yes       No        No        No        No        No        No        No
Government Securities (intermediate
  and long term government bonds).......     Yes       No        No        No        No        No        No        No
Int'l Government Bond (high quality
  foreign government debt securities....     No        No        No        No        No        No        No        No
Money Market
  (money market instruments)............     Yes       Yes       Yes       Yes       Yes       Yes       Yes       Yes

================================================================================
                   STOCK INDEX FUND - STATEMENT OF NET ASSETS
4                                                  NOVEMBER 30, 1998 (UNAUDITED)
================================================================================



    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
   ---------                                                            -----

            COMMON STOCKS - 99.14%

            ADVERTISING - 0.18%
    43,350  Interpublic Group Cos., Inc........................... $  2,980,312
    71,700  Omnicom Group, Inc....................................    3,831,469
                                                                   ------------
                                                                      6,811,781
                                                                   ------------
            AEROSPACE/DEFENSE - 1.43%
   407,008  Boeing Co.............................................   16,534,700
    29,000  EG & G, Inc...........................................      810,187
    61,260  General Dynamics Corp.................................    3,556,908
    15,400  Goodrich (B.F.) Co....................................      584,238
    87,576  Lockheed Martin Corp..................................    9,086,010
    30,800  Northrop Grumman Corp.................................    2,502,500
   155,000  Raytheon Co. Class B..................................    8,583,125
    49,800  TRW Inc...............................................    2,742,113
   101,300  United Technologies Corp..............................   10,858,094
                                                                   ------------
                                                                     55,257,875
                                                                   ------------
            AIRLINES - 0.34%
    72,600* AMR Corp..............................................    4,787,063
    63,200  Delta Air Lines, Inc..................................    3,393,050
   124,200  Southwest Airlines Co.................................    2,670,300
    41,300* US Airways Group, Inc.................................    2,147,600
                                                                   ------------
                                                                     12,998,013
                                                                   ------------
            APPAREL & PRODUCTS - 0.04%
         2* Abercrombie and Fitch Co..............................          112
    27,000* Fruit of the Loom, Inc. Class A.......................      398,250
    32,900  Liz Claiborne, Inc....................................    1,114,488
                                                                   ------------
                                                                      1,512,850
                                                                   ------------
            APPLIANCES/FURNISHINGS - 0.09%
    35,000  Maytag Corp...........................................    1,894,375
    30,200  Whirlpool Corp........................................    1,691,200
                                                                   ------------
                                                                      3,585,575
                                                                   ------------
            AUTO - CARS - 1.16%
   460,300  Ford Motor Co.........................................   25,431,575
   279,600  General Motors Corp...................................   19,572,000
                                                                   ------------
                                                                     45,003,575
                                                                   ------------
            AUTO - ORIGINAL EQUIPMENT - 0.06%
    54,400  Danaher Corp..........................................    2,482,000
                                                                   ------------


    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
   ---------                                                            -----

            AUTO - REPLACEMENT PARTS - 0.24%
    73,900* AutoZone, Inc......................................... $  2,226,237
    18,700  Cooper Tire & Rubber Co...............................      365,819
    74,400  Genuine Parts Co......................................    2,450,550
    73,500  Goodyear Tire & Rubber Co.............................    4,171,125
    15,800  Pep Boys-Manny, Moe & Jack............................      223,175
         1* SPX Corp. (fractional share)..........................           26
                                                                   ------------
                                                                      9,436,932
                                                                   ------------
            BANKS - NEW YORK CITY - 1.71%
   337,200  Bank of New York Co., Inc.............................   11,549,100
   923,271  Citigroup Inc.........................................   46,336,663
    76,100  J. P. Morgan & Co. Inc................................    8,133,188
                                                                   ------------
                                                                     66,018,951
                                                                   ------------
            BANKS - OTHER - 3.55%
   727,321  BankAmerica Corp......................................   47,412,237
   136,800  BankBoston Corp.......................................    5,694,300
   404,000  First Union Corp......................................   24,543,000
   232,386  Fleet Financial Group, Inc............................    9,687,591
   116,500  Mellon Bank Corp......................................    7,332,219
   133,000  National City Corp....................................    8,944,250
    51,600  Providian Financial Corp..............................    4,737,525
    28,000  Republic of New York Corp.............................    1,309,000
    53,500  Union Planters Corp...................................    2,547,938
   703,930  Wells Fargo Company...................................   25,341,480
                                                                   ------------
                                                                    137,549,540
                                                                   ------------
            BANKS - REGIONAL - 3.01%
   471,550  Bank One Corp.........................................   24,196,409
   349,764  Chase Manhattan Corp..................................   22,188,154
    67,950  Comerica Inc..........................................    4,382,775
   106,275  Fifth Third Bancorp...................................    7,054,003
    65,560  Huntington Bancshares, Inc............................    1,942,215
   180,040  KeyCorp...............................................    5,524,978
    51,500  Mercantile Bancorporation Inc.........................    2,269,219
    53,900  Northern Trust Corp...................................    4,352,425
   135,900  PNC Bank Corp.........................................    7,007,344
    84,400  Regions Financial Corp................................    3,270,500
    61,200  State Street Corp.....................................    4,199,850
    84,200  Summit Bancorporation.................................    3,520,613
    72,200  SunTrust Banks, Inc...................................    5,040,463
   102,150  Synovus Financial Corp................................    2,253,684
   301,390  U.S. Bancorp..........................................   11,094,919


    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
   ---------                                                            -----

            BANKS - REGIONAL - Continued
    95,713  Wachovia Corp......................................... $  8,356,941
                                                                   ------------
                                                                    116,654,492
                                                                   ------------
            BEVERAGE - BREWERS/DISTRIBUTORS - 0.49%
    11,900  Adolph Coors Class B..................................      592,025
   202,800  Anheuser-Busch Companies, Inc.........................   12,294,750
    18,915  Brown-Forman Corp Class B.............................    1,376,066
   135,500  Seagram Co. Ltd.......................................    4,649,344
                                                                   ------------
                                                                     18,912,185
                                                                   ------------
            BEVERAGE - SOFT DRINKS - 2.60%
   998,400  Coca-Cola Co..........................................   69,950,400
   160,600  Coca Cola Enterprises, Inc............................    6,072,687
   630,900  PepsiCo, Inc..........................................   24,407,944
                                                                   ------------
                                                                    100,431,031
                                                                   ------------
            BROADCASTING - 1.57%
   311,858* CBS Corp..............................................    9,297,266
    89,900* Clear Channel Communications..........................    4,202,825
   141,750  Comcast Corp. Class A Special.........................    6,892,594
   241,000* Media One Group Inc...................................    9,760,500
   197,178  Tele-Comm Liberty Media Group
             Class A..............................................    8,330,771
   223,193  U S WEST, Inc.........................................   13,893,764
   126,400* Viacom, Inc Class B...................................    8,413,500
                                                                   ------------
                                                                     60,791,220
                                                                   ------------
            BUILDING MATERIALS - 0.35%
     8,900  Armstrong World Inds. Inc.............................      592,962
   150,600  Lowe's Companies, Inc.................................    6,362,850
   162,800  Masco Corp............................................    4,700,850
    60,700  Sherwin-Williams Co...................................    1,722,363
                                                                   ------------
                                                                     13,379,025
                                                                   ------------
            CHEMICAL - MAJOR - 1.52%
    92,200  Dow Chemical Co.......................................    8,977,975
   449,100  E.I. du Pont de Nemours and Co........................   26,384,625
    47,500  Hercules, Inc.........................................    1,561,562
   249,000  Monsanto Co...........................................   11,282,812
    54,900  Morton International, Inc.............................    1,616,119
    66,500  PPG Industries, Inc...................................    4,068,969
    54,900  Rohm and Haas Co......................................    1,918,069
    68,300  Union Carbide Corp....................................    3,056,425
                                                                   ------------
                                                                     58,866,556
                                                                   ------------

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
NOVEMBER 30, 1998 (UNAUDITED)                                                  5
================================================================================



    NUMBER                                                             MARKET
   OF SHARES                                                           VALUE
   ---------                                                       ------------
            CHEMICAL - MISCELLANEOUS - 0.37%
    84,200  Air Products and Chemicals Inc........................ $  3,210,125
    45,837  Eastman Chemical Co...................................    2,655,681
    27,600  Ecolab Inc............................................      853,875
    15,300* FMC Corp..............................................      889,312
    41,400  W.R. Grace & Co.......................................      683,100
    26,500  Great Lakes Chem Corp.................................    1,058,344
    15,428  Millipore Corp........................................      433,913
    20,300  Nalco Chemical Co.....................................      678,781
    64,700  Praxair, Inc..........................................    2,470,731
    39,500  Sigma Aldrich Corp....................................    1,268,938
                                                                   ------------
                                                                     14,202,800
                                                                   ------------
            CONGLOMERATES - 1.11%
   232,500  Allied Signal Inc.....................................   10,230,000
    38,800  ITT Inds, Inc.........................................    1,396,800
    39,400  Loews Corp............................................    3,940,000
   125,000  RJR Nabisco Holdings Corp.............................    3,601,563
    65,200  Tenneco Inc...........................................    2,322,750
    58,300  Textron Inc...........................................    4,529,181
   256,667  Tyco International Ltd................................   16,891,896
                                                                   ------------
                                                                     42,912,190
                                                                   ------------
            CONSUMER FINANCE - 0.25%
    26,300  Capital One Financial Corp............................    2,893,000
   306,412  MBNA Corp.............................................    6,951,722
                                                                   ------------
                                                                      9,844,722
                                                                   ------------
            CONTAINERS - METAL/GLASS - 0.23%
     4,700  Ball Corp.............................................      200,925
   101,100  Corning Inc...........................................    4,056,638
    65,600  Crown Cork & Seal Co., Inc............................    2,214,000
    12,100  Owens Corning.........................................      451,481
    61,200* Owens-Illinois, Inc...................................    1,966,050
                                                                   ------------
                                                                      8,889,094
                                                                   ------------
            CONTAINERS - PAPER - 0.08%
     6,500  Bemis Co., Inc........................................      245,781
    46,814  Sealed Air Corp.......................................    2,065,668
    17,700  Temple-Inland Inc.....................................      950,269
                                                                   ------------
                                                                      3,261,718
                                                                   ------------
            COSMETICS/TOILETRIES - 0.73%
     6,800  Alberto-Culver Co. Class B............................      174,250
   123,700  Avon Products, Inc....................................    5,025,313
   444,700  Gillette Co...........................................   20,428,406



    NUMBER                                                            MARKET
   OF SHARES                                                          VALUE
   ---------                                                       ------------

            COSMETICS/TOILETRIES - Continued
    60,000  Int'l. Flavors & Fragrances,.......................... $  2,512,500
                                                                   ------------
                                                                     28,140,469
                                                                   ------------
            DRUGS - 8.68%
    36,000  Allergan, Inc.........................................    2,191,500
    43,200* ALZA Corp.............................................    2,257,200
   555,800  American Home Products Corp...........................   29,596,350
   103,400* Amgen Inc.............................................    7,780,850
    23,900  Bausch & Lomb Inc.....................................    1,326,450
   405,200  Bristol Myers Squibb Co...............................   49,662,325
   448,600  Eli Lilly and Co......................................   40,233,813
   482,200  Merck & Co., Inc......................................   74,680,725
   219,870  Pharmacia & Upjohn, Inc...............................   11,446,982
   528,000  Pfizer, Inc...........................................   58,938,000
   307,000  Schering-Plough Corp..................................   32,657,125
   326,700  Warner-Lambert Co.....................................   24,665,850
                                                                   ------------
                                                                    335,437,170
                                                                   ------------
            ELECTRICAL EQUIPMENT - 3.66%
    92,284  AMP Inc...............................................    4,464,238
    62,000* Cabletron Systems, Inc................................      868,000
   189,000  Emerson Electric Co...................................   12,285,000
 1,322,700  General Electric Co...................................  119,704,350
    28,400  W. W. Grainger Inc....................................    1,199,900
    30,500  National Service Indus., Inc..........................    1,178,063
    48,300  Raychem Corp..........................................    1,645,219
     6,800  Thomas & Betts Corp...................................      294,525
                                                                   ------------
                                                                    141,639,295
                                                                   ------------
            ELECTRONIC INSTRUMENTS - 0.10%
         1* Commscope Inc.........................................           15
    27,100  Perkin-Elmer Corp.....................................    2,527,075
     5,400  Tektronix, Inc........................................      144,788
    70,400* Thermo Electron Corp..................................    1,188,000
                                                                   ------------
                                                                      3,859,878
                                                                   ------------
            ENTERTAINMENT - 1.53%
   849,756  Walt Disney Co........................................   27,351,521
    39,400  Harrah's Entertainment, Inc...........................      613,163
    67,475  Hasbro, Inc...........................................    2,365,842
    49,400* King World Productions, Inc...........................    1,346,150
   119,187  Mattel, Inc...........................................    4,119,401
   220,200  Time Warner Inc.......................................   23,286,150
                                                                   ------------
                                                                     59,082,227
                                                                   ------------


    NUMBER                                                            MARKET
   OF SHARES                                                          VALUE
   ---------                                                       ------------

            FINANCE COMPANIES - 0.72%
   148,200  Associates First Capital Corp......................... $ 11,541,075
   223,065  Household International, Inc..........................    8,727,418
    96,350  SunAmerica, Inc.......................................    7,635,738
                                                                   ------------
                                                                     27,904,231
                                                                   ------------
            FINANCIAL SERVICES - 0.56%
   180,400  American Express Co...................................   18,051,275
    40,100  H & R Block Inc.......................................    1,801,994
    39,800  Countrywide Credit Ind Inc............................    1,970,100
                                                                   ------------
                                                                     21,823,369
                                                                   ------------
            FOODS - 1.95%
   225,951  Archer Daniels Midland Co.............................    4,151,849
   117,100  BestFoods.............................................    6,806,437
   174,400  Campbell Soup Co......................................    9,962,600
   199,800  ConAgra, Inc..........................................    6,281,212
    62,300  General Mills, Inc....................................    4,703,650
   156,350  H J Heinz Co..........................................    9,117,159
    47,000  Hershey Foods Corp....................................    3,160,750
   162,800  Kellogg Co............................................    5,962,550
    79,380  Pioneer Hi-Bred Int'l, Inc............................    2,376,439
    60,900  Quaker Oats Co........................................    3,737,738
   142,800  Ralston Purina Co.....................................    4,971,225
   182,600  Sara Lee Corp.........................................   10,659,275
    42,500  Wm. Wrigley Jr. Co....................................    3,745,313
                                                                   ------------
                                                                     75,636,197
                                                                   ------------
            FOOTWEAR - 0.08%
    73,700  NIKE, Inc. Class B....................................    2,948,000
    18,900* Reebok International Ltd..............................      301,219
                                                                   ------------
                                                                      3,249,219
                                                                   ------------
            FREIGHT - 0.13%
    60,560* FDX Corp..............................................    3,928,830
    37,200  Ryder System, Inc.....................................    1,062,525
                                                                   ------------
                                                                      4,991,355
                                                                   ------------
            FUNERAL SERVICES - 0.08%
    83,800  Service Corp. International...........................    3,132,025
                                                                   ------------
            GOLD MINING - 0.14%
   151,700  Barrick Gold Corp.....................................    3,034,000
    52,100  Battle Mountain Gold Co...............................      244,218
    86,400  Homestake Mining Co...................................      928,800

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
6                                                  NOVEMBER 30, 1998 (UNAUDITED)
================================================================================



    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
   ---------                                                            -----

            GOLD MINING - 0.14% - Continued
    93,800  Placer Dome Inc....................................... $  1,365,963
                                                                   ------------
                                                                      5,572,981
                                                                   ------------
            GOVERNMENT SPONSORED - 1.32%
   272,600  Federal Home Loan Mortg. Corp.........................   16,492,300
   433,700  Federal National Mortgage Asso........................   31,551,675
    67,800  SLM Holding Corp......................................    2,983,200
                                                                   ------------
                                                                     51,027,175
                                                                   ------------
            HARDWARE & TOOLS - 0.10%
    40,100  Black & Decker Corp...................................    2,172,918
    11,550  Snap-on Inc...........................................      392,700
    42,600  Stanley Works.........................................    1,301,963
                                                                   ------------
                                                                      3,867,581
                                                                   ------------
            HEALTHCARE - 0.52%
    89,700  Cardinal Health, Inc..................................    6,155,662
    58,500* HCR Manor Care Inc....................................    1,857,375
   180,800* HealthSouth Corp......................................    2,429,500
    65,300* Humana Inc............................................    1,293,756
    68,600  IMS Helath Inc........................................    4,553,325
    87,500  United HealthCare Corp................................    3,948,438
                                                                   ------------
                                                                     20,238,056
                                                                   ------------
            HEAVY DUTY TRUCKS/PARTS - 0.19%
    17,300  Cummins Engine Co., Inc...............................      642,262
    52,988  Dana Corp.............................................    2,066,532
    37,800  Eaton Corp............................................    2,582,213
    20,110* Navistar International Corp...........................      520,346
    35,710  PACCAR Inc............................................    1,624,805
                                                                   ------------
                                                                      7,436,158
                                                                   ------------
            HOME BUILDERS - 0.05%
    30,300  Centex Corp...........................................    1,081,331
    14,456  Kaufman & Broad Home Corp.............................      364,110
    15,800  Pulte Corp............................................      401,913
                                                                   ------------
                                                                      1,847,354
                                                                   ------------
            HOSPITAL MANAGEMENT - 0.26%
   250,484  Columbia/HCA Healthcare Corp..........................    6,168,168
    13,100  Shared Med Systems Corp...............................      686,113
   105,200* Tenet Healthcare Corp.................................    3,109,975
                                                                   ------------
                                                                      9,964,256
                                                                   ------------



    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
   ---------                                                            -----

            HOSPITAL SUPPLIES - 2.92%
   631,000  Abbott Laboratories................................... $ 30,288,000
     8,400  Bard (C. R.), Inc.....................................      384,825
   117,800  Baxter International Inc..............................    7,487,662
   117,300  Becton, Dickinson and Co..............................    4,985,250
    64,100  Biomet, Inc...........................................    2,451,825
   140,954* Boston Scientific Corp................................    6,977,223
   550,400  Johnson & Johnson.....................................   44,720,000
    30,000  Mallinckrodt, Inc.....................................      969,375
   200,900  Medtronic, Inc........................................   13,598,419
    37,833* St Jude Medical, Inc..................................    1,099,522
                                                                   ------------
                                                                    112,962,101
                                                                   ------------
            HOUSEHOLD PRODUCTS - 2.65%
    43,200  Clorox Co.............................................    4,797,900
   127,300  Colgate-Palmolive Co..................................   10,900,062
   173,100  Minnesota Mining & Mfg. Co............................   13,902,093
    59,000  Newell Co.............................................    2,610,750
   537,852  Procter & Gamble Co...................................   47,129,282
    68,600  Rubbermaid, Inc.......................................    2,268,088
    35,300  Tupperware Corp.......................................      615,544
   260,800  Unilever N V - ADR....................................   20,163,100
                                                                   ------------
                                                                    102,386,819
                                                                   ------------
            INFORMATION PROCESSING - 0.18%
   189,800  HBO & Co..............................................    4,733,138
   136,200* Parametric Technology Corp............................    2,315,400
                                                                   ------------
                                                                      7,048,538
                                                                   ------------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 3.73%
    87,300* BMC Software, Inc.....................................    4,457,756
 1,015,700* Microsoft Corp........................................  123,915,400
   412,687* Oracle Corp...........................................   14,134,530
    92,600* Peoplesoft Inc........................................    1,904,088
                                                                   ------------
                                                                    144,411,774
                                                                   ------------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 1.78%
    61,400  Apple Computer, Inc...................................    1,960,962
   685,049  Compaq Computer Corp..................................   22,264,093
   530,400* Dell Computer Corp....................................   32,254,950
    58,100* Silicon Graphics, Inc.................................      711,725
   155,600  Sun Microsystems, Inc.................................   11,524,125
                                                                   ------------
                                                                     68,715,855
                                                                   ------------



    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
   ---------                                                            -----


            INFORMATION PROCESSING -
            COMPUTER SERVICES - 0.72%
   132,800  Automatic Data Processing, Inc........................ $ 10,225,600
    27,452* Ceridian Corp.........................................    1,786,095
   196,400  Electronic Data Systems Corp. New.....................    7,659,600
   182,654  First Data Corp.......................................    4,874,579
    65,800  Paychex, Inc..........................................    3,273,550
                                                                   ------------
                                                                     27,819,424
                                                                   ------------
            INFORMATION PROCESSING -
            DATA SERVICES - 4.25%
         1  A.C. Nielson..........................................           27
    38,200* Adobe Systems Inc.....................................    1,709,450
    27,800  Autodesk, Inc.........................................    1,011,225
   329,421* Cendant Corp..........................................    6,258,999
   211,230  Computer Associates Int'l.............................    9,346,927
    52,800* Computer Sciences Corp................................    3,016,200
   213,500* E M C Corp............................................   15,478,750
    60,000* Gateway 2000, Inc.....................................    3,367,500
   420,800  Hewlett Packard Co....................................   26,405,200
    51,400  Honeywell Inc.........................................    4,108,787
   380,100  International Business Machine........................   62,716,500
   164,900* Novell, Inc ..........................................    2,731,156
   112,900  Pitney Bowes Inc......................................    6,322,400
   116,400* Seagate Technology....................................    3,433,800
   104,100* Unisys Corp...........................................    2,966,850
   142,300  Xerox Corp............................................   15,297,250
                                                                   ------------
                                                                    164,171,021
                                                                   ------------
            INFORMATION PROCESSING -
            NETWORKING - 1.54%
    82,700* Ascend Communications Inc.............................    4,646,706
   635,475* Cisco Systems, Inc....................................   47,898,928
    45,300* General Insturment Corp...............................    1,274,063
   145,500* 3Com Corp.............................................    5,629,031
                                                                   ------------
                                                                     59,448,728
                                                                   ------------
            INSURANCE - CASUALTY - 0.37%
    73,700  Chubb Corp............................................    5,163,606
    27,800  Progressive Corp......................................    4,124,825
    58,000  SAFECO Corp...........................................    2,490,375
    74,842  St. Paul Companies, Inc...............................    2,638,181
                                                                   ------------
                                                                     14,416,987
                                                                   ------------

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
NOVEMBER 30, 1998 (UNAUDITED)                                                  7
================================================================================



    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
   ---------                                                            -----
            INSURANCE - LIFE - 0.61%
    71,892  Aetna Inc............................................. $  5,558,150
   165,188  Conseco Inc...........................................    5,471,853
    66,112  Jefferson-Pilot Corp..................................    4,512,144
    43,900  Lincoln National Corp.................................    3,673,881
    54,900  Torchmark Corp........................................    2,086,200
    21,209  Transamerica Corp.....................................    2,253,456
                                                                   ------------
                                                                     23,555,684
                                                                   ------------
            INSURANCE - MISCELLANEOUS - 0.44%
    32,100  General Re Corp.......................................    7,495,350
    57,100  MBIA, Inc.............................................    3,697,225
    51,200  MGIC Investment Corp..................................    2,249,600
    67,400  UNUM Corp.............................................    3,631,175
                                                                   ------------
                                                                     17,073,350
                                                                   ------------
            INSURANCE - MULTILINE - 2.12%
   367,640  Allstate Corp.........................................   14,981,329
   422,440  American International Gp. Inc........................   39,709,360
    55,100  Aon Corp..............................................    3,175,137
    86,900  CIGNA Corp............................................    6,761,906
    54,000  Cincinnati Financial Corp.............................    2,109,375
   115,000  Hartford Financial Svcs Group.........................    6,346,563
   119,850  Marsh & McLennan Companies Inc........................    6,973,772
    54,100  Provident Companies Inc...............................    2,079,469
                                                                   ------------
                                                                     82,136,911
                                                                   ------------
            LEISURE TIME - 0.04%
    17,900  Brunswick Corp........................................      393,800
    70,900* Mirage Resorts, Inc...................................    1,054,638
                                                                   ------------
                                                                      1,448,438
                                                                   ------------
            LODGING - 0.13%
   108,800  Hilton Hotels Corp....................................    2,366,400
    94,000  Marriott International Inc............................    2,761,250
                                                                   ------------
                                                                      5,127,650
                                                                   ------------
            MACHINE TOOLS - 0.01%
     4,700  Milacron Inc..........................................       95,175
                                                                   ------------
            MACHINERY - AGRICULTURE - 0.12%
    41,700  Case Corp.............................................    1,011,225
   108,300  Deere & Co............................................    3,783,731
                                                                   ------------
                                                                      4,794,956
                                                                   ------------


    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
   ---------                                                            -----
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.25%
   153,000  Caterpillar Inc....................................... $  7,563,937
    31,900  Fluor Corp............................................    1,365,719
    29,000  Foster Wheeler Corp...................................      496,625
    10,800  Harnischfeger Industries Inc..........................      108,000
                                                                   ------------
                                                                      9,534,281
                                                                   ------------
            MACHINERY - INDUSTRIAL/SPECIALTY - 0.51%
     1,600  Aeroquip-Vickers, Inc.................................       58,200
    14,600  Briggs & Stratton Corp................................      736,387
    42,700  Cooper Industries, Inc................................    2,097,638
    95,600  Dover Corp............................................    3,405,750
    89,400  Illinois Tool Works Inc...............................    5,682,488
    67,700  Ingersoll-Rand Co.....................................    3,169,206
    32,000  Johnson Controls, Inc.................................    1,852,000
    59,533  Pall Corp.............................................    1,384,142
    33,375  Parker Hannifin Corp..................................    1,159,781
    12,800  Timken Co.............................................      246,400
                                                                   ------------
                                                                     19,791,992
                                                                   ------------
            MEDICAL TECHNOLOGY - 0.15%
    68,900  Guidant Corp..........................................    5,912,481
                                                                   ------------
            MERCHANDISE - DRUG - 0.59%
   151,200  CVS Corp..............................................    7,465,500
    16,600  Longs Drug Stores Corp................................      591,375
   100,600  Rite Aid Corp.........................................    4,665,325
   191,400  Walgreen Co...........................................   10,275,788
                                                                   ------------
                                                                     22,997,988
                                                                   ------------
            MERCHANDISE - SPECIALTY - 2.00%
    41,000  American Greetings Corp. Class A......................    1,734,812
    40,900  Circuit City Stores, Inc..............................    1,480,068
    53,600* Consolidated Stores Corp..............................    1,152,400
    95,522* CostCo Companies, Inc.................................    5,994,005
    71,500  Dollar General Corp...................................    1,702,594
    74,400  Fortune Brands, Inc...................................    2,534,250
   164,700  Gap, Inc..............................................   12,115,744
   608,400  Home Depot, Inc.......................................   30,267,900
    89,900  Ikon Office Solutions Inc.............................      876,525
       973  Jostens, Inc..........................................       22,805
    63,200* Kohl's Corp...........................................    3,108,650
    84,773  Limited, Inc..........................................    2,453,119
    79,200  Nordstrom, Inc........................................    2,950,200
   113,000* Staples, Inc..........................................    3,947,938



    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
   ---------                                                            -----
            MERCHANDISE - SPECIALTY - Continued
   108,000  TJX Companies, Inc.................................... $  2,767,500
    33,600  Tandy Corp............................................    1,514,100
   127,625* Toys "R" Us, Inc......................................    2,520,594
                                                                   ------------
                                                                     77,143,204
                                                                   ------------
            MERCHANDISING - DEPARTMENT - 0.51%
   179,800  Dayton Hudson Corp....................................    8,091,000
    48,600  Dillards, Inc. Class A................................    1,670,625
    92,300* Federated Dept Stores, Inc ...........................    3,847,756
    99,800  May Department Stores Co..............................    6,019,188
                                                                   ------------
                                                                     19,628,569
                                                                   ------------
            MERCHANDISING - FOOD - 0.85%
   113,900  Albertsons, Inc.......................................    6,499,418
   119,200  American Stores Co....................................    4,000,650
    15,300  Great Atlantic & Pacific Tea..........................      417,881
    98,300  Kroger Co.............................................    5,216,044
   191,600* Safeway, Inc..........................................   10,118,875
    33,400  Supervalu Inc.........................................      862,138
   143,800  SYSCO Corp............................................    3,873,613
    52,000  Winn-Dixie Stores, Inc................................    2,096,250
                                                                   ------------
                                                                     33,084,869
                                                                   ------------
            MERCHANDISING - MASS - 2.31%
   190,300* KMart Corp............................................    2,902,075
    59,600  Fred Meyer, Inc.......................................    3,032,150
   119,400  J.C. Penney Co., Inc..................................    6,567,000
   163,300  Sears Roebuck and Co..................................    7,746,544
    35,000* Venator Group, Inc....................................      275,625
   914,100  Wal-Mart Stores, Inc..................................   68,843,156
                                                                   ------------
                                                                     89,366,550
                                                                   ------------
            METALS - ALUMINUM - 0.25%
   115,900  Alcan Aluminium Ltd...................................    3,085,838
    67,200  Aluminum Co. of America...............................    4,981,200
    33,100  Reynolds Metals Co....................................    1,816,362
                                                                   ------------
                                                                      9,883,400
                                                                   ------------
            METALS - COPPER - 0.08%
    19,300  ASARCO Inc............................................      373,938
    67,631  Newmont Mining Corp...................................    1,344,166
    27,200  Phelps Dodge Corp.....................................    1,541,900
                                                                   ------------
                                                                      3,260,004
                                                                   ------------

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
8                                                  NOVEMBER 30, 1998 (UNAUDITED)
================================================================================



    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
   ---------                                                            -----
            METALS - MISCELLANEOUS - 0.07%
    31,350  Cyprus Amax Minerals Co............................... $    356,606
    57,075  Engelhard Corp........................................    1,102,261
    48,500* Freeport-McMoRan Copper &
              Gold Class .........................................      633,531
    52,400  Inco Limited..........................................      605,875
                                                                   ------------
                                                                      2,698,273
                                                                   ------------
            METALS - STEEL - 0.12%
    59,525  Allegheny Teldyne Inc.................................    1,223,982
    46,100* Bethlehem Steel Corp..................................      380,325
    31,100  Nucor Corp............................................    1,306,200
    48,920  USX-US Steel Group, Inc...............................    1,195,483
    53,625  Worthington Industries, Inc...........................      653,555
                                                                   ------------
                                                                      4,759,545
                                                                   ------------
            MISCELLANEOUS - 0.16%
   103,600  BB & T Corp...........................................    3,826,725
    57,800  Equifax Inc...........................................    2,398,700
                                                                   ------------
                                                                      6,225,425
                                                                   ------------
            MOBILE HOMES - 0.01%
    14,600  Fleetwood Enterprises, Inc............................      491,838
                                                                   ------------
            NATURAL GAS-DIVERSIFIED - 0.11%
    87,800  Coastal Corp..........................................    3,062,025
    37,900  Sonat Inc.............................................    1,125,156
                                                                   ------------
                                                                      4,187,181
                                                                   ------------
            OIL - INTEGRATED DOMESTIC - 1.41%
    35,700  Amerada Hess Corp.....................................    1,981,350
   406,400  Amoco Corp............................................   23,952,200
    26,900  Ashland Oil, Inc......................................    1,308,012
   131,400  Atlantic Richfield Co.................................    8,738,100
    74,967  Burlington Resources, Inc.............................    2,670,699
    19,400  Kerr-McGee Corp.......................................      766,300
   150,600  Occidental Petroleum Corp.............................    3,049,650
    40,800* Oryx Energy Co........................................      563,550
    18,500  Pennzoil Co...........................................      686,812
    96,300  Phillips Petroleum Co.................................    4,044,600
   114,100  USX-Marathon Group....................................    3,237,588
    98,300  Unocal Corp...........................................    3,329,913
                                                                   ------------
                                                                     54,328,774
                                                                   ------------
            OIL - INTEGRATED INTERNATIONAL - 4.63%
   268,200* Chevron Corp..........................................   22,428,225



    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
   ---------                                                            -----
            OIL - INTEGRATED INTERNATIONAL - Continued
   991,500  Exxon Corp............................................ $ 74,424,469
   320,500  Mobil Corp............................................   27,623,094
   884,900  Royal Dutch Pete Co. - ADR............................   41,590,300
   222,600  Texaco Inc............................................   12,813,412
                                                                   ------------
                                                                    178,879,500
                                                                   ------------
            OIL - SERVICES - 0.50%
   131,160  Baker Hughes Inc......................................    2,401,868
   200,500  Halliburton Co........................................    5,889,688
    34,300  McDermott International, Inc..........................      919,669
    35,500* Rowan Companies, Inc..................................      348,343
   217,400  Schlumberger Ltd......................................    9,715,062
                                                                   ------------
                                                                     19,274,630
                                                                   ------------
            OIL/GAS PRODUCERS - 0.13%
    50,600  Anadarko Petroleum Corp...............................    1,426,288
    33,700  Apache Corp...........................................      775,100
     6,000  Helmerich & Payne, Inc................................      103,500
    38,716  Sunoco Inc............................................    1,311,504
   113,842  Union Pacific Res. Group Inc..........................    1,273,607
                                                                   ------------
                                                                      4,889,999
                                                                   ------------
            PAPER/FOREST PRODUCTS - 1.02%
    54,200  Avery Dennison Corp...................................    2,598,212
    10,566  Boise Cascade Corp....................................      334,810
    45,400  Champion International Corp...........................    1,886,937
    96,600  Fort James Corp.......................................    3,779,475
    39,200  Georgia-Pacific Corp..................................    2,224,600
   128,918  International Paper Co................................    5,599,876
   240,432  Kimberly-Clark Corp...................................   12,652,734
    41,600  Louisiana Pacific Corp................................      707,200
    39,200  Mead Corp.............................................    1,188,250
     4,900  Potlatch Corp.........................................      185,281
    35,450  Union Camp Corp.......................................    2,293,172
    26,850  Westvaco Corp.........................................      755,156
    79,500  Weyerhaeuser Co.......................................    3,984,938
    35,000  Willamette Industries, Inc............................    1,222,813
                                                                   ------------
                                                                     39,413,454
                                                                   ------------
            PHOTOGRAPHY - 0.25%
   130,750  Eastman Kodak Co......................................    9,487,547
    35,300  Polaroid Corp.........................................      750,125
                                                                   ------------
                                                                     10,237,672
                                                                   ------------



    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
   ---------                                                            -----
            POLLUTION CONTROL - 0.34%
    83,300  Browning-Ferris Industries Inc........................ $  2,457,350
    97,400  Laidlaw Inc...........................................      967,913
   224,150  Waste Management, Inc.................................    9,610,431
                                                                   ------------
                                                                     13,035,694
                                                                   ------------
            PUBLISHING - NEWS - 0.45%
    35,600  Dow Jones & Co., Inc..................................    1,702,125
   116,400  Gannett Co., Inc......................................    7,515,075
    42,400  Knight-Ridder, Inc....................................    2,180,950
    77,200  New York Times Co. Class A............................    2,398,025
    24,232  Times Mirror Co.......................................    1,420,601
    36,300  Tribune Co............................................    2,327,738
                                                                   ------------
                                                                     17,544,514
                                                                   ------------
            PUBLISHING/PRINTING - 0.28%
    50,800  Deluxe Corp...........................................    1,765,300
    74,100  Dun & Bradstreet Corp New.............................    2,236,893
    19,217  Harcourt General, Inc.................................      994,480
    30,100  McGraw-Hill, Inc......................................    2,693,950
    21,600  Moore Corp. Ltd.......................................      236,250
    71,800  R R Donnelley and Son.................................    3,047,013
                                                                   ------------
                                                                     10,973,886
                                                                   ------------
            RAILROAD - 0.57%
   205,551  Burlington Northern Santa Fe..........................    6,988,733
   115,900  CSX Corp..............................................    4,831,581
   170,400  Norfolk Southern Corp.................................    5,175,900
   103,600  Union Pacific Corp....................................    5,037,550
                                                                   ------------
                                                                     22,033,764
                                                                   ------------
            RESTAURANTS - 0.64%
    55,800  Darden Restaurants, Inc...............................      882,337
   285,000  McDonald's Corp.......................................   19,967,813
    72,620* Tricon Global Restaurants, Inc........................    3,308,749
    30,000  Wendy's International, Inc............................      600,000
                                                                   ------------
                                                                     24,758,899
                                                                   ------------
            SAVINGS & LOAN - 0.30%
    23,500  Golden West Financial Corp............................    2,225,156
   246,443  Washington Mutual, Inc................................    9,549,666
                                                                   ------------
                                                                     11,774,822
                                                                   ------------
            SECURITIES RELATED - 1.07%
    45,700  Bear Stearns Co. Inc..................................    1,919,400
    97,650  Charles Schwab Corp...................................    5,505,019

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
NOVEMBER 30, 1998 (UNAUDITED)                                                  9
================================================================================



    NUMBER                                                            MARKET
   OF SHARES                                                          VALUE
   ---------                                                       ------------
            SECURITIES RELATED - Continued
    95,500  Franklin Resources, Inc............................... $  4,082,625
    45,600  Lehman Brothers Hldings, Inc..........................    2,277,150
   134,900  Merrill Lynch & Co., Inc..............................   10,117,500
   249,201  Morgan Stanley, Dean Witter,
             Discover and Co......................................   17,381,771
                                                                   ------------
                                                                     41,283,465
                                                                   ------------
            SEMICONDUCTOR EQUIPMENT - 0.19%
   158,000* Applied Materials, Inc................................    6,122,500
    35,600* KLA-Tencor Corp.......................................    1,212,625
                                                                   ------------
                                                                      7,335,125
                                                                   ------------
            SEMICONDUCTORS - 2.93%
    58,600  Advanced Micro Devices, Inc...........................    1,622,487
   683,300  Intel Corp............................................   73,540,163
    55,500* LSI Logic Corp........................................      860,250
    93,300* Micron Technology, Inc................................    3,854,456
   244,700  Motorola, Inc.........................................   15,171,400
    95,800* National Semiconductor Corp...........................    1,377,125
    95,400  Rockwell International Corp...........................    4,668,638
   159,600  Texas Instruments Inc.................................   12,189,450
                                                                   ------------
                                                                    113,283,969
                                                                   ------------
            TELECOMMUNICATIONS - 3.37%
   217,800* Airtouch Communications, Inc..........................   12,455,437
    96,500  ALLTEL Corp...........................................    5,114,500
    32,335* Andrew Corp...........................................      517,360
    54,300  Frontier Corp.........................................    1,635,788
    32,800  Harris Corp...........................................    1,244,350
   546,580  Lucent Technologies, Inc..............................   47,040,041
   734,612* MCI Worldcom Inc......................................   43,342,079
    89,900* Nextel Communications, Inc. Class A...................    1,932,850
   257,040  Northern Telecom Ltd..................................   12,000,555
    29,500  Scientific-Atlanta, Inc...............................      571,563
    80,100* Tellabs, Inc..........................................    4,330,406
                                                                   ------------
                                                                    130,184,929
                                                                   ------------
            TEXTILE - PRODUCTS - 0.08%
    26,100  Russell Corp..........................................      621,506
    48,800  V F Corp..............................................    2,394,250
                                                                   ------------
                                                                      3,015,756
                                                                   ------------
            TOBACCO - 1.52%
   994,200  Philip Morris Cos Inc.................................   55,613,063



    NUMBER                                                             MARKET
   OF SHARES                                                           VALUE
   ---------                                                       ------------
            TOBACCO - Continued
    94,300  UST Inc............................................... $  3,276,925
                                                                   ------------
                                                                     58,889,988
                                                                   ------------
            UTILITIES - COMMUNICATION - 5.63%
   726,026  A T & T Corp..........................................   45,240,495
   461,500  Ameritech Corp........................................   24,978,688
   655,010  Bell Atlantic Corp....................................   36,434,931
   392,000  BellSouth Corp........................................   34,202,000
   413,000  GTE Corp..............................................   25,606,000
   797,758  SBC Communications, Inc...............................   38,242,524
   140,800  Sprint Corp. FON Group................................   10,243,200
   176,000  Sprint Corp. PCS Group................................    2,816,000
                                                                   ------------
                                                                    217,763,838
                                                                   ------------
            UTILITIES - ELECTRIC - 2.50%
    71,700* AES Corp..............................................    3,280,275
    43,700  Ameren Corp...........................................    1,799,893
    72,900  American Electric Power, Inc..........................    3,380,738
    35,200  Baltimore Gas and Electric Co.........................    1,080,200
    60,100  Carolina Power & Light Co.............................    2,787,137
   123,800  Central & South West Corp.............................    3,404,500
    42,964  Cinergy Corp..........................................    1,484,943
   114,200  Consolidated Edison, Inc..............................    5,802,787
    42,300  DTE Energy Co.........................................    1,845,337
    57,650  Dominion Resources, Inc...............................    2,662,709
   154,451  Duke Energy Corp......................................    9,662,841
   170,200  Edison International..................................    4,680,500
   138,300  Entergy Corp..........................................    4,053,919
    87,100  FPL Group, Inc........................................    5,334,875
    80,700  FirstEnergy Corp......................................    2,496,656
    32,600  GPU Inc...............................................    1,428,288
   116,279  Houston Industries, Inc...............................    3,677,323
    44,900  New Century Energies, Inc.............................    2,158,006
    37,500* Niagara Mohawk Power Corp.............................      576,563
    52,000  Northern States Power Co..............................    1,413,750
    91,300  Peco Energy Co........................................    3,663,413
   161,800  P G & E Corp..........................................    5,005,688
    42,264  P P & L Resources Inc.................................    1,154,336
   121,600  PacifiCorp............................................    2,280,000
    94,950  Public Serv Enterprise Group..........................    3,703,050
   279,700  Southern Co...........................................    8,251,150
   142,220  Texas Utilities Co....................................    6,337,679
    83,800  Unicom Corp...........................................    3,158,213
                                                                   ------------
                                                                     96,564,769
                                                                   ------------


    NUMBER                                                             MARKET
   OF SHARES                                                           VALUE
   ---------                                                       -------------
            UTILITIES - GAS, DISTRIBUTION - 0.03%
    23,700  NICOR Inc............................................. $     996,881
                                                                   -------------
            UTILITIES - GAS, PIPELINE - 0.54%
    37,800  Columbia Energy Group.................................     2,145,150
    44,100  Consolidated Natural Gas Co...........................     2,395,181
   142,000  Enron Corp............................................     7,463,875
    18,300  ONEOK Inc.............................................       637,069
     2,200  Peoples Energy Corp...................................        82,913
    94,262  Sempra Energy.........................................     2,362,441
   196,500  Williams Companies, Inc...............................     5,661,656
                                                                   -------------
                                                                      20,748,285
                                                                   -------------
            TOTAL COMMON STOCK
            (Cost $1,821,768,439)................................. 3,835,442,745
                                                                   -------------



 PAR
VALUE
-----
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 0.67%

            AUTO - CARS - 0.21%
$7,950,000  Hertz Corp.,
             5.05% due 12/07/1998.................................    7,943,308
                                                                   ------------
            FINANCE COMPANIES - 0.46%
11,652,000  Ford Credit Europe PLC,
             4.94 12/01/1998......................................   11,652,000
 6,308,000  General Electric Cap Svcs Inc.,
             4.95% due 12/03/1998.................................    6,306,264
                                                                   ------------
                                                                     17,958,264
                                                                   ------------
            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $25,901,572)....................................   25,901,572
                                                                   ------------
            UNITED STATES GOVERNMENT
            SHORT TERM - 0.06%

            U. S. TREASURY BILLS - 0.06%
 2,475,000  United States Treasury Bills,
            3.25% due 12/03/1998..................................    2,463,794
                                                                   ------------
            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM
            (Cost $2,463,794).....................................    2,463,794
                                                                   ------------

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
10                                                 NOVEMBER 30, 1998 (UNAUDITED)
================================================================================



                                                                       MARKET
                                                                       VALUE
                                                                  --------------
            TOTAL INVESTMENTS
            (Cost $1,850,133,805) - 99.87%....................... $3,863,808,111
            Other assets less liabilities,
             net - 0.13%.........................................      4,870,753
                                                                  --------------
            NET ASSETS (equivalent
             to $35.73 per share on
             108,284,238 shares
             outstanding) - 100%................................. $3,868,678,864
                                                                  ==============
          * Non-income producing



                                                                    UNREALIZED
   CONTRACTS                                                       APPRECIATION
   ---------                                                       ------------

       FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 11/30/98)
   81 (2)    S&P 500 Index Futures
              (December/$1,166.90)................................ $    112,450
                                                                   ============

            (1)U.S.Treasury Bills with a market value of
               approximately $2,175,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
            (2)Per 250


NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
 1,000,000,000 shares authorized,
 108,284,238 shares outstanding................................ $     1,082,842
Additional paid in capital.....................................   1,816,182,773
Accumulated net realized gain on securities....................      37,099,937
Undistributed net investment income............................         526,556
Unrealized appreciation of:
  Investments...........  $2,013,674,306
  Futures ..............         112,450                          2,013,786,756
                          --------------                        ---------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.................................................. $ 3,868,678,864
                                                                ===============










SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
               STOCK INDEX FUND - FINANCIAL STATEMENTS (Unaudited)            11
================================================================================


STATEMENT OF OPERATIONS
For the six months ended November 30, 1998


INVESTMENT INCOME:
Dividends ........................................................ $ 26,050,437
Interest .........................................................      686,813
                                                                   ------------
  Total investment income ........................................   26,737,250
                                                                   ------------
EXPENSES:
Advisory fees ....................................................    4,696,528
Custodian and accounting services ................................      416,470
Reports to shareholders ..........................................      296,034
Audit fees and tax services ......................................       64,696
Directors' fees and expenses .....................................       48,092
Miscellaneous ....................................................       92,748
                                                                   ------------
  Total expenses .................................................    5,614,568
                                                                   ------------
NET INVESTMENT INCOME ............................................   21,122,682
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
  Investments .................................... $ 22,720,875
  Futures contracts ..............................     (836,664)     21,884,211
                                                    ------------
Net unrealized appreciation of securities during
 the period:
  Investments ....................................   226,993,838
  Futures contracts ..............................       503,287    227,497,125
                                                    ------------   ------------
   Net realized and unrealized gain on securities
   during the period .............................................  249,381,336
                                                                   ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................. $270,504,018
                                                                   ============


STATEMENT OF CHANGES IN NET ASSETS


                                                                   For the             For the
                                                               six months ended    fiscal year ended
                                                               November 30, 1998      May 31, 1998
                                                               -----------------   -----------------

OPERATIONS:
Net investment income ........................................  $    21,122,682     $    39,567,862
Net realized gain on securities ..............................       21,884,211          16,742,928
Net unrealized appreciation of securities during the period...      227,497,125         713,815,081
                                                                ---------------     ---------------
  Increase in net assets resulting from operations ...........      270,504,018         770,125,871
                                                                ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ........................................      (20,974,037)        (39,570,522)
Net realized gain on securities ..............................                _         (14,847,655)
                                                                ---------------     ---------------
  Decrease in net assets resulting from distributions
   to shareholders ...........................................      (20,974,037)        (54,418,177)
                                                                ---------------     ---------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .............................      179,639,812         367,059,600
Proceeds from capital stock issued for distributions
  reinvested .................................................       20,974,037          54,418,177
                                                                ---------------     ---------------
 ..............................................................      200,613,849         421,477,777
Cost of capital stock repurchased ............................      (64,119,789)        (98,730,173)
                                                                ---------------     ---------------
  Increase in net assets resulting from capital stock
   transactions ..............................................      136,494,060         322,747,604
                                                                ---------------     ---------------
TOTAL INCREASE IN NET ASSETS .................................      386,024,041       1,038,455,298

NET ASSETS:
Beginning of period ..........................................    3,482,654,823       2,444,199,525
                                                                ---------------     ---------------
End of period (including undistributed net investment income
  of $526,556 and $377,911) ..................................  $ 3,868,678,864     $ 3,482,654,823
                                                                ===============     ===============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .................................        5,303,538          12,118,343
Shares issued for distributions reinvested ...................          622,269           1,806,919
Shares of capital stock repurchased ..........................       (1,975,116)         (3,279,150)
                                                                ---------------     ---------------
  Increase in shares outstanding .............................        3,950,691          10,646,112
Shares outstanding:
  Beginning of period ........................................      104,333,547          93,687,435
                                                                ---------------     ---------------
  End of period ..............................................      108,284,238         104,333,547
                                                                ===============     ===============









SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                   MIDCAP INDEX FUND - STATEMENT OF NET ASSETS
12                                                 NOVEMBER 30, 1998 (UNAUDITED)
================================================================================


    NUMBER                                                             MARKET
   OF SHARES                                                           VALUE
   ---------                                                       ------------
            COMMON STOCKS - 98.00%

            ADVERTISING - 0.25%
    53,000* Snyder Communications, Inc............................ $  1,884,813
                                                                   ------------

            AEROSPACE/DEFENSE - 1.01%
    32,480  Gencorp Inc...........................................      799,820
    49,100* SCI Systems, Inc......................................    2,387,488
     8,000* Sequa Corp. Class A...................................      509,000
    51,674  Sunstrand Corp........................................    2,790,396
    30,320  Teleflex Inc..........................................    1,288,600
                                                                   ------------
                                                                      7,775,304
                                                                   ------------
            AIRLINES - 0.22%
    22,021* Alaska Air Group, Inc.................................      824,411
    24,574  ASA Holdings, Inc.....................................      833,980
                                                                   ------------
                                                                      1,658,391
                                                                   ------------
            APPAREL & PRODUCTS - 1.55%
    49,900* Abercrombie and Fitch Co..............................    2,794,400
    87,206  Cintas Corp...........................................    4,796,330
    40,971  Claire's Stores, Inc..................................      696,507
    27,224* Land's End, Inc.......................................      614,241
    41,500  Ross Stores, Inc......................................    1,509,563
    60,700  Warnaco Group Inc. Class A............................    1,502,325
                                                                   ------------
                                                                     11,913,366
                                                                   ------------
            APPLIANCES/FURNISHINGS - 0.88%
    44,959  Heilig-Meyers Co......................................      314,713
    37,801  Lancaster Colony Corp.................................    1,039,528
   161,852  Leggett & Platt, Inc..................................    3,672,017
    80,156  Herman Miller, Inc....................................    1,703,315
                                                                   ------------
                                                                      6,729,573
                                                                   ------------
            AUTO - CARS - 0.87%
   135,040  Harley-Davidson, Inc..................................    5,646,360
    56,700  Meritor Automotive, Inc...............................    1,002,881
                                                                   ------------
                                                                      6,649,241
                                                                   ------------
            AUTO - ORIGINAL EQUIPMENT - 1.28%
    20,125  Arvin Industries, Inc.................................      845,250
    24,700  Carlisle Cos Inc......................................    1,094,519
    39,036  Donaldson Co., Inc....................................      780,720
    43,270  Federal-Mogul Corp....................................    2,455,573
    60,700* Lear Corp.............................................    2,344,538
    50,245  Mark IV Industries, Inc...............................      847,884
    24,928  Modine Manufacturing Co...............................      909,872



    NUMBER                                                            MARKET
   OF SHARES                                                          VALUE
   ---------                                                       ------------
            AUTO - ORIGINAL EQUIPMENT - Continued
    23,200  Superior Industries International, Inc................ $    603,200
                                                                   ------------
                                                                      9,881,556
                                                                   ------------
            AUTO - REPLACEMENT PARTS - 0.37%
    31,642  Kaydon Corp...........................................    1,117,358
    29,500* SPX Corp..............................................    1,711,000
                                                                   ------------
                                                                      2,828,358
                                                                   ------------
            BANKS - OTHER - 0.70%
   115,804  First Tennessee National Corp.........................    3,879,434
   116,900  Sovereign Bancorp, Inc................................    1,497,781
                                                                   ------------
                                                                      5,377,215
                                                                   ------------
            BANKS - REGIONAL - 6.49%
    53,600  Associated Banc-Corp..................................    1,829,100
    33,700  CCB Financial Corp....................................    1,828,225
    38,455  City National Corp....................................    1,437,256
    98,572  Crestar Financial Corp................................    6,542,717
   153,511  First Security Corp...................................    3,089,409
    41,762  First Virginia Banks, Inc.............................    1,874,070
    84,700  GreenPoint Financial Corp.............................    3,223,894
   122,700  Hibernia Corp. Class A................................    2,070,562
    86,948  Marshall & Ilsley Corp................................    4,428,914
    58,934  Mercantile Bankshares Corp............................    2,070,057
   132,550  North Fork Bancorporation Inc.........................    2,791,834
    85,859  Old Kent Financial Corp...............................    3,691,937
    65,968  Pacific Century Financial Corp........................    1,410,066
    35,000  Provident Financial Group.............................    1,417,500
   138,930  SouthTrust Corp.......................................    5,105,677
    79,800  TCF Financial Corp....................................    1,930,163
    28,178  Wilmington Trust Corp.................................    1,634,324
    67,800  Zions Bancorporation..................................    3,423,900
                                                                   ------------
                                                                     49,799,605
                                                                   ------------
            BROADCASTING - 0.56%
   100,456  A.H. Belo Corp........................................    1,896,107
    26,592* Chris-Craft Industries, Inc...........................    1,229,880
    40,632  TCA Cable TV, Inc.....................................    1,158,012
                                                                   ------------
                                                                      4,283,999
                                                                   ------------
            BUILDING MATERIALS - 1.64%
    18,566  CalMat Co.............................................      570,905
    36,800  Fastenal Co...........................................    1,518,000
    49,050  Hon Industries Inc....................................    1,164,938
    43,600  Martin Marietta Materials.............................    2,114,600



    NUMBER                                                            MARKET
   OF SHARES                                                          VALUE
   ---------                                                       ------------

            BUILDING MATERIALS - Continued
    80,556  RPM, Inc.............................................. $  1,319,104
    34,900  Southdown, Inc........................................    2,032,925
    30,500  Vulcan Materials Co...................................    3,823,938
                                                                   ------------
                                                                     12,544,410
                                                                   ------------
            CHEMICAL - MAJOR - 0.51%
    36,345  Albemarle Corp........................................      676,926
    19,400  Borg-Warner Automotive, Inc...........................      967,575
    99,500  Solutia Inc...........................................    2,226,312
                                                                   ------------
                                                                      3,870,813
                                                                   ------------
            CHEMICAL - MISCELLANEOUS - 1.71%
    53,200  Airgas, Inc...........................................      538,650
    63,437  Crompton & Knowles Corp...............................    1,229,092
    36,000* Cytec Industries, Inc.................................      812,250
    19,368  Dexter Corp...........................................      620,987
    66,900  Ethyl Corp............................................      388,856
    36,170  Ferro Corp............................................    1,010,499
    11,264  H.B. Fuller Co........................................      489,984
    26,933  Georgia Gulf Corp.....................................      504,994
    50,436  M.A. Hanna Co.........................................      709,256
    31,393  Lawter International, Inc.............................      258,992
    52,719  Lubrizol Corp.........................................    1,430,003
    72,678  Lyondell Chemical Co..................................    1,353,628
    18,500  Minerals Technologies Inc.............................      811,688
     5,955  NCH Corp..............................................      333,480
    40,442  Olin Corp.............................................    1,236,009
    32,025  Rollins, Inc..........................................      546,427
    38,073  A. Schulman, Inc......................................      813,810
                                                                   ------------
                                                                     13,088,605
                                                                   ------------
            CONGLOMERATES - 1.48%
    39,698  Alexander & Baldwin, Inc..............................      913,054
    94,100  Dial Corp.............................................    2,470,125
    40,300* Litton Industries, Inc................................    2,465,856
     7,900* MAXXAM, Inc...........................................      385,619
    45,900  Ogden Corp............................................    1,219,219
    81,300  Viad Corp.............................................    1,895,306
    87,600  Whitman Corp..........................................    1,981,950
                                                                   ------------
                                                                     11,331,129
                                                                   ------------
            CONTAINERS - PAPER - 0.43%
    17,414  Chesapeake Corp.......................................      604,048

================================================================================
              MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
NOVEMBER 30, 1998 (UNAUDITED)                                                 13
================================================================================


    NUMBER                                                            MARKET
   OF SHARES                                                          VALUE
   ---------                                                       ------------


            CONTAINERS - PAPER - Continued
    88,979  Sonoco Products Co.................................... $  2,663,809
                                                                   ------------
                                                                      3,267,857
                                                                   ------------
            DRUGS - 5.04%
    25,000* Agouron Pharmaceuticals, Inc..........................    1,090,625
    45,280  Bergen Brunswig Corp. Class A.........................    2,818,680
    64,252  Biogen, Inc...........................................    4,875,121
    38,046  Carter-Wallace Inc....................................      675,317
    62,688* Centocor, Inc.........................................    2,538,864
   147,280  Chiron Corp...........................................    3,332,210
    53,425* Covance Inc...........................................    1,335,625
    69,982* Forest Laboratories, Inc..............................    3,262,911
    71,042* Genzyme Corp..........................................    2,988,204
     7,680* Genzyme Corp..........................................       26,879
    57,700  ICN Pharmaceuticals, Inc..............................    1,456,925
   109,736* IVAX Corp.............................................    1,042,492
    79,700  McKesson Corp.........................................    5,673,644
   107,634* Mylan Laboratories Inc................................    3,572,103
    74,200* Watson Pharmaceuticals, Inc...........................    3,997,525
                                                                   ------------
                                                                     38,687,125
                                                                   ------------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 0.06%
    26,716  CMP Group Inc.........................................      479,218
                                                                   ------------
            ELECTRICAL EQUIPMENT - 1.99%
    84,186* American Power Conversion.............................    3,483,196
    29,031  AMETEK, Inc...........................................      602,393
    93,600* FORE Systems, Inc.....................................    1,415,700
    55,070  Hubbell Inc. Class B..................................    2,220,009
   129,657  Molex Inc.............................................    4,675,756
    68,746* Teradyne, Inc.........................................    2,204,169
    37,800* UCAR International, Inc...............................      687,487
                                                                   ------------
                                                                     15,288,710
                                                                   ------------
            ELECTRONIC INSTRUMENTS - 1.15%
    80,552* Arrow Electronics, Inc................................    1,752,006
    33,250* Imation Corp..........................................      540,313
    66,400  Integrated Device Technology..........................      390,100
    25,621* MagnaTek, Inc.........................................      291,439
    33,800  Pittston Brink's Group................................    1,014,000
    60,979* Sensormatic Electronics Corp..........................      495,454
    52,813  Symbol Technologies, Inc..............................    2,574,634
    24,616  Varian Associates, Inc................................      973,871



    NUMBER                                                            MARKET
   OF SHARES                                                          VALUE
   ---------                                                       ------------

            ELECTRONIC INSTRUMENTS - Continued
    55,513* Vishay Intertechnology, Inc........................... $    787,591
                                                                   ------------
                                                                      8,819,408
                                                                   ------------
            ENTERTAINMENT - 0.11%
    34,100* GTECH Holdings Corp...................................      854,631
                                                                   ------------
            FERTILIZERS - 0.28%
    92,946  IMC Global, Inc.......................................    2,126,140
                                                                   ------------
            FINANCE COMPANIES - 0.68%
    71,000  Finova Group, Inc.....................................    3,749,688
    44,600  Keystone Financial, Inc...............................    1,443,925
                                                                   ------------
                                                                      5,193,613
                                                                   ------------
            FOODS - 3.16%
    35,382  Dean Foods Co.........................................    1,609,881
    49,209  Dole Food Co., Inc....................................    1,556,235
    27,036  Dreyer's Grand Ice Cream, Inc.........................      368,366
    89,404  Flowers Industries, Inc...............................    2,039,529
    62,500  Hormel Foods Corp.....................................    1,847,656
    84,100  IBP, Inc..............................................    2,134,037
    15,012  International Multifoods Corp.........................      381,868
    60,100  Interstate Bakeries Corp..............................    1,577,625
    32,971  Lance, Inc............................................      649,117
    68,778  McCormick & Co., Inc..................................    2,295,466
    22,871  J.M. Smucker Co. Class A..............................      531,751
    35,521  Trinity Industries, Inc...............................    1,374,219
   192,486  Tyson Foods, Inc. Class A.............................    3,982,054
    42,400* U. S. Foodservices....................................    1,947,750
    44,258  Universal Foods Corp..................................    1,098,152
    37,500* Vlasic Foods Int'l Inc................................      810,937
                                                                   ------------
                                                                     24,204,643
                                                                   ------------
            FOOTWEAR - 0.27%
    28,800* Nine West Group, Inc..................................      360,000
    34,500* Payless ShoeSource, Inc...............................    1,681,875
                                                                   ------------
                                                                      2,041,875
                                                                   ------------
            FREIGHT - 0.30%
    47,846  Airborne Freight Corp.................................    1,276,890
    29,300  J.B. Hunt Transport Services..........................      556,700
    30,271  Overseas Shipholding Group Inc........................      478,660
                                                                   ------------
                                                                      2,312,250
                                                                   ------------

            FUNERAL SERVICES - 0.26%
    90,400  Stewart Enterprises Inc............................... $  2,017,050
                                                                   ------------
            HEALTHCARE - 3.95%
    98,800  Allegiance Corp.......................................    3,982,875
    53,900* Apria Healthcare Group, Inc...........................      377,300
       426* Coram Healthcare Corp.................................          799
    52,372* First Health Group Corp...............................      834,679
    99,649* Foundation Health Systems Class A.....................    1,376,402
   208,200* Health Management Assoc...............................    4,515,337
    53,500* Lincare Holdings Inc..................................    1,845,750
    49,391* NovaCare, Inc.........................................      154,347
    79,300* Omnicare, Inc.........................................    2,269,962
    66,300* Oxford Health Plans, Inc..............................      733,444
    40,574* PacifiCare Health System, Inc. Class B................    3,055,730
    67,400* Quintiles Transnational Corp..........................    3,361,575
    73,500* Quorum Health Group Inc...............................    1,221,937
    55,000* Steris Corp...........................................    1,474,687
    80,200* Sybron International Corp.............................    1,994,975
    65,000* Total Renal Care Holdings.............................    1,726,563
    36,300* Trigon Healthcare, Inc................................    1,345,369
                                                                   ------------
                                                                     30,271,731
                                                                   ------------
            HEAVY DUTY TRUCKS/PARTS - 0.23%
    18,600  Bandag, Inc...........................................      657,975
    45,904  Federal Signal Corp...................................    1,121,779
                                                                   ------------
                                                                      1,779,754
                                                                   ------------
            HOME BUILDERS - 0.20%
    97,425  Clayton Homes, Inc....................................    1,510,088
                                                                   ------------
            HOSPITAL MANAGEMENT - 0.18%
    85,200* Beverly Enterprises, Inc..............................      489,900
    58,400* Concentra Managed Care, Inc...........................      689,850
    64,600* Medaphis Corp.........................................      185,725
                                                                   ------------
                                                                      1,365,475
                                                                   ------------
            HOSPITAL SUPPLIES - 1.44%
    29,835* Acuson Corp...........................................      417,690
    27,533  Beckman Coulter Inc...................................    1,328,467
    52,500  DENTSPLY International Inc............................    1,410,937
    56,400  Hillenbrand Industries, Inc...........................    3,204,225
    63,800* PSS World Medical, Inc................................    1,323,850
         1* SonoSight, Inc........................................           10

================================================================================
              MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
14                                                 NOVEMBER 30, 1998 (UNAUDITED)
================================================================================



    NUMBER                                                            MARKET
   OF SHARES                                                          VALUE
   ---------                                                       ------------


            HOSPITAL SUPPLIES - Continued
    78,982  Stryker Corp.......................................... $  3,336,990
                                                                   ------------
                                                                     11,022,169
                                                                   ------------
            HOUSEHOLD PRODUCTS - 0.95%
   123,300* Bed Bath & Beyond, Inc................................    3,845,419
    16,014  Church & Dwight Co., Inc..............................      553,484
    32,446  First Brands Corp.....................................    1,214,697
    50,800  Premark International Inc.............................    1,704,975
                                                                   ------------
                                                                      7,318,575
                                                                   ------------
            HUMAN RESOURCES - 1.02%
    31,303  Kelly Services Inc. Class A...........................      909,743
    66,400  Manpower Inc..........................................    1,477,400
    90,500* Modis Professional Services...........................    1,080,344
    66,650  Olsten Corp...........................................      499,875
    82,700* Robert Half International, Inc........................    3,886,900
                                                                   ------------
                                                                      7,854,262
                                                                   ------------
            INFORMATION PROCESSING - 0.30%
    40,400* Comverse Technology, Inc..............................    2,323,000
                                                                   ------------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 0.69%
    37,200* Citrix Systems, Inc...................................    3,087,600
   149,700* Informix Corp.........................................      809,316
    79,900* Platinum Technology, Inc..............................    1,413,231
                                                                   ------------
                                                                      5,310,147
                                                                   ------------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 1.00%
    56,800* Lexmark Intl Group, Inc...............................    4,338,100
    16,971  OEA, Inc..............................................      221,684
   140,492* Quantum Corp..........................................    3,108,385
                                                                   ------------
                                                                      7,668,169
                                                                   ------------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 5.18%
   375,600* America Online, Inc...................................   32,888,475
    54,000* Cambridge Technology Partner..........................    1,127,250
    82,852* Sterling Commerce Inc.................................    3,003,386
    84,400* SunGard Data Systems, Inc.............................    2,700,800
                                                                   ------------
                                                                     39,719,911
                                                                   ------------

            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 1.13%
    49,500* Intuit................................................ $  2,864,813
   113,550* Networks Associates, Inc..............................    5,776,856
                                                                   ------------
                                                                      8,641,669
                                                                   ------------
            INFORMATION PROCESSING -
            DATA SERVICES - 6.31%
    47,073  A.C. Nielson..........................................    1,297,450
   122,016  Comdisco, Inc.........................................    2,226,792
   154,900* Compuware Corp........................................    9,642,525
    56,551  Diebold, Inc..........................................    1,943,941
    54,800* Electronic Arts.......................................    2,308,450
    73,096* Fiserv, Inc...........................................    3,229,930
    23,768* Information Resources, Inc............................      199,057
    57,600* Keane, Inc............................................    1,656,000
    53,407* Mentor Graphics Corp..................................      460,635
    90,073* NCR Corp..............................................    3,355,219
    62,400* NOVA Corp.............................................    1,985,100
    30,036* Policy Management Systems.............................    1,535,590
    71,808  Reynolds and Reynolds Co. Class A.....................    1,516,944
    35,025* Sequent Computer Systems, Inc.........................      446,569
    78,900* Siebel Systems, Inc...................................    1,913,325
   100,300* Solectron Corp........................................    6,638,606
    70,800* Sterling Software, Inc................................    1,823,100
    87,780* Storage Technology Corp...............................    3,072,300
    27,695  Structural Dynamic Research Corp......................      482,931
    46,212* Symantec Corp.........................................      924,240
    43,800* Tech Data Corp........................................    1,762,950
                                                                   ------------
                                                                     48,421,654
                                                                   ------------
            INSURANCE - CASUALTY - 0.25%
    48,333  American Financial Group, Inc.........................    1,900,091
                                                                   ------------
            INSURANCE - MISCELLANEOUS - 1.10%
    63,700  AMBAC Financial Group Inc.............................    3,885,700
    23,799  HSB Group Inc.........................................      984,684
    47,700  Protective Life Corp..................................    1,857,319
    30,800  PMI Group Inc.........................................    1,684,375
                                                                   ------------
                                                                      8,412,078
                                                                   ------------
            INSURANCE - MULTILINE - 1.88%
   225,250  AFLAC Inc.............................................    8,306,094
   108,500  Old Republic International Corp.......................    2,312,406
    81,300  Reliastar Financial Corp..............................    3,821,100
                                                                   ------------
                                                                     14,439,600
                                                                   ------------
            LEISURE TIME - 0.53%
    61,300  Callaway Golf Co...................................... $    819,887
    77,925* Circus Circus Enterprises.............................      901,008
   100,402  International Game Technology.........................    2,315,521
                                                                   ------------
                                                                      4,036,416
                                                                   ------------
            LODGING - 0.31%
    70,457* Promus Hotel Corp.....................................    2,351,503
                                                                   ------------
            MACHINERY - AGRICULTURE - 0.05%
    49,000  AGCO Corp.............................................      401,188
                                                                   ------------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.20%
    22,456  Granite Construction, Inc.............................      725,610
    21,268* Jacobs Engineering Group, Inc.........................      801,537
                                                                   ------------
                                                                      1,527,147
                                                                   ------------
            MACHINERY - INDUSTRIAL/SPECIALTY - 1.17%
    24,818  Albany International Corp. Class A ...................      471,542
    60,000* American Standard Companies...........................    2,055,000
    29,822  Cordant Technologies Inc..............................    1,198,472
    38,218  Flowserve Corp........................................      678,369
    33,000  Newport News Shipbuilding.............................      928,125
    16,514  Nordson Corp..........................................      788,543
    26,133  Stewart & Stevenson Services..........................      259,697
    17,900  Tecumseh Products Co. Class A.........................      886,050
    55,292  Tidewater, Inc........................................    1,275,172
    22,224  Watts Industries, Inc. Class A........................      420,867
                                                                   ------------
                                                                      8,961,837
                                                                   ------------
            MERCHANDISE - DRUG - 0.07%
    63,000* Perrigo Co............................................      527,625
                                                                   ------------
            MERCHANDISE - SPECIALTY - 2.89%
    30,686* BJ's Wholesale Club Inc...............................    1,183,329
    56,200* Barnes & Noble, Inc...................................    1,861,625
    84,500* Best Buy Co., Inc.....................................    4,869,313
    74,900* CompUSA, Inc..........................................    1,109,456
    13,764  Enesco Group Inc......................................      332,056
    68,100* General Nutrition Cos., Inc...........................    1,208,775
    29,500* Micro Warehouse, Inc..................................      807,562
   204,837* Office Depot, Inc.....................................    6,657,203
   121,700* OfficeMax, Inc........................................    1,293,063
    45,311  Sotheby's Holdings, Inc. Class A......................    1,268,708
    34,236  Tiffany & Co..........................................    1,495,685

================================================================================
              MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
NOVEMBER 30, 1998 (UNAUDITED)                                                 15
================================================================================



    NUMBER                                                            MARKET
   OF SHARES                                                          VALUE
   ---------                                                       ------------

            MERCHANDISE - SPECIALTY - Continued
    19,515  US Office Products, Co................................ $    107,333
                                                                   ------------
                                                                     22,194,108
                                                                   ------------
            MERCHANDISING - DEPARTMENT - 0.62%
    63,600* Borders Group, Inc....................................    1,542,300
   117,004* Saks Holding, Inc.....................................    3,217,610
                                                                   ------------
                                                                      4,759,910
                                                                   ------------
            MERCHANDISING - FOOD - 0.31%
    34,700  Hannaford Bros. Co....................................    1,622,225
    37,300  Ruddick Corp..........................................      729,681
                                                                   ------------
                                                                      2,351,906
                                                                   ------------
            MERCHANDISING - MASS - 0.69%
    54,200* Dollar Tree Stores Inc................................    2,459,325
   140,920  Family Dollar Stores, Inc.............................    2,827,208
                                                                   ------------
                                                                      5,286,533
                                                                   ------------
            METALS - MISCELLANEOUS - 0.19%
    24,406  Kennametal, Inc.......................................      520,153
    22,050  Precision Castparts Corp..............................      974,334
                                                                   ------------
                                                                      1,494,487
                                                                   ------------
            METALS - STEEL - 0.52
    49,000  AK Steel Holding Corp.................................      940,188
    16,910  Carpenter Technology Corp.............................      597,134
     9,257  Cleveland-Cliffs Inc..................................      352,345
    41,542  Harsco Corp...........................................    1,344,922
    24,885  Inland Steel Industries, Inc..........................      455,707
    21,123  Oregon Steel Mills, Inc...............................      267,998
                                                                   ------------
                                                                      3,958,294
                                                                   ------------
            MISCELLANEOUS - 0.17%
    64,100* Corrections Corp. of America..........................    1,314,052
                                                                   ------------
            MULTIMEDIA - 1.00%
   177,656* Cadence Design Systems, Inc...........................    4,996,575
    56,300* Synopsys Inc..........................................    2,667,213
                                                                   ------------
                                                                      7,663,788
                                                                   ------------
            NATURAL GAS-DIVERSIFIED - 0.92%
   103,600  El Paso Energy Corp...................................    3,535,350
    41,500  K N Energy, Inc.......................................    1,815,625
    67,486  Questar Corp..........................................    1,294,888



    NUMBER                                                            MARKET
   OF SHARES                                                          VALUE
   ---------                                                       ------------

            NATURAL GAS-DIVERSIFIED - Continued
    52,032* Seagull Energy Corp................................... $    426,012
                                                                   ------------
                                                                      7,071,875
                                                                   ------------
            OIL - INTEGRATED DOMESTIC - 0.06%
    32,214  Quaker State Corp.....................................      461,063
                                                                   ------------
            OIL - INTEGRATED INTERNATIONAL - 0.19%
    37,246  Murphy Oil Corp.......................................    1,485,184
                                                                   ------------
            OIL - SERVICE - PRODUCTS - 0.55%
    67,142  BJ Services Co........................................      927,399
   107,700* Noble Drilling Corp...................................    1,245,281
    65,525* Parker Drilling Co....................................      245,719
    52,472* Varco International, Inc..............................      357,465
    79,667* Weatherford International Inc.........................    1,453,923
                                                                   ------------
                                                                      4,229,787
                                                                   ------------
            OIL - SERVICES - 1.18%
   116,700  ENSCO International, Inc..............................    1,115,944
   140,415* Global Marine Inc.....................................    1,316,391
    82,739* Nabors Industries, Inc................................    1,096,292
    40,346* Smith International, Inc..............................      973,347
    90,300  Transocean Offshore, Inc..............................    2,229,281
    47,146  Witco Corp............................................      898,720
    34,000  York International Corp...............................    1,428,000
                                                                   ------------
                                                                      9,057,975
                                                                   ------------
            OIL/GAS PRODUCERS - 1.10%
    55,580  Cabot Corp............................................    1,674,348
    52,235  Noble Affiliates, Inc.................................    1,322,198
    92,870* Ocean Energy, Inc.....................................      754,569
    86,200  Pioneer Natural Resources Corp........................    1,142,150
    92,766* Ranger Oil Ltd........................................      440,639
    82,480  Ultramar Diamond Shamrock.............................    2,123,860
    45,391  Valero Energy Corp....................................      953,210
                                                                   ------------
                                                                      8,410,974
                                                                   ------------
            PAPER/FOREST PRODUCTS - 1.41%
    48,939  Bowater Inc...........................................    1,933,091
    73,670  Consolidated Papers, Inc..............................    1,883,189
    85,800  Georgia-Pacific Corp. Timber Group....................    1,973,400
    33,300  P. H. Glatfelter Co...................................      428,737
    42,639  Longview Fibre Co.....................................      482,354
    31,176  Pentair Inc...........................................    1,174,946
    23,100  Rayonier Inc..........................................      981,750



    NUMBER                                                            MARKET
   OF SHARES                                                          VALUE
   ---------                                                       ------------

            PAPER/FOREST PRODUCTS - Continued
    23,370  Standard Register Co.................................. $    687,954
    57,116  Unisource Worldwide, Inc..............................      449,789
    48,861  Wausau-Mosinee Paper Corp.............................      824,530
                                                                   ------------
                                                                     10,819,740
                                                                   ------------
            POLLUTION CONTROL - 0.85%
   149,100* Allied Waste Industries, Inc..........................    3,037,912
    33,033  Calgon Carbon Corp....................................      239,489
   147,212  US Filter Corp........................................    3,257,066
                                                                   ------------
                                                                      6,534,467
                                                                   ------------
            PUBLISHING - NEWS - 0.86%
    36,100  Lee Enterprises, Inc..................................    1,010,800
    22,168  Media General, Inc. Class A...........................    1,051,595
     8,561  Washington Post Co. Class B...........................    4,556,057
                                                                   ------------
                                                                      6,618,452
                                                                   ------------
            PUBLISHING/PRINTING - 0.44%
    24,486  Banta Corp............................................      651,940
    29,232  Houghton Mifflin Co...................................    1,224,091
    13,300* Scholastic Corp.......................................      633,413
    37,028  Wallace Computer Services, Inc........................      830,817
                                                                   ------------
                                                                      3,340,261
                                                                   ------------
            RAILROAD - 0.90%
    43,324  GATX Corp.............................................    1,638,189
   105,696  Kansas City Southern Ind..............................    4,511,898
    41,800* Wisconsin Central Transport...........................      757,625
                                                                   ------------
                                                                      6,907,712
                                                                   ------------
            RESTAURANTS - 1.30%
    36,633  Bob Evans Farms, Inc..................................      886,061
    53,855* Brinker International, Inc............................    1,369,937
    36,732* Buffets, Inc..........................................      431,601
    56,466  Cracker Barrel , Inc..................................    1,312,835
    33,100* Lone Star Steakhouse & Saloon.........................      252,388
    46,600* Outback Steakhouse Inc................................    1,654,300
    16,888* Sbarro, Inc...........................................      439,088
    78,800* Starbucks Corp........................................    3,634,650
                                                                   ------------
                                                                      9,980,860
                                                                   ------------
            SAVINGS & LOAN - 0.90%
   142,065  Charter One Financial, Inc............................    4,217,555

================================================================================
              MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
16                                                November 30, 1998 (Unaudited)
================================================================================

  NUMBER                                                    MARKET
 OF SHARES                                                  VALUE
 ---------                                               -----------
            SAVINGS & LOAN - Continued
    99,700  Dime Bancorp, Inc. ......................    $ 2,648,281
                                                         -----------
                                                           6,865,836
                                                         -----------

            SECURITIES RELATED - 1.27%
   115,514  A.G. Edwards, Inc. ......................      4,259,579
   133,300  Paine Webber Group Inc. .................      5,448,637
                                                         -----------
                                                           9,708,216
                                                         -----------

            SEMICONDUCTOR EQUIPMENT - 0.20%
    43,400* Microchip Technology, Inc. ..............      1,510,863
                                                         -----------

            SEMICONDUCTORS - 3.13%
    81,040* Altera Corp. ............................      3,976,025
   133,238* Analog Devices, Inc. ....................      2,723,045
    81,700* Atmel Corp. .............................        990,613
    36,788  Avnet, Inc. .............................      2,140,602
    56,136* Cirrus Logic, Inc. ......................        691,175
    87,982* Cypress Semiconductor Corp. .............        896,317
    68,054  Linear Technology Corp. .................      4,768,033
   116,500* Maxim Integrated Products ...............      4,572,625
    64,681* Xilinx, Inc. ............................      3,282,561
                                                         -----------
                                                          24,040,996
                                                         -----------

            TELECOMMUNICATIONS - 1.19%
   111,628* ADC Communications, Inc. ................      3,334,886
    48,242  COMSAT Corp. ............................      1,718,621
    61,500* QUALCOMM, Inc. ..........................      3,374,813
    30,540  Vanguard Cellular Systems Class A .......        702,420
                                                         -----------
                                                           9,130,740
                                                         -----------

            TEXTILE - PRODUCTS - 0.98%
    47,600  Burlington Industries, Inc. .............        496,825
    88,700* Jones Apparel Group, Inc. ...............      2,056,731
   112,423  Shaw Industries Inc. ....................      2,276,566
    52,229* Unifi, Inc. .............................      1,005,408
    24,984  Wellman, Inc. ...........................        302,931
    47,000  WestPoint Stevens Inc. Class A ..........      1,410,000
                                                         -----------
                                                           7,548,461
                                                         -----------

            TOBACCO - 0.13%
    28,935  Universal Corp. .........................      1,018,150
                                                         -----------

            TRUCKERS - 0.23%
    26,114  Arnold Industries, Inc. .................        372,125

  NUMBER                                                    MARKET
 OF SHARES                                                  VALUE
 ---------                                               -----------
            TRUCKERS - Continued
    39,500  CNF Transportation, Inc. ................    $ 1,409,656
                                                         -----------
                                                           1,781,781
                                                         -----------

            UTILITIES - COMMUNICATION - 1.43%
    28,818  Aliant Communications, Inc. .............        821,313
    74,875  Century Telephone Enterprises ...........      4,267,875
   111,600  Cincinnati Bell, Inc. ...................      3,515,400
        12  SBC Communications, Inc. ................            575
    54,391  Telephone and Data Systems ..............      2,325,216
                                                         -----------
                                                          10,930,379
                                                         -----------


            UTILITIES - ELECTRIC - 9.26%
   111,514  Allegheny Energy, Inc. ..................      3,763,598
    16,279  Black Hills Corp. .......................        401,888
    18,459  Cleco Corp. .............................        631,067
    91,164  CMS Energy Corp. ........................      4,444,245
    58,800* Calenergy, Inc. .........................      1,841,175
    87,838  Conectiv, Inc. ..........................      2,020,274
   139,000  DPL Inc. ................................      2,780,000
    53,821  Energy East Corp. .......................      2,855,877
    89,062  Florida Progress Corp. ..................      3,807,400
    24,166  Hawaiian Electric Industries ............        940,964
    30,823  Idacorp Inc. ............................      1,074,952
    58,800  Illinova Corp. ..........................      1,591,275
    22,479  Indiana Energy, Inc. ....................        508,580
    62,616  Interstate Energy Corp. .................      1,901,961
    39,464  IPALCO Enterprises, Inc. ................      1,978,133
    59,019  Kansas City Power & Light Co. ...........      1,752,126
   117,642  LG&E Energy Corp. .......................      3,293,976
    76,334  MidAmerican Energy Holdings Co. .........      1,984,684
    33,818  Minnesota Power Inc. ....................      1,414,015
    51,357  Montana Power Co. .......................      2,603,158
   102,144  NIPSCO Industries, Inc. .................      2,994,096
    37,633  Nevada Power Co. ........................        891,432
    52,617  New England Electrical System ...........      2,196,760
   104,133* Northeast Utilities .....................      1,640,095
    66,192  OGE Energy Corp. ........................      1,849,239
    73,823  Pinnacle West Capital Corp. .............      3,363,560
   101,364  Potomac Electric Power Co. ..............      2,641,799
    34,237  Public Service Co. of New Mexico ........        665,482
    69,062  Puget Sound Energy Inc. .................      1,873,307
    87,688  Scana Corp. .............................      2,860,821
   104,520  TECO Energy, Inc. .......................      2,808,975
    43,488  UtiliCorp United Inc. ...................      1,530,234
    35,724  Washington Gas Light Co. ................        910,962



  NUMBER                                                    MARKET
 OF SHARES                                                  VALUE
 ---------                                               -----------
            UTILITIES - ELECTRIC - Continued
   103,552  Wisconsin Energy Corp. ..................   $  3,203,640
                                                        ------------
                                                          71,019,750
                                                        ------------

            UTILITIES - GAS, DISTRIBUTION-1.48%
    45,536  AGL Resources, Inc. .....................        981,870
   140,805  Keyspan Energy Corp. ....................      4,180,148
    72,468  MCN Energy Group Inc. ...................      1,372,364
    31,178  National Fuel Gas Co. ...................      1,432,240
   128,946  Tosco Corp. .............................      3,368,713
                                                        ------------
                                                          11,335,335
                                                        ------------

            WATER SERVICES - 0.26%
    65,200  American Water Works Co., Inc. ..........      2,017,125
                                                        ------------

            TOTAL COMMON STOCKS
            (Cost $582,878,594) .....................    751,522,047
                                                        ------------

   PAR                                                     MARKET
  VALUE                                                    VALUE
----------                                              -----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 2.12%

            FINANCE COMPANIES - 1.46%
$2,600,000  Ford Motor Credit Co.,
             5.05% due 12/02/98 .....................      2,599,635
 1,058,000  General Electric Capital Services, Inc.
             4.95% due 12/03/98 .....................      1,057,709
 7,564,000  General Motors Acceptance Corp.,
             4.86% due 12/01/98 .....................      7,564,000
                                                        ------------
                                                          11,221,344
                                                        ------------

            UTILITIES - ELECTRIC - 0.66%
 5,076,000  Conagra.,
             5.22% due 12/04/98 .....................      5,073,792
                                                        ------------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $16,295,136) ......................     16,295,136
                                                        ------------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.11%

            U. S. TREASURY BILLS - .011%
   875,000  United States Treasury Bills,
             4.20% due 12/31/98 .....................        870,100
                                                        ------------

================================================================================
              MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
November 30, 1998 (Unaudited)                                                 17
================================================================================

   PAR                                                    MARKET
  VALUE                                                   VALUE
----------                                            -------------
            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM
            (Cost $870,100) .......................   $     870,100
                                                      -------------

            TOTAL INVESTMENTS
            (Cost $600,043,830) - 100.23% .........     768,687,283
            Other assets less liabilities,
             net - (0.23)% ........................      (1,690,783)
                                                      -------------

            NET ASSETS (equivalent
             to $24.79 per share on
             30,941,583 shares
             outstanding) - 100% ..................   $ 766,996,500
                                                      =============

          * Non-income producing

                                                       UNREALIZED
CONTRACTS                                             DEPRECIATION
---------                                             -------------
       FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 11/30/98)
 78 (2)    S&P MidCap 400 Index Futures
            (December/$354.70).....................   $    (139,545)
                                                      =============

            (1)U.S.Treasury Bills with a market value of
               approximately $750,000 were maintained in a segregated account with a portion placed as collateral for futures contracts

            (2)Per 500

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  30,941,583 shares outstanding ...................   $     309,416
Additional paid in capital ........................     451,691,775
Accumulated net realized gain on securities .......     146,455,252
Undistributed net investment income ...............          36,149
Unrealized appreciation (depreciation) of:
  Investments ..................   $ 168,643,453
  Futures ......................        (139,545)       168,503,908
                                   -------------      -------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING .......   $ 766,996,500
                                                      =============



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
              MIDCAP INDEX FUND - FINANCIAL STATEMENTS (Unaudited)
18
================================================================================


STATEMENT OF OPERATIONS
For the six months ended November 30, 1998

INVESTMENT INCOME:
Dividends ......................................................................     $  4,633,094
Interest .......................................................................          323,201
                                                                                     ------------
  Total investment income ......................................................        4,956,295
                                                                                     ------------

EXPENSES:
Advisory fees ..................................................................        1,181,632
Custodian and accounting services ..............................................           89,099
Reports to shareholders ........................................................           59,692
Audit fees and tax services ....................................................           12,968
Directors' fees and expenses ...................................................           10,874
Miscellaneous ..................................................................           30,865
                                                                                     ------------
  Total expenses ...............................................................        1,385,130
                                                                                     ------------
NET INVESTMENT INCOME ..........................................................        3,571,165
                                                                                     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
  Investments ..................................................... $ 80,067,104
  Futures contracts ...............................................   (1,347,612)      78,719,492
                                                                    ------------
Net unrealized depreciation during the period:
  Investments .....................................................  (96,218,028)
  Futures contracts ...............................................      (98,820)     (96,316,848)
                                                                    ------------     ------------
   Net realized and unrealized loss on securities during the period ............      (17,597,356)
                                                                                     ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $(14,026,191)
                                                                                     ============


STATEMENT OF CHANGES IN NET ASSETS

                                                                        For the             For the
                                                                    six months ended   fiscal year ended
                                                                    November 30,1998      May 31, 1998
                                                                    ----------------   -----------------
OPERATIONS:
Net investment income .............................................   $   3,571,165      $   6,901,224
Net realized gain on securities ...................................      78,719,492         68,478,713
Net unrealized appreciation (depreciation) of securities
     during the period ............................................     (96,316,848)       104,095,928
                                                                      -------------      -------------
  Increase (decrease) in net assets resulting from operations .....     (14,026,191)       179,475,865
                                                                      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .............................................       3,577,363         (6,915,741)
Net realized gain on securities ...................................              --        (39,892,715)
                                                                      -------------      -------------
  Decrease in net assets resulting from distributions
     to shareholders ..............................................      (3,577,363)       (46,808,456)
                                                                      -------------      -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ..................................      17,273,125         54,227,081
Proceeds from capital stock issued for distributions reinvested ...       3,577,363         46,808,456
                                                                      -------------      -------------
                                                                         20,850,488        101,035,537
Cost of capital stock repurchased .................................     (40,568,063)       (36,446,663)
                                                                      -------------      -------------
  Increase (decrease) in net assets resulting from
     capital stock transactions ...................................     (19,717,575)        64,588,874
                                                                      -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................     (37,321,129)       197,256,283

NET ASSETS:
Beginning of period ...............................................     804,317,629        607,061,346
                                                                      -------------      -------------
End of period (including undistributed net investment income
     of $36,149 and $42,347) ......................................   $ 766,996,500      $ 804,317,629
                                                                      =============      =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ......................................         714,310          2,234,398
Shares issued for distributions reinvested ........................         152,128          1,997,359
Shares of capital stock repurchased ...............................      (1,754,748)        (1,539,198)
                                                                      -------------      -------------
  Increase (decrease) in shares outstanding .......................        (888,310)         2,692,559
Shares outstanding:
  Beginning of period .............................................      31,829,893         29,137,334
                                                                      -------------      -------------
  End of period ...................................................      30,941,583         31,829,893
                                                                      =============      =============




SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                 SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS
NOVEMBER 30, 1998 (UNAUDITED)                                                 19
================================================================================


 NUMBER                                                       MARKET
OF SHARES                                                     VALUE
---------                                                   ----------
            COMMON STOCK - 97.72%

            ADVERTISING - 0.60%
     6,625* ADVO, Inc. ................................     $  171,422
     5,100* Catalina Marketing Corp. ..................        297,075
     2,600* Doubleclick, Inc. .........................        105,300
     7,500* Getty Images, Inc. ........................        129,375
       300  Grey Advertising, Inc. ....................        108,000
     4,525* HA-LO Industries, Inc. ....................        144,517
     7,300* NFO Worldwide Inc. ........................         92,163
     1,700* TMP Worldwide Inc. ........................         54,400
     6,800* Westwood One, Inc. ........................        180,200
                                                            ----------
                                                             1,282,452
                                                            ----------

            AEROSPACE/DEFENSE - 0.55%
     3,200* Alliant Techsystems, Inc. .................        243,800
     6,700* Aviall, Inc. ..............................         81,237
     1,280* Banner Aerospace, Inc. ....................         11,360
     6,600  BE Aerospace, Inc. ........................        156,750
     2,200  Cubic Corp. ...............................         45,100
     4,393* Fairchild Corp. Class A ...................         70,562
     8,400  Gencorp Inc. ..............................        206,850
     2,500  HEICO Corp. ...............................         61,094
     3,100* Moog Inc. .................................         89,900
     5,100* Remec, Inc. ...............................         70,763
     1,600* Sequa Corp. Class A .......................        101,800
     6,100* Trimble Navigation Ltd. ...................         54,519
                                                            ----------
                                                             1,193,735
                                                            ----------

            AIRLINES - 0.73%
    10,600* Airtran Holdings Inc. .....................         42,400
     5,400* Alaska Air Group, Inc. ....................        202,162
    11,600  American West Holdings Corp. ..............
             Class B ..................................        163,850
     2,300* Amtran Inc. ...............................         50,600
     5,600  ASA Holdings, Inc. ........................        190,050
     3,400* Atlas Air, Inc. ...........................        157,250
     3,300  Circle International Group, Inc. ..........         56,925
     6,300  Expeditors International of WA ............        242,550
    10,900* Mesa Airlines, Inc. .......................         87,200
     1,050* Mesaba Holdings, Inc. .....................         19,687
     3,650  Midwest Express Holdings, Inc. ............        101,288
     6,300  SkyWest, Inc. .............................        170,494
    16,600  Transport World Airlines, Inc. ............         84,038
                                                            ----------
                                                             1,568,494
                                                            ----------

 NUMBER                                                       MARKET
OF SHARES                                                     VALUE
---------                                                   ----------
            APPAREL & PRODUCTS - 1.35%
     4,100* American Eagle Outfitters .................     $  244,975
     6,700* Ann Taylor Stores Corp. ...................        220,681
     5,600  Authentic Fitness Corp. ...................         89,600
     2,500* Brylane Inc. ..............................         39,688
     2,900* Buckle, Inc. ..............................         74,313
    11,925  Claire's Stores, Inc. .....................        202,725
     6,100* Dress Barn, Inc. ..........................         89,975
     7,700* Footstar Inc. .............................        187,687
     2,900* Gadzooks, Inc. ............................         21,387
     3,200* Goodys Family Clothing Inc. ...............         36,000
    10,200* Guess? Inc. ...............................         38,250
     6,200* Gymboree Corp. ............................         41,462
    13,500* Hartmarx Corp. ............................         79,313
     5,000* Jo-ann Stores Inc. ........................         78,750
     5,450  Kellwood Co. ..............................        147,150
     5,300* Land's End, Inc. ..........................        119,581
     6,150* Mens Wearhouse, Inc. ......................        155,672
     8,900  Nautica Enterprises, Inc. .................        175,219
     4,900  Oakley Inc. ...............................         47,775
     6,200  OshKosh B'Gosh, Inc. Class A ..............        148,800
       900  Oxford Industries Inc. ....................         25,988
     5,925* Pacific Sunwear of California .............         87,764
     6,000  Phillips-Van Heusen Corp. .................         42,000
     4,300  St. John Knits, Inc. ......................         86,000
     6,800* Stage Stores, Inc. ........................         78,200
     4,400  Talbots, Inc. .............................        112,200
     2,400  UniFirst Corp. ............................         52,800
     2,400* Urban Outfitters, Inc. ....................         33,900
     4,800* Value City Dept. Stores Inc. ..............         49,200
     3,700* Wet Seal, Inc. ............................        102,675
                                                            ----------
                                                             2,909,730
                                                            ----------

            APPLIANCES/FURNISHINGS - 0.87%
     6,400  Aaron Rents, Inc. .........................        100,000
     3,850  Bassett Furniture Industries ..............         97,213
     5,000* CORT Business Services Corp. ..............        113,438
     8,797* Griffon Corp. .............................         84,671
     4,600  Haverty Furniture Cos, Inc. ...............         89,700
    15,400  Heilig-Meyers Co. .........................        107,800
     5,800* Helen Of Troy, Ltd. .......................         97,150
     5,200  Hunt Corp. ................................         71,175
    11,500  Hussmann International, Inc. ..............        189,750
     9,300  Kimball International, Inc. Class B .......        179,025
    12,000  La-Z-Boy Chair Co. ........................        201,000
    13,185* Metromedia International Group ............         58,508



 NUMBER                                                       MARKET
OF SHARES                                                     VALUE
---------                                                   ----------
            APPLIANCES/FURNISHINGS - Continued
     3,800  National Presto Industries ................     $  156,988
     4,650  Oneida Ltd. ...............................         84,862
     4,700* Renters Choice, Inc. ......................        113,387
     3,750* SLI, Inc. .................................         82,500
     6,500* Windmere Corp. ............................         39,813
                                                            ----------
                                                             1,866,980
                                                            ----------

            AUTO - CARS - 0.15%
     8,800* Avis Rent A Car Inc. ......................        185,350
     6,500* Budget Group, Inc. ........................         81,250
     4,000* United Auto Group, Inc. ...................         53,750
                                                            ----------
                                                               320,350
                                                            ----------

             AUTO - ORIGINAL EQUIPMENT - 0.77%
     7,100* Allen Telecom, Inc. .......................         49,256
     5,900  Arvin Industries, Inc. ....................        247,800
     6,800* Breed Technologies, Inc. ..................         45,900
    10,200  Donaldson Co., Inc. .......................        204,000
     6,200* Hayes Lemmerz International, Inc. .........        195,300
    13,300  Mark IV Industries, Inc. ..................        224,438
    14,550* Miller Industries, Inc. ...................         70,022
     5,700  Modine Manufacturing Co. ..................        208,050
     5,300  Superior Industries International, Inc.....        137,800
    11,800* Tower Automotive, Inc. ....................        268,450
                                                            ----------
                                                             1,651,016
                                                            ----------

            AUTO - REPLACEMENT PARTS - 0.91%
     5,100  A.O. Smith Corp. ..........................        126,863
     5,100* Aftermarket Technology Corp. ..............         29,325
    15,100* Collins & Aikman Corp. ....................         80,219
     3,800* CSK Auto Corp. ............................        105,925
     3,900* Discount Auto Parts, Inc. .................         97,256
     5,400  Furon Co. .................................         92,813
     8,500  Kaydon Corp. ..............................        300,156
     3,300  Midas Inc. ................................        102,919
     6,957  Myers Industries, Inc. ....................        156,532
     2,200* O'Reilly Automotive, Inc. .................         99,825
     5,350  Simpson Industries, Inc. ..................         56,175
     6,400* SPX Corp. .................................        371,200
     4,700  Standard Motor Products, Inc. .............        107,218
     4,450  Standard Products Co. Class A .............         82,881
     6,468  Wynn's International, Inc. ................        143,509
                                                            ----------
                                                             1,952,816
                                                            ----------

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
20                                                 NOVEMBER 30, 1998 (UNAUDITED)
================================================================================

 NUMBER                                                       MARKET
OF SHARES                                                     VALUE
---------                                                   ----------
            BANKS - OTHER - 0.55%
       600  Alabama National Bancorp ..................     $   15,600
    10,400  First Bancorp/Puerto Rico .................        284,700
     5,400  First Merchants Corp. .....................        153,900
     3,000  Irwin Financial Corp. .....................         85,875
    11,200  Republic Security Financial Co. ...........        125,300
       200  Signal Corp. ..............................          6,850
     9,965  Sky Financial Group Inc. ..................        302,683
     2,100* Sterling Bancshares, Inc. .................         33,338
    12,000  Westernbank Puerto Rico ...................        159,000
                                                            ----------
                                                             1,167,246
                                                            ----------

            BANKS - REGIONAL - 6.77%
     7,350  AMCORE Financial, Inc. ....................        173,184
     7,700  Anchor BanCorp Wisconsin, Inc. ............        154,963
     2,400  BancFirst Corp. ...........................         97,800
    10,400  BancorpSouth, Inc. ........................        198,900
     3,800  Bancwest Corp. ............................        164,350
     3,700  Bank Atlantic Bancorp Class B .............         29,600
     2,931  Bank of Granite Corp. .....................         83,534
     6,100  Banknorth Group, Inc. .....................        203,588
     1,243* BOK Financial Corp. .......................         59,052
       400  BT Financial Corp. ........................         11,200
     3,150  Capital City Bank Group, Inc. .............         92,138
     1,700  Carolina First Corp. ......................         42,394
     3,200  Cathay Bancorp Inc. .......................        121,000
     4,110  Chemical Financial Corp. ..................        174,675
     6,350  Citizens Banking Corp. ....................        205,184
     6,587  CNB Bancshares, Inc. ......................        285,711
     7,261  Commerce Bancorp, Inc. ....................        346,713
    17,044  Commercial Federal Corp. ..................        390,947
     7,900  Commonwealth Bancorp, Inc. ................        120,475
    15,000  Community First Bankshares ................        319,688
     1,960  Community Trust Bancorp ...................         45,080
     3,750  Corus Bankshares, Inc. ....................        136,172
     5,740  Cullen/Frost Bankers, Inc. ................        307,808
     2,860  F & M Bancorporation, Inc. ................         90,805
     8,142  F & M National Corp. ......................        245,278
     2,800  Farmers Capital Bank Corp. ................         98,350
         1  Fifth Third Bancorp .......................             50
    14,358  First American Financial Corp.
             Class A ..................................        439,714
     1,850  First Citizens BancShares, Inc.
             Class A ..................................        158,175
     4,900  First Commerce Bancshares, Inc.
             Class B ..................................        142,100


 NUMBER                                                       MARKET
OF SHARES                                                     VALUE
---------                                                   ----------
            BANKS - REGIONAL - Continued
     5,600  First Commonwealth Financial ..............     $   137,200
     7,744  First Financial Bancorp ...................         259,908
     2,200  First Financial Bankshares ................          81,400
     2,931  First Financial Corp. .....................         130,430
     8,168  First Midwest Bancorp, Inc. ...............         318,041
     4,800  First Source Corp. ........................         156,000
     2,900  First United Bancshares ...................          57,275
     5,208  First Western Bancorp, Inc. ...............         164,052
     5,410  FNB Corp. .................................         152,833
     8,700* Friedman Billings Ramsey Class A ..........          52,200
     1,100* Frontier Financial Corp. ..................          53,350
     5,900  GBC Bancorp ...............................         146,763
     5,700  Harbor Florida Bancshares .................          61,988
     2,546  Harleysville National Corp. ...............          93,566
     4,500  Harris Financial, Inc. ....................          65,812
       800  Horizon Bancorp, Inc. .....................          29,600
     5,998  HUBCO, Inc. ...............................         161,946
    10,339* Imperial Bancorp ..........................         160,255
    21,500  Independence Community Bank ...............         303,687
     1,700  International Bancshares Corp. ............          91,800
     2,100  InterWest Bancorp, Inc. ...................          50,663
     3,166  JeffBanks, Inc. ...........................          71,630
     6,996  KeyCorp ...................................         214,690
     3,400  MainStreet Financial Corp. ................         146,200
     2,400  Mississippi Valley Bancshares, Inc. .......          87,900
     6,195  N B T Bancorp, Inc. .......................         155,649
     6,500  National Bancorp of Alaska ................         201,500
     4,553  National City Bancshares, Inc. ............         173,006
     3,276  National Penn Bancshares, Inc. ............         106,674
     6,200  Ocean Financial Corp. .....................          98,037
     6,846  Old National Bancorp Indiana ..............         355,992
     2,400  Omega Financial Corp. .....................          71,850
     8,458  One Valley Bancorp of West Va .............         278,585
     2,900  Park National Corp. .......................         278,400
     6,700  Peoples Bancorp, Inc. .....................          67,000
     6,300* PFF Bancorp, Inc. .........................          96,862
     2,400  Premier Bancshares, Inc. ..................          56,100
     6,000  Prime Bancorp .............................         114,000
     3,100* Republic Bancshares, Inc. .................          54,831
     6,200  Riggs National Corp. ......................         130,200
    10,800  Roslyn Bancorp, Inc. ......................         201,150
     7,380  S&T Bancorp, Inc. .........................         196,493
     1,800  Santa Barbara Bancorp .....................          45,000
     4,900* Silicon Valley Bancshares .................         122,500
     9,200* Southwest Bancorporation of TX ............         165,600

 NUMBER                                                       MARKET
OF SHARES                                                     VALUE
---------                                                   ----------
            BANKS - REGIONAL - Continued
    11,950  St. Paul Bancorp, Inc. ....................     $   252,444
     3,100  Sterling Financial Corp. ..................         127,875
     8,718  Susquehanna Bancshares, Inc. ..............         193,975
     5,400  Texas Regional Bancshares Class A .........         147,825
     4,950  Triangle Bancorp, Inc. ....................          94,978
     6,700  Trust Co. of New Jersey ...................         160,800
     6,890  TrustCo Bank Corp. NY .....................         192,920
     4,200  U.S.B. Holding Co., Inc. ..................          67,200
     3,792  UMB Financial Corp. .......................         167,796
     9,700  United Bankshares Inc. WV .................         277,056
     3,600  USBANCORP, Inc. ...........................          70,875
    13,100  UST Corp. .................................         324,225
     6,300  Vermont Financial Services ................         148,050
     8,600  Webster Financial Corp. ...................         238,650
    12,361  Westamerica Bankcorporation ...............         446,541
     6,794  Westcorp ..................................          58,173
     2,900  Western Bancorp ...........................          94,612
     7,200  Whitney Holding Corp. .....................         266,400
                                                            -----------
                                                             14,487,641
                                                            -----------

            BEVERAGE - BREWERS/DISTRIBUTORS - 0.44%
     9,100  Adolph Coors Class B ......................         452,725
     3,900  Beringer Wine Estates-B ...................         142,838
     3,700* Boston Beer, Inc. Class A .................          31,450
     5,000* Canandaigua Brands, Inc. Class A ..........         248,750
     2,000  Robert Mondavi Corp. Class A ..............          73,250
                                                            -----------
                                                                949,013
                                                            -----------

            BEVERAGE - SOFT DRINKS - 0.03%
     1,400  Coca-Cola Bottling Co. ....................          81,288
                                                            -----------

            BROADCASTING - 0.77%
     3,900  Ackerley Group, Inc. ......................          69,469
     4,100  Adelphia Communications Corp. .............
             Class A ..................................         143,244
     7,900  American Mobile Satellite Corp. ...........          36,538
     8,800* ANTEC Corp. ...............................         162,800
     2,000* CD Radio Inc. .............................          76,750
    11,100* Century Communications Corp. ..............
             Class A ..................................         271,256
     1,500* Cox Radio, Inc. Class A ...................          57,281
     3,100* Emmis Communications Corp. ................
             Class A ..................................         106,756
     2,300* Jones Intercable, Inc. ....................          71,444
     2,500  Paxson Communications Corp. ...............          18,125

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
NOVEMBER 30, 1998 (UNAUDITED)                                                21
================================================================================

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            BROADCASTING - Continued
    13,200* United International Holdings
             Class A ....................................     $  222,750
     1,800  United Television, Inc. .....................        198,000
    12,100  US Satellite Broadcasting, Inc. .............
             Class A ....................................         93,775
     3,600* Young Broadcasting Inc. Class A .............        128,250
                                                              ----------
                                                               1,656,438
                                                              ----------

            BUILDING MATERIALS - 0.93%
     1,100  Ameron, Inc. ................................         40,425
     7,200  Apogee Enterprises, Inc. ....................         89,100
     1,650  Butler Manufacturing Co. ....................         38,363
     5,200  CalMat Co. ..................................        159,900
     3,000  Centex Construction Production ..............        106,500
     9,500* Comfort Systems USA, Inc. ...................        178,125
     3,400* Cooper Companies, Inc. ......................         72,250
    12,800* Dal-Tile International, Inc. ................        110,400
     3,450  Elcor Corp. .................................        106,519
    13,700  Fedders USA Inc. ............................         76,206
     3,400  Florida Rock Industries, Inc. ...............         99,663
     2,800* Giant Cement Holding, Inc. ..................         67,200
    11,900  Interface, Inc. Class A .....................        148,750
     2,700  Lone Star Industries, Inc. ..................        204,356
     6,000* NCI Building Systems, Inc. ..................        147,000
     1,100  Puerto Rican Cement Co., Inc. ...............         40,700
     5,500  Texas Industries, Inc. ......................        159,156
     8,400  Watsco, Inc. ................................        150,675
                                                              ----------
                                                               1,995,288
                                                              ----------

            CHEMICAL - MAJOR - 0.38%
     5,600  Albemarle Corp. .............................        104,300
     4,400* Borg-Warner Automotive, Inc. ................        219,450
     5,000  Chemed Corp. ................................        169,375
     6,009  Hexcel Corp. ................................         55,208
     6,900* Polymer Group, Inc. .........................         73,312
     4,500* Synetic, Inc. ...............................        190,688
                                                              ----------
                                                                 812,333
                                                              ----------

            CHEMICAL - MISCELLANEOUS - 1.82%
     9,400  A. Schulman, Inc. ...........................        200,925
     8,300* Agribiotech, Inc. ...........................        107,900
    12,400* Airgas, Inc. ................................        125,550
     5,450  Brady Corp. .................................        140,338
     8,300  Cambrex Corp. ...............................        232,400
     7,900  ChemFirst, Inc. .............................        149,113

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            CHEMICAL - MISCELLANEOUS - Continued
     5,900  Dexter Corp. ................................     $  189,169
     6,400  Ethyl Corp. .................................         37,200
     9,600  Ferro Corp. .................................        268,200
     9,300* Fisher Scientific International, Inc. .......        172,050
     4,500  Foamex International, Inc. ..................         51,469
     4,500  General Chemical Group, Inc. ................         76,500
     5,900  Geon, Co. ...................................        131,275
     8,100  Georgia Gulf Corp. ..........................        151,875
     4,600  H.B. Fuller Co. .............................        200,100
     9,800  Lawter International, Inc. ..................         80,850
     4,950  LeaRonal, Inc. ..............................        111,994
    11,500  M.A. Hanna Co. ..............................        161,719
     2,900  MacDermid, Inc. .............................        106,937
     1,900* McWhorter Technologies, Inc. ................         44,887
     5,200  Minerals Technologies Inc. ..................        228,150
     1,200  NCH Corp. ...................................         67,200
     5,600  NL Industries, Inc. .........................         74,550
     5,800  OM Group, Inc. ..............................        209,887
     8,500  Rollins, Inc. ...............................        145,031
     2,000  Stepan Co. ..................................         55,875
     3,400* TETRA Technologies, Inc. ....................         42,925
     5,550* VWR Scientific Products Corp. ...............        173,437
     4,900  WD-40 Co. ...................................        151,900
                                                              ----------
                                                               3,889,406
                                                              ----------

            COAL - 0.07%
     1,634  NACCO Industries, Inc. Class A ..............        142,260
                                                              ----------

            CONGLOMERATES - 0.17%
     7,400  Alexander & Baldwin, Inc. ...................        170,200
     2,100* MAXXAM, Inc. ................................        102,506
     3,600* PEC Israel Economic Corp. ...................         86,625
                                                              ----------
                                                                 359,331
                                                              ----------

            CONSUMER FINANCE - 0.77%
    15,400* AmeriCredit Corp. ...........................        212,712
    14,300* Arcadia Financial Ltd. ......................         50,943
     6,875  Chittenden Corp. ............................        207,969
    10,600  Eaton Vance Corp. ...........................        257,712
     1,250  Fund American Enterprises ...................        177,188
    11,100* IMC Mortgage Co. ............................          6,938
     5,797  Metris Companies Inc. .......................        193,475
     4,300* SEI Investments Co. .........................        396,675
     5,350  WesBanco, Inc. ..............................        147,125
                                                              ----------
                                                               1,650,737
                                                              ----------

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------

            CONTAINERS - METAL/GLASS - 0.47%
     8,000  AptarGroup, Inc. ............................     $  223,500
     7,900  Ball Corp. ..................................        337,725
     6,450  CLARCOR, Inc. ...............................        121,341
     1,800* CSS Industries, Inc. ........................         53,212
     5,000  Greif Brothers Corp. Class A ................        161,250
     4,000* Silgan Holdings, Inc. .......................        110,000
                                                              ----------
                                                               1,007,028
                                                              ----------

            CONTAINERS - PAPER - 0.26%
     4,900  Chesapeake Corp. ............................        169,969
    13,000* Gaylord Container Corp. Class A .............         68,250
     3,000* Ivex Packaging Corp. ........................         58,500
     7,390  Rock-Tenn Co. Class A .......................        120,549
     9,000* Shorewood Packaging Corp. ...................        133,313
                                                              ----------
                                                                 550,581
                                                              ----------

            COSMETICS/TOILETRIES - 0.07%
     9,400* Playtex Products, Inc. ......................        145,700
                                                              ----------

            DRUGS - 3.35%
     4,500  A.L. Pharma Inc. Class A ....................        162,000
     8,800* Agouron Pharmaceuticals, Inc. ...............        383,900
     2,600* Algos Pharmaceuticals Corp. .................         70,525
     6,100* Alkermes, Inc. ..............................        112,088
     6,200* AmeriSource Health Corp. Class A ............        396,800
     2,300* Barr Laboratories, Inc. .....................         97,175
     4,100  Bindley Western Industries ..................        158,363
     6,900  Carter-Wallace Inc. .........................        122,475
     7,900* Cephalon, Inc. ..............................         58,756
    10,900* Columbia Laboratories, Inc. .................         40,875
     7,900* COR Therapeutics, Inc. ......................         92,825
     4,000* Coulter Pharmaceutical, Inc. ................        113,500
    17,000* Covance Inc. ................................        425,000
    10,200* Dura Pharmaceuticals, Inc. ..................        131,963
     7,200* Fuisz Technologies, Ltd. ....................         87,300
     4,500* GelTex Pharmaceuticals, Inc. ................        107,438
    28,800* Gensia, Inc. ................................        133,200
     5,700* Guilford Pharmaceuticals, Inc. ..............         80,513
     3,000  Herbalife International, Inc. Class A .......         35,438
     5,600* Human Genome Sciences, Inc. .................        175,000
    10,100* ICOS Corp. ..................................        219,044
     4,400* IDEC Pharmaceuticals Corp. ..................        147,950
     7,800* Immune Response Corp. .......................        101,400
     6,900* Incyte Pharmaceuticals, Inc. ................        215,625
     4,100* Inhale Therapeutic Systems Inc. .............        132,738

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
22                                                NOVEMBER 30, 1998 (UNAUDITED)
================================================================================


 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            DRUGS - Continued
    21,700* IVAX Corp. ..................................     $  206,150
     5,900  Jones Pharma Inc. ...........................        212,400
     3,150  Life Technologies, Inc. .....................        116,944
    12,458* Ligand Pharmaceuticals, Inc. Class B ........        123,801
     4,800* Medicis Pharmaceutical Class A ..............        302,400
     9,700* Millennium Pharmaceuticals ..................        197,637
     2,200* Miravant Medical Technologies ...............         33,550
     3,830* Natures Sunshine Products, Inc. .............         59,843
     4,900* Neurogen Corp. ..............................         84,218
     7,600* NeXstar Pharmaceuticals, Inc. ...............         76,000
     7,100* Parexel International Corp. .................        185,043
     5,300* Pathogenesis Corp. ..........................        254,400
    11,100* P-Com, Inc. .................................         41,278
     6,600* Regeneron Pharmaceuticals Inc. ..............         54,450
     5,300* Roberts Pharmaceutical Corp. ................        129,850
     5,200* SangStat Medical Corp. ......................        124,800
     2,400* Schein Pharmaceutical, Inc. .................         32,100
     7,900* Sepracor Inc. ...............................        655,700
    11,200* SEQUUS Pharmaceuticals, Inc. ................        221,200
     6,500* Vertex Pharmaceuticals Inc. .................        153,968
     8,800* Vivus Inc. ..................................         26,675
     4,100* Zonagen, Inc. ...............................         78,925
                                                              ----------
                                                               7,173,223
                                                              ----------

            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 0.23%
     8,500  CMP Group Inc. ..............................        152,469
     5,900* Jabil Circut, Inc. ..........................        342,200
                                                              ----------
                                                                 494,669
                                                              ----------

            ELECTRICAL EQUIPMENT- 1.58%
     1,900* Advanced Lighting Technologies ..............         16,625
     8,500  AMETEK, Inc. ................................        176,375
    14,700* AMKOR Technologies, Inc. ....................         92,794
     4,000* Amphenol Corp. Class A ......................        131,250
     5,557* BancTec, Inc. ...............................         73,283
     6,700  Belden, Inc. ................................        113,063
     1,500* C & D Technologies, Inc. ....................         43,500
     9,300* Cable Design Technologies ...................        171,469
     4,300* California Microwave, Inc. ..................         52,138
     3,500* Dbt Online, Inc. ............................         59,719
     9,900* Digital Microwave Corp. .....................         58,163
     6,450* Electro Rent Corp. ..........................         77,400
     2,900* Electro Scientific Industries ...............         86,819
     6,600* Esterline Technologies Corp. ................        137,775

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            ELECTRICAL EQUIPMENT - Continued
     7,500  General Cable Corp. .........................     $  142,500
     1,676  General Electric Co. ........................        151,714
     7,400* GenRad, Inc. ................................        120,250
     2,800* Holophane Corp. .............................         64,050
     5,100* Hutchinson Technology, Inc. .................        157,781
    15,100* Intergraph Corp. ............................         98,150
     7,000  Juno Lighting, Inc. .........................        163,625
    10,000* Kemet Corp. .................................        141,250
     7,100* Kent Electronics Corp. ......................        100,731
     5,700  Kuhlman Corp. ...............................        158,888
     5,100* Littelfuse, Inc. ............................        119,850
    10,000* Mail-Well, Inc. .............................        129,375
     4,100* Plexus Corp. ................................        123,000
     4,900  Standex International Corp. .................        114,537
     1,200* Thermo Ecotek Corp. .........................         12,600
     5,850  Thomas Industries Inc. ......................        100,912
     2,300* Triumph Group, Inc. .........................         77,337
     7,900* Vicor Corp. .................................         70,112
     4,600  X-Rite, Inc. ................................         40,250
                                                              ----------
                                                               3,377,285
                                                              ----------

            ELECTRONIC INSTRUMENTS - 2.29%
     1,950  Analogic Corp. ..............................         69,225
     7,000  BMC Industries ..............................         43,313
     8,800* C-Cube Microsystems, Inc. ...................        230,450
    11,500* Checkpoint Systems, Inc. ....................        154,531
     8,300* Cognex Corp. ................................        137,469
    12,400* Commscope Inc. ..............................        188,325
     5,300  CTS Corp. ...................................        186,825
     4,300  Daniel Industries, Inc. .....................         47,031
     8,200* Dionex Corp. ................................        254,200
     2,400* Evans & Sutherland Computer .................         46,800
    18,400* Gentex Corp. ................................        338,100
     6,500  Gerber Scientific, Inc. .....................        164,531
     3,400* HADCO Corp. .................................        119,000
     4,575  Harman International Industries .............        195,295
    10,400* Imation Corp. ...............................        169,000
    21,000* Integrated Device Technology ................        123,375
    12,600* InterDigital Communication ..................         59,850
     4,700* Lattice Semiconductor Corp. .................        173,313
     7,000* LoJack Corp. ................................         64,750
     7,700* MagnaTek, Inc. ..............................         87,588
     4,200* Marshall Industries .........................        109,200
    12,750  Methode Electronics, Inc. Class A ...........        173,719
     2,300* Metromedia Fiber Network, Inc. ..............        119,313


 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            ELECTRONIC INSTRUMENTS - Continued
     8,500* Mettler-Toledo International ................     $  223,125
     9,800  National Computer Systems, Inc. .............        322,175
     2,400* Optical Cable Corp. .........................         33,300
     2,700  Park Electrochemical Corp. ..................         51,806
     4,700* Performance Food Group Co. ..................        115,150
     6,937  Pioneer-Standard Electronics ................         75,440
     5,200  Pittston Bax Group ..........................         45,175
    14,700* Read-Rite Corp. .............................        197,531
    14,000* Sensormatic Electronics Corp. ...............        113,750
     4,900  Technitrol, Inc. ............................        147,918
     5,000* Telxon Corp. ................................        135,000
     4,100* Thermedics, Inc. ............................         42,793
    10,800* Vishay Intertechnology,  Inc. ...............        153,225
                                                              ----------
                                                               4,911,591
                                                              ----------

            ENTERTAINMENT - 0.92%
     3,600* AMC Entertainment, Inc. .....................         60,300
    11,700  Aztar Corp. .................................         59,231
     4,100* Carmike Cinemas, Inc. Class A ...............         82,000
     9,100* Florida Panthers Holdings, Inc. .............        101,806
     4,100* Gaylord Entertainment Co. ...................        120,181
     1,900* GC Companies, Inc. ..........................         76,475
     9,100* GTECH Holdings Corp. ........................        228,069
     9,200* Hollywood Entertainment Corp. ...............        220,800
     5,800  International Speedway Corp. ................        205,900
     5,900* Marvel Enterprises Inc. .....................         36,138
     6,946* Midway Games Inc. ...........................         70,762
     4,800* N2K Inc. ....................................         78,000
     4,000* Playboy Enterprises, Inc. ...................         61,750
     3,300* Primadonna Resorts, Inc. ....................         24,750
     1,100* Recoton Corp. ...............................         20,556
     6,200* SFX Entertainment Inc. Class A ..............        310,775
    11,400* Spelling Entertainment Group ................         83,363
    15,900* TCI Satellite Entertainment Inc.
             Class A ....................................         17,888
     2,800* Trans World Entertainment Corp. .............         64,750
     3,400* Trendwest Resorts, Inc. .....................         48,875
                                                              ----------
                                                               1,972,369
                                                              ----------

            FERTILIZERS - 0.07%
     6,604  Mississippi Chemical Corp. ..................        104,013
     8,400  Terra Industries, Inc. ......................         45,675
                                                              ----------
                                                                 149,688
                                                              ----------

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
NOVEMBER 30, 1998 (UNAUDITED)                                                23
================================================================================

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            FINANCE COMPANIES - 0.42%
     8,800  Aames Financial Corp. .......................     $   16,500
     2,600  Capital Factors Holdings, Inc. ..............         44,850
     9,000* Credit Acceptance Corp. .....................         59,625
     3,300* Delta Financial Corp. .......................         18,150
     8,000  Doral Financial Corp. .......................        143,000
     3,900* First Sierra Financial Inc. .................         35,100
     4,100* Franchise Mortgage Acceptance Co. ...........         39,462
     9,734* Imperial Credit Industries ..................         98,557
     2,166  Oriental Financial Group ....................         66,605
    16,000* Phoenix Investment Partners, Ltd ............        136,000
     5,300* Southern Pacific Funding ....................            319
     2,400  Student Loan Corp. ..........................        108,900
     2,300  Triad Guaranty, Inc. ........................         51,750
     8,800* UniCapital Corp. ............................         72,600
                                                              ----------
                                                                 891,418
                                                              ----------

            FINANCIAL SERVICES - 0.37%
     4,100  Advanta Corp. ...............................         42,793
     5,000  Conning Corp. ...............................         85,625
     5,000  D & N Financial Corp. .......................        115,313
    10,700  EVEREN Capital Corp. ........................        274,868
     1,200  First Liberty Financial Corp. ...............         26,100
     2,300* HealthCare Financial Partners ...............         75,613
     2,200* International Telecom. Data
             Systems Inc. ...............................         54,175
     3,600  Resource America, Inc. ......................         43,425
     4,900  Richmond Count Financial Corp. ..............         80,544
                                                              ----------
                                                                 798,456
                                                              ----------

            FOODS - 1.32%
     3,900* Agribrands International Inc. ...............        118,462
     5,600* American Italian Pasta Co. Class A ..........        141,400
     6,100  Chiquita Brands International ...............         68,625
     7,500  Corn Products International, Inc. ...........        210,468
     6,400  Dreyer's Grand Ice Cream, Inc. ..............         87,200
    10,000  Earthgrains Co. .............................        321,250
     4,400  International Multifoods Corp. ..............        111,925
     3,600  Interpool, Inc. .............................         52,200
     6,800  J.M. Smucker Co. Class A ....................        158,100
     6,000  Lance, Inc. .................................        118,125
     3,500  Michael Foods, Inc. .........................         87,937
    15,600* NBTY, Inc. ..................................         95,550
     3,800  Pilgrims Pride Corp. ........................         92,150

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            FOODS - Continued
     8,840* Ralcorp Holdings, Inc. ......................     $  154,700
    12,200  Richfood Holdings, Inc. .....................        226,463
     4,300  Riviana Foods ...............................         86,538
     1,000* United Natural Foods, Inc. ..................         24,375
    16,800  Universal Foods Corp. .......................        416,850
     9,500* Vlasic Foods International Inc. .............        205,438
     1,700* Wild Oats Markets, Inc. .....................         48,450
                                                              ----------
                                                               2,826,206
                                                              ----------

            FOOTWEAR - 0.38%
     7,400  Brown Group, Inc. ...........................        132,738
     6,800* Genesco, Inc. ...............................         37,825
     7,250* Just For Feet, Inc. .........................        164,031
     4,300  Justin Industries, Inc. .....................         55,363
     3,600  Kenneth Cole Productions, Inc.
             Class A ....................................         65,475
     4,600* Nine West Group, Inc. .......................         57,500
    12,100  Stride Rite Corp. ...........................        107,388
     1,800* Timberland Co. Class A ......................         73,687
     8,500  Wolverine World Wide, Inc. ..................        115,812
                                                              ----------
                                                                 809,819
                                                              ----------

            FREIGHT - 0.46%
     8,950  Air Express International Corp. .............        199,138
     2,800* Eagle USA Airfreight, Inc. ..................         53,200
    15,400* Greyhound Lines, Inc. .......................         92,400
     7,900  J.B. Hunt Transport Services, Inc. ..........        150,100
     5,512* Kirby Corp. .................................        109,551
    14,000* OMI Corp. ...................................         43,750
    10,200  Overseas Shipholding Group, Inc. ............        161,287
     3,500* SEACOR Holdings, Inc. .......................        167,125
                                                              ----------
                                                                 976,551
                                                              ----------

            GOLD MINING - 0.18%
    53,900  Battle Mountain Gold Co. ....................        252,656
     8,230* Getchell Gold Corp. .........................        134,766
                                                              ----------
                                                                 387,422
                                                              ----------

            HARDWARE & TOOLS - 0.12%
     3,900  Barnes Group Inc. ...........................        120,656
     5,900  Barnett, Inc. ...............................         73,750
     2,700  Lawson Products, Inc. .......................         62,100
                                                              ----------
                                                                 256,506
                                                              ----------

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            HEALTHCARE - 2.06%
     5,500  Access Health, Inc. .........................     $  197,313
     9,500* Advanced Tissue Sciences, Inc. ..............         27,906
     4,000* Alternative Living Services .................        107,500
     7,300* American Oncology Resources .................         81,669
    10,900* Apria Healthcare Group, Inc. ................         76,300
     3,514  Block Drug Co., Inc. Class A ................        131,789
     3,800* CareMatrix Corp. ............................        106,400
     3,500* Curative Technologies, Inc. .................        100,625
    11,000* Genesis Health Ventures, Inc. ...............        105,188
     6,100* Hanger Orthopedic Group, Inc. ...............        146,400
     4,900  HealthPlan Services Corp. ...................         49,000
     6,900  Henry Schein, Inc. ..........................        244,950
     1,900  Hooper Holmes, Inc. .........................         44,413
     7,000  Invacare Corp. ..............................        167,563
    28,000* Laboratory Corp. of America .................         36,750
       580* LTC Healthcare Inc. .........................          1,668
    29,673* Mariner Post-Acute Network Inc. .............        127,965
     5,600* Medquist, Inc. ..............................        170,100
     6,200  Mentor Corp. ................................        114,700
     3,600* NCS HealthCare, Inc. Class A ................         72,900
    15,800* NovaCare, Inc. ..............................         49,375
    22,900* Oxford Health Plans, Inc. ...................        253,331
     5,575* Patterson Dental Co. ........................        232,059
     6,199* Pharmaceutical Product
             Development, Inc. ..........................        177,446
    15,700* PhyCor, Inc. ................................         96,162
     2,200* Priority Healthcare Corp. ...................         80,575
     3,300* Province Healthcare Co. .....................        105,600
     9,675* Renal Care Group, Inc. ......................        260,015
     9,896* Respironics Inc. ............................        186,787
     4,400* Rural/Metro Corp. ...........................         45,100
     6,100* Sierra Health Services, Inc. ................        139,537
    11,088  Sun Healthcare Group, Inc. ..................         58,212
     8,300* Sunrise Medical Inc. ........................        105,825
     2,400* Superior Consultant Holdings Corp. ..........         87,600
    20,000* Vencor Inc. .................................         90,000
     4,000* VISX, Inc. ..................................        291,500
     2,300* Vital Signs, Inc. ...........................         39,100
                                                              ----------
                                                               4,409,323
                                                              ----------

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
24                                                NOVEMBER 30, 1998 (UNAUDITED)
================================================================================


 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            HEAVY DUTY TRUCKS/PARTS - 0.28%
     1,800  Bandag, Inc. ................................     $   63,675
     2,200* Detroit Diesel Corp. ........................         45,513
     9,000  Federal Signal Corp. ........................        219,938
     2,900* Terex Corp. .................................         81,200
     7,900  Titan International, Inc. ...................         78,506
     5,850  Wabash National Corp. .......................        109,687
                                                              ----------
                                                                 598,519
                                                              ----------

            HOME BUILDERS - 0.83%
     5,100* American Homestar Corp. .....................         83,513
     8,605  D R Horton, Inc. ............................        162,419
     6,000  Del Webb Corp. ..............................        159,000
    11,700* Fairfield Communities, Inc. .................        126,506
    10,800  Kaufman & Broad Home Corp. ..................        272,025
     3,400* NVR, Inc. ...................................        133,875
     6,281* Palm Harbor Homes, Inc. .....................        162,521
     6,600  Pulte Corp. .................................        167,888
     4,000  Ryland Group, Inc. ..........................        106,250
     9,500  Standard Pacific Corp. ......................         92,625
     7,400* Toll Brothers, Inc. .........................        179,913
     3,770  U.S. Home Corp. .............................        120,168
                                                              ----------
                                                               1,766,703
                                                              ----------

            HOSPITAL MANAGEMENT - 0.52%
     7,400* ABR Information Services, Inc. ..............        125,800
    11,829* Concentra Managed Care, Inc. ................        139,730
    12,200* Coventry Health Care Inc. ...................         90,737
     7,900* Magellan Health Services, Inc. ..............         74,062
    18,100* Medaphis Corp. ..............................         52,038
     9,300* Orthodontic Centers of America ..............        177,863
     3,100* Pediatrix Medical Group .....................        166,431
     3,600* Sunrise Assisted Living Inc. ................        155,250
    11,600* Ventas Inc. .................................        139,200
                                                              ----------
                                                               1,121,111
                                                              ----------

            HOSPITAL SUPPLIES - 0.91%
     5,700* Acuson Corp. ................................         79,800
     4,700  Arrow International, Inc. ...................        133,950
     7,500  Ballard Medical Products ....................        163,125
    12,400* Bio-Technology General Corp. ................         83,700
     2,600* Closure Medical Corp. .......................         59,800
     5,800* Coherent, Inc. ..............................         73,225
     3,600* CONMED Corp. ................................         98,100
     4,700* Datascope Corp. .............................        103,988
     3,000  Diagnostic Products Corp. ...................         77,625

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            HOSPITAL SUPPLIES - Continued
     9,800* Isis Pharmaceuticals, Inc. ..................     $  111,475
     2,100  Landauer, Inc. ..............................         59,850
     1,600* MiniMed, Inc. ...............................        114,000
     7,850  Owens & Minor, Inc. .........................        134,431
    17,275* PSS World Medical, Inc. .....................        358,456
     4,600* TECHE Corp. .................................         86,250
     7,800* Theragenics Corp. ...........................        107,738
     3,574  West Co., Inc. ..............................        108,560
                                                              ----------
                                                               1,954,073
                                                              ----------

            HOUSEHOLD PRODUCTS - 0.51%
     6,900  Church & Dwight Co., Inc. ...................        238,481
    10,200  First Brands Corp. ..........................        381,863
     4,500  Libbey, Inc. ................................        138,656
    10,700* Linens `N Things, Inc. ......................        327,688
                                                              ----------
                                                               1,086,688
                                                              ----------

            HUMAN RESOURCES - 0.68%
     2,900* Data Processing Resources ...................         68,875
    10,300* Interim Services Inc. .......................        213,725
     7,100* Labor Ready, Inc. ...........................        154,869
     7,300* Metamor Worldwide, Inc. .....................        172,919
     6,200  Norrell Corp. ...............................         98,813
    10,900* Novacare Employee Services Inc. .............         66,762
    21,800  Olsten Corp. ................................        163,500
     8,400* Personnel Group of America ..................        138,600
     2,100* Probusiness Services Inc. ...................         92,400
     3,000* Remedytemp, Inc. ............................         43,500
     6,000* SCB Computer Technology .....................         48,750
     4,600* SOS Staffing Services, Inc. .................         34,213
     3,000* Staff Leasing, Inc. .........................         27,000
     4,200* Staffmark, Inc. .............................         97,650
     3,700* Westaff Inc. ................................         24,512
                                                              ----------
                                                               1,446,088
                                                              ----------

            INFORMATION PROCESSING - 1.65%
    15,980* Acxiom Corp. ................................        377,528
     2,500* Administaff, Inc. ...........................         67,656
     2,400* Advent Software, Inc. .......................         91,800
    10,800* American Management Systems .................        318,600
     2,400* CDW Computer Centers, Inc. ..................        194,400
     9,750* CHS Electronics, Inc. .......................        144,421
     4,500* ChoicePoint Inc. ............................        261,562
     3,400* Complete Business Solutions .................         83,725
     4,700* Decisionone Holdings Corp. ..................         35,837

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            INFORMATION PROCESSING - Continued
     4,800* InfoUSA Inc. Class B ........................     $   27,600
     6,400* International Network Services ..............        349,600
    10,500* Lycos, Inc. .................................        619,500
     6,900  M D C Holdings Inc. .........................        126,788
     3,800* Micrel, Inc. ................................        154,138
     5,900* Paymentech, Inc. ............................         93,663
     2,800* Pegasystems, Inc. ...........................         18,375
     7,200* Safeguard Scientifics, Inc. .................        203,850
     3,700* Sipex Corp. .................................        119,325
    20,600* Sybase Inc. .................................        149,350
     2,500* Veeco Instruments, Inc. .....................         91,250
                                                              ----------
                                                               3,528,968
                                                              ----------

            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 1.06%
     4,400* Alydaar Software Corp. ......................         40,425
     3,400  Aspect Development, Inc. ....................        113,688
     5,000* AXENT Technologies, Inc. ....................        130,313
     2,918* Baan Co. NV .................................         34,651
     6,000* Cerner Corp. ................................        157,500
     6,200* Clarify, Inc. ...............................        111,600
     1,200* Engineering Animation, Inc. .................         46,950
     4,300* First Consulting Group, Inc. ................        101,050
     4,800* H.T.E., Inc. ................................         43,200
     6,500* Harbinger Corp. .............................         56,062
     6,500* HNC Software, Inc. ..........................        214,500
    42,500* Informix Corp. ..............................        229,765
     2,500* Metro Information Services, Inc. ............         65,000
     1,300* Peregrine Systems, Inc. .....................         48,018
     6,300* Platinum Software Corp. .....................         66,938
     4,400* Quadramed Corp. .............................        105,600
     2,900* Sanchez Computer Associates .................         88,088
     2,400* SCM Microsystems, Inc. ......................        143,100
     8,800  Software AG Systems, Inc. ...................        169,400
     3,700* SS&C Technologies Inc. ......................         43,013
     7,800  TAVA Technologies, Inc. .....................         44,850
     6,200* Visio Corp. .................................        219,325
                                                              ----------
                                                               2,273,036
                                                              ----------

            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 0.73%
    11,194* Artesyn Technologies, Inc. ..................        187,500
    15,100* Electronics for Imaging, Inc. ...............        404,869
    18,600* Komag, Inc. .................................        134,850
     8,000* MEMC Electronic Materials ...................         75,500

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
NOVEMBER 30, 1998 (UNAUDITED)                                                25
================================================================================


 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - Continued
    12,000* Micron Electronics Inc. .....................     $  273,000
     6,700  OEA, Inc. ...................................         87,520
     4,400* Rambus Inc. .................................        389,675
                                                              ----------
                                                               1,552,914
                                                              ----------

            INFORMATION PROCESSING -
            COMPUTER SERVICES - 1.20%
     6,800* BA Merchants Services, Inc. .................        113,900
    12,600  Checkfree Holdings Corp. ....................        204,750
     5,000* CMG Information Services ....................        387,500
     1,600* C-Net Inc. ..................................         84,900
     8,425* Computer Horizons Corp. .....................        189,563
     5,900  Computer Task Group, Inc. ...................        159,300
     2,600* Concord Communications, Inc. ................        115,375
     4,200* Cotelligent Inc. ............................         76,913
     3,000* Intelligroup, Inc. ..........................         48,000
     3,700* Mastech Corp. ...............................         98,512
     7,500  National Data Corp. .........................        280,312
     4,700* Nichols Research Corp. ......................        100,462
     5,100* Presstek Inc. ...............................         39,206
    20,843* Rationale Software Corp. ....................        472,876
     8,100* Security Dynamics Technologies ..............        123,525
     7,900* Vantive Corp. ...............................         67,150
                                                              ----------
                                                               2,562,244
                                                              ----------

            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 0.63%
     2,300* Advantage Learning Systems, Inc. ............        127,075
     6,000* BroadVision Inc. ............................        159,750
     3,900* Imrglobal Corp. .............................         82,875
     5,500* Infoseek Corp. ..............................        187,344
    10,200* Macromedia, Inc. ............................        284,962
     3,200* Mindspring Enterprises, Inc. ................        206,600
     9,400* MTI Technology ..............................         37,013
     6,900* Open Market Inc. ............................        119,025
     5,400* QAD Inc. ....................................         23,962
     3,300* Realnetworks, Inc. ..........................        127,050
                                                              ----------
                                                               1,355,656
                                                              ----------

            INFORMATION PROCESSING -
            DATA SERVICES - 5.19%
     5,033* ADAC Laboratories ...........................        130,858
     7,100  Analysts International Corp. ................        119,813
     8,800  Anixter Internationall, Inc. ................        145,200

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            INFORMATION PROCESSING -
            DATA SERVICES - Continued
     2,120* Applied Graphics Technology .................     $    27,163
     5,400* Aspen Technology, Inc. ......................          75,938
     8,208* Avant! Corp. ................................         136,971
     2,550  Barra, Inc. .................................          66,300
    14,400* Bea Systems, Inc. ...........................         172,800
     4,100* Bell & Howell Co. ...........................         138,375
     6,100* BISYS Group, Inc. ...........................         293,563
     4,300  Black Box Corp. .............................         151,038
     9,137* Boole & Babbage, Inc. .......................         288,958
     2,268* BRC Holdings, Inc. ..........................          43,232
     6,500* CCC Information Services ....................          71,500
     1,950* Computer Management Sciences ................          34,491
     6,900* CSG Systems International, Inc. .............         432,975
    15,200* Data General Corp. ..........................         275,500
     3,800* Data Transmission Network ...................         103,788
     2,900* Davox Corp. .................................          20,663
     2,600* Dialogic Corp. ..............................          58,500
    13,400* Diamond Multimedia Systems ..................          87,938
     3,700* Documentum, Inc. ............................         155,631
     5,400* Envoy Corp. .................................         215,325
     2,600  Fair Issac & Co., Inc. ......................         104,650
     8,900* FileNet Corp. ...............................          76,206
     7,300* GT Interactive Software Corp. ...............          43,800
     3,250  Henry Jack & Associates .....................         163,313
     9,700* HMT Technology Corp. ........................         110,338
     9,310* Hyperion Solutions Corp. ....................         301,411
     2,100* IDX Systems Corp. ...........................          86,231
     6,900* Industri-Matematik International
             Corp .......................................          43,125
    10,100* Information Resources, Inc. .................          84,588
     6,600  Innovex, Inc. ...............................         105,600
    17,900* Inprise Corp. ...............................          99,569
     4,700  Integrated Systems, Inc. ....................          47,294
     6,150* JDA Software Group, Inc. ....................          49,200
     2,100* Kronos, Inc. ................................          90,825
     3,000* Learning Tree International .................          24,938
    10,500* Legato Systems, Inc. ........................         502,031
     4,500* Manugistics Group, Inc. .....................          39,375
    15,800* Mentor Graphics Corp. .......................         136,275
     5,100* Mercury Interactive Corp. ...................         233,963
     4,200* MICROS Systems, Inc. ........................         119,700
     8,000  MTS Systems Corp. ...........................         103,500
     4,050  National Instruments Corp. ..................         117,450
     7,700* Network Appliance, Inc. .....................         578,462

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            INFORMATION PROCESSING -
            DATA SERVICES - Continued
     1,800* Network Solutions, Inc. .....................     $   118,125
    15,850* NOVA Corp. ..................................         504,228
    17,100* Oak Technology, Inc. ........................          67,865
     9,045* Paxar Corp. .................................          94,972
     7,500* Physician Computer Network ..................             468
     5,285* Primark Corp. ...............................         132,125
     6,150* Progress Software Corp. .....................         156,056
     2,300* Project Software & Development ..............          69,287
    11,000* PsiNet, Inc. ................................         206,250
     3,000* QRS Corp. ...................................         126,375
     3,520* Renaissance Worldwide Inc. ..................          25,080
    13,200* S3, Inc. ....................................          70,950
     4,800* Sandisk Corp. ...............................          57,000
     3,400* Sapient Corp. ...............................         157,250
    11,200* Sequent Computer Systems, Inc. ..............         142,800
     8,300* SMART Modular Technologies ..................         173,262
     3,500* Splash Technology Holdings ..................          30,187
     9,300  Structural Dynamic Research .................         162,168
     3,100* Sykes Enterprises, Inc. .....................          62,775
    14,700* Symantec Corp. ..............................         294,000
    12,850* System Software Associates ..................          88,343
    10,000* Systems & Computer Technology ...............         182,500
    10,125* Technology Solutions Co. ....................          94,289
     6,000* Transaction Systems Architects
             Class A ....................................         228,000
     5,300* Transition Systems, Inc. ....................          53,000
     7,000* USCS International, Inc. ....................         225,750
    11,200* Vanstar Corp. ...............................         133,700
     5,000* Viasoft, Inc. ...............................          36,250
     2,800* Volt Information Sciences, Inc. .............          65,275
     9,800* Wang Laboratories, Inc. .....................         249,900
     5,450* Wind River Systems Inc. .....................         254,106
     5,900* Xircom, Inc. ................................         178,106
     4,800* Zebra Technologies Corp. Class A ............         161,100
                                                              -----------
                                                               11,109,906
                                                              -----------

            INFORMATION PROCESSING -
            NETWORKING - 0.90%
     5,100* Concentric Network Corp. ....................         144,713
     4,200* Earthlink Network, Inc. .....................         255,413
     7,400* Excite, Inc. ................................         362,138
     2,200* Exodus Communications, Inc. .................          74,250
    13,300* Picturetel Corp. ............................          94,762
     7,700* PMC-Sierra, Inc. ............................         414,837

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
26                                                 NOVEMBER 30, 1998 (UNAUDITED)
================================================================================

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            INFORMATION PROCESSING -
            NETWORKING - Continued
     6,000* Remedy Corp. ................................     $   62,625
     7,100* Shiva Corp. .................................         41,268
     9,100* USWeb Corp. .................................        207,025
     4,100* Verio Inc. ..................................         77,900
     5,700* Visual Networking, Inc. .....................        198,075
                                                              ----------
                                                               1,933,006
                                                              ----------

            INSURANCE - CASUALTY - 0.89%
     5,000* Acceptance Insurance Co., Inc. ..............         98,438
     4,700  Baldwin & Lyons, Inc. Class B ...............         99,875
     2,600  Citizens Corp. ..............................         85,962
     5,100  Commerce Group, Inc. ........................        174,675
     4,500  E.W. Blanch Holdings, Inc. ..................        180,281
     8,217  Frontier Insurance Group, Inc. ..............        116,579
     9,700  HCC Insurance Holdings, Inc. ................        180,056
     3,500* Highlands Insurance Group ...................         44,625
     2,800  Midland Co. .................................         69,650
     3,900  NAC Re Corp. ................................        186,225
     1,100  Nymagic, Inc. ...............................         23,100
     6,300* Risk Capital Holdings, Inc. .................        135,450
     2,000  RLI Corp. ...................................         72,375
     7,200  Selective Insurance Group ...................        135,900
       900  Stewart Information Services Corp. ..........         44,494
     3,350* Trenwick Group Inc. .........................        106,363
     3,505  United Fire & Casualty Co. ..................        129,247
     5,300  Vesta Insurance Group, Inc. .................         30,806
                                                              ----------
                                                               1,914,101
                                                              ----------

            INSURANCE - LIFE - 0.69%
     4,100* American Heritage Life Investment
             Corp .......................................        100,706
     2,900  American Medical Security Group .............         41,506
     4,400  Arm Financial Group Inc., Class A ...........         94,600
       600  Kansas City Life Insurance Co. ..............         49,500
     9,400  Life USA Holding, Inc. ......................        119,850
       500* National Western Life Ins. Co.
             Class A ....................................         59,250
     9,100  Presidential Life Corp. .....................        163,800
     6,550  Reinsurance Group of America ................        429,025
     7,600  UICI ........................................        151,050
     7,570* United Companies Financial ..................         30,753
     6,850  W.R. Berkley ................................        229,475
                                                              ----------
                                                               1,469,515
                                                              ----------

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            INSURANCE - MISCELLANEOUS - 1.26%
     6,000* Amerin Corp. ................................     $  148,125
     4,100  Arthur J. Gallaher & Co. ....................        190,138
     5,600  Capital Re Corp. ............................        110,600
     2,900  Chicago Title Corp. .........................        135,575
     6,400  CMAC Investment Corp. .......................        308,800
     9,000  Crawford & Co. Class B ......................        137,250
     3,600  Executive Risk, Inc. ........................        194,400
     5,864  Fidelity National Financial .................        192,412
     4,600  Foremost Corp. of America ...................         94,012
     3,200  Harleysville Group ..........................         68,800
     7,550  HSB Group Inc. ..............................        312,381
     2,747  Liberty Corp. ...............................        133,230
    12,000* Mid Atlantic Medical Services, Inc. .........        106,500
     4,200  MMI Companies, Inc. .........................         68,513
     4,387  Poe & Brown Inc. ............................        153,545
     4,200  SCPIE Holdings, Inc. ........................        128,625
     8,300  TIG Holdings, Inc. ..........................        116,719
     4,100  Zenith National Insurance Corp. .............         99,937
                                                              ----------
                                                               2,699,562
                                                              ----------

            INSURANCE - MULTILINE - 0.87%
     4,650  Alfa Corp. ..................................        101,719
     4,878  American Annuity Group, Inc. ................        112,194
     4,553  AmerUs Life Holdings, Inc. ..................        100,451
     4,400  Argonaut Group, Inc. ........................        110,000
     5,600  CNA Surety Corp. ............................         82,250
     3,565* Delphi Financial Group, Inc. Class A ........        166,436
    10,100  FBL Financial Group, Inc. Class A ...........        247,450
     4,700  LandAmerica Financial Group .................        288,169
     3,100  Life Re Corp. ...............................        291,981
     1,050* Markel Corp. ................................        175,350
     1,500  Meadowbrook Insurance Group .................         23,719
     5,491  Medical Assurance, Inc. .....................        165,416
     6,200* PennCorp Financial Group, Inc. ..............          6,975
                                                              ----------
                                                               1,872,110
                                                              ----------

            LEISURE TIME - 1.09%
    16,900* Acclaim Entertainment, Inc. .................        161,606
     3,700* Action Performance Co., Inc. ................        135,050
     2,100* Anchor Gaming ...............................        107,100
     7,100* Bally Total Fitness Holding Corp. ...........        168,181
     9,300* Boyd Gaming Corp. ...........................         33,713
     5,600* Family Golf Centers, Inc. ...................        115,150
    10,400* Grand Casinos Inc. ..........................         98,800
     8,500* Handleman Co. ...............................        102,000

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            LEISURE TIME - Continued
     5,100* Hollywood Park, Inc. ........................     $   48,768
     7,000  Polaris Industries, Inc. ....................        244,125
    15,000* Premier Parks, Inc. .........................        406,875
     7,100* Rio Hotel & Casino Inc. .....................        110,494
     4,800* Scotts Co. Class A ..........................        173,700
     5,400* Station Casinos, Inc. .......................         44,550
     6,450* Sunterra Corp. ..............................         75,384
     6,800* Vail Resorts Inc. ...........................        171,700
     3,300* Vistana, Inc. ...............................         46,613
     7,200  Winnebago Industries, Inc. ..................         86,400
                                                              ----------
                                                               2,330,209
                                                              ----------

            LODGING - 0.53%
    13,400* Choice Hotels International Inc. ............        153,263
     4,100  Deltic Timber Corp. .........................         82,000
    14,400  Extended Stay America, Inc. .................        144,000
     7,500* Host Marriott Services Corp. ................         82,031
     6,039  Marcus Corp. ................................         91,340
    15,280  Meristar Hospitality Corp. ..................        297,005
     8,900* NS Group, Inc. ..............................         48,393
    12,800* Prime Hospitality Corp. .....................        112,000
     7,100* Red Roof Inns, Inc. .........................        120,700
                                                              ----------
                                                               1,130,732
                                                              ----------

            MACHINE - CONTRACT - 0.04%
     4,200* Rental Service Corp. ........................         88,988
                                                              ----------

            MACHINE TOOLS - 0.40%
     3,450* Chase Industries, Inc. ......................         40,322
     8,800* Gilead Sciences, Inc. .......................        273,900
     3,200  Gleason Corp. ...............................         61,200
     9,700  Milacron Inc. ...............................        196,425
     5,000  OmniQuip International, Inc. ................         67,344
     2,900* PRI Automation Inc. .........................         69,600
     8,000  Roper Industries, Inc. ......................        148,500
                                                              ----------
                                                                 857,291
                                                              ----------

            MACHINERY - AGRICULTURE - 0.09%
     2,700  Allied Products Corp. .......................         19,913
     5,400  Lindsay Manufacturing Co. ...................         81,000
     3,500  Toro Co. ....................................         92,750
                                                              ----------
                                                                 193,663
                                                              ----------

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
NOVEMBER 30, 1998 (UNAUDITED)                                                27
================================================================================


 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.91%
     1,100* Astec Industries Inc. .......................     $   57,063
     6,400  Blount, Inc. Class A ........................        148,000
     6,400* Calpine Corp. ...............................        153,600
     4,700  CDI Corp. ...................................        126,019
     4,700  Columbus McKinnon Corp. .....................         85,481
     8,100  Foster Wheeler Corp. ........................        138,713
     4,950  Granite Construction, Inc. ..................        159,946
     8,500  Insituform Technologies, Inc.
             Class A ....................................        111,562
     3,900  J. Ray Mcdermott S.A ........................         95,550
     7,700  Jacobs Engineering Group, Inc. ..............        290,193
     5,900  Kaman Corp. Class A .........................         95,875
     4,822* Morrison Knudsen Corp. ......................         46,412
     3,400  Stone & Webster, Inc. .......................        115,600
     5,200  TJ International Inc. .......................        122,850
     7,542* United Rentals, Inc. ........................        197,978
                                                              ----------
                                                               1,944,842
                                                              ----------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 2.57%
     7,350  AAR Corp. ...................................        185,588
     4,646  Albany International Corp. Class A ..........         88,274
     6,075  Applied Industrial Tech., Inc. ..............         85,050
    10,180  Applied Power, Inc. Class A .................        362,663
     6,873  Baldor Electric Co. .........................        137,030
     5,000  Briggs & Stratton Corp. .....................        252,188
     7,280  Burlington Coat Factory Warehouse
             Corp .......................................        105,560
     8,900* DII Group, Inc. .............................        185,788
     4,600  Exide Corp. .................................         80,213
    12,500  Flowserve Corp. .............................        221,875
     2,000  Franklin Electric Co., Inc. .................        130,500
     5,200* Gardner Denver Inc. .........................         82,550
     1,275  General Binding Corp. .......................         47,813
     6,650  Graco, Inc. .................................        184,537
     5,200* Halter Marine Group, Inc. ...................         36,075
     4,400  Helix Technology Corp. ......................         53,900
     4,800  Hughes Supply, Inc. .........................        133,200
     9,350  IDEX Corp. ..................................        253,034
     4,700  Integrated Process Equipment ................         49,056
     5,600* Ionics, Inc. ................................        176,050
    10,400  JLG Industries, Inc. ........................        170,950
     6,000* Kulicke & Soffa Industries ..................        102,375
     5,850  Lilly Industries, Inc. Class A ..............        109,321

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            MACHINERY - INDUSTRIAL/
            SPECIALTY - Continued
    11,200  Lincoln Electric Holdings ...................     $  263,200
     4,375  Manitowoc Co., Inc. .........................        173,906
     9,100  Newport News Shipbuilding ...................        255,937
     3,600  Nordson Corp. ...............................        171,900
     4,840* Oak Industries Inc. .........................        149,435
     5,300  Regal-Beloit Corp. ..........................        132,500
     2,400  Robbins & Myers, Inc. .......................         48,000
     3,400  SPS Technologies, Inc. ......................        194,650
     5,200  Scotsman Industries Inc. ....................        106,925
     4,400* Specialty Equipment Companies ...............        103,950
     8,100* Stewart & Stevenson Services, Inc. ..........         80,494
     5,100* Stillwater Mining Co. .......................        186,469
     3,700  Tecumseh Products Co. Class A ...............        183,150
     2,700  Tennant Co. .................................         93,150
     5,600  Watts Industries, Inc. Class A ..............        106,050
     3,300* Zoltek Companies, Inc. ......................         35,475
                                                              ----------
                                                               5,518,781
                                                              ----------

            MEDICAL TECHNOLOGY - 1.36%
     4,900* Affymetrix, Inc. ............................        122,500
    15,200* Alaris Medical Inc. .........................         79,800
     4,400* Aviron ......................................         94,600
     4,300* Bio-Rad Laboratories, Inc. Class A ..........         91,375
     2,700  Biomatrix, Inc. .............................        131,119
     5,600* Cytyc Corp. .................................        110,950
     3,800* Dendrite International, Inc. ................         73,150
     7,875* Enzo Biochem, Inc. ..........................        103,852
     5,900* Haemonetics Corp. ...........................        133,119
     3,900* Hologic, Inc. ...............................         50,944
     9,100* Idexx Laboratories, Inc. ....................        236,600
     2,000* IGEN International, Inc. ....................         54,250
     3,000* Kendle International Inc. ...................         67,125
    14,500* Liposome, Inc. ..............................        131,406
     2,200* Maxxim Med Inc. .............................         59,950
     1,500* On Assignment, Inc. .........................         53,343
     9,118* Organogenesis, Inc. .........................        121,953
     1,800* Perclose, Inc. ..............................         47,700
    16,500* Pharmerica Inc. .............................         68,062
     6,300* Protein Design Labs, Inc. ...................        138,600
     7,800  Quest Diagnostics Inc. ......................        139,425
     2,400* ResMed Inc. .................................         81,900
     2,800* Sabratek Corp. ..............................         47,250
    13,124  Scios Nova Inc. .............................         99,250
     7,275* Serologicals Corp. ..........................        213,703

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            MEDICAL TECHNOLOGY - Continued
     4,200* Thermo Cardiosystems, Inc. ..................     $   48,825
     6,900* Thermolase Corp. ............................         35,363
     3,400* ThermoTrex Corp. ............................         35,700
     4,300* Transkaryotic Therapies, Inc. ...............         96,750
     6,400  US Bioscience, Inc. .........................         48,400
     2,300* Ventana Medical Systems, Inc. ...............         49,450
     1,300* Xomed Surgical Products Inc. ................         56,875
                                                              ----------
                                                               2,923,289
                                                              ----------

            MERCHANDISE - DRUG - 0.72%
     1,800* Andrex Corp. ................................         71,100
     3,700* Duane Reade, Inc. ...........................        148,463
     8,600* Express Scripts, Inc. Class A ...............        473,000
     8,000  Longs Drug Stores Corp. .....................        285,000
     6,000* Medimmune, Inc. .............................        401,250
    16,900* Perrigo Co. .................................        141,538
     4,600  Weider Nutrition International ..............         30,187
                                                              ----------
                                                               1,550,538
                                                              ----------

            MERCHANDISE - SPECIALTY - 2.75%
     1,700* Advanced Energy Industries ..................         30,813
     6,900* Ames Department Stores, Inc. ................        163,875
     9,100* APAC Teleservices, Inc. .....................         59,150
     6,818  Arctic Cat, Inc. ............................         71,589
     5,600* Avid Technology, Inc. .......................        133,700
     1,600* Bush Boake Allen, Inc. ......................         54,600
    13,500  Caseys General Stores, Inc. .................        187,313
     8,567  Cash America International ..................        144,568
     7,500* Central Garden & Pet Co. ....................        120,703
    33,200* Charming Shoppes, Inc. ......................        136,950
     4,800* Cole National Corp. Class A .................         74,100
     5,600* Compucom Systems, Inc. ......................         21,700
     1,000* Copart, Inc. ................................         23,125
    24,400* Corporate Express, Inc. .....................        143,350
     4,200* Daisytek International Corp. ................         65,100
     4,900* Department 56, Inc. .........................        168,744
     8,400* Eagle Hardware & Garden, Inc. ...............        236,775
     9,800* Earthshell Corp. ............................        134,138
     4,500  Enesco Group Inc. ...........................        108,563
    13,500  Fingerhut Companies, Inc. ...................        150,188
     3,150* Fossil, Inc. ................................         87,216
     5,200* Franklin Covey Co. ..........................         97,500
     5,000* Friedman's, Inc. Class A ....................         50,000
     5,950* Garden Ridge Corp. ..........................         46,856
     4,400* Gibson Greetings, Inc. ......................         48,400

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
28                                                 NOVEMBER 30, 1998 (UNAUDITED)
================================================================================

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            MERCHANDISE - SPECIALTY - Continued
     2,700* Guitar Center, Inc. .........................     $   61,763
     6,700  Hancock Fabrics, Inc. .......................         56,531
     4,005  Hancock Holding Co. .........................        180,225
    15,100* Homebase, Inc. ..............................         86,825
     3,300* Inacom Corp. ................................         68,475
     2,800* JLK Direct Distribution Inc. ................         30,625
     8,200  Jostens, Inc. ...............................        192,187
     3,578  K2, Inc. ....................................         40,700
     2,100* Keystone Automotive Industries ..............         40,031
     5,400* Knoll, Inc. .................................        145,800
     2,600  LabOne, Inc. ................................         37,050
     6,600* Michaels Stores, Inc. .......................        118,800
     9,000* Micro Warehouse, Inc. .......................        246,375
     5,200  MicroAge, Inc. ..............................         91,000
     5,400* Petco Animal Supplies, Inc. .................         54,000
    33,400* Petsmart Inc. ...............................        285,988
     4,963  Price Enterprises Inc. ......................         27,296
     3,700* Rent-Way, Inc. ..............................        100,362
     2,700* Russ Berrie and Co. Inc. ....................         61,087
     8,300  Seitel, Inc. ................................        111,012
    14,100* Sitel Corp. .................................         35,250
     9,500  Sotheby's Holdings, Inc. Class A ............        266,000
     1,914  South Jersey Industries, Inc. ...............         49,405
     7,400* Spiegel, Inc. Class A .......................         29,137
     8,050* Sports Authority, Inc. ......................         52,325
     2,300* SportsLine USA, Inc. ........................         39,675
     5,100  Sturm, Ruger & Co. Inc. .....................         64,706
    16,000  Sunglass Hut International ..................         96,000
     5,700  The Finish Line .............................         52,013
     5,700* Twinlab Corp. ...............................         94,763
     8,600* United Stationers Inc. ......................        227,900
     2,400* West Marine, Inc. ...........................         27,300
     9,100* Zale Corp. ..................................        260,487
                                                              ----------
                                                               5,890,109
                                                              ----------

            MERCHANDISING - DEPARTMENT - 0.12%
     1,300* Alexander's, Inc. ...........................        103,594
     3,300* K&G Men's Center, Inc. ......................         31,350
     2,900* Maxim Group, Inc. ...........................         56,731
     7,500* Stein Mart, Inc. ............................         64,453
                                                              ----------
                                                                 256,128
                                                              ----------

            MERCHANDISING - FOOD - 0.50%
     4,800* CEC Entertainment, Inc. .....................        142,200
        75  Farmer Bros. Co. ............................         14,850

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            MERCHANDISING - FOOD - Continued
     9,800  Fleming Companies, Inc. .....................     $   98,613
     4,600  Great Atlantic & Pacific Tea Co., Inc. ......        125,638
     3,200* IHOP Corp. ..................................        127,200
     2,300  Ingles Markets, Inc. Class A ................         27,600
    10,800  Ruddick Corp. ...............................        211,275
     3,000  Smart & Final Inc. ..........................         31,875
     8,500* Smithfield Foods, Inc. ......................        224,718
     7,200* Zapata Corp. ................................         56,700
                                                              ----------
                                                               1,060,669
                                                              ----------

            MERCHANDISING - MASS - 0.26%
     3,800* Coldwater Creek, Inc. .......................         45,600
     4,500* Global Directmail Corp. .....................         88,312
     3,700* Insight Enterprises, Inc. ...................        155,863
     8,400* ShopKo Stores, Inc. .........................        270,900
                                                              ----------
                                                                 560,675
                                                              ----------

            METALS - ALUMINUM - 0.22%
     6,100* ACX Technologies, Inc. ......................         77,775
     7,000  Century Aluminum Co. ........................         59,500
     5,000  Commonwealth Industries, Inc. ...............         48,125
     4,400  IMCO Recycling, Inc. ........................         65,725
     5,500* Kaiser Aluminum Corp. .......................         36,094
     7,500  Tredegar Industries, Inc. ...................        175,312
                                                              ----------
                                                                 462,531
                                                              ----------

            METALS - COPPER - 0.12%
     7,600  ASARCO Inc. .................................        147,250
     4,800* Wolverine Tube, Inc. ........................        107,700
                                                              ----------
                                                                 254,950
                                                              ----------

            METALS - MISCELLANEOUS - 0.42%
     3,337  A.M. Castle & Co. ...........................         64,237
     4,400  Brush Wellman Inc. ..........................         70,950
     4,033  Commercial Metals Co. .......................        102,085
    14,500* Hecla Mining Co. ............................         60,719
     5,000  Precision Castparts Corp. ...................        220,938
     4,500* RTI International Metals ....................         67,781
     4,500* Ryerson Tull, Inc. Class A ..................         49,781
     9,700  Steel Dynamics, Inc. ........................        132,163
     5,900  Titanium Metals Corp. .......................         58,631
     1,900  Tremont Corp. ...............................         68,163
                                                              ----------
                                                                 895,448
                                                              ----------

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            METALS - STEEL - 1.17%
    13,000  AK Steel Holding Corp. ......................     $  249,438
    24,800* Armco Inc. ..................................         97,650
    29,495* Bethlehem Steel Corp. .......................        243,334
     8,200  Birmingham Steel Corp. ......................         39,975
     4,500  Carpenter Technology Corp. ..................        158,906
     5,300* Citation Corp. ..............................         73,538
     4,200  Cleveland-Cliffs Inc. .......................        159,863
     3,550  Commercial Intertech Corp. ..................         56,134
     2,300* Gibraltar Steel Corp. .......................         45,713
    10,649  Inland Steel Industries, Inc. ...............        195,010
     7,200  Intermet Corp. ..............................         98,550
     3,800  J & L Specialty Steel, Inc. .................         23,750
    20,600  LTV Corp. ...................................        113,300
     8,600* Metals USA, Inc. ............................         80,088
     9,800* Mueller Industries, Inc. ....................        223,563
     8,500  National Steel Corp. Class B ................         62,156
     5,400  Oregon Steel Mills, Inc. ....................         68,512
     5,500  Quanex Corp. ................................         98,656
     2,500  Reliance Steel & Aluminum Co. ...............         76,562
     6,000  Rohn Industries, Inc. .......................         16,875
     3,300  Shiloh Industries, Inc. .....................         48,056
     7,700  Valmont Industries, Inc. ....................        124,162
     3,400* WHX Corp. ...................................         35,912
     7,400* Wyman-Gordon Co. ............................        115,625
                                                              ----------
                                                               2,505,328
                                                              ----------

            MISCELLANEOUS - 3.58%
     2,200* Abacus Direct Corp. .........................        126,638
     6,700* Alternative Resources Corp. .................         64,488
     6,700  AMCOL International Corp. ...................         71,188
     4,300  AMERCO, Inc. ................................         98,900
     4,600  Arch Coal, Inc. .............................         88,263
     7,000* Associated Group, Inc. Class A ..............        262,500
     3,000* Aviation Sales Co. ..........................        111,000
     2,800* Avondale Industries, Inc. ...................         77,350
     4,600* Bacou U.S.A., Inc. ..........................         86,250
     8,500* Billing Concepts Corp. ......................        108,375
     5,500  Borg-Warner Security Corp. ..................        100,719
     1,800* Boron LePore & Associates, Inc. .............         55,350
    13,350* Brightpoint, Inc. ...........................        200,250
     6,600* Building One Services Corp. .................        112,200
     9,200  C. H. Robinson Worldwide, Inc. ..............        207,575
     3,400  Cabot Industrial Trust ......................         71,188
     5,800  Cadiz Inc. ..................................         52,200
     1,400* Capital Senior Living Corp. .................         17,325

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
NOVEMBER 30, 1998 (UNAUDITED)                                                29
================================================================================

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            MISCELLANEOUS - Continued
     4,600* Caribiner International, Inc. ...............     $   42,838
    10,700* Catalytica Inc. .............................        192,433
     2,150* Central Parking Corp. .......................         63,156
    10,200* Century Business Services ...................        137,700
     4,600* Championship Auto Racing Teams ..............        128,800
     4,800* Coach USA, Inc. .............................        136,200
     1,800* Coinmach Laundry Corp. ......................         29,363
     5,600* Computer Learning Centers ...................         36,050
    14,000* DeVry, Inc. .................................        369,250
     1,100* Education Management Corp. ..................         50,325
     4,100* Equity Corp. International ..................        106,089
     5,353  Equity Residential Properties ...............        226,499
     3,758* Gemstar Group Ltd. ..........................        228,299
     6,000* Hvide Marine, Inc. Class A ..................         36,000
     3,175* ITT Educational Services, Inc. ..............        104,378
     3,000* Iron Mountain, Inc. .........................         87,750
     2,400* Lason, Inc. .................................        147,300
     4,200  Matthews International Corp. Class A ........        126,000
     2,000* MemberWorks Inc. ............................         48,750
     2,600* Metzler Group, Inc. .........................        107,900
     7,200* Musicland Stores Corp. ......................        121,950
     1,700* ONSALE, Inc. ................................        104,550
     2,550* Pinkerton's, Inc. ...........................         51,000
     6,400* Prepaid Legal Services, Inc. ................        166,400
     2,800  The Profit Recovery Group ...................         94,500
     7,900  Protection Onc Inc. .........................         76,038
     5,600* Rayovac Corp. ...............................        129,500
     4,700  Regis Corp. .................................        157,450
     7,500* Romac International, Inc. ...................        104,532
     1,504* Samsonite Corp. .............................          9,776
     7,500* Scott Technologies Inc. - Class A ...........        116,250
     2,100* Service Experts, Inc. .......................         62,213
     6,300* Sola International, Inc. ....................        100,013
    49,700* Southland Corp. .............................        100,954
     9,225* Sylvan Learning Systems, Inc. ...............        268,101
     4,200* Triangle Pharmaceuticals, Inc. ..............         46,200
     8,200  Valhi, Inc. .................................         90,200
     5,800* Veritas DGC Inc. ............................         84,825
     5,300* Veterinary Centers of America ...............         97,388
     5,000  Wackenhut Corp. .............................        121,563
     3,900* Wackenhut Corrections Corp. .................        105,300
    16,700  Washington Water Power Co. ..................        305,818
     4,600* Wesley Jessen VisionCare ....................        108,100
     6,000* West Teleservices Corp. .....................         66,750
     3,600* Westell Technologies, Inc. Class A ..........         21,825

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            MISCELLANEOUS - Continued
     4,900  Westinghouse Air Brake Co. ..................     $  107,800
     6,200* Whittman-Hart, Inc. .........................        136,787
     4,100  Woodward Governor Co. .......................        102,500
     5,500* World Access, Inc. ..........................        111,718
     9,600* Xylan Corp. .................................        174,000
                                                              ----------
                                                               7,660,840
                                                              ----------

            MOBILE HOMES - 0.42%
    10,552  Champion Enterprises, Inc. ..................        235,441
     4,400  Coachmen Industries, Inc. ...................         99,000
     2,500  McGrath Rentcorp ............................         50,625
     3,900* National R.V. Holdings, Inc. ................        103,350
    12,400  Oakwood Homes Corp. .........................        185,225
     4,200  Skyline Corp. ...............................        136,500
     3,875  Thor Industries, Inc. .......................         92,516
                                                              ----------
                                                                 902,657
                                                              ----------

            NATURAL GAS-DIVERSIFIED - 0.88%
     8,050  Atmos Energy Corp. ..........................        246,531
     3,600  Bay State Gas Co. ...........................        142,200
     5,200  Eastern Enterprises .........................        210,925
     6,100* Hanover Compressor Co. ......................        138,013
     4,500  Laclede Gas Co. .............................        112,781
     4,500  New Jersey Resources Corp. ..................        175,219
    13,500* Seagull Energy Corp. ........................        110,531
     4,568* Southern Union Co. ..........................         92,777
     7,200  Southwest Gas Corp. .........................        171,000
     8,500* UGI Corp. ...................................        207,188
     9,500  WICOR, Inc. .................................        207,813
     6,600  Western Gas Resources, Inc. .................         61,462
                                                              ----------
                                                               1,876,440
                                                              ----------

            OIL - INTEGRATED DOMESTIC - 0.26%
     1,800* Belco Oil and Gas Corp. .....................         10,125
     7,875  Cross Timbers Oil Co. .......................         89,578
    12,300  Quaker State Corp. ..........................        176,043
    21,100* Santa Fe Energy Resources, Inc. .............        162,206
     9,100* Tesoro Petroleum Corp. ......................        121,143
                                                              ----------
                                                                 559,095
                                                              ----------

            OIL - SERVICE - PRODUCTS - 0.36%
     8,150* Barrett Resources Corp. .....................        199,166
     2,700* Drill Quip ..................................         38,981
     3,100  Getty Realty Corp. ..........................         40,493
     5,700* Global Industrial Technologies ..............         47,737

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            OIL - SERVICE - PRODUCTS - Continued
     3,600* Gulf Island Fabrication, Inc. ...............     $   27,000
    32,300* Kelley Oil & Gas Corp. ......................         30,281
     8,000* Lone Star Technologies, Inc. ................         78,000
     2,700* Maverick Tube Corp. .........................         15,356
    22,200* Parker Drilling Co. .........................         83,250
    12,800* Pride International, Inc. ...................         96,800
     6,300* TransMontaigne Inc. .........................         94,500
     5,200* Trico Marine Services, Inc. .................         28,600
                                                              ----------
                                                                 780,164
                                                              ----------

            OIL - SERVICES - 0.48%
     4,100  Cliffs Drilling Co. .........................         64,831
     4,700* Key Energy Group, Inc. ......................         29,375
    14,000* Marine Drilling Companies, Inc. .............        121,625
     7,900  Mascotech, Inc. .............................        127,388
     6,500* Oceaneering International, Inc. .............         80,844
     6,800* Offshore Logistics, Inc. ....................         84,575
     3,000* OMNI Energy Services Corp. ..................         29,813
     5,350  Pennsylvania Enterprises, Inc. ..............        132,078
     5,400* Pool Energy Services Co. ....................         60,750
     6,400  Range Resources Corp. .......................         26,800
    11,500* Tuboscope Inc. ..............................         95,594
     5,300* UTI Energy Corp. ............................         44,387
     7,700* Unova Inc. ..................................        130,418
                                                              ----------
                                                               1,028,478
                                                              ----------

            OIL/GAS PRODUCERS - 1.29%
     3,200* Atwood Oceanics, Inc. .......................         60,000
     8,300* Benton Oil and Gas Co. ......................         31,125
     4,800  Berry Petroleum Co. Class A .................         62,400
     7,000  Cabot Oil & Gas Corp. Class A ...............        108,063
    22,016* Chesapeake Energy Corp. .....................         30,272
     6,400* Comstock Resources, Inc. ....................         23,600
     5,800  Devon Energy Corp. ..........................        191,038
    27,900* EEX Corp. ...................................         99,394
    10,100  Equitable Resources, Inc. ...................        297,319
     4,000* Forcenergy, Inc. ............................         16,250
     7,400* Forest Oil Corp. ............................         62,900
    27,800* Grey Wolf, Inc. .............................         27,800
    31,700  Harken Energy Corp. .........................         89,156
    11,300  Helmerich & Payne, Inc. .....................        194,925
     1,400  Holly Corp. .................................         22,750
    12,300* Input/Output, Inc. ..........................        100,706
     6,500  KCS Energy, Inc. ............................         26,000
     5,000* Louis Dreyfus Natural Gas Corp. .............         64,688

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
30                                                 NOVEMBER 30, 1998 (UNAUDITED)
================================================================================


 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            OIL/GAS PRODUCERS - Continued
     2,300  Mitchell Energy & Development Corp.
             Class A ....................................     $   29,900
     8,300* Newfield Exploration Co. ....................        161,850
     6,700* Nuevo Energy Co. ............................         99,244
     8,100* Patterson Energy, Inc. ......................         37,969
     6,400* Plains Resources, Inc. ......................        113,600
     7,700  Pogo Producing Co. ..........................         89,512
     3,800* Rutherford-Moran Oil Corp. ..................          7,837
    11,400* Snyder Oil Corp. ............................        146,775
     3,400  St. Mary Land & Exploration .................         64,600
     4,100* Stone Energy Corp. ..........................        123,512
     5,610* Swift Energy Co. ............................         52,243
     4,000  The Houston Exploration Co. .................         70,000
     7,300* Titan Exploration, Inc. .....................         53,837
     9,700  Tom Brown, Inc. .............................         97,000
    10,800  Vintage Petroleum, Inc. .....................        111,375
                                                              ----------
                                                               2,767,640
                                                              ----------

            PAPER/FOREST PRODUCTS - 0.76%
     7,200* Buckeye Technologies Inc. ...................        140,400
     6,300  Caraustar Industries, Inc. ..................        167,344
    13,300  Longview Fibre Co. ..........................        150,456
    10,700  P. H. Glatfelter Co. ........................        137,763
     5,700  Potlatch Corp. ..............................        215,531
     5,700  Rayonier Inc. ...............................        242,250
     4,000  Schweitzer-Mauduit Inc. .....................         73,000
     3,500  Standard Register Co. .......................        103,031
    13,200  Unisource Worldwide, Inc. ...................        103,950
     2,300  Universal Forest Products ...................         45,712
    14,834  Wausau-Mosinee Paper Corp. ..................        250,324
                                                              ----------
                                                               1,629,761
                                                              ----------

            PHOTOGRAPHY - 0.13%
     2,520  CPI Corp. ...................................         53,865
     6,100  Photronics Inc. .............................        122,000
     5,400* Ultratech Stepper, Inc. .....................        100,575
                                                              ----------
                                                                 276,440
                                                              ----------

            POLLUTION CONTROL - 0.63%
     6,765* Allied Waste Industries, Inc. ...............        137,837
    61,800* Aqua Alliance Inc. ..........................        123,600
       546  Arcadis N.V .................................          4,368
     9,000  Calgon Carbon Corp. .........................         65,250
     6,150* Cuno, Inc. ..................................         91,866
     9,200  Dames & Moore, Inc. .........................        117,875

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            POLLUTION CONTROL - Continued
     6,500* Eastern Environmental Services, Inc. ........     $  141,375
     1,225  Mine Safety Appliances Co. ..................         79,625
       737* NCS Corp. ...................................            483
    18,900* Newpark Resources, Inc. .....................        139,388
    42,340* Safety Kleen ................................        145,543
     5,800* Superior Services, Inc. .....................        106,575
     9,750* Tetra Tech, Inc. ............................        204,750
                                                              ----------
                                                               1,358,535
                                                              ----------

            PUBLISHING - NEWS - 0.36%
     5,900  Hollinger International, Inc. ...............         76,331
     9,100  Lee Enterprises, Inc. .......................        254,800
     6,000  Media General, Inc. Class A .................        284,625
     7,400* Network Equipment Technologies ..............         82,325
     3,500* Petersen Companies, Inc. ....................         83,781
                                                              ----------
                                                                 781,862
                                                              ----------

            PUBLISHING/PRINTING - 1.50%
     7,000  American Business Products ..................        155,750
     7,750  Banta Corp. .................................        206,344
     2,200* Berlitz International, Inc. .................         65,313
     6,000* Big Flower Holdings, Inc. ...................        146,625
    12,400  Bowne & Co., Inc. ...........................        207,700
     2,800* Consolidated Graphics, Inc. .................        161,175
     8,100  Houghton Mifflin Co. ........................        339,187
     9,500  John H. Harland Co. .........................        144,875
     6,600  John Wiley & Sons, Inc. Class A .............        228,113
     5,900* Journal Register Co. ........................         95,506
     5,975  McClatchy Company Class A ...................        196,428
     4,700  Merrill Corp. ...............................         79,900
     4,700  New England Business Service ................        150,400
     3,400* Scholastic Corp. ............................        161,925
     2,800* Scientific Games Holdings ...................         53,200
     8,300* Valassis Communications, Inc. ...............        355,862
     8,900  Wallace Computer Services,  Inc .............        199,694
     9,100* World Color Press, Inc. .....................        270,725
                                                              ----------
                                                               3,218,722
                                                              ----------

            RAILROAD - 0.23%
     4,300  Florida East Coast Industries ...............        147,275
     4,600* Motivepower Industries, Inc. ................        140,012
    11,100* Wisconsin Central Transport .................        201,188
                                                              ----------
                                                                 488,475
                                                              ----------

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            REAL ESTATE - 0.68%
     2,300* Avatar Holdings, Inc. .......................     $   36,800
     5,900  Brandywine Realty Trust .....................        106,200
     7,900  Capital Automotive REIT .....................        105,663
     3,330* Castle & Cooke, Inc. ........................         52,031
     4,400* CB Richard Ellis Services ...................         78,100
     4,300  CCA Prison Realty Trust .....................        104,275
     6,475  Cousins Properties, Inc. ....................        199,916
     4,000  Forest City Enterprises, Inc. Class A .......         98,000
     7,200* Grubb & Ellis Co. ...........................         60,750
     5,200  Insignia Financial Group Inc. ...............         70,525
     3,200* LaSalle Partners, Inc. ......................         91,200
     7,100  LNR Property Corp. ..........................        138,450
     9,333  Republic Bancorp Inc. .......................        154,578
     2,700  SL Green Realty Corp. .......................         57,713
     2,300  Tejon Ranch Co. .............................         46,287
     3,000* Tower Realty Trust, Inc. ....................         56,437
                                                              ----------
                                                               1,456,925
                                                              ----------

            REAL ESTATE INVESTMENT TRUSTS - 6.64%
       500  Alexandria Real Estate Equities, Inc. .......         15,438
     5,700  American Health Properties
             Com-Core Group .............................        129,319
     6,600  Amli Residential Properties .................        143,138
     2,044  Apartment Investment &
             Management Co. Class A .....................         69,993
     3,400  Associated Estates Realty ...................         42,925
     3,200  Bedford Property Investors, Inc. ............         56,800
     9,200* Berkshire Reality Co., Inc. .................         87,400
     5,373  Bradley Real Estate, Inc. ...................        111,154
    10,030  BRE Properties, Inc. Class A ................        241,974
     3,500  Burnham Pacific Properties ..................         45,063
    14,741  Camden Property Trust .......................        378,659
    17,850* Capstead Mortgage Corp. .....................         59,128
     9,500  CBL & Associates Properties .................        238,688
     4,500  CenterPoint Properties Corp. ................        153,000
     5,400  Charles E. Smith Reality, Inc. ..............        159,638
     8,900  Chateau Communities, Inc. ...................        254,763
     3,900  Chelsea GCA Properties ......................        131,869
     8,400  Colonial Properties Trust ...................        227,325
     7,600  Commercial Net Lease Realty .................        108,300
     9,400  Cornerstone Reality Income ..................         99,288
     7,800  Criimi Mae, Inc. ............................         28,763
     6,100  Crown American Realty Trust .................         48,419
    14,600  Developers Diversified Realty ...............        281,963
    17,200* Dynex Capital, Inc. .........................         80,625

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
NOVEMBER 30, 1998 (UNAUDITED)                                                31
================================================================================


 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            REAL ESTATE INVESTMENT TRUSTS - Continued
     4,200  EastGroup Properties, Inc. ..................     $   77,963
    12,400  Equity Inns, Inc. ...........................        126,325
     3,800  Essex Property Trust, Inc. ..................        117,563
    10,300  Federal Reality Investment Trust ............        246,556
    16,881  Felcor Lodging Trust, Inc. ..................        401,979
     9,800  First Industrial Reality Trust ..............        237,037
     4,300  First Union Real Estate .....................         24,994
     9,600  Franchise Finance Corp. .....................        235,800
     8,800  Gables Residential Trust ....................        218,350
     9,200  General Growth Properties ...................        348,450
     9,400  Glenborough Reality Trust, Inc. .............        200,925
     6,100  Glimcher Reality Trust ......................        102,938
       500  Great Lakes REIT ............................          7,875
     9,600  Health Care Property Investors ..............        303,000
     8,400  Health Care REIT, Inc. ......................        190,050
     9,925  Healthcare Realty Trust, Inc. ...............        228,275
     6,800  Home Properties of NY, Inc. .................        167,450
     8,900  Hospitality Properties Trust ................        231,400
     5,800  Imperial Credit Commercial
              Mortgage Investment Corp. .................         57,275
     4,600  Innkeepers USA Trust ........................         50,888
     9,500  IRT Property Co. ............................         95,000
     4,800  Irvine Apartment Communities ................        128,700
    12,300  JDN Reality Corp. ...........................        254,456
     3,300  JP Reality, Inc. ............................         73,631
     4,400  Kilroy Reality Corp. ........................         98,450
     1,692  Kimco Reality Corp. Class D .................         43,464
     6,900  Koger Equity, Inc. ..........................        109,538
     5,800* LTC Properties, Inc. ........................         97,150
     4,700  Macerich Co. ................................        125,137
     8,200  Manufactured Home Communities ...............        200,900
     7,900  Meridian Industry. Trust, Inc. ..............        190,587
       505* Merry Land Properties Inc. ..................          2,083
     3,200  MGI Properties ..............................         89,000
     4,900  Mid-Amer Apartment Communities ..............        119,437
     8,200  Mills Corp. .................................        175,788
     4,300  National Golf Properties, Inc. ..............        124,163
     5,600  National Health Investors, Inc. .............        148,400
    10,800  Nationwide Health Properties ................        241,650
    19,600  New Plan Excel Realty Trust .................        428,750
     6,300  Ocwen Asset Investment Corp. ................         34,650
     4,786  Omega Healthcare Investors ..................        145,375
     8,100  Pacific Gulf Properties, Inc. ...............        155,925
     1,100  Parkway Properties, Inc. ....................         33,206
     4,500  Pennsylvania Real Estate Inv ................         90,000

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            REAL ESTATE INVESTMENT TRUSTS - Continued
    10,300  Prentiss Properties Trust ...................     $   224,025
    16,322  Prime Retail, Inc. ..........................         172,401
     1,900  PS Business Parks, Inc. .....................          44,175
     6,500  Realty Income Corp. .........................         164,125
    10,200  Reckson Associates Realty Corp. .............         235,237
     5,800* Redwood Trust, Inc. .........................          83,737
     5,300  Regency Realty Corp. ........................         123,556
     9,000  RFS Hotel Investors, Inc. ...................         128,813
     8,500* Security Capital Group ......................         125,375
     7,300  Shurgard Storage Centers, Inc.
             Class A ....................................         192,081
     3,100  Sovran Self Storage, Inc. ...................          79,050
     5,800  Storage Trust Realty ........................         130,137
     7,100  Storage USA, Inc. ...........................         225,425
     5,600  Summit Properties, Inc. .....................          98,000
     7,000  Sun Communities, Inc. .......................         227,937
     8,100  Sunstone Hotel Investors, Inc. ..............          86,063
     7,700  Taubman Centers, Inc. .......................         106,837
     5,600  Thornburg Mortgage Asset Corp. ..............          49,000
     9,900  Town & Country Trust ........................         149,737
     6,200* Trammell Crow Co. ...........................         148,800
     5,300  TriNet Corporate Realty Trust ...............         142,106
    20,600  United Dominion Realty Trust ................         222,737
     6,100  Urban Shopping Centers, Inc. ................         200,537
     5,400  Walden Residential Properties ...............         111,375
     8,600  Washington Real Estate Inv ..................         150,500
     7,200  Weeks Corp. .................................         206,100
     5,100  Weingarten Realty Investors .................         231,731
     7,200* Wellsford Real Properties, Inc. .............          65,700
     4,400  Western Investment Real Estate ..............          51,425
     4,100  Westfield America Inc. ......................          71,750
                                                              -----------
                                                               14,222,637
                                                              -----------

            RESTAURANTS - 1.12%
     6,900* Advantica Restaurant Corp. ..................          44,419
     7,750  Applebees International, Inc. ...............         159,359
    10,662  Avado Brands Inc. ...........................          81,964
    10,700  Bob Evans Farms, Inc. .......................         258,806
    11,780* Buffets, Inc. ...............................         138,415
     4,200* Consolidated Products, Inc. .................          86,888
     9,900* Foodmaker, Inc. .............................         191,813
     7,100* Landrys Seafood Restaurants .................          57,688
     7,900* Lone Star Steakhouse & Saloon ...............          60,238
    10,000  Luby's Cafeterias, Inc. .....................         158,750
     2,900* NPC International, Inc. .....................          32,988

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            RESTAURANTS - Continued
     5,225* Papa Johns International, Inc. ..............     $   219,123
     2,500* PJ America, Inc. ............................          48,906
     8,500* Rainforest Cafe, Inc. .......................          58,968
     7,500  Ruby Tuesday, Inc. ..........................         139,687
    15,600* Ryan's Family Steak Houses ..................         177,450
     3,500* Sbarro, Inc. ................................          91,000
     7,125* Sonic Corp. .................................         139,828
     8,900  TCBY Enterprises Inc. .......................          68,975
     4,200  The Cheesecake Factory ......................         109,200
     5,000* Triarc Companies Inc. Class A ...............          80,625
                                                              -----------
                                                                2,405,090
                                                              -----------

            SAVINGS & LOAN - 1.13%
     4,820  ALBANK Financial Corp. ......................         326,555
     6,000  Bay View Capital Corp. ......................         126,750
     5,200* Coast Federal Litigation-CVF ................          47,450
     5,200  Dime Community Bancshares ...................         140,400
     5,155  Downey Financial Corp. ......................         134,030
     3,500  First Financial Holdings, Inc. ..............          66,500
     4,000  First Indiana Corp. .........................          76,500
     8,113  First Source Bancorp Inc. ...................          64,904
     9,000  FirstFed Financial Corp. ....................         159,750
     2,900  JSB Financial, Inc. .........................         152,975
     8,900* Local Financial Corp. .......................          75,650
     5,898  MAF Bancorp, Inc. ...........................         151,136
     7,625  Provident Bankshares Corp. ..................         204,922
     5,622* Queens County Bancorp, Inc. .................         168,660
     2,500  Reliance Bancorp, Inc. ......................          72,813
    10,000  Staten Island Bancorp, Inc. .................         208,125
     6,600  TR Financial Corp. ..........................         246,675
     2,400* Wilshire Financial Services Group ...........           2,325
                                                              -----------
                                                                2,426,120
                                                              -----------

            SECURITIES RELATED - 0.67%
     4,100  Dain Rauscher Corp. .........................         152,725
     9,000* E*Trade Group, Inc. .........................         243,563
     6,200  Enhanced Financial Services .................         182,125
     5,500* Hambrecht & Quist Group .....................         133,375
     2,300* Investment Technology Group .................         120,175
     1,699  Investors Financial Services ................          95,568
     4,800  Jefferies Group, Inc. .......................         222,600
     9,150  Morgan Keegan, Inc. .........................         183,000
     5,700* Pioneer Group, Inc. .........................         104,025
                                                              -----------
                                                                1,437,156
                                                              -----------

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
32                                                 NOVEMBER 30, 1998 (UNAUDITED)
================================================================================



 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            SEMICONDUCTOR EQUIPMENT - 0.67%
     3,000* ATMI Inc. ...................................     $   57,375
     8,100* LAM Research Corp. ..........................        144,788
    12,000* Microchip Technology, Inc. ..................        417,750
     9,800* Novellus Systems, Inc. ......................        486,325
     3,200* QLogic Corp. ................................        328,400
                                                              ----------
                                                               1,434,638
                                                              ----------

            SEMICONDUCTORS - 1.39%
     5,300* Actel Corp. .................................         89,769
     4,500* Applied Micro Circuits Corp. ................        150,750
     8,500* Burr Brown Corp. ............................        200,813
    14,599* Cirrus Logic, Inc. ..........................        179,750
     3,100  Cohu, Inc. ..................................         70,525
     7,150* Credence Systems Corp. ......................        140,318
     9,000* Cymer Inc. ..................................        135,000
    21,200* Cypress Semiconductor Corp. .................        215,975
    10,800* DSP Communications, Inc. ....................        161,325
     6,000  Dallas Semiconductor Corp. ..................        226,500
     7,800* Electroglas, Inc. ...........................        113,100
     5,700* Etec Systems, Inc. ..........................        187,388
     6,200* FSI International, Inc. .....................         48,437
     2,900* Fusion Systems Corp. ........................              0
    17,600* International Rectifier Corp. ...............        165,000
    10,000* Level One Communications, Inc. ..............        309,375
     5,900* MRV Communications, Inc. ....................         38,719
     4,950* SDL, Inc. ...................................        110,447
     7,200* Silicon Valley Group Inc. ...................         88,650
     2,700* Siliconix, Inc. .............................         51,975
     1,900* Speedfam International, Inc. ................         28,856
     9,500* Unitrode Corp. ..............................        160,906
     9,200* VLSI Technology, Inc. .......................        105,225
                                                              ----------
                                                               2,978,803
                                                              ----------

            TELECOMMUNICATIONS - 3.33%
     5,400  ABM Industries, Inc. ........................        179,888
     6,400* Adtran, Inc. ................................        157,200
     4,600* Aerial Communications, Inc. .................         18,256
    22,570* American Tower Corp. - Class A ..............        521,931
    14,500* Aspect Telecommunications Co. ...............        274,594
    12,800* CellNet Data Systems, Inc. ..................         75,200
     8,400* CellStar Corp. ..............................         54,075
     3,200* Cellular Communication
             of Puerto Rico .............................         47,600
     4,650* Cellular Communications
             International ..............................        290,044

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            TELECOMMUNICATIONS - Continued
     4,800* Centennial Cellular Corp. Class A ...........     $  192,000
     2,400* CKS Group, Inc. .............................         80,400
     8,500* CommNet Cellular, Inc. ......................         89,250
     3,200* CoreComm Inc. ...............................         47,600
     2,800* Diamond Tech Partners, Inc. .................         39,200
     2,200* Dycom Industries, Inc. ......................         86,488
    10,400* E. Spire Communication, Inc. ................         83,850
     2,200* EchoStar Communications Corp.
             Class A ....................................         85,388
     3,100* Excel Switching Corp. .......................         80,988
    17,000* General Communication, Inc. .................         69,063
     8,900* General Magic Inc. ..........................         47,281
     7,000* Geotel Communications Corp. .................        192,500
    15,700* Glenayre Technologies, Inc. .................         97,144
    10,500* ICG Communications, Inc. ....................        241,500
     7,400  Inter-Tel, Inc. .............................        177,600
    11,700* ITC Deltacom, Inc. ..........................        183,544
     3,100* Itron, Inc. .................................         20,731
     5,800* IXC Communications, Inc. ....................        158,775
     4,750* MasTec, Inc. ................................        110,437
     4,000* MGC Communications, Inc. ....................         22,750
     2,794* Millicom International Cellular S.A .........         93,250
     6,200* MMC Networks, Inc. ..........................         80,988
     4,600* Natural Microsystems Corp. ..................         50,887
     2,000  North Pittsburgh Systems ....................         28,000
     9,766* NTL Inc. ....................................        543,844
     9,300* Omnipoint Corp. .............................         82,537
     2,100* Pacific Gateway Exchange, Inc. ..............         93,975
    12,800* PageMart Wireless, Inc. Class A .............         76,800
    15,900* Pairgain Technologies Inc. ..................        160,987
     4,400* Plantronics, Inc. ...........................        289,300
     6,000* Powertel Inc. ...............................         81,000
     3,000* Powerwave Technologies Inc. .................         42,750
     5,500* Premier Technologies, Inc. ..................         27,156
     6,700* Premisys Communications Inc. ................         99,662
     7,600* RCN Corp. ...................................        129,200
    14,200* Skytel Communications Inc. ..................        296,425
     1,300  Superior Telecom Inc. .......................         56,550
     8,600* Tekelec .....................................        133,300
     5,500* Telegroup, Inc. .............................         12,375
     8,600* Tel-Save.Com Inc. ...........................        102,662
     4,100* Transaction Network Services ................         98,913
     2,000* US LEC Corp. ................................         22,750
     9,900* USN Communications, Inc. ....................          4,331
     8,200* Vanguard Cellular Systems Class A ...........        188,600

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            TELECOMMUNICATIONS - Continued
    19,500* Western Wireless Corp Class A ...............     $  353,437
     9,600* WinStar Communications, Inc. ................        267,600
                                                              ----------
                                                               7,142,556
                                                              ----------

            TEXTILE - PRODUCTS - 0.55%
    14,200  Burlington Industries, Inc. .................        148,213
     6,100* Cone Mills Corp. ............................         27,831
     5,700* Dan River Inc - Class A .....................         46,313
     4,850  G & K Services, Inc. Class A ................        244,925
     7,650  Guilford Mills, Inc. ........................        110,447
     6,600* Lydall, Inc. ................................         83,737
    10,400  Russell Corp. ...............................        247,650
     4,700  Springs Industries, Inc. Class A ............        183,006
     7,800  Wellman, Inc. ...............................         94,575
                                                              ----------
                                                               1,186,697
                                                              ----------

            TOBACCO - 0.21%
     2,800* Cons Cigar Holdings Inc. ....................         31,850
    12,100  DIMON, Inc. .................................         99,068
     6,001  General Cigar Holdings, Inc. ................         58,885
     7,300  Universal Corp. .............................        256,869
                                                              ----------
                                                                 446,672
                                                              ----------

            TRUCKERS - 0.81%
     7,500* American Freightways Corp. ..................         67,500
     5,150  Arnold Industries, Inc. .....................         73,388
     7,800* Consolidated Freightways Corp. ..............         97,988
     4,532* Heartland Express, Inc. .....................         77,611
       750* Knight Transportation, Inc. .................         14,625
     3,200* Landstar System, Inc. .......................        131,200
     2,300* M.S. Carriers, Inc. .........................         56,350
     4,200  Roadway Express, Inc. .......................         62,475
    17,862  Rollins Truck Leasing Corp. .................        214,344
     6,900* Swift Transportation Co., Inc. ..............        151,368
     6,700  USFreightways Corp. .........................        180,063
     5,875  Varlen Corp. ................................        154,953
    10,587  Werner Enterprises, Inc. ....................        174,024
     3,900  Xtra Corp. ..................................        185,493
     6,500* Yellow Corp. ................................        104,812
                                                              ----------
                                                               1,746,194
                                                              ----------

            UTILITIES - COMMUNICATION - 0.30%
     9,200  Aliant Communications, Inc. .................        262,200
     3,300  CFW Communications Co. ......................         68,888

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
NOVEMBER 30, 1998 (UNAUDITED)                                                33
================================================================================

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            UTILITIES - COMMUNICATION - Continued
     3,966* Commonwealth Telephone
             Enterprises, Inc. ..........................     $    107,578
     5,178  PXRE Corp. ..................................          114,886
     6,200  The Alpine Group, Inc. ......................           97,650
                                                              ------------
                                                                   651,202
                                                              ------------

            UTILITIES - ELECTRIC - 2.13%
     5,400  Black Hills Corp. ...........................          133,313
     5,700  Cleco Corp. .................................          194,869
     3,400  CILCORP, Inc. ...............................          205,700
     4,600  Commonwealth Energy System Co. ..............          177,100
     6,000  Eastern Utilities Associates ................          148,125
    15,100* El Paso Electric Co. ........................          139,675
     4,400  Empire District Electric Co. ................           96,250
    10,500  Hawaiian Electric Industries ................          408,844
     7,500  Idacorp Inc. ................................          261,563
     7,467  Indiana Energy, Inc. ........................          168,933
     7,425  Madison Gas & Electric Co. ..................          171,703
    11,000  Minnesota Power Inc. ........................          459,938
    11,600  Nevada Power Co. ............................          274,775
     7,800  Northwestern Corp. ..........................          184,275
     2,875  Otter Tail Power Co. ........................          114,281
    10,700  Public Service Co. of New Mexico ............          207,981
    10,100  Rochester Gas & Electric Corp. ..............          310,575
     5,950  SIG Corp, Inc. ..............................          200,813
     2,800  TNP Enterprises, Inc. .......................          106,400
     8,020* Unisource Energy Corp. ......................          119,798
     3,700  United Illuminating Co. .....................          185,693
    11,200  Washington Gas Light Co. ....................          285,600
                                                              ------------
                                                                 4,556,204
                                                              ------------

            UTILITIES - GAS, DISTRIBUTION - 0.63%
    14,700  AGL Resources, Inc. .........................          316,969
     2,200  Colonial Gas Co. ............................           76,175
     2,400  Connecticut Energy Corp. ....................           67,050
     8,600  Energen Corp. ...............................          154,800
     6,300  Northwest Natural Gas Co. ...................          178,763
     1,200* NUI Corp. ...................................           29,175
     7,500  Piedmont Natural Gas Co., Inc. ..............          262,500
     5,300  Public Service Co. of NC ....................          128,856
     7,500  Southwestern Energy Co. .....................           56,250
     2,650  Yankee Energy Systems, Inc. .................           77,181
                                                              ------------
                                                                 1,347,719
                                                              ------------

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            UTILITIES - GAS, PIPELINE - 0.33%
     2,600  North Carolina Natural Gas ..................     $     83,850
     9,900  ONEOK Inc. ..................................          344,644
     7,300  Peoples Energy Corp. ........................          275,119
                                                              ------------
                                                                   703,613
                                                              ------------

            UTILITIES - MISCELLANEOUS - 0.68%
     4,400  Central Hudson Gas & Electric ...............          177,925
     3,800* Group Maintenance America Corp. .............           50,825
    12,075  MDU Resources Group, Inc. ...................          305,648
     3,500  Orange and Rockland Utilities ...............          196,875
     7,700  Sierra Pacific Resources ....................          277,200
     8,300  WPS Resources Corp. .........................          280,125
    11,000* Walter Industries, Inc. .....................          157,438
                                                              ------------
                                                                 1,446,036
                                                              ------------

            WATER SERVICES - 0.27%
     3,000  Aquarion Co. ................................          112,688
     2,900  California Water Service Group ..............           75,581
     2,000  E'Town Corp. ................................           84,250
     6,300  Philadelphia Suburban Corp. .................          159,469
     6,900  United Water Resources ......................          143,175
                                                              ------------
                                                                   575,163
                                                              ------------

            TOTAL COMMON STOCKS
            (Cost $202,714,796) .........................      209,235,294
                                                              ------------

            PREFERRED STOCKS - 0.04%
     5,900  Price Enterprises Inc. ......................           79,650
       778  Prime-Retail, Inc. ..........................           13,858
                                                              ------------
                                                                    93,508
                                                              ------------

            TOTAL PREFERRED STOCKS
            (Cost $91,185) ..............................           93,508
                                                              ------------



  PAR                                                           MARKET
 VALUE                                                          VALUE
---------                                                     ----------
             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 2.15%

             SECURITIES RELATED - 1.34%
$2,872,000   Merrill Lynch & Co., Inc.,
              5.00% due 12/01/1998                               2,872,000
                                                              ------------


  PAR                                                           MARKET
 VALUE                                                          VALUE
---------                                                     ----------
            UTILITIES - ELECTRIC - 0.81%
$1,729,000  Conagra,
             5.52% due 12/02/1998 .....................     $   1,728,735
                                                            -------------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $4,600,735) .........................         4,600,735
                                                            -------------

            UNITED STATES GOVERNMENT
            SHORT TERM - 0.20%

            U. S. TREASURY BILLS - 0.20%
            United States Treasury Bills:
   275,000   4.00% due 12/24/1998 .....................           274,080
   150,000   3.75% due 12/10/1998 .....................           149,859
                                                            -------------
                                                                  423,939
                                                            -------------

            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM
            (Cost $423,939) ...........................           423,939
                                                            -------------

            TOTAL INVESTMENTS
            (Cost $207,830,655) - 100.11%  ............       214,353,476
            Other assets less liabilities,
             net - (0.11)% ............................          (250,171)
                                                            -------------

            NET ASSETS (equivalent
             to $15.67 per share on
             13,660,212 shares
             outstanding) - 100% ......................     $ 214,103,305
                                                            =============

          * Non-income producing

================================================================================
                 SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS
34                                                NOVEMBER 30, 1998 (UNAUDITED)
================================================================================

                                                             UNREALIZED
CONTRACTS                                                   APPRECIATION
---------                                                  -------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 11/30/98)
   22 (2)   Russell 2000 Index Futures
             (December/$400.80)..........................  $       1,562
                                                           =============

            (1)U.S.Treasury Bills with a market value of
               approximately $275,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

            (2)Per 500


NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  13,660,212 shares outstanding..........................  $    136,602
Additional paid in capital...............................   172,805,715
Accumulated net realized gain on securities..............    34,597,991
Undistributed net investment income......................        38,614
Unrealized appreciation of:
  Investments...........................  $ 6,522,821
  Futures ..............................        1,562         6,524,383
                                          -----------      ------------
NET ASSETS APPLICABLE TO SHARES
 OUTSTANDING.............................................  $214,103,305
                                                           ============




SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
             SMALL CAP INDEX FUND - FINANCIAL STATEMENTS (Unaudited)
                                                                              35
================================================================================


STATEMENT OF OPERATIONS
For the six months ended November 30, 1998

INVESTMENT INCOME:
Dividends ...........................................................................     $  1,611,718
Interest ............................................................................          210,818
                                                                                          ------------
  Total investment income ...........................................................        1,822,536
                                                                                          ------------

EXPENSES:
Advisory fees .......................................................................          377,238
Custodian and accounting services ...................................................           25,809
Reports to shareholders .............................................................           19,085
Audit fees and tax services .........................................................            3,635
Directors' fees and expenses ........................................................            3,314
Miscellaneous .......................................................................           11,044
                                                                                          ------------
  Total expenses ....................................................................          440,125
                                                                                          ------------
NET INVESTMENT INCOME ...............................................................        1,382,411
                                                                                          ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
  Investments ......................................................  $ 16,829,951
  Futures contracts ................................................      (928,766)         15,901,185
                                                                      ------------
Net unrealized appreciation (depreciation) during the period:
  Investments ......................................................   (47,404,096)
  Futures contracts ................................................       312,787         (47,091,309)
                                                                      ------------        ------------
   Net realized and unrealized loss on securities during the period .................      (31,190,124)
                                                                                          ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     $(29,807,713)
                                                                                          ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                             For the             For the
                                                                        six months ended     fiscal year ended
                                                                        November 30, 1998       May 31, 1998
                                                                        -----------------    -----------------
OPERATIONS:
Net investment income ..............................................     $     1,382,411      $     2,380,770
Net realized gain on securities ....................................          15,901,185           19,072,915
Net unrealized appreciation (depreciation) of securities
  during the period ................................................         (47,091,309)          19,625,858
                                                                         ---------------      ---------------
  Increase (decrease) in net assets resulting from operations ......         (29,807,713)          41,079,543
                                                                         ---------------      ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................................          (1,375,696)          (2,367,516)
Net realized gain on securities ....................................                  --          (17,477,319)
                                                                         ---------------      ---------------
  Decrease in net assets resulting from distributions
   to shareholders .................................................          (1,375,696)         (19,844,835)
                                                                         ---------------      ---------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ...................................          19,427,789           39,604,509
Proceeds from capital stock issued for distributions reinvested ....           1,375,696           19,844,835
                                                                         ---------------      ---------------
                                                                              20,803,485           59,449,344
Cost of capital stock repurchased ..................................         (22,699,329)         (25,960,237)
                                                                         ---------------      ---------------
  Increase (decrease) in net assets resulting from capital
   stock transactions ..............................................          (1,895,844)          33,489,107
                                                                         ---------------      ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................         (33,079,253)          54,723,815

NET ASSETS:
Beginning of period ................................................         247,182,538          192,458,743
                                                                         ---------------      ---------------
End of period (including undistributed net investment income
  of $38,614 and $31,899) ..........................................     $   214,103,305      $   247,182,558
                                                                         ===============      ===============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .......................................           1,249,840            2,173,506
Shares issued for distributions reinvested .........................              88,275            1,157,942
Shares of capital stock repurchased ................................          (1,454,820)          (1,447,855)
                                                                         ---------------      ---------------
  Increase (decrease) in shares outstanding ........................            (116,705)           1,883,593
Shares outstanding:
  Beginning of period ..............................................          13,776,917           11,893,324
                                                                         ---------------      ---------------
  End of period ....................................................          13,660,212           13,776,917
                                                                         ===============      ===============




SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
              INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS
36                                                November 30, 1998 (Unaudited)
================================================================================

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            COMMON STOCKS - 99.56%

            AIRLINES - 0.62%
     4,100  British Airways PLC - ADR ...................     $   285,462
    40,000* Japan Air Lines Co. Ltd. ....................         101,299
    10,000  Lufthansa AG ................................         218,692
    60,000  Malay Airline System BHD ....................          39,158
    35,000  Singapore Airlines ..........................         244,013
                                                              -----------
                                                                  888,624
                                                              -----------

            APPAREL & PRODUCTS - 0.17%
    20,000  Onward Kashiyama Co., Ltd. ..................         247,565
                                                              -----------

            APPLIANCES/FURNISHINGS - 1.42%
     4,200  Matsushita Electric Industrial Co.
             Ltd. - ADR .................................         684,338
    10,000  Philips Electronics NV ......................         632,663
    33,000  Sanyo Electric Co. Ltd. .....................          93,214
     3,400  Sanyo Electric Co. Ltd. - ADR ...............          49,300
     7,970  Sony Corp - ADR .............................         582,806
                                                              -----------
                                                                2,042,321
                                                              -----------

            AUTO - CARS - 3.89%
    16,582  Daimler Chrysler AG Stuttgart ...............       1,520,362
    50,000  Fiat S.P.A ..................................         153,297
    16,500  Fiat S.P.A. - ADR ...........................         252,656
    10,000  Honda Motor Co., Ltd. - ADR .................         725,000
       500  Peugeot Citroen SA ..........................          79,097
    78,000  Toyota Motor Corp. ..........................       1,975,325
     5,000  Volkswagen AG ...............................         406,732
    20,000  Volvo AB ....................................         464,487
                                                              -----------
                                                                5,576,956
                                                              -----------

            AUTO - ORIGINAL EQUIPMENT - 0.05%
    25,000  Calsonic Corp. ..............................          67,979
                                                              -----------

            AUTO - REPLACEMENT PARTS - 0.97%
    26,000  Bridgestone Corp. ...........................         607,792
     5,550  Denso Corp. .................................         429,840
     8,191  Michelin (CGDE) Class B .....................         353,458
                                                              -----------
                                                                1,391,090
                                                              -----------

            BANKS - OTHER - 13.27%
    60,000  AMMB Holdings BHD ...........................          61,263
    50,000  Asahi Bank Ltd. .............................         190,747
     3,190  Asahi Bank Ltd. - ADR .......................         121,973
   106,000  Bank of Tokyo - Mitsubishi ..................       1,152,922

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            BANKS - OTHER - Continued
    68,000  Bank of Yokohama Ltd. .......................     $   143,507
     2,296  Bank of Yokohama Ltd. - ADR .................          48,565
    38,893  Barclays PLC ................................         882,083
    50,000  Bco Bilbao Vizcaya ..........................         789,747
    11,977  Bco Comm Portugues ..........................         364,821
     4,000* Bco Espir Santo .............................         123,979
    51,142  Bco Santander SA ............................       1,045,160
    40,000  Chiba Bank Ltd. .............................         150,649
   108,000  Commerce Asset Holding ......................          77,589
    11,250  Commerce Asset Holding
             (Warrants) .................................           1,688
   250,000  DCB Holdings BHD ............................         135,526
    50,000  DCB Holdings BHD (Warrants) .................           8,947
     6,300  Den Danske Bank AF 1871 - ADR ...............         813,469
    24,500  Deutsche Bank AG - ADR ......................       1,589,592
    13,000  Development Bank of Singapore Ltd. ..........          98,515
    14,987  Development Bank of Singapore Ltd.
             - ADR ......................................         454,984
    17,000  Dresdner Bank AG - ADR ......................         787,270
    10,000  Foreningssparbk .............................         280,167
    25,000  Hang Seng Bank ..............................         220,360
     2,180  HSBC Holdings PLC - ADR .....................         558,866
    15,000  Industrial Bank of Japan Ltd. ...............          80,966
    48,000  Joyo Bank ...................................         175,325
   134,101  Lloyds TSB Group PLC ........................       1,863,549
    60,000  Malayan Bk BHD ..............................          94,737
    35,000* Merita Oyj ..................................         203,548
    32,154  National Australia Bank Ltd. ................         481,258
     9,319  National Australia Bank Ltd. - ADR ..........         695,430
    10,746  National Westminster Bank PLC ...............         196,036
     2,500* Paribas .....................................         222,791
    20,743  Royal Bank Scot Group .......................         312,379
    98,000  Sakura Bank Ltd. ............................         249,773
    25,000* Sao Paolo Imi SPA ...........................         410,031
    30,000  Shizuoka Bank ...............................         325,081
    74,000  Sumitomo Bank ...............................         822,289
    26,000  Tokai Bank ..................................         131,477
     2,225  Tokai Bank - ADR ............................         225,541
     6,653  Ubs AG ......................................       2,001,189
    13,300  Westpac Banking Corp. Ltd. - ADR ............         444,719
                                                              -----------
                                                               19,038,508
                                                              -----------

            BANKS - REGIONAL - 0.49%
    21,161* Istituto Bancario San Paolo .................         698,313
                                                              -----------

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            BEVERAGE - BREWERS/
            DISTRIBUTORS - 1.39%
    34,642  Bass ........................................     $   477,692
    60,500  Diageo ......................................         677,585
    16,000  Kirin Brewery Co., Ltd. .....................         165,974
    12,000  LVMH ( Moet Hennessy Louis
             Vuitton) - ADR .............................         468,000
    45,000  Sapporo Breweries ...........................         199,067
                                                              -----------
                                                                1,988,318
                                                              -----------

            BROADCASTING - 0.32%
       764  Canal Plus ..................................         175,516
    40,000  Mediaset ....................................         282,185
                                                              -----------
                                                                  457,701
                                                              -----------

            BUILDING MATERIALS - 1.90%
    20,000  Asahi Glass Co. Ltd. ........................         116,234
     1,223  Cie De St Gobain ............................         180,574
    31,216  CRH PLC .....................................         473,253
     2,505  Fletcher Challenge Building Division ........          31,469
     2,700  Glaverbel SA ................................         348,004
       525  Holderbank Finance Glarus ...................         607,606
    40,000  Inax Corp. ..................................         219,480
     4,459  Lafarge SA ..................................         420,098
    23,797  Rexam .......................................          77,719
    15,000  Tostem Corp. ................................         249,594
                                                              -----------
                                                                2,724,031
                                                              -----------

            CHEMICAL - MAJOR - 1.24%
    25,000  BASF AG .....................................         946,093
    10,000  Bayer AG ....................................         410,269
    10,000  Bayer AG - ADR ..............................         428,205
                                                              -----------
                                                                1,784,567
                                                              -----------

            CHEMICAL - MISCELLANEOUS - 1.68%
    15,303  Air Liquide - ADR ...........................         521,864
    10,200  Akzo Nobel N V- ADR .........................         416,925
    23,420  BOC Group PLC ...............................         340,138
     7,500  Degussa AG ..................................         373,574
     6,000  Imperial Chemical Industries PLC
             - ADR ......................................         227,250
    13,100  Shin Etsu Chemical Co. ......................         292,411
    50,000  Toray Industries Inc. .......................         237,419
                                                              -----------
                                                                2,409,581
                                                              -----------

================================================================================
         INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED
November 30, 1998 (Unaudited)                                                37
================================================================================

 NUMBER                                                          MARKET
OF SHARES                                                        VALUE
---------                                                      ----------
            CONGLOMERATES - 1.17%
     6,890  Broken Hill Proprietary Co. Ltd. ............
             - ADR ......................................      $  108,518
    34,942  BTR .........................................          71,468
    15,408  BTR PLC .....................................         126,145
    30,000  Hutchison Whampoa ...........................         214,064
     3,300  Itochu Corp. - ADR ..........................          63,090
    71,250  Keppel Corp. Ltd. ...........................         187,466
    26,875  Keppel Corp. Ltd. - ADR .....................         141,639
     8,157  Lagardere Groupe ............................         331,918
    22,000  Mitsubishi Corp. ............................         141,071
    50,000  Mitsui & Co. ................................         285,308
     6,400* Wharf Hldgs (Warrants) ......................             752
                                                               ----------
                                                                1,671,439
                                                               ----------

            CONSUMER FINANCE - 0.05%
    37,000  Nippon Shinpan Co. ..........................          67,573
                                                               ----------

            COSMETICS/TOILETRIES - 1.28%
     1,100  Loreal Co. ..................................         684,648
     7,900  Loreal Co. - ADR ............................         986,523
    14,490  Shiseido Ltd. - ADR .........................         165,153
                                                               ----------
                                                                1,836,324
                                                               ----------

            DRUGS - 8.73%
    26,666  Astra AB ....................................         488,232
    44,900  Glaxo Wellcome PLC - ADR ....................       2,851,150
     7,700  Kissei Pharmaceutical Co. ...................         113,875
     1,400  Novartis AG .................................       2,626,943
     5,000  Ono Pharmaceutical ..........................         138,799
     3,500  Rhone Poulenc SA ............................         174,409
       200  Roche Holdings AG ...........................       2,349,065
    10,000  Sankyo Co. Ltd. .............................         227,273
   149,642  Smithkline Beecham ..........................       1,836,392
    25,000  Takeda Chemical Industries Ltd. .............         842,127
    20,900  Zeneca Group PLC - ADR ......................         879,106
                                                              -----------
                                                               12,527,371
                                                              -----------

            ELECTRICAL EQUIPMENT - 1.59%
     1,000  Barco .......................................         267,783
    15,000  Fanuc .......................................         474,838
    84,000  General Electric PLC ........................         686,534
    10,400  General Electric PLC - ADR ..................          85,274
    10,000  Murata Manufacturing Co. ....................         391,234

 NUMBER                                                          MARKET
OF SHARES                                                        VALUE
---------                                                     -----------
            ELECTRICAL EQUIPMENT - Continued
     3,400  Sumitomo Electric Industries Ltd.
             - ADR ......................................     $   370,647
                                                              -----------
                                                                2,276,310
                                                              -----------

            ELECTRONIC INSTRUMENTS - 1.92%
    50,000  Hitachi Ltd. ................................         300,730
     5,050  Hitachi Ltd. - ADR ..........................         297,950
     6,000  Kyocera Corp. ...............................         282,955
    50,000  Racal Electronics PLC .......................         260,613
     7,110  Schneider SA ................................         436,783
     8,000  Siemens AG ..................................         556,456
     7,000  Siemens AG - ADR ............................         497,226
    25,000  Yokogawa Electric ...........................         124,188
                                                              -----------
                                                                2,756,901
                                                              -----------

            FINANCE COMPANIES - 3.35%
    30,000  Abbey National ..............................         608,647
    44,427  ABN Amro Holdings NV ........................         915,222
    38,879  Allied Zurich ...............................         554,715
     9,907  Allied Zurich Plc ...........................         285,842
       126  Credit Local de France ......................          18,892
     8,286  Fortis Amev NV ..............................         608,707
    20,578  ING Groep NV ................................       1,178,160
     3,984  Societe Generale ............................         627,446
                                                              -----------
                                                                4,797,631
                                                              -----------

            FOODS - 3.19%
    25,000  Ajinomoto Inc. ..............................         226,867
    22,222  Cadbury Schweppes PLC .......................         333,552
     3,929  Cadbury Schweppes PLC - ADR .................         237,213
    10,000  Daiei, Inc. .................................          26,705
    11,500  Daiei, Inc. - ADR ...........................          58,937
   100,000  Golden Hope Plantations .....................          82,105
     1,000  Groupe Danone ...............................         291,781
    30,000  Nestle SA - ADR .............................       3,126,144
    30,750  Tate & Lyle PLC .............................         193,753
                                                               ----------
                                                                4,577,057
                                                               ----------

            FOOTWEAR - 0.11%
     1,500  Adidas AG ...................................         163,577
                                                               ----------

            FREIGHT - 0.68%
    98,000  Mitsui Osk Lines Ltd. .......................         158,296
    40,000  Nippon Yusen Kabushiki Kaish ................         121,753
     8,570  Nippon Yusen Kabushiki Kaish - ADR ..........         261,450

 NUMBER                                                          MARKET
OF SHARES                                                        VALUE
---------                                                      ----------
            FREIGHT - Continued
    35,178  P & O Steam Navigation ......................      $  426,479
                                                               ----------
                                                                  967,978
                                                               ----------

            HOME BUILDERS - 0.32%
       214  Sekisui Homes Ltd. - ADR ....................          20,857
    20,000  Sekisui House, Ltd. .........................         194,480
     9,000  Skanska AB ..................................         249,939
                                                               ----------
                                                                  465,276
                                                               ----------

            HOUSEHOLD PRODUCTS - 0.95%
     7,000  Katokichi Co. ...............................         100,682
    16,400  Unilever N V- ADR ...........................       1,267,925
                                                               ----------
                                                                1,368,607
                                                               ----------

            INFORMATION PROCESSING - 1.16%
     1,200* Cap Gemini ..................................         175,490
    14,000  Fujitsu Ltd. ................................         161,591
     7,200  Fujitsu Ltd. - ADR ..........................         416,466
     2,000  SAP AG ......................................         905,420
                                                               ----------
                                                                1,658,967
                                                               ----------

            INSURANCE -  CASUALTY - 0.31%
    25,000  Mitsui Marine & Fire ........................         126,015
    50,000  Nippon Fire & Marine Insurance ..............         171,266
    25,000  Sumitomo Marine & Fire ......................         149,148
                                                               ----------
                                                                  446,429
                                                               ----------

            INSURANCE - LIFE - 1.43%
    67,514* Irish Life PLC ..............................         561,560
     2,500* Mundial Confianca ...........................          81,769
    15,240  Prudential PLC - ADR ........................       1,119,404
    20,000* Skandia Forsakring ..........................         283,854
                                                               ----------
                                                                2,046,587
                                                               ----------

            INSURANCE - MULTILINE - 4.01%
     3,088  Allianz AG ..................................       1,111,276
    27,313  Assic Generali ..............................       1,019,512
    10,962  AXA .........................................       1,416,204
     1,560  Munchener Ruckvers ..........................         717,263
        60* Munchener Ruckvers ..........................           2,511
    56,462  Royal Sun Alliance ..........................         471,244
       400  Swiss Reinsurance AG ........................       1,010,671
                                                               ----------
                                                                5,748,681
                                                               ----------

================================================================================
         INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED
38                                                November 30, 1998 (Unaudited)
================================================================================

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            LEISURE TIME - 1.08%
    20,000  Canon, Inc. - ADR ...........................     $  443,750
    15,000  Fuji Photo ..................................        560,065
    54,585  Ladbroke Group PLC ..........................        211,133
    90,053  Rank Group ..................................        337,180
                                                              ----------
                                                               1,552,128
                                                              ----------

            LODGING - 0.24%
   297,916  Hong Kong & Shanghai Hotels .................        246,243
    22,916* Hong Kong & Shanghai Hotels
             (Warrants) .................................             30
   180,000  Hotel Properties ............................         94,392
                                                              ----------
                                                                 340,665
                                                              ----------

            MACHINE TOOLS - 0.43%
    35,000  Amada Co., Ltd. .............................        174,716
    16,000  Makita Corp. - ADR ..........................        179,000
    25,000  Minebea Co. Ltd. ............................        268,466
                                                              ----------
                                                                 622,182
                                                              ----------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.82%
     3,501  Algeco ......................................        296,611
     2,000  Groupe Gtm ..................................        225,691
     2,000  Jean Lefebvre SA ............................        183,154
    52,000  Kajima Corp. ................................        138,442
     2,340  Kajima Corp. - ADR ..........................         62,441
    16,000* Kumagai Gumi Co (Warrants) ..................          1,467
    80,000  Kumagai Gumi Co. ............................         35,903
    70,000  Shimizu Corp. ...............................        230,114
                                                              ----------
                                                               1,173,823
                                                              ----------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 2.38%
    10,000  Atlas Copco AB Series A .....................        227,943
       125  Bobst SA ....................................        170,092
    61,837  British Aerospace ...........................        531,404
     8,000  Ebara Corp. .................................         67,013
     2,530  Ebara Corp. - ADR ...........................        212,411
   100,000  Halma PLC ...................................        194,635
    50,000  Kawasaki Heavy Industries ...................        123,377
    70,000  Kubota Corp. ................................        161,364
     1,350  Kubota Corp. - ADR ..........................         63,112
       750  Man AG ......................................        212,650
    10,000  Mannesmann AG ...............................      1,081,671
       612  Rauma Oy ....................................          8,601

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            MACHINERY - INDUSTRIAL/
            SPECIALTY - Continued
   101,468  Siebe PLC ...................................     $  365,277
                                                              ----------
                                                               3,419,550
                                                              ----------

            MEDICAL TECHNOLOGY - 0.02%
    20,000* Instrumentation Laboratory S. P. A ..........         22,500
                                                              ----------

            MERCHANDISE - SPECIALTY - 1.38%
    43,020  BAA PLC .....................................        475,427
    10,000  Esselte AB Series B .........................        156,058
    35,000  Great Universal Stores PLC ..................        363,992
    10,000  Hennes and Mauritz ..........................        738,511
     1,500* Herlitz AG ..................................         58,402
     3,000  Metro AG ....................................        187,008
                                                              ----------
                                                               1,979,398
                                                              ----------

            MERCHANDISING -
            DEPARTMENT - 0.94%
       500  Karstadt AG .................................        234,313
    15,311  Marks & Spencer PLC .........................        104,049
    15,033  Marks & Spencer PLC - ADR ...................        621,950
    16,000  Marui Co., Ltd. .............................        285,065
    36,000  Mitsukoshi Ltd. .............................        100,227
       200  Mitsukoshi Ltd. - ADR .......................          5,581
                                                              ----------
                                                               1,351,185
                                                              ----------

            MERCHANDISING - FOOD - 1.84%
    16,078  Ahold Kon Nv ................................        557,356
     1,550  Carrefour SA ................................      1,096,595
    10,000  Delhaize-Le Lion, SA ........................        820,211
    15,000  Melco International Development
             Limited ....................................          1,395
    10,000  Uny Co. Ltd. ................................        167,208
                                                              ----------
                                                               2,642,765
                                                              ----------

            MERCHANDISING - MASS - 0.86%
     4,356  Familymart Co. ..............................        211,082
    10,200  Ito-Yokado Co. Ltd. - ADR ...................        633,675
     6,500  Jeronimo Martins SGPS .......................        318,714
    20,000  Seiyu Ltd. ..................................         66,396
                                                              ----------
                                                               1,229,867
                                                              ----------

            METALS - MISCELLANEOUS - 1.04%
       200* Alusuisse Lonza Holdings ....................        252,095
   113,049  North Ltd. ..................................        211,682

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                     ----------
            METALS - MISCELLANEOUS - Continued
     8,062  Rio Tinto Limited ...........................     $  415,690
    13,132  Rio Tinto PLC ...............................        396,926
    67,410  Western Mining ..............................        212,590
                                                              ----------
                                                               1,488,983
                                                              ----------

            METALS - STEEL - 0.50%
       500  Bekaert SA ..................................        268,640
    36,700  British Steel PLC ...........................         59,324
     2,000  British Steel PLC - ADR .....................         34,250
    78,000  Sumitomo Metal Industries Ltd. ..............         93,068
    50,000  Sumitomo Metal Mining .......................        180,195
     2,000  Vallourec Usin ..............................         81,031
                                                              ----------
                                                                 716,508
                                                              ----------

            MISCELLANEOUS - 0.69%
     8,000  Secom Co. ...................................        591,558
    15,718  Tnt Post Groep NV ...........................        395,303
                                                              ----------
                                                                 986,861
                                                              ----------

            OIL - INTEGRATED
            INTERNATIONAL - 5.35%
    27,866  British Petroleum Co. PLC - ADR .............      2,567,155
    16,946  Elf Aquitaine SA - ADR ......................      1,054,889
   225,000  Eni S.P.A ...................................      1,395,074
    10,000  Repsol SA - ADR .............................        561,250
    20,392  Royal Dutch Pete Co. ........................        958,424
     9,207  Total .......................................      1,140,922
                                                              ----------
                                                               7,677,714
                                                              ----------

            OIL/GAS PRODUCERS - 0.45%
     2,505  Fletcher Challenge Energy Division ..........         51,196
     3,500  Norsk Hydro A/S - ADR .......................        128,187
     3,000  OMV AG ......................................        282,794
    62,500  Santos Ltd. .................................        181,240
                                                              ----------
                                                                 643,417
                                                              ----------

            PAPER/FOREST PRODUCTS - 0.73%
   150,801  Fletcher Challenge Forest Ltd. ..............          57,149
     4,326  Fletcher Challenge Ltd. - ADR ...............          16,493
     5,010  Fletcher Challenge Paper Division ...........          31,939
    22,000  New Oji Paper Co., Ltd. .....................          98,750
       300  New Oji Paper Co., Ltd. - ADR ...............          13,496
    60,000  Nippon Paper Industries .....................         256,656

================================================================================
         INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED
November 30, 1998 (Unaudited)                                                39
================================================================================


 NUMBER                                                          MARKET
OF SHARES                                                        VALUE
---------                                                     -----------
            PAPER/FOREST PRODUCTS - Continued
    22,000  UPM - Kymmene Corp. .........................     $   575,749
                                                              -----------
                                                                1,050,232
                                                              -----------

            PUBLISHING - NEWS - 0.71%
    51,211  Independent Newspapers PLC ..................         183,783
    22,500  News Corp Ltd. - ADR ........................         630,000
    21,379  United News & Media PLC .....................         206,468
                                                              -----------
                                                                1,020,251
                                                              -----------

            PUBLISHING/PRINTING - 0.68%
    43,333  Reuters Group ...............................         418,489
    20,000  Trelleborg AB ...............................         168,346
     2,040  Wolters Kluwer NV ...........................         388,790
                                                              -----------
                                                                  975,625
                                                              -----------

            RAILROAD - 0.65%
    30,000  Fukuyama Transporting Co. ...................         135,390
     9,218  Nagoya Railroad Co. Ltd. - ADR ..............         307,466
   101,970  Odakyu Electric Railway Co. Ltd. ............         331,072
    60,000  Tokyu Corp. .................................         157,305
                                                              -----------
                                                                  931,233
                                                              -----------

            REAL ESTATE - 1.54%
     6,000* Asticus AB ..................................          50,872
    12,000  Diligentia ..................................          80,364
     9,000* Drott AB ....................................          71,332
    35,000  Great Portland Est ..........................         111,132
    42,102  Hammerson PLC ...............................         268,058
   240,000  Hang Lung Development Co. ...................         277,412
    43,000  Mitsubishi Estate Co. Ltd. ..................         410,454
    35,000  Mitsui Fudosan ..............................         268,182
    26,634  New World Development Co. ...................          64,667
    83,597  Sun Hung Kai Properties Ltd. ................         599,204
                                                              -----------
                                                                2,201,677
                                                              -----------

            SECURITIES RELATED - 0.33%
    25,000  Daiwa Securities Co. Ltd. ...................          89,083
     2,137  Garban ......................................           8,354
     3,800  Nomura Securities Co. Ltd. - ADR ............         370,045
   160,000* Peregrine Investment Holdings Ltd. ..........               0
     6,000* Yamaichi Securities Co. Ltd. - ADR ..........               0
                                                              -----------
                                                                  467,482
                                                              -----------

 NUMBER                                                          MARKET
OF SHARES                                                        VALUE
---------                                                     -----------
            TELECOMMUNICATIONS - 11.81%
     3,000  Alcatel Alst Cge ............................     $   396,541
    36,037  British Telecommunications PLC ..............         493,666
    11,379  British Telecommunications PLC
             - ADR ......................................       1,573,147
    46,602  Cable & Wireless PLC ........................         591,881
    40,000  Deutsche Telekom ............................       1,122,344
    15,000  France Telecom ..............................       1,041,447
    30,600  Hong Kong Telecommunications Ltd.
             - ADR ......................................         575,662
    15,621  Kon Kpn NV ..................................         673,829
     5,000* Netcom Asa ..................................         130,217
       300  Nippon Tel+Tel Cp ...........................       2,240,260
    12,000  Nokia Ab Oy .................................       1,174,760
        18* Ntt Mobile Communications ...................         686,688
     2,600  Telecom Corp. of New Zealand Ltd.
             - ADR ......................................          87,262
   250,000  Telecom Italia Mobile .......................       1,637,148
   106,111  Telecom Italia SPA ..........................         859,438
    20,400  Telefonaktiebolage & LM Ericsson
             Class B - ADR ..............................         563,550
    14,000  Telefonica de Espana ........................         657,568
     6,290  Telefonica de Espana - ADR ..................         876,669
   115,000  Telekom Malaysia Berhad .....................         225,461
     9,000  Vodafone Group PLC - ADR ....................       1,329,187
                                                              -----------
                                                               16,936,725
                                                              -----------

            TEXTILE - PRODUCTS - 0.26%
    20,000  Courtaulds Textiles PLC .....................          51,133
    15,000  Marzotto & Figli S.P.A ......................         155,380
    15,000  Wacoal Corp. ................................         169,359
                                                             ------------
                                                                  375,872
                                                             ------------

            TOBACCO - 0.45%
    38,879  British America Tobacco .....................         356,396
     9,908  British American Tobacco PLC ................         185,775
    32,000  Swedish Match AB ............................         108,135
                                                             ------------
                                                                  650,306
                                                             ------------

            UTILITIES - COMMUNICATION - 0.20%
     1,500  Telecel Comuni Pes ..........................         293,162
                                                             ------------

            UTILITIES - ELECTRIC - 3.87%
    55,000  Clp Holdings ................................         289,100
    48,000  Endesa SA ...................................       1,248,000
     6,500  Hidroel Cantabrico ..........................         314,306

 NUMBER                                                          MARKET
OF SHARES                                                        VALUE
---------                                                    ------------
            UTILITIES - ELECTRIC - Continued
    30,000  Iberdrola SA ................................    $    496,709
    16,600  Kansai Electric Power Co. Inc. ..............         332,808
    62,265  National Power ..............................         529,947
     2,000  Oesterreichisch Elektrizitatswirt
             Schafts - AG Class A .......................         311,701
    10,000  RWE AG - ADR ................................         533,482
    48,488  Scottish Power PLC ..........................         514,262
    95,000  Tenaga Nasional Berhad ......................         126,250
    25,200  Tokyo Electric Power ........................         574,773
     5,000  VEBA AG .....................................         277,049
                                                             ------------
                                                                5,548,387
                                                             ------------

            UTILITIES - GAS, DISTRIBUTION - 0.47%
    44,117  Bg ..........................................         302,354
   127,000  Osaka Gas Co. ...............................         371,104
                                                             ------------
                                                                  673,458
                                                             ------------

            UTILITIES - MISCELLANEOUS - 0.18%
     1,500* Tractebel Inv Intl ..........................         257,209
                                                             ------------

            WATER SERVICES - 2.00%
     6,349  Eaux (Cie Generale) .........................       1,435,143
    10,196* Eaux (Cie Generale) (Warrants)  .............          20,610
    22,242  Hyder PLC ...................................         299,000
    24,186  Thames Water ................................         462,367
    45,184  United Utilities PLC ........................         658,087
                                                             ------------
                                                                2,875,207
                                                             ------------

            TOTAL COMMON STOCKS
            (Cost $110,042,347) ........................      142,796,634
                                                             ------------

================================================================================
         INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED
40                                                November 30, 1998 (Unaudited)
================================================================================


  PAR                                                            MARKET
 VALUE                                                           VALUE
---------                                                     ------------
            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.24%

            U.S. TREASURY BILLS - 0.24%
            United States Treasury Bills,
$   25,000   4.20% due 12/31/98 .........................     $     24,912
   200,000   4.17% due 1/14/99 ..........................          198,981
   125,000   4.00% due 12/24/98 .........................          124,680
                                                              ------------
                                                                   348,573
                                                              ------------

            TOTAL UNITED STATES GOVERNMENT -
            SHORT TERM
            (Cost $348,573) .............................          348,573
                                                              ------------

            TOTAL INVESTMENTS
            (Cost $110,390,920) - 99.80% ................      143,145,207
            Other assets less liabilities,
             net - 0.20% ................................          281,881
                                                              ------------
            NET ASSETS (equivalent
             to $11.84 per share on
             12,109,576 shares
             outstanding) - 100% ........................     $143,427,088
                                                              ============
            *  Non-income producing

                                                       UNREALIZED
CONTRACTS                                              APPRECIATION
---------                                              ------------
          FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 11/30/98)
   10 (2)   Nikkei 225 Futures
             (December/$119.52)............            $     38,504
                                                       ============

          (1)U.S.Treasury Bills with a market value of approximately $315,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
          (2)Per 500

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  12,109,576 shares outstanding .......................     $    121,096
Additional paid in capital ............................       96,372,480
Accumulated net realized gain on securities ...........       13,830,664
Undistributed net investment income ...................          304,432
Unrealized appreciation of:
  Investments ............................   $ 32,754,287
  Futures ................................         38,504
                                             ------------
  Foreign currency translation ...........          5,625     32,798,416
                                             ------------   ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING .........................................     $143,427,088
                                                            ============




SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
         INTERNATIONAL EQUITIES FUND - FINANCIAL STATEMENTS (Unaudited)
                                                                              41
================================================================================

STATEMENT OF OPERATIONS
For the six months ended November 30, 1998


INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $130,620) ............................     $  1,213,679
Interest ............................................................................          576,660
                                                                                          ------------
  Total investment income ...........................................................        1,790,339
                                                                                          ------------

EXPENSES:
Advisory fees .......................................................................          251,837
Custodian and accounting services ...................................................           17,433
Reports to shareholders .............................................................           12,299
Audit fees and tax services .........................................................            2,076
Directors' fees and expenses ........................................................            2,101
Miscellaneous .......................................................................           10,982
                                                                                          ------------
  Total expenses ....................................................................          296,728
                                                                                          ------------
NET INVESTMENT INCOME ...............................................................        1,493,611
                                                                                          ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments ........................................................  $  3,402,683
  Foreign currency transactions ......................................        89,625
  Futures contracts ..................................................      (254,834)        3,237,474
                                                                        ------------
Net unrealized appreciation (depreciation) during the period:
  Investments ........................................................    (4,904,562)
  Foreign currency translation .......................................        23,673
  Futures contracts ..................................................       159,813        (4,721,076)
                                                                        ------------      ------------
   Net realized and unrealized loss on securities and
    foreign currencies during the period ............................................       (1,483,602)
                                                                                          ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     $     10,009
                                                                                          ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  For the             For the
                                                                              six months ended   fiscal year ended
                                                                              November 30, 1998     May 31, 1998
                                                                              -----------------  -----------------
OPERATIONS:
Net investment income .....................................................     $   1,493,611      $   3,180,171
Net realized gain on securities and foreign currency transactions .........         3,237,474         10,927,955
Net unrealized appreciation (depreciation) of securities and
 translation of foreign currencies during the period ......................        (4,721,076)         1,477,313
                                                                                -------------      -------------
   Increase in net assets resulting from operations .......................            10,009         15,585,439
                                                                                -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................................................        (1,657,996)        (3,388,878)
Net realized gain on securities ...........................................                --         (4,595,687)
                                                                                -------------      -------------
  Decrease in net assets resulting from distributions
   to shareholders ........................................................        (1,657,996)        (7,984,565)
                                                                                -------------      -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ..........................................        30,621,540         58,848,665
Proceeds from capital stock issued for distributions reinvested ...........         1,657,996          7,984,565
                                                                                -------------      -------------
                                                                                   32,279,536         66,833,230
Cost of capital stock repurchased .........................................       (42,673,628)      (100,401,920)
                                                                                -------------      -------------
  Decrease in net assets resulting from capital stock transactions ........       (10,394,092)       (33,568,690)
                                                                                -------------      -------------
TOTAL DECREASE IN NET ASSETS ..............................................       (12,042,079)       (25,967,816)

NET ASSETS:
Beginning of period .......................................................       155,469,167        181,436,983
                                                                                -------------      -------------
End of period (including undistributed net investment income
  of $304,432 and $468,817) ...............................................     $ 143,427,088      $ 155,469,167
                                                                                -------------      -------------

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ..............................................         2,661,161          5,111,681
Shares issued for distributions reinvested ................................           144,082            728,332
Shares of capital stock repurchased .......................................        (3,704,943)        (8,688,179)
                                                                                -------------      -------------
  Decrease in shares outstanding ..........................................          (899,700)        (2,848,166)
Shares outstanding:
  Beginning of period .....................................................        13,009,276         15,857,442
                                                                                -------------      -------------
  End of period ...........................................................        12,109,576         13,009,276
                                                                                =============      =============




SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                      GROWTH FUND - STATEMENT OF NET ASSETS
42                                                November 30, 1998 (Unaudited)
===============================================================================



  NUMBER                                                         MARKET
 OF SHARES                                                       VALUE
------------                                                  -------------
              COMMON STOCKS - 94.47%

              ADVERTISING - 4.93%
   435,000*   ADVO, Inc. ...................................   $11,255,625
   330,000*   Catalina Marketing Corp. .....................    19,222,500
   900,000    Outdoor Systems Inc. .........................    24,300,000
                                                               -----------
                                                                54,778,125
                                                               -----------

              APPAREL & PRODUCTS - 0.76%
   150,000*   Abercrombie and Fitch Co. ....................     8,400,000
                                                               -----------

              AUTO - CARS - 1.18%
   623,500*   Avis Rent A Car Inc. .........................    13,132,478
                                                               -----------

              AUTO - REPLACEMENT PARTS - 1.73%
   637,500*   AutoZone, Inc. ...............................    19,204,687
                                                               -----------

              BANKS - OTHER - 1.46%
   450,000    Wells Fargo Co. ..............................    16,200,000
                                                               -----------

              BROADCASTING - 8.04%
   600,000*   Chancellor Media Corp. Class A ...............    22,612,500
   550,000    Comcast Corp. Class A Special ................    26,743,750
   285,000    Jacor Communications, Inc. ...................    16,583,437
   580,000    Tele-Comm Liberty Media Group
                Class A ....................................    23,381,250
                                                               -----------
                                                                89,320,937
                                                               -----------

              ENTERTAINMENT - 2.98%
   480,100    Carnival Corp. Class A .......................    16,563,450
   700,000*   Fox Entertainment Group Class A ..............    16,537,500
                                                               -----------
                                                                33,100,950
                                                               -----------

              FINANCE COMPANIES - 1.65%
   235,000    Associates First Capital Corp. ...............    18,300,625
                                                               -----------

              FINANCIAL SERVICES - 2.32%
   800,000    CIT Group Inc. ...............................    22,450,000
   139,700    Waddell & Reed Financial, Inc. ...............     3,265,487
                                                               -----------
                                                                25,715,487
                                                               -----------

              FUNERAL SERVICES - 0.93%
   275,000    Service Corp. International ..................    10,278,125
                                                               -----------

              GOVERNMENT SPONSORED - 4.01%
   465,000    Federal Home Loan Mortgage Corp ..............    28,132,500
   225,000    Federal National Mortgage Association ........    16,368,750
                                                               -----------
                                                                44,501,250
                                                               -----------

  NUMBER                                                         MARKET
 OF SHARES                                                       VALUE
------------                                                  -------------
              HEALTHCARE - 3.43%
    64,200    Cardinal Health, Inc. ........................   $ 4,405,725
   490,000    Quorum Health Group Inc. .....................     8,146,250
   750,000*   Total Renal Care Holdings ....................    19,921,875
   125,000    United HealthCare Corp. ......................     5,640,625
                                                               -----------
                                                                38,114,475
                                                               -----------

              HOSPITAL MANAGEMENT - 0.78%
   735,000*   Concentra Managed Care, Inc. .................     8,682,188
                                                               -----------

              HOUSEHOLD PRODUCTS - 0.21%
   108,400    ServiceMaster Co. ............................     2,330,600
                                                               -----------

              HUMAN RESOURCES - 3.81%
   700,000    Interim Services Inc. ........................    14,525,000
   630,000*   Metamor Worldwide, Inc. ......................    14,923,125
 1,075,000*   Modis Professional Services ..................    12,832,813
                                                               -----------
                                                                42,280,938
                                                               -----------

              INFORMATION PROCESSING - 1.49%
   700,000*   Acxiom Corp. .................................    16,537,500
                                                               -----------

              INFORMATION PROCESSING -
              COMPUTER SERVICES - 4.54%
   500,000    First Data Corp. .............................    13,343,750
   525,000*   Gartner Group, Inc. Class A ..................    11,353,125
   200,000    Paychex, Inc. ................................     9,950,000
   492,800*   SunGard Data Systems, Inc. ...................    15,769,600
                                                               -----------
                                                                50,416,475
                                                               -----------

              INFORMATION PROCESSING -
              DATA SERVICES - 8.32%
   555,000*   Affiliated Computer Services Class A .........    21,263,438
   420,000*   BISYS Group, Inc. ............................    20,212,500
 1,625,000*   Cendant Corp. ................................    30,875,000
   500,000    Galileo International Inc. ...................    20,000,000
                                                               -----------
                                                                92,350,938
                                                               -----------

              INSURANCE - MISCELLANEOUS - 1.76%
   305,000    Ace Limited ..................................     9,760,000
   222,500    MGIC Investment Corp. ........................     9,776,094
                                                               -----------
                                                                19,536,094
                                                               -----------

              INSURANCE - MULTILINE - 0.70%
    24,300*   Fairfax Financial Holdings Ltd. ..............     7,772,175
                                                               -----------

  NUMBER                                                         MARKET
 OF SHARES                                                       VALUE
------------                                                  -------------
              LEISURE TIME - 1.47%
   600,000*   Premier Parks, Inc. ..........................  $ 16,275,000
                                                               -----------

              LODGING - 0.86%
   950,000*   Extended Stay America, Inc. ..................     9,500,000
                                                               -----------

              MERCHANDISE - SPECIALTY - 11.96%
   475,000    Circuit City Stores, Inc. ....................    17,189,063
   555,000*   Cole National Corp. Class A ..................     8,567,812
   450,000*   Corporate Express, Inc. ......................     2,643,750
   320,000*   CostCo Companies, Inc. .......................    20,080,000
   850,000*   General Nutrition Cos., Inc. .................    15,087,500
   420,000    Home Depot, Inc. .............................    20,895,000
    91,500*   Kohl's Corp. .................................     4,500,656
   975,000*   Office Depot, Inc. ...........................    31,687,500
   411,900*   Williams-Sonoma, Inc. ........................    12,176,794
                                                               -----------
                                                               132,828,075
                                                               -----------

              MERCHANDISING - DEPARTMENT - 0.62%
   250,000*   Saks Inc. ....................................     6,875,000
                                                               -----------

              MERCHANDISING - FOOD - 0.94%
   198,500*   Safeway, Inc. ................................    10,483,281
                                                               -----------

              MERCHANDISING - MASS - 1.83%
   400,000    Fred Meyer, Inc. .............................    20,350,000
                                                               -----------

              MISCELLANEOUS - 2.36%
    85,000*   Apollo Group Inc Class A .....................     2,741,250
   313,300*   Coach USA, Inc. ..............................     8,889,888
   500,000*   Sylvan Learning Systems, Inc. ................    14,531,280
                                                               -----------
                                                                26,162,418
                                                               -----------

              OIL - SERVICES - 1.76%
   304,700    Schlumberger Ltd. ............................    13,616,281
   245,000*   Smith International, Inc. ....................     5,910,625
                                                               -----------
                                                                19,526,906
                                                               -----------

              POLLUTION CONTROL - 3.75%
   634,000*   Allied Waste Industries, Inc. ................    12,917,750
   670,000    Waste Management, Inc. .......................    28,726,250
                                                               -----------
                                                                41,644,000
                                                               -----------

              PUBLISHING - NEWS - 1.18%
   205,000    Tribune Co. ..................................    13,145,625
                                                               -----------

===============================================================================
                      GROWTH FUND - STATEMENT OF NET ASSETS
November 30, 1998 (Unaudited)                                               43
===============================================================================

  NUMBER                                                             MARKET
 OF SHARES                                                           VALUE
------------                                                    ---------------
              RESTAURANTS - 1.59%
   496,300*   Outback Steakhouse Inc. ......................     $   17,618,650
                                                                 --------------

              SECURITIES RELATED - 3.74%
   580,000    Franklin Resources, Inc. .....................         24,795,000
   240,000    Morgan Stanley, Dean Witter,
                Discover and Co. ...........................         16,740,000
                                                                 --------------
                                                                     41,535,000
                                                                 --------------

              TELECOMMUNICATIONS - 7.38%
   540,000*   Airtouch Communications, Inc. ................         30,881,250
   608,719*   MCI Worldcom Inc. ............................         35,914,421
   540,900    Paging Network, Inc. .........................          3,346,716
   650,000    Western Wireless Corp. Class A ...............         11,781,250
                                                                 --------------
                                                                     81,923,637
                                                                 --------------

              TOTAL COMMON STOCKS
              (Cost $810,057,645) ..........................      1,048,821,639
                                                                 --------------



    PAR                                                             MARKET
   VALUE                                                            VALUE
------------                                                    ---------------
              CORPORATE SHORT TERM
              COMMERCIAL PAPER - 5.11%

              CONGLOMERATES - 0.34%
$3,788,000    PHH Corp.,
                5.40% due 12/07/1998 .......................     $    3,784,590
                                                                 --------------

              FINANCE COMPANIES - 1.93%
              General Electric Capital Services Inc.:
7,446,000       4.80% due 12/02/1998 .......................          7,445,006
14,007,000      4.75% due 12/01/1998 .......................         14,007,000
                                                                 --------------
                                                                     21,452,006
                                                                 --------------

              UTILITIES - ELECTRIC - 2.84%
 5,000,000    Conagra,
                5.52% due 12/02/1998 .......................         14,997,700
              Pacific Gas & Electric Co.:
11,000,000      5.06% due 12/03/1998 .......................         10,996,907
 5,500,000      5.06% due 12/04/1998 .......................          5,497,635
                                                                 --------------
                                                                     31,492,242
                                                                 --------------

              TOTAL CORPORATE SHORT
              TERM COMMERCIAL PAPER
              (Cost $56,728,838) ...........................         56,728,838
                                                                 --------------

              TOTAL INVESTMENTS
              (Cost $866,786,483) - 99.58% .................      1,105,550,477
              Other assets less liabilities,
                net - 0.42% ................................          4,657,422
                                                                 --------------

              NET ASSETS (equivalent
                to  $21.35 per share on
                52,006,265 shares
                outstanding) - 100% ........................     $1,110,207,899
                                                                 ==============

              * Non-income producing


              NET ASSETS REPRESENTED BY:
              Capital stock, $.01 par value per share,
                1,000,000,000 shares authorized,
                52,006,265 shares outstanding ..............    $       520,063
              Additional paid in capital ...................        816,868,419
              Accumulated net realized gain on securities ..         56,869,960
              Accumulated net investment loss ..............         (2,814,537)
              Unrealized appreciation of securities ........        238,763,994
              NET ASSETS APPLICABLE TO SHARES
                OUTSTANDING ................................    $ 1,110,207,899
                                                                ===============

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                 GROWTH FUND - FINANCIAL STATEMENTS (Unaudited)
44
===============================================================================



STATEMENT OF OPERATIONS
For the six months ended November 30, 1998



INVESTMENT INCOME:
Dividends ......................................................................     $ 1,517,518
Interest .......................................................................       1,365,639
                                                                                    ------------
  Total investment income ......................................................       2,883,157
                                                                                    ------------

EXPENSES:
Advisory fees ..................................................................       4,292,928
Custodian and accounting services ..............................................         128,931
Reports to shareholders ........................................................          90,343
Audit fees and tax services ....................................................          20,532
Directors' fees and expenses ...................................................          15,363
Miscellaneous ..................................................................          33,815
                                                                                    ------------
  Total expenses ...............................................................       4,581,912
                                                                                    ------------
NET INVESTMENT LOSS ............................................................      (1,698,755)
                                                                                    ------------

REALIZED AND UNREALIZED GAIN(LOSS) ON SECURITIES:
Net realized gain (loss) on:
  Investments ...............................................     $  5,531,209
  Foreign currency translation ..............................         (316,974)        5,214,235
Net unrealized depreciation of securities during the period:      ------------
  Investments ...............................................     $(40,733,659)
  Foreign currency translation ..............................         (672,665)      (41,406,324)
                                                                  ------------      ------------
  Net realized and unrealized loss on securities and
   foreign currencies during the period ........................................     (36,192,089)
                                                                                    ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................    $(37,890,844)
                                                                                    ============



STATEMENT OF CHANGES IN NET ASSETS

                                                                           For the               For the
                                                                       six months ended     fiscal year ended
                                                                       November 30, 1998       May 31, 1998
                                                                       -----------------    -----------------
OPERATIONS:
Net investment loss ..............................................     $    (1,698,755)     $    (1,052,032)
Net realized gain on securities ..................................           5,214,235           52,174,007
Net unrealized appreciation (depreciation) of securities
   during the period .............................................         (41,406,324)         165,960,273
                                                                       ---------------      ---------------
  Increase (decrease) in net assets resulting from operations ....         (37,890,844)         217,082,248
                                                                       ---------------      ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................................                --               (303,215)
Net realized gain on securities ..................................                --            (15,121,487)
                                                                       ---------------      ---------------
  Decrease in net assets resulting from distributions
   to shareholders ...............................................                --            (15,424,702)
                                                                       ---------------      ---------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .................................          60,159,807          155,432,936
Proceeds from capital stock issued for distributions reinvested ..                --             15,424,702
                                                                       ---------------      ---------------
                                                                            60,159,807          170,857,638
Cost of capital stock repurchased ................................         (12,198,127)         (20,032,134)
                                                                       ---------------      ---------------
  Increase in net assets resulting from capital stock transactions          47,961,680          150,825,504
                                                                       ---------------      ---------------
TOTAL INCREASE IN NET ASSETS .....................................          10,070,836          352,483,050

NET ASSETS:
Beginning of period ..............................................       1,100,137,063          747,654,013
                                                                       ---------------      ---------------
End of period (including accumulated net investment loss
  of $(2,814,537) and $(1,115,782)) ..............................     $ 1,110,207,899      $ 1,100,137,063
                                                                       ===============      ===============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .....................................           2,805,115            7,600,994
Shares issued for distributions reinvested .......................                --                769,312
Shares of capital stock repurchased ..............................            (631,109)            (959,921)
                                                                       ---------------      ---------------
  Increase in shares outstanding .................................           2,174,006            7,410,385
Shares outstanding:
  Beginning of period ............................................          49,832,259           42,421,874
                                                                       ---------------      ---------------
  End of period ..................................................          52,006,265           49,832,259
                                                                       ---------------      ---------------




SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                 GROWTH & INCOME FUND - STATEMENT OF NET ASSETS

NOVEMBER 30, 1998 (UNAUDITED)                                                45
===============================================================================



 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                    -----------
            COMMON STOCKS - 87.49%

            ADVERTISING - 1.58%
   76,000   Omnicom Group, Inc...........................    $ 4,061,250
                                                             -----------

            AUTO - CARS - 1.06%
   65,000   Harley-Davidson, Inc. .......................      2,717,813
                                                             -----------

            BANKS - NEW YORK CITY - 1.27%
   65,000   Citigroup Inc. ..............................      3,262,188
                                                             -----------

            BANKS - OTHER - 2.18%
   60,000   Mellon Bank Corp. ...........................      3,776,250
   50,000   Wells Fargo Co. .............................      1,800,000
                                                             -----------
                                                               5,576,250
                                                             -----------

            BANKS - REGIONAL - 4.47%
   30,000   Fifth Third Bancorp .........................      1,991,250
   54,000   Firstar Corp. ...............................      3,955,500
   40,000   State Street Corp. ..........................      2,745,000
   55,000   Zions Bancorporation ........................      2,777,500
                                                             -----------
                                                              11,469,250
                                                             -----------

            BROADCASTING - 2.01%
  110,000*  Clear Channel Communications ................      5,142,500
                                                             -----------

            BUILDING MATERIALS - 0.66%
   40,000   Lowe's Companies, Inc. ......................      1,690,000
                                                             -----------

            CHEMICAL - MAJOR - 0.01%
      600   Hercules, Inc. ..............................         19,725
                                                             -----------

            CONGLOMERATES - 1.36%
   45,000   Dial Corp. ..................................      1,181,250
   35,000   Tyco International Ltd. .....................      2,303,438
                                                             -----------
                                                               3,484,688
                                                             -----------

            CONTAINERS - METAL/GLASS - 0.82%
   65,000*  Owens-Illinois, Inc. ........................      2,088,125
                                                             -----------

            DRUGS - 11.10%
   60,000   Eli Lilly and Co. ...........................      5,381,250
   50,000   McKesson Corp. ..............................      3,559,375
   20,000   Merck & Co., Inc. ...........................      3,097,500
   61,000   Pfizer, Inc. ................................      6,809,125
   30,000   Schering-Plough Corp. .......................      3,191,250
   60,000   Warner-Lambert Co. ..........................      4,530,000



 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                    -----------
            DRUGS - Continued
   35,000*  Watson Pharmaceuticals, Inc..................    $ 1,885,625
                                                             -----------
                                                              28,454,125
                                                             -----------

            ELECTRICAL EQUIPMENT - 1.41%
   40,000   General Electric Co. ........................      3,620,000
                                                             -----------

            FINANCE COMPANIES - 2.52%
   40,000   Finova Group, Inc. ..........................      2,112,500
   55,000   SunAmerica, Inc. ............................      4,358,750
                                                             -----------
                                                               6,471,250
                                                             -----------

            FOODS - 0.90%
   50,000*  U. S. Foodservice ...........................      2,296,875
                                                             -----------

            GOVERNMENT SPONSORED - 1.49%
   39,100   Federal Home Loan Mortgage Corp. ............      2,365,550
   20,000   Federal National Mortgage
              Association ...............................      1,455,000
                                                             -----------
                                                               3,820,550
                                                             -----------

            HEALTHCARE - 1.81%
   67,500   Cardinal Health, Inc. .......................      4,632,188
                                                             -----------

            HOME BUILDERS - 1.39%
  100,000   Centex Corp. ................................      3,568,750
                                                             -----------

            HOSPITAL SUPPLIES - 1.88%
   30,000   Johnson & Johnson ...........................      2,437,500
   35,000   Medtronic, Inc. .............................      2,369,062
                                                             -----------
                                                               4,806,562
                                                             -----------

            HOUSEHOLD PRODUCTS - 2.95%
   85,000*  Bed Bath & Beyond, Inc. .....................      2,650,937
   25,000   Clorox Co. ..................................      2,776,562
   25,000   Colgate-Palmolive Co. .......................      2,140,625
                                                             -----------
                                                               7,568,124
                                                             -----------

            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 4.05%
  100,000*  BMC Software, Inc. ..........................      5,106,250
   25,000*  Microsoft Corp. .............................      3,050,000
   65,000*  Oracle Corp. ................................      2,226,250
                                                             -----------
                                                              10,382,500
                                                             -----------



 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
---------                                                    -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE
            SYSTEMS - 3.39%
   80,000   Compaq Computer Corp.........................    $ 2,600,000
  100,000*  Dell Computer Corp. .........................      6,081,250
                                                             -----------
                                                               8,681,250
                                                             -----------

            INFORMATION PROCESSING -
            COMPUTER SERVICES - 1.71%
   50,000*  America Online, Inc. ........................      4,378,125
                                                             -----------

            INFORMATION PROCESSING -
            DATA SERVICES - 7.65%
   75,000   Computer Associates International 3,318,750
  110,000*  E M C Corp. .................................      7,975,000
   57,000*  Electronic Arts .............................      2,401,125
   20,000   International Business Machine ..............      3,300,000
   75,000*  Storage Technology Corp. ....................      2,625,000
                                                             -----------
                                                              19,619,875
                                                             -----------

            INFORMATION PROCESSING -
            NETWORKING - 2.32%
   78,750   Cisco Systems, Inc. .........................      5,935,781
                                                             -----------

            INSURANCE - LIFE - 0.52%
   40,000   Conseco Inc. ................................      1,325,000
                                                             -----------

            INSURANCE - MULTILINE -1.10%
   30,000   American International Group Inc ............      2,820,000
                                                             -----------

            MACHINERY -
            INDUSTRIAL/SPECIALTY - 1.62%
   36,000   Illinois Tool Works Inc. ....................      2,288,250
   40,000   Ingersoll-Rand Co. ..........................      1,872,500
                                                             -----------
                                                               4,160,750

            MEDICAL TECHNOLOGY - 1.34%
   40,000   Guidant Corp. ...............................      3,432,500
                                                             -----------

            MERCHANDISE - SPECIALTY - 5.77%
   45,000*  CostCo Companies, Inc. ......................      2,823,750
   40,000   Gap, Inc. ...................................      2,942,500
   40,000   Home Depot, Inc. ............................      1,990,000
   45,000*  Kohl's Corp. ................................      2,213,438
  100,000*  Staples, Inc. ...............................      3,493,750

===============================================================================
            GROWTH & INCOME FUND - STATEMENT OF NET ASSETS CONTINUED
46                                                 NOVEMBER 30, 1998 (UNAUDITED)
===============================================================================




 NUMBER                                                           MARKET
OF SHARES                                                         VALUE
---------                                                    -------------
            MERCHANDISE - SPECIALTY - Continued
   45,000*  Williams-Sonoma, Inc. .......................    $   1,330,312
                                                             -------------
                                                                14,793,750
                                                             -------------

            MERCHANDISING -
            DEPARTMENT - 2.00%
  114,000   Dayton Hudson Corp. .........................        5,130,000
                                                             -------------

            MERCHANDISING - FOOD - 2.44%
   45,000   Albertsons, Inc. ............................        2,567,812
   70,000*  Safeway, Inc. ...............................        3,696,875
                                                             -------------
                                                                 6,264,687
                                                             -------------

            MERCHANDISING - MASS - 1.03%
   35,000   Wal-Mart Stores, Inc. .......................        2,635,938
                                                             -------------

            OIL - SERVICES - 0.72%
   75,000   Transocean Offshore, Inc. ...................        1,851,563
                                                             -------------

            SECURITIES RELATED - 1.21%
   55,000   Charles Schwab Corp. ........................        3,100,625
                                                             -------------

            SEMICONDUCTORS - 1.26%
   30,000   Intel Corp. .................................        3,228,750
                                                             -------------

            TELECOMMUNICATIONS - 5.62%
   50,000*  Airtouch Communications, Inc. ...............        2,859,375
   20,000   Lucent Technologies, Inc. ...................        1,721,250
   75,000*  MCI Worldcom Inc. ...........................        4,425,000
  100,000*  Tellabs, Inc. ...............................        5,406,250
                                                             -------------
                                                                14,411,875
                                                             -------------

            TOBACCO - 1.09%
   50,000   Philip Morris Cos Inc. ......................        2,796,875
                                                             -------------

            UTILITIES - ELECTRIC - 1.78%
  100,000*  AES Corp. ...................................        4,575,000
                                                             -------------

            TOTAL COMMON STOCKS
            (Cost $150,626,195) .........................      224,275,057
                                                             -------------

            PREFERRED STOCK - 1.34%
   20,000   IXC Communications, Inc. ....................          585,000
   20,000   NEXTLINK Communications, Inc. ...............          865,000
   20,000   QUALCOMM FINANCIAL ..........................          937,500


 NUMBER                                                           MARKET
OF SHARES                                                         VALUE
---------                                                    -------------
            PREFERRED STOCK - Continued
   40,000   Intermedia Communications, Inc
             7.00% Series 144A ..........................     $    645,000
   20,000   Omnipoint Corp. 7.00% .......................          412,500
                                                             -------------
                                                                 3,445,000
                                                             -------------

            TOTAL PREFERRED STOCK
            (Cost $4,741,875) ...........................        3,445,000
                                                             -------------




   PAR                                                            MARKET
  VALUE                                                           VALUE
---------                                                    -------------
            CONVERTIBLE BONDS - 4.97%

            ADVERTISING - 0.41%
$1,000,000  Outdoor Systems Inc.,
             8.88% due 06/15/2007 .......................        1,055,000
                                                             -------------

            BANKS - REGIONAL - 0.32%
1,000,000   Bank Atlantic Bancorp.,
             5.63% due 12/01/2007 .......................          820,000
                                                             -------------

            BROADCASTING - 1.02%
1,000,000   Adelphia Communications Corp.,
             9.88% due 03/01/2007 .......................        1,101,250
1,000,000   Chancellor Media Corp.,
             8.13% due 12/15/2007 .......................        1,000,000
  500,000   Clear Channel Communications,
             2.63% due 04/01/2003 .......................          510,000
                                                             -------------
                                                                 2,611,250
                                                             -------------

            ENTERTAINMENT - 0.40%
1,000,000   Loews Cineplex Entertainment Corp.,
             8.88% due 08/01/2008 .......................        1,035,000
                                                             -------------

            LODGING - 0.37%
1,000,000   Hilton Hotels Corp.,
             5.00% due 05/15/2006 .......................          940,000
                                                             -------------

            MACHINERY -
            CONSTRUCTION & CONTRACTS - 0.36%
1,000,000   Columbus McKinnon Corp.,
             8.50% due 04/01/2008 .......................          920,000
                                                             -------------

            MERCHANDISING - MASS - 0.42%
1,000,000   Fred Meyer, Inc.,
             7.45% due 03/01/2008 .......................        1,062,960
                                                             -------------


   PAR                                                            MARKET
  VALUE                                                           VALUE
---------                                                    -------------
            OIL - SERVICES - 0.49%
$2,000,000  Key Energy Group, Inc.,
             5.00% due 09/15/2004 .......................    $   1,265,000
                                                             -------------

            PUBLISHING/PRINTING - 0.37%
 1,000,000  World Color Press, Inc.,
             6.00% due 10/01/2007 .......................          951,250
                                                             -------------

            TEXTILE - PRODUCTS - 0.40%
 1,000,000  WestPoint Stevens Inc.,
             7.88% due 06/15/2008 .......................        1,031,250
                                                             -------------

            UTILITIES - ELECTRIC - 0.41%
 1,000,000  AES Corp.,
             8.88% due 08/15/2005 .......................        1,050,000
                                                             -------------

            TOTAL CONVERTIBLE BONDS
            (Cost $13,633,847) ..........................       12,741,710
                                                             -------------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 6.21%

            BEVERAGE - SOFT DRINKS - 2.01%
 5,151,000  PepsiCo, Inc.,
             4.80% due 12/01/1998 .......................        5,151,000
                                                             -------------

            FINANCE COMPANIES - 0.72%
 1,838,000  General Electric Capital Services,
             5.00% due 12/01/1998 .......................        1,837,816
                                                             -------------

            UTILITIES - ELECTRIC -3.48%
 8,919,000  Conagra,
             5.52% due 12/02/1998 .......................        8,917,632
                                                             -------------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $15,906,448) ..........................       15,906,448
                                                             -------------

            TOTAL INVESTMENTS
            (Cost $184,908,365) - 100.01%  ..............      256,368,215
            Other assets less liabilities,
             net - (0.01%) ..............................          (14,386)
                                                             -------------

            NET ASSETS (equivalent
             $19.28 per share on
             13,298,592 shares
             outstanding) - 100% ........................    $ 256,353,829
                                                             =============

===============================================================================
            GROWTH & INCOME FUND - STATEMENT OF NET ASSETS CONTINUED
NOVEMBER 30, 1998 (UNAUDITED)                                                47
===============================================================================



NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  13,298,592 shares outstanding .............     $    132,986
Additional paid in capital ..................      178,264,935
Accumulated net realized gain on securities .        6,313,595
Undistributed net investment income .........          182,463
Unrealized appreciation of securities .......       71,459,850
NET ASSETS APPLICABLE TO SHARES
 OUTSTANDING ................................     $256,353,829


          * Non-income producing



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
             GROWTH & INCOME FUND - FINANCIAL STATEMENTS (Unaudited)
48
===============================================================================



STATEMENT OF OPERATIONS
For the six months ended November 30, 1998



INVESTMENT INCOME:
Dividends ......................................................................     $   664,231
Interest .......................................................................         850,991
                                                                                     -----------
  Total investment income ......................................................       1,515,222
                                                                                     -----------

EXPENSES:
Advisory fees ..................................................................         959,662
Custodian and accounting fees ..................................................          30,131
Reports to shareholders ........................................................          15,095
Audit fees and tax services ....................................................           4,303
Directors' fees and expenses ...................................................           2,800
Miscellaneous ..................................................................           9,081
                                                                                     -----------
  Total expenses ...............................................................       1,021,072
                                                                                     -----------
NET INVESTMENT INCOME ..........................................................         494,150
                                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized loss on securities ................................................     (13,647,563)
Net unrealized appreciation on securities during the period ....................       4,219,510
                                                                                     -----------
   Net realized and unrealized loss on securities during the period ............      (9,428,053)
                                                                                     -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $(8,933,903)
                                                                                     ===========





STATEMENT OF CHANGES IN NET ASSETS

                                                                                         For the             For the
                                                                                     six months ended   fiscal year ended
                                                                                     November 30, 1998     May 31, 1998
                                                                                     -----------------  -----------------
OPERATIONS:
Net investment income ..........................................................     $     494,150      $   1,096,169
Net realized gain (loss) on securities .........................................       (13,647,563)        20,112,463
Net unrealized appreciation of securities during the period ....................         4,219,510         21,794,919
                                                                                     -------------      -------------
  Increase (decrease) in net assets resulting from operations ..................        (8,933,903)        43,003,551
                                                                                     -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..........................................................          (485,096)        (1,084,032)
Net realized gain on securities ................................................              --           (2,863,622)
                                                                                     -------------      -------------
  Decrease in net assets resulting from distributions
   to shareholders .............................................................          (485,096)        (3,947,654)
                                                                                     -------------      -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ...............................................         6,196,491         31,809,939
Proceeds from capital stock issued for distributions reinvested ................           485,096          3,947,654
                                                                                     -------------      -------------
                                                                                         6,681,587         35,757,593
Cost of capital stock repurchased ..............................................       (12,067,757)       (13,199,616)
                                                                                     -------------      -------------
  Increase (decrease) in net assets resulting from capital
   stock transactions ..........................................................        (5,386,170)        22,557,977
                                                                                     -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................................       (14,805,169)        61,613,874

NET ASSETS:
Beginning of period ............................................................       271,158,998        209,545,124
                                                                                     -------------      -------------
End of period (including undistributed net investment income
  of $182,463 and $173,409) ....................................................     $ 256,353,829      $ 271,158,998
                                                                                     =============      =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ...................................................           323,625          1,662,136
Shares issued for distributions reinvested .....................................            26,247            209,426
Shares of capital stock repurchased ............................................          (669,839)          (675,465)
                                                                                     -------------      -------------
  Increase (decrease) in shares outstanding ....................................          (319,967)         1,196,397
Shares outstanding:
  Beginning of period ..........................................................        13,618,559         12,422,162
                                                                                     -------------      -------------
  End of period ................................................................        13,298,592         13,618,559
                                                                                     =============      =============




SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
               SCIENCE & TECHNOLOGY FUND - STATEMENT OF NET ASSETS
November 30, 1998 (Unaudited)                                                49
===============================================================================




  NUMBER                                                         MARKET
 OF SHARES                                                       VALUE
 ---------                                                    -----------
            COMMON STOCKS - 92.71%

            AEROSPACE/DEFENSE - 1.64%
   390,000* SCI Systems, Inc. ...........................     $ 18,963,750
                                                              ------------

            AUTO - CARS - 0.48%
   145,000  General Motors Corp.  Class H ...............        5,510,000
                                                              ------------

            ELECTRONIC INSTRUMENTS - 0.47%
   115,000* Cognex Corp. ................................        1,904,688
    43,000  Lattice Semiconductor Corp. .................        1,585,625
    30,000* Marshall Industries .........................          780,000
    55,000* Sawtek Inc. .................................        1,196,250
                                                              ------------
                                                                 5,466,563
                                                              ------------

            INFORMATION PROCESSING - 4.33%
    85,000* Micrel, Inc. ................................        3,447,810
 2,740,000* Parametric Technology Corp. .................       46,580,000
                                                              ------------
                                                                50,027,810
                                                              ------------

            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 7.79%
   575,000* BMC Software, Inc. ..........................       29,360,937
    42,000* Great Plains Software, Inc. .................        1,648,500
   345,000* Microsoft Corp. .............................       42,090,000
   645,000* Platinum technology, inc ....................       11,408,438
   152,000* Visio Corp. .................................        5,377,000
                                                              ------------
                                                                89,884,875
                                                              ------------

            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 4.34%
    35,000  Cyberian Outpost, Inc. ......................          892,500
   170,000* Dell Computer Corp. .........................       10,338,125
   345,000* Electronics for Imaging, Inc. ...............        9,250,313
   400,000  Sun Microsystems, Inc. ......................       29,625,000
                                                              ------------
                                                                50,105,938
                                                              ------------

            INFORMATION PROCESSING -
            COMPUTER SERVICES - 8.95%
   290,000* America Online, Inc. ........................       25,393,125
   145,000  Automatic Data Processing, Inc. .............       11,165,000
   290,000  Checkfree Holdings Corp. ....................        4,712,500
   860,000  First Data Corp. ............................       22,951,250
   760,000* Gartner Group, Inc. Class A .................       16,435,000
   215,000  National Data Corp. .........................        8,035,625
   350,700  Security Dynamics Technology ................        5,348,175
   145,000* Sterling Commerce Inc. ......................        5,256,250

  NUMBER                                                         MARKET
 OF SHARES                                                       VALUE
 ---------                                                    -----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - Continued
   100,000* VeriSign, Inc. ..............................     $  4,012,500
                                                              ------------
                                                               103,309,425
                                                              ------------

            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 4.98%
   145,000* Intuit ......................................        8,391,875
   965,000* Networks Associates, Inc. ...................       49,094,375
                                                              ------------
                                                                57,486,250
                                                              ------------

            INFORMATION PROCESSING -
            DATA SERVICES - 27.38%
   650,000* Adobe Systems Inc. ..........................       29,087,500
   114,000* Affiliated Computer Services Class A ........        4,367,625
   571,000  Anixter Internationall, Inc. ................        9,421,500
   720,000* Ascend Communications Inc. ..................       40,455,000
   345,000  Avant! Corp. ................................        5,757,187
    57,000* BISYS Group, Inc. ...........................        2,743,125
   385,000* CBT Group PLC ADR ...........................        4,042,500
   505,000* Cisco Systems, Inc. .........................       38,064,375
   650,000  Computer Associates International ...........       28,762,500
   475,000* E M C Corp. .................................       34,437,500
   260,000* Electronic Arts .............................       10,952,500
    70,100* Envoy Corp. .................................        2,795,237
   390,000  Hewlett Packard Co. .........................       24,472,500
    55,000  Integrated Systems, Inc. ....................          553,438
   820,000* Learning Co., Inc. ..........................       23,831,250
   115,000  National Instruments Corp. ..................        3,335,000
   360,000* Netscape Communications Corp. ...............       13,320,000
   570,000* PsiNet, Inc. ................................       10,687,500
   140,000* Renaissance Worldwide Inc. ..................          997,500
   245,000* Solectron Corp. .............................       16,215,938
   290,000* Tech Data Corp. .............................       11,672,500
                                                              ------------
                                                               315,972,175
                                                              ------------

            MERCHANDISE - SPECIALTY - 0.06%
    40,000* SportsLine USA, Inc. ........................          690,000
                                                              ------------

            MISCELLANEOUS - 0.49%
   200,000* Brightpoint, Inc. ...........................        3,000,000
   140,000* Preview Travel Inc. .........................        2,660,000
                                                              ------------
                                                                 5,660,000
                                                              ------------



  NUMBER                                                        MARKET
 OF SHARES                                                      VALUE
 ---------                                                  -------------
            MULTIMEDIA - 2.95%
   720,000  Synopsys Inc. ...............................   $   34,110,000
                                                            --------------

            SECURITIES RELATED - 1.08%
   460,000  E*Trade Group, Inc. .........................       12,448,750
                                                            --------------

            SEMICONDUCTOR EQUIPMENT - 0.50%
   171,000* Galileo Technology Ltd. .....................        2,821,500
    85,000* Microchip Technology, Inc. ..................        2,959,063
                                                            --------------
                                                                 5,780,563
                                                            --------------

            SEMICONDUCTORS - 15.01%
   460,000* Altera Corp. ................................       22,568,750
 1,440,000* Analog Devices, Inc. ........................       29,430,000
   130,000* Applied Micro Circuits Corp. ................        4,355,000
   260,000* Burr Brown Corp. ............................        6,142,500
   215,000  Intel Corp. .................................       23,139,375
   950,000* Maxim Integrated Products ...................       37,287,500
   230,000  Texas Instruments Inc. ......................       17,566,250
   645,000* Xilinx, Inc. ................................       32,733,750
                                                            --------------
                                                               173,223,125
                                                            --------------

            TELECOMMUNICATIONS - 11.38%
   345,000  Airtouch Communications, Inc. ...............       19,729,688
   490,000  ICG Communications, Inc. ....................       11,270,000
   575,000* Intermedia Communications, Inc. .............        9,918,750
   580,000* MCI Worldcom Inc. ...........................       34,220,000
   170,000  Nokia Corp - ADR Series A ...................       16,660,000
   285,000* PanAmSat Corp. ..............................        9,583,125
   210,000* Premisys Communications Inc. ................        3,123,750
   200,000  QUALCOMM, Inc. ..............................       10,975,000
   315,000* Sanmina Corp. ...............................       15,690,938
    15,000* Sprint Corp. ................................          240,000
                                                            --------------
                                                               131,411,251
                                                            --------------

            UTILITIES - COMMUNICATION - 0.88%
   686,000* Vodafone Group Plc ..........................       10,141,824
                                                            --------------

            TOTAL COMMON STOCKS
            (Cost $862,796,437) .........................    1,070,192,299
                                                            --------------

================================================================================
          SCIENCE & TECHNOLOGY FUND - STATEMENT OF NET ASSETS CONTINUED
50                                                 November 30, 1998 (Unaudited)
================================================================================






  PAR                                                             MARKET
 VALUE                                                            VALUE
-----------                                                   ---------------

              CORPORATE SHORT TERM
              COMMERCIAL PAPER - 7.32%

              BEVERAGE - SOFT DRINKS - 0.66
              PepsiCo, Inc.,
$ 7,555,000    4.80% due 12/01/1998 .......................   $     7,555,000
                                                              ---------------

              CONGLOMERATES - 2.86%
              PHH Corp.,
33,022,000     5.40% due 12/08/1998 .......................        32,987,322
                                                              ---------------

              CONSUMER FINANCE - 1.30%
              Sears Roebuck Acceptance Corp.,
15,000,000     4.87% due 12/02/1998 .......................        14,997,969
                                                              ---------------

              FINANCE COMPANIES - 2.50%
 7,296,000    Ford Credit Europe PLC,
               4.95% due 12/04/1998 .......................         7,292,988
14,161,000    General Electric Capital Services Inc.,
               4.95% due 12/07/1998 .......................        14,149,311
 7,465,000    General Motors Acceptance Corp.,
               4.86% due 12/03/1998 .......................         7,462,982
                                                              ---------------
                                                                   28,905,281
                                                              ---------------

              TOTAL CORPORATE SHORT TERM
              COMMERCIAL PAPER
              (Cost $84,445,572) ..........................        84,445,572
                                                              ---------------

              TOTAL INVESTMENTS
              (Cost $947,242,009) - 100.03% ...............     1,154,637,871
              Other assets less liabilities,
               net - (0.03%) ..............................          (354,811)
                                                              ---------------

              NET ASSETS (equivalent
               to $24.22 per share on
               47,650,971 shares
               outstanding) - 100% ........................   $ 1,154,283,060
                                                              ===============

          * Non-income producing




NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  47,650,971 shares outstanding .............     $       476,510
Additional paid in capital ..................         845,123,742
Accumulated net realized gain on securities .         104,163,798
Accumulated net investment loss .............          (2,876,852)
Unrealized appreciation of investments ......         207,395,862
                                                  ---------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING ...............................     $ 1,154,283,060
                                                  ===============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
          SCIENCE & TECHNOLOGY FUND - FINANCIAL STATEMENTS (Unaudited)
                                                                             51
===============================================================================





STATEMENT OF OPERATIONS
For the six months ended November 30, 1998


INVESTMENT INCOME:
Dividends ......................................................................    $    346,950
Interest .......................................................................       1,551,824
                                                                                    ------------
  Total investment income ......................................................       1,898,774
                                                                                    ------------

EXPENSES:
Advisory fees ..................................................................       4,532,323
Custodian and accounting services ..............................................         115,404
Reports to shareholders ........................................................          76,185
Audit fees and tax services ....................................................          15,920
Directors' fees and expenses ...................................................          13,779
Miscellaneous ..................................................................          22,015
                                                                                    ------------
  Total expenses ...............................................................       4,775,626
                                                                                    ------------
NET INVESTMENT LOSS ............................................................      (2,876,852)
                                                                                    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments ....................................................  $   9,612,939
  Foreign currency transactions ..................................        (20,302)     9,592,637
                                                                    -------------
Net unrealized appreciation (depreciation) during the year:
  Investments ....................................................     97,127,945
  Foreign currency transactions ..................................       (329,583)    96,798,362
                                                                    -------------   ------------
  Net realized and unrealized gain on securities during the period .............     106,390,999
                                                                                    ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................    $103,514,147
                                                                                    ============





STATEMENT OF CHANGES IN NET ASSETS



                                                                             For the             For the
                                                                         six months ended   fiscal year ended
                                                                         November 30, 1998     May 31, 1998
                                                                         -----------------  -----------------
OPERATIONS:
Net investment loss ..................................................   $    (2,876,852)   $    (4,399,764)
Net realized gain on securities and foreign
 currency transactions ...............................................         9,592,637        111,229,008
Net unrealized appreciation (depreciation) of securities
 during the period ...................................................        96,798,362        (16,698,726)
                                                                         -----------------  -----------------
   Increase in net assets resulting from operations ..................       103,514,147         90,130,518
                                                                         -----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................................              --                 --
Net realized gain on securities ......................................              --                 --
  Decrease in net assets resulting from distributions
                                                                         -----------------  -----------------
    to shareholders ..................................................              --                 --
                                                                         -----------------  -----------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .....................................        66,426,237        217,275,229
Proceeds from capital stock issued for
 distributions reinvested ............................................              --                 --
                                                                         -----------------  -----------------
                                                                              66,426,237        217,275,229
Cost of capital stock repurchased ....................................       (38,798,263)       (89,246,756)
                                                                         -----------------  -----------------
  Increase in net assets resulting from capital
    stock transactions ...............................................        27,627,974        128,028,473
                                                                         -----------------  -----------------
TOTAL INCREASE IN NET ASSETS .........................................       131,142,121        218,158,991

NET ASSETS:
Beginning of period ..................................................     1,023,140,939        804,981,947
                                                                         -----------------  -----------------
End of period (including accumulated net investment loss
 of $(2,876,852) and $0) .............................................   $ 1,154,283,060    $ 1,023,140,938
                                                                         =================  =================

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .........................................         3,120,246         10,004,608
Shares issued for distributions reinvested ...........................              --                 --
Shares of capital stock repurchased ..................................        (1,824,435)        (4,133,577)
                                                                         -----------------  -----------------
  Increase in shares outstanding .....................................         1,295,811          5,871,031
Shares outstanding:
  Beginning of period ................................................        46,355,160         40,484,129
                                                                         -----------------  -----------------
  End of period ......................................................        47,650,971         46,355,160
                                                                         =================  =================




SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                 SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS
52                                                 November 30, 1998 (Unaudited)
================================================================================





  NUMBER                                                                  MARKET
 OF SHARES                                                                VALUE
----------                                                              -----------
            COMMON STOCKS - 98.49%

            ADVERTISING - 0.22%
     6,982  Interpublic Group Cos., Inc. ..........................     $   480,013
     7,561  Omnicom Group, Inc. ...................................         404,041
                                                                        ------------
                                                                            884,054
                                                                        ------------

            AEROSPACE/DEFENSE - 0.12%
       967  Crane Co. .............................................          31,246
    11,558  Goodrich (B.F.) Co. ...................................         438,482
                                                                        ------------
                                                                            469,728
                                                                        ------------

            AIRLINES - 0.31%
     9,636* AMR Corp. .............................................         635,374
     5,366  Delta Air Lines, Inc. .................................         288,087
    11,932  Southwest Airlines Co. ................................         256,538
     1,737* US Airways Group, Inc. ................................          90,324
                                                                        ------------
                                                                          1,270,323
                                                                        ------------

            APPLIANCES/FURNISHINGS - 0.10%
     3,075  Maytag Corp. ..........................................         166,434
     4,021  Whirlpool Corp. .......................................         225,176
                                                                        ------------
                                                                            391,610
                                                                        ------------

            AUTO - CARS - 0.34%
    14,357  Daimlerchrysler AG ....................................       1,316,357
     2,839  Meritor Automotive, Inc. ..............................          50,215
                                                                        ------------
                                                                          1,366,572
                                                                        ------------

            AUTO - ORIGINAL EQUIPMENT - 0.03%
       155  Arvin Industries, Inc. ................................           6,510
       944  Danaher Corp. .........................................          43,070
       903  Federal-Mogul Corp. ...................................          51,245
     1,006  Modine Manufacturing Co. ..............................          36,719
                                                                        ------------
                                                                            137,544
                                                                        ------------

            AUTO - REPLACEMENT PARTS - 0.19%
    22,878  Genuine Parts Co. .....................................         753,544
                                                                        ------------

            BANKS - NEW YORK CITY - 1.87%
    40,342  Bank of New York Co., Inc. ............................       1,381,714
   105,346  Citigroup Inc. ........................................       5,287,052
     8,534  J. P. Morgan & Co. Inc. ...............................         912,071
                                                                        -----------
                                                                          7,580,837
                                                                        -----------



  NUMBER                                                                  MARKET
 OF SHARES                                                                VALUE
----------                                                              -----------
            BANKS - OTHER - 4.08%
    86,158  BankAmerica Corp. .....................................     $ 5,616,425
    12,391  BankBoston Corp. ......................................         515,775
       256  Bankers Trust Corp. ...................................          22,272
    54,272  First Union Corp. .....................................       3,297,024
    28,311  Fleet Financial Group, Inc. ...........................       1,180,215
    11,807  Mellon Bank Corp. .....................................         743,103
    21,346  National City Corp. ...................................       1,435,519
     5,429  Providian Financial Corp. .............................         498,450
    89,438  Wells Fargo Co. .......................................       3,219,767
                                                                        ------------
                                                                         16,528,550
                                                                        ------------

            BANKS - REGIONAL - 3.18%
    65,801  Bank One Corp. ........................................       3,376,414
    44,828  Chase Manhattan Corp. .................................       2,843,776
     5,595  Comerica Inc. .........................................         360,878
    13,723  Fifth Third Bancorp ...................................         910,864
    23,409  KeyCorp ...............................................         718,364
     2,245  Northern Trust Corp. ..................................         181,284
    13,874  PNC Bank Corp. ........................................         715,378
     2,486  State Street Corp. ....................................         170,602
     3,649  Summit Bancorporation .................................         152,574
    13,197  SunTrust Banks, Inc. ..................................         921,316
    38,504  U.S. Bancorp ..........................................       1,417,429
    12,963  Wachovia Corp. ........................................       1,131,832
                                                                        ------------
                                                                         12,900,711
                                                                        ------------

            BEVERAGE - BREWERS/DISTRIBUTORS - 1.02%
       918  Adolph Coors Class B ..................................          45,671
    44,346  Anheuser-Busch Companies, Inc. ........................       2,688,476
     6,702  Brown-Forman Corp Class B .............................         487,571
    26,459  Seagram Co. Ltd. ......................................         907,874
                                                                        ------------
                                                                          4,129,592
                                                                        ------------

            BEVERAGE - SOFT DRINKS - 3.19%
   131,103  Coca-Cola Co. .........................................       9,185,404
    18,520  Coca Cola Enterprises, Inc. ...........................         700,288
    79,083  PepsiCo, Inc. .........................................       3,059,524
                                                                        ------------
                                                                         12,945,216
                                                                        ------------

            BROADCASTING - 1.59%
     9,819* Clear Channel Communications ..........................         459,038
    18,756  Comcast Corp. Class A Special .........................         912,011
    25,059* Media One Group Inc. ..................................       1,014,890
    25,926  Tele-Comm Liberty Media Group
             Class A ..............................................       1,095,374


  NUMBER                                                                  MARKET
 OF SHARES                                                                VALUE
----------                                                              -----------
            BROADCASTING - Continued
    29,737  U S WEST, Inc. ........................................     $1,851,128
    17,037* Viacom, Inc Class B ...................................      1,134,025
                                                                        ------------
                                                                         6,466,466
                                                                        ------------

            BUILDING MATERIALS - 0.37%
     3,313  Armstrong World Inds. Inc. ............................        220,729
    15,466  Lowe's Companies, Inc. ................................        653,439
     9,620  Sherwin-Williams Co. ..................................        272,968
     2,834  Vulcan Materials Co. ..................................        355,313
                                                                        ------------
                                                                         1,502,449
                                                                        ------------

            CHEMICAL - MAJOR - 0.62%
     6,899  Albemarle Corp. .......................................        128,494
     7,756  Morton International, Inc. ............................        228,317
    22,959  PPG Industries, Inc. ..................................      1,404,804
    22,104  Rohm and Haas Co. .....................................        772,259
                                                                        ------------
                                                                         2,533,874
                                                                        ------------

            CHEMICAL - MISCELLANEOUS - 0.38%
       666  Dexter Corp. ..........................................         21,354
     9,884  Ecolab Inc. ...........................................        305,786
    15,662  Ethyl Corp. ...........................................         91,035
       943  Ferro Corp. ...........................................         26,345
     3,023  Great Lakes Chemical Corp. ............................        120,731
     6,386  Lawter International, Inc. ............................         52,685
     5,822  Lubrizol Corp. ........................................        157,922
     5,496  Nalco Chemical Co. ....................................        183,773
     9,440  Praxair, Inc. .........................................        360,490
     6,820  Sigma Aldrich Corp. ...................................        219,093
                                                                        ------------
                                                                         1,539,214
                                                                        ------------

            CONGLOMERATES - 0.76%
     2,893  Alexander & Baldwin, Inc. .............................         66,539
     4,733  Ogden Corp. ...........................................        125,720
    19,389  Tenneco Inc. ..........................................        690,733
    33,633  Tyco International Ltd. ...............................      2,213,473
                                                                        ------------
                                                                         3,096,465
                                                                        ------------

            CONSUMER FINANCE - 0.32%
     3,276  Capital One Financial Corp. ...........................        360,360
    41,367  MBNA Corp. ............................................        938,514
                                                                        ------------
                                                                         1,298,874
                                                                        ------------

            CONTAINERS - METAL/GLASS - 0.22%
    15,643  Corning Inc. ..........................................        627,675

================================================================================
            SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED
November 30, 1998 (Unaudited)                                                53
================================================================================

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
         CONTAINERS - METAL/GLASS - Continued
 8,280*  Owens-Illinois, Inc. ..................................     $   265,995
                                                                     -----------
                                                                         893,670
                                                                     -----------

         CONTAINERS - PAPER - 0.13%
 4,457   Bemis Co., Inc. .......................................         168,530
   867   Chesapeake Corp. ......................................          30,074
 1,901*  Sealed Air Corp. ......................................          83,874
 7,590   Sonoco Products Co. ...................................         227,227
                                                                     -----------
                                                                         509,705
                                                                     -----------

         COSMETICS/TOILETRIES - 0.92%
10,847   Avon Products, Inc. ...................................         440,659
64,597   Gillette Co. ..........................................       2,967,425
 7,478   International Flavors &
          Fragrances, Inc. .....................................         313,142
                                                                     -----------
                                                                       3,721,226
                                                                     -----------

         DRUGS - 7.95%
 4,843   Allergan, Inc. ........................................         294,818
 3,659*  ALZA Corp. ............................................         191,183
75,268   American Home Products Corp. ..........................       4,008,021
15,548*  Amgen Inc. ............................................       1,169,987
   610   Bausch & Lomb Inc. ....................................          33,855
62,325   Bristol Myers Squibb Co. ..............................       7,638,708
 1,041   McKesson Corp. ........................................          74,106
67,196   Merck & Co., Inc. .....................................      10,406,981
45,471   Schering-Plough Corp. .................................       4,836,978
47,217   Warner-Lambert Co. ....................................       3,564,885
                                                                     -----------
                                                                      32,219,522
                                                                     -----------

         ELECTRICAL EQUIPMENT - 0.96%
22,443   AMP Inc. ..............................................       1,085,680
39,566   Emerson Electric Co. ..................................       2,571,790
 1,647   Thomas & Betts Corp. ..................................          71,337
 4,163   W. W. Grainger Inc. ...................................         175,888
                                                                     -----------
                                                                       3,904,695
                                                                     -----------

         ELECTRONIC INSTRUMENTS - 0.04%
 1,288   Integrated Device Technology ..........................           7,568
 1,458   Perkin-Elmer Corp. ....................................         135,959
                                                                     -----------
                                                                         143,527
                                                                     -----------

         ENTERTAINMENT - 1.82%
 5,228   Hasbro, Inc. ..........................................         183,307
13,552   Mattel, Inc. ..........................................         468,391

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
         ENTERTAINMENT - Continued
33,342   Time Warner Inc........................................     $ 3,525,917
99,916   Walt Disney Co.........................................       3,216,047
                                                                     -----------
                                                                       7,393,662
                                                                     -----------

         FINANCE COMPANIES - 0.99%
22,600   Associates First Capital Corp. ........................       1,759,975
38,686   Household International, Inc. .........................       1,513,590
 9,181   SunAmerica, Inc. ......................................         727,595
                                                                     -----------
                                                                       4,001,160
                                                                     -----------

         FINANCIAL SERVICES - 0.95%
33,175   American Express Co. ..................................       3,319,573
 4,508   Countrywide Credit Ind Inc. ...........................         223,147
 6,816   H & R Block Inc. ......................................         306,294
                                                                     -----------
                                                                       3,849,014
                                                                     -----------

         FOODS - 3.04%
20,839   BestFoods .............................................       1,211,267
28,610   Campbell Soup Co. .....................................       1,634,346
28,676   ConAgra, Inc. .........................................         901,502
13,796   General Mills, Inc. ...................................       1,041,598
27,854   H J Heinz Co. .........................................       1,624,236
 8,089   Hershey Foods Corp. ...................................         543,985
29,038   Kellogg Co. ...........................................       1,063,517
   927   Lance, Inc. ...........................................          18,250
14,219   Pioneer Hi-Bred International, Inc. ...................         425,681
 7,596   Quaker Oats Co. .......................................         466,205
21,527   Ralston Purina Co. ....................................         749,409
31,440   Sara Lee Corp. ........................................       1,835,310
 8,996   Wm. Wrigley Jr. Co. ...................................         792,774
                                                                     -----------
                                                                      12,308,080
                                                                     -----------

         FOOTWEAR - 0.15%
15,203   NIKE, Inc. Class B ....................................         608,120
                                                                     -----------

         FREIGHT - 0.10%
 5,943*  FDX Corp. .............................................         385,552
                                                                     -----------

         GOLD MINING - 0.28%
29,612   Barrick Gold Corp. ....................................         592,240
24,548   Battle Mountain Gold Co. ..............................         115,069
10,410   Homestake Mining Co. ..................................         111,908
22,615   Placer Dome Inc. ......................................         329,332
                                                                     -----------
                                                                       1,148,549
                                                                     -----------

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
         GOVERNMENT SPONSORED - 2.07%
44,547   Federal Home Loan Mortgage Corp. ......................     $ 2,695,094
71,684   Federal National Mortgage
          Association ..........................................       5,215,012
11,078   SLM Holding Corp. .....................................         487,432
                                                                     -----------
                                                                       8,397,538
                                                                     -----------

         FUNERAL SERVICES - 0.17%
18,716   Service Corp. International ...........................         699,511
                                                                     -----------

         HARDWARE & TOOLS - 0.07%
 4,919   Black & Decker Corp. ..................................         266,548
   396   Stanley Works .........................................          12,104
                                                                     -----------
                                                                         278,652
                                                                     -----------

         HEALTHCARE - 0.50%
11,570   Cardinal Health, Inc. .................................         793,992
16,462*  HealthSouth Corp. .....................................         221,208
 4,828*  Humana Inc. ...........................................          95,655
 6,952   IMS Helath Inc. .......................................         461,439
 9,668   United HealthCare Corp. ...............................         436,269
                                                                     -----------
                                                                       2,008,563
                                                                     -----------

         HEAVY DUTY TRUCKS/PARTS - 0.25%
18,485   Dana Corp. ............................................         720,915
 6,394   PACCAR Inc. ...........................................         290,927
                                                                     -----------
                                                                       1,011,842
                                                                     -----------

         HOSPITAL MANAGEMENT - 0.27%
31,951   Columbia/HCA Healthcare Corp. .........................         786,794
 9,822*  Tenet Healthcare Corp. ................................         290,364
                                                                     -----------
                                                                       1,077,158
                                                                     -----------

         HOSPITAL SUPPLIES - 3.95%
102,012  Abbott Laboratories ...................................       4,896,576
 20,733  Baxter International Inc. .............................       1,317,842
 14,699  Becton, Dickinson and Co. .............................         624,708
  2,614  Biomet, Inc. ..........................................          99,986
  7,927* Boston Scientific Corp. ...............................         392,388
  2,290  Hillenbrand Industries, Inc. ..........................         130,101
 80,389  Johnson & Johnson .....................................       6,531,606
 29,249  Medtronic, Inc. .......................................       1,979,793
    888  St. Jude Medical, Inc. ................................          25,808
                                                                     -----------
                                                                      15,998,808
                                                                     -----------

================================================================================
            SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED
54                                                 November 30, 1998 (Unaudited)
================================================================================

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------

         HOUSEHOLD PRODUCTS - 3.09%
  5,356  Clorox Co..............................................     $   594,851
 18,357  Colgate-Palmolive Co. .................................       1,571,819
  4,593  Newell Co. ............................................         203,240
 78,261  Procter & Gamble Co. ..................................       6,857,620
  2,717  Rubbermaid, Inc. ......................................          89,832
 41,215  Unilever N V - ADR ....................................       3,186,435
                                                                     -----------
                                                                      12,503,797
                                                                     -----------

         INFORMATION PROCESSING -
         BUSINESS SOFTWARE - 3.78%
  6,811* BMC Software, Inc. ....................................         347,787
110,589* Microsoft Corp. .......................................      13,491,858
 41,590* Oracle Corp. ..........................................       1,424,458
  2,227* Peoplesoft Inc. .......................................          45,793
                                                                     -----------
                                                                      15,309,896
                                                                     -----------

         INFORMATION PROCESSING -
         COMPUTER HARDWARE SYSTEMS - 1.81%
  4,855* Apple Computer, Inc. ..................................         155,057
 75,429  Compaq Computer Corp. .................................       2,451,443
 55,978* Dell Computer Corp. ...................................       3,404,162
    402  OEA, Inc. .............................................           5,251
 17,799  Sun Microsystems, Inc. ................................       1,318,238
                                                                     -----------
                                                                       7,334,151
                                                                     -----------

         INFORMATION PROCESSING -
         COMPUTER SERVICES - 0.88%
    582* America Online, Inc. ..................................          50,961
 21,283  Automatic Data Processing, Inc. .......................       1,638,791
 28,235  Electronic Data Systems Corp. .........................       1,101,165
 18,728  First Data Corp. ......................................         499,804
  5,849  Paychex, Inc. .........................................         290,988
                                                                     -----------
                                                                       3,581,709
                                                                     -----------

         INFORMATION PROCESSING -
         COMPUTER SOFTWARE - 0.14%
 18,150  HBO & Co. .............................................         452,616
  6,713* Parametric Technology Corp. ...........................         114,121
                                                                     -----------
                                                                         566,737
                                                                     -----------

         INFORMATION PROCESSING -
         DATA SERVICES - 4.59%
    214* Adobe Systems Inc. ....................................           9,577
 29,335* Cendant Corp. .........................................         557,365
  3,872  Comdisco, Inc. ........................................          70,664


 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
         INFORMATION PROCESSING -
         DATA SERVICES - Continued
 24,771  Computer Associates International .....................     $ 1,096,117
  5,653* Computer Sciences Corp. ...............................         322,928
 22,783* E M C Corp. ...........................................       1,651,768
  5,970* Gateway 2000, Inc. ....................................         335,066
 52,143  Hewlett Packard Co. ...................................       3,271,973
 45,095  International Business Machine ........................       7,440,675
  2,183* Novell, Inc ...........................................          36,156
 20,235  Pitney Bowes Inc. .....................................       1,133,160
  9,167* Seagate Technology ....................................         270,427
 10,621* Unisys Corp. ..........................................         302,699
 19,579  Xerox Corp. ...........................................       2,104,743
                                                                     -----------
                                                                      18,603,318
                                                                     -----------

         INFORMATION PROCESSING -
         NETWORKING - 1.59%
  7,938* Ascend Communications Inc. ............................         446,016
 69,912* Cisco Systems, Inc. ...................................       5,269,617
  5,053* General Insturment Corp. ..............................         142,116
 15,240* 3Com Corp. ............................................         589,598
                                                                     -----------
                                                                       6,447,347
                                                                     -----------

         INSURANCE - CASUALTY - 0.41%
  7,669  Chubb Corp. ...........................................         537,309
  3,031  Progressive Corp. .....................................         449,725
  3,366  SAFECO Corp. ..........................................         144,528
 14,868  St. Paul Companies, Inc. ..............................         524,097
                                                                     -----------
                                                                       1,655,659
                                                                     -----------

         INSURANCE - LIFE - 0.65%
  8,261  Aetna Inc. ............................................         638,679
 12,315  Conseco Inc. ..........................................         407,934
  3,331  Jefferson-Pilot Corp. .................................         227,341
  8,032  Lincoln National Corp. ................................         672,178
  2,856  Torchmark Corp. .......................................         108,528
  5,626  Transamerica Corp. ....................................         597,763
                                                                     -----------
                                                                       2,652,423
                                                                     -----------

         INSURANCE - MISCELLANEOUS -0.32%
  4,696  General Re Corp. ......................................       1,096,516
  3,865  UNUM Corp. ............................................         208,227
                                                                     -----------
                                                                       1,304,743
                                                                     -----------

         INSURANCE - MULTILINE - 2.85%
    521  AFLAC Inc. ............................................          19,212

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
         INSURANCE - MULTILINE - Continued
 47,656  Allstate Corp. ........................................     $ 1,941,982
 57,545  American International Group, Inc. ....................       5,409,230
 18,684  Aon Corp. .............................................       1,076,666
 14,197  CIGNA Corp. ...........................................       1,104,704
  4,572  Cincinnati Financial Corp. ............................         178,594
 10,892  Hartford Financial Services Group .....................         601,102
 21,178  Marsh & McLennan Companies Inc. .......................       1,232,295
                                                                     -----------
                                                                      11,563,785
                                                                     -----------

         LEISURE TIME - 0.01%
  2,483  Brunswick Corp. .......................................          54,626
                                                                     -----------

         LODGING - 0.05%
  3,716  Hilton Hotels Corp. ...................................          80,823
  4,542  Marriott International Inc. ...........................         133,421
                                                                     -----------
                                                                         214,244
                                                                     -----------

         MACHINERY - AGRICULTURE - 0.14%
  1,089  Case Corp. ............................................          26,408
 15,791  Deere & Co. ...........................................         551,698
                                                                     -----------
                                                                         578,106
                                                                     -----------

         MACHINERY -
         CONSTRUCTION & CONTRACTS - 0.32%
 25,989  Caterpillar Inc. ......................................       1,284,831
    178  Foster Wheeler Corp. ..................................           3,048
                                                                     -----------
                                                                       1,287,879
                                                                     -----------

         MACHINERY - INDUSTRIAL/SPECIALTY - 0.95%
  1,530  Aeroquip-Vickers, Inc. ................................          55,654
  1,790  Albany International Corp. Class A ....................          34,010
 12,247  Cooper Industries, Inc. ...............................         601,634
 14,995  Dover Corp. ...........................................         534,197
 21,581  Illinois Tool Works Inc. ..............................       1,371,742
  9,643  Ingersoll-Rand Co. ....................................         451,413
  7,015  Johnson Controls, Inc. ................................         405,993
  6,135  Newport News Shipbuilding .............................         172,547
  4,445  Pall Corp. ............................................         103,346
  1,704  Tidewater, Inc. .......................................          39,299
  4,319  Timken Co. ............................................          83,141
                                                                     -----------
                                                                       3,852,976
                                                                     -----------

         MEDICAL TECHNOLOGY - 0.16%
  7,674  Guidant Corp. .........................................         658,525
                                                                     -----------

================================================================================
            SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED
November 30, 1998 (Unaudited)                                                55
================================================================================

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
          MERCHANDISE - DRUG - 0.63%
  16,609  CVS Corp...............................................     $  820,069
   9,062  Rite Aid Corp. ........................................        420,250
  24,751  Walgreen Co. ..........................................      1,328,819
                                                                      ----------
                                                                       2,569,138
                                                                      ----------

          MERCHANDISE - SPECIALTY - 1.66%
   2,323  American Greetings Corp. Class A ......................         98,292
   7,442* CostCo Companies, Inc. ................................        466,986
     784  Dollar General Corp. ..................................         18,669
  19,841  Fortune Brands, Inc. ..................................        675,834
  16,375  Gap, Inc. .............................................      1,204,586
  69,921  Home Depot, Inc. ......................................      3,478,570
   2,378  Ikon Office Solutions Inc. ............................         23,186
   1,256* Kohl's Corp. ..........................................         61,780
   4,585  Limited, Inc. .........................................        132,678
   1,741  Nordstrom, Inc. .......................................         64,852
   8,063* Staples, Inc. .........................................        281,701
     852  Tandy Corp. ...........................................         38,393
   5,368  TJX Companies, Inc. ...................................        137,555
   1,477* Toys "R" Us, Inc. .....................................         29,171
                                                                      ----------
                                                                       6,712,253
                                                                      ----------

          MERCHANDISING - DEPARTMENT - 0.36%
  18,846  Dayton Hudson Corp. ...................................        848,070
   1,473* Federated Dept Stores, Inc ............................         61,406
   9,407  May Department Stores Co. .............................        567,360
                                                                      ----------
                                                                       1,476,836
                                                                      ----------

          MERCHANDISING - FOOD - 0.95%
  13,905  Albertsons, Inc. ......................................        793,454
  11,529  American Stores Co. ...................................        386,942
  12,063  Kroger Co. ............................................        640,093
  24,303* Safeway, Inc. .........................................      1,283,502
  15,689  SYSCO Corp. ...........................................        422,622
   7,888  Winn-Dixie Stores, Inc. ...............................        317,985
                                                                      ----------
                                                                       3,844,598
                                                                      ----------

          MERCHANDISING - MASS - 2.50%
   3,008  Fred Meyer, Inc. ......................................        153,032
  18,996* KMart Corp. ...........................................        289,689
  14,083  J.C. Penney Co., Inc. .................................        774,565
  20,895  Sears Roebuck and Co. .................................        991,207
 105,190  Wal-Mart Stores, Inc. .................................      7,922,122
                                                                      ----------
                                                                      10,130,615
                                                                      ----------

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
          METALS - ALUMINUM - 0.19%
  28,390  Alcan Aluminium Ltd....................................        755,884
                                                                       ---------

          METALS - COPPER - 0.02%
   4,739  Newmont Mining Corp. ..................................         94,188
                                                                       ---------

          METALS - MISCELLANEOUS - 0.17%
   7,437  Engelhard Corp. .......................................        143,627
     622* Freeport-McMoRan Copper & Gold
           Class B ..............................................          8,125
  29,208  Inco Limited ..........................................        337,718
   4,188  Precision Castparts Corp. .............................        185,057
                                                                       ---------
                                                                         674,527
                                                                       ---------

          METALS - STEEL- 0.03%
   1,127  Cleveland-Cliffs Inc. .................................         42,896
   4,705  Oregon Steel Mills, Inc. ..............................         59,695
   1,948  Worthington Industries, Inc. ..........................         23,741
                                                                       ---------
                                                                         126,332
                                                                       ---------

          MOBILE HOMES - 0.02%
   1,840  Fleetwood Enterprises, Inc. ...........................         61,985
                                                                       ---------

          MISCELLANEOUS - 0.11%
   1,815  BB & T Corp. ..........................................         67,042
   8,755  Equifax Inc. ..........................................        363,333
                                                                       ---------
                                                                         430,375
                                                                       ---------

          MULTIMEDIA - 0.01%
     629  Meredith Corp. ........................................         24,413
                                                                       ---------

          NATURAL GAS-DIVERSIFIED - 0.26%
   3,832  Eastern Enterprises ...................................        155,436
   6,901  El Paso Energy Corp. ..................................        235,497
   5,980* Seagull Energy Corp. ..................................         48,961
  20,348  Sonat Inc. ............................................        604,081
                                                                       ---------
                                                                       1,043,975
                                                                       ---------

          OIL - INTEGRATED DOMESTIC - 1.62%
  17,015  Amerada Hess Corp. ....................................        944,332
   9,366  Ashland Oil, Inc. .....................................        455,421
  33,552* Burlington Resources, Inc. ............................      1,195,290
  17,387  Oryx Energy Co. .......................................        240,158
  12,661  Pennzoil Co. ..........................................        470,040
  50,279  Phillips Petroleum Co. ................................      2,111,718


 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
          OIL - INTEGRATED DOMESTIC - Continued
  40,022  USX-Marathon Group ....................................     $1,135,624
                                                                      ----------
                                                                       6,552,583
                                                                      ----------

          OIL - INTEGRATED INTERNATIONAL - 1.35%
  22,340  Murphy Oil Corp. ......................................        890,807
  79,434  Texaco Inc. ...........................................      4,572,420
                                                                      ----------
                                                                       5,463,227
                                                                      ----------

          OIL - SERVICES - 0.89%
  31,126  Baker Hughes Inc. .....................................        569,994
  39,382  Halliburton Co. .......................................      1,156,846
     494  McDermott International, Inc. .........................         13,245
  40,349  Schlumberger Ltd. .....................................      1,803,095
     484* Smith International, Inc. .............................         11,677
   2,002  Transocean Offshore, Inc. .............................         49,424
                                                                      ----------
                                                                       3,604,281
                                                                      ----------

          OIL/GAS PRODUCERS - 0.64%
  16,319  Anadarko Petroleum Corp. ..............................        459,991
  18,577  Apache Corp. ..........................................        427,271
   6,387  Helmerich & Payne, Inc. ...............................        110,176
   9,231  Noble Affiliates, Inc. ................................        233,659
   9,623* Ocean Energy, Inc. ....................................         78,186
  14,437  Pioneer Natural Resources Corp. .......................        191,290
   3,155* Ranger Oil Ltd. .......................................         14,986
   8,873  Sunoco Inc. ...........................................        300,572
   8,908  Ultramar Diamond Shamrock .............................        229,381
  39,531  Union Pacific Resources Group Inc. ....................        442,253
   4,686  Valero Energy Corp. ...................................         98,406
                                                                      ----------
                                                                       2,586,171
                                                                      ----------

          PAPER/FOREST PRODUCTS - 0.87%
   9,409  Avery Dennison Corp. ..................................        451,043
  44,025  Kimberly-Clark Corp. ..................................      2,316,815
   9,697  Longview Fibre Co. ....................................        109,697
   6,736  Louisiana Pacific Corp. ...............................        114,512
   5,086  Rayonier Inc. .........................................        216,155
   8,529  Willamette Industries, Inc. ...........................        297,981
                                                                      ----------
                                                                       3,506,203
                                                                      ----------

          POLLUTION CONTROL - 0.31%
   7,181  Browning-Ferris Industries Inc. .......................        211,839
  24,596  Waste Management, Inc. ................................      1,054,553
                                                                      ----------
                                                                       1,266,392
                                                                      ----------

================================================================================
            SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED
56                                                 November 30, 1998 (Unaudited)
================================================================================

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
          PUBLISHING - NEWS - 0.66%
   3,550  Dow Jones & Co., Inc. .................................     $  169,734
  21,631  Gannett Co., Inc. .....................................      1,396,551
   2,042  Knight-Ridder, Inc. ...................................        105,035
  12,670  New York Times Co. Class A ............................        393,562
   3,357  Times Mirror Co. ......................................        196,804
   4,887  Tribune Co. ...........................................        313,379
     221  Washington Post Co. Class B ...........................        117,613
                                                                      ----------
                                                                       2,692,678
                                                                      ----------

          PUBLISHING/PRINTING - 0.41%
  12,865  Deluxe Corp. ..........................................        447,058
  11,572  Dun & Bradstreet Corp. ................................        349,329
   9,560  McGraw-Hill, Inc. .....................................        855,620
                                                                      ----------
                                                                       1,652,007
                                                                      ----------

          RAILROAD - 1.00%
  30,788  Burlington Northern Santa Fe ..........................      1,046,792
  19,301  CSX Corp. .............................................        804,610
  36,210  Norfolk Southern Corp. ................................      1,099,878
  22,861  Union Pacific Corp. ...................................      1,111,616
                                                                      ----------
                                                                       4,062,896
                                                                      ----------

          RESTAURANTS - 0.76%
  41,208  McDonald's Corp. ......................................      2,887,136
   3,962* Tricon Global Restaurants, Inc. .......................        180,518
                                                                      ----------
                                                                       3,067,654
                                                                      ----------

          SAVINGS & LOAN - 0.27%
   1,631  Golden West Financial Corp. ...........................        154,435
  24,630  Washington Mutual, Inc. ...............................        954,412
                                                                      ----------
                                                                       1,108,847
                                                                      ----------

          SECURITIES RELATED - 1.15%
  11,720  Charles Schwab Corp. ..................................        660,715
  13,873  Franklin Resources, Inc. ..............................        593,070
   1,764  Lehman Brothers Holdings, Inc. ........................         88,090
  16,058  Merrill Lynch & Co., Inc. .............................      1,204,350
  30,014  Morgan Stanley, Dean Witter,
           Discover and Co. .....................................      2,093,480
                                                                      ----------
                                                                       4,639,705
                                                                      ----------

          SEMICONDUCTOR EQUIPMENT - 0.14%
  13,858* Applied Materials, Inc. ...............................        536,997

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
          SEMICONDUCTOR EQUIPMENT - Continued
     314* KLA-Tencor Corp. ......................................    $    10,696
                                                                     -----------
                                                                         547,693
                                                                     -----------

          SEMICONDUCTORS - 2.56%
   2,230* Advanced Micro Devices, Inc. ..........................         61,743
  78,086  Intel Corp. ...........................................      8,404,005
   2,966* LSI Logic Corp. .......................................         45,973
   8,484* Micron Technology, Inc. ...............................        350,495
   3,301* National Semiconductor Corp. ..........................         47,451
  19,103  Texas Instruments Inc. ................................      1,458,992
                                                                     -----------
                                                                      10,368,659
                                                                     -----------

          TELECOMMUNICATIONS - 3.35%
  20,520* Airtouch Communications, Inc. .........................      1,173,487
  12,745  ALLTEL Corp. ..........................................        675,485
  61,855  Lucent Technologies, Inc. .............................      5,323,396
  75,986* MCI Worldcom Inc. .....................................      4,483,174
   1,203* Nextel Communications, Inc. Class A ...................         25,865
  30,524  Northern Telecom Ltd. .................................      1,425,089
     832  Scientific-Atlanta, Inc. ..............................         16,120
   8,219* Tellabs, Inc. .........................................        444,340
                                                                     -----------
                                                                      13,566,956
                                                                     -----------

          TEXTILE - PRODUCTS - 0.07%
   5,513  V F Corp. .............................................        270,482
                                                                     -----------

          UTILITIES - COMMUNICATION - 6.08%
  58,182  Ameritech Corp. .......................................      3,149,101
  89,928  A T & T Corp. .........................................      5,603,638
  84,720  Bell Atlantic Corp. ...................................      4,712,550
  55,868  BellSouth Corp. .......................................      4,874,483
  95,035  SBC Communications, Inc. ..............................      4,555,740
  21,687  Sprint Corp. FON Group ................................      1,577,729
  10,844  Sprint Corp. PCS Group ................................        173,496
                                                                     -----------
                                                                      24,646,737
                                                                     -----------

          UTILITIES - ELECTRIC - 2.49%
   6,280* AES Corp. .............................................        287,310
  22,975  Allegheny Energy, Inc. ................................        775,406
  29,604  Cinergy Corp. .........................................      1,023,188
   3,383  Cleco Corp. ...........................................        115,656
   6,006  Hawaiian Electric Industries ..........................        233,859
   7,014  Idacorp Inc. ..........................................        244,613
   5,481  Indiana Energy, Inc. ..................................        124,015
   1,790  IPALCO Enterprises, Inc. ..............................         89,724

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
          UTILITIES - ELECTRIC - Continued
   4,302  Kansas City Power & Light Co. .........................   $    127,716
  24,336  LG&E Energy Corp. .....................................        681,408
   6,329  Minnesota Power Inc. ..................................        264,631
  10,315  Montana Power Co. .....................................        522,841
   9,560  Nevada Power Co. ......................................        226,453
  20,879  New Century Energies, Inc. ............................      1,003,497
  22,287  NIPSCO Industries, Inc. ...............................        653,288
  15,157  OGE Energy Corp. ......................................        423,449
  55,779  PacifiCorp ............................................      1,045,856
  22,242  Potomac Electric Power Co. ............................        579,682
  15,868  Puget Sound Energy Inc. ...............................        430,420
  24,709  TECO Energy, Inc. .....................................        664,054
  10,086  UtiliCorp United Inc. .................................        354,901
   8,187  Washington Gas Light Co. ..............................        208,768
                                                                    ------------
                                                                      10,080,735
                                                                    ------------

          UTILITIES - GAS, DISTRIBUTION - 0.44%
  10,694  AGL Resources, Inc. ...................................        230,589
  24,486  Keyspan Energy Corp. ..................................        726,928
   1,622  MCN Energy Group Inc. .................................         30,716
  11,619  National Fuel Gas Co. .................................        533,747
   6,130  NICOR Inc. ............................................        257,843
     296  Tosco Corp. ...........................................          7,733
                                                                    ------------
                                                                       1,787,556
                                                                    ------------

          UTILITIES - GAS, PIPELINE - 1.21%
  10,633  Columbia Energy Group .................................        603,423
  20,241  Consolidated Natural Gas Co. ..........................      1,099,339
  34,124  Enron Corp. ...........................................      1,793,643
   8,186  ONEOK Inc. ............................................        284,975
   6,624  Peoples Energy Corp. ..................................        249,642
  30,930  Williams Companies, Inc. ..............................        891,171
                                                                    ------------
                                                                       4,922,193
                                                                    ------------

          WATER SERVICES - 0.05%
   6,927  American Water Works Co., Inc. ........................        214,304
                                                                    ------------

          TOTAL COMMON STOCKS
          (Cost $336,510,956) ...................................    399,077,176
                                                                    ------------

================================================================================
            SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED
November 30, 1998 (Unaudited)                                                57
================================================================================

   PAR                                                                 MARKET
  VALUE                                                                VALUE
---------                                                           -----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 1.20%

            SECURITIES RELATED - 0.77%
$3,128,000  Merrill Lynch & Co., Inc.,
             5.00% due 12/01/1998 ..............................    $  3,128,000

            UTILITIES - ELECTRIC - 0.43%
 1,725,000  Conagra,
             5.52% due 12/02/1998 ..............................       1,724,735
                                                                    ------------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $4,852,735) ..................................       4,852,735
                                                                    ------------

            UNITED STATES GOVERNMENT
            SHORT TERM - 0.21%

            U.S. TREASURY BILLS - 0.21%
            United States Treasury Bills:
    50,000   4.17% due 01/14/1999 ..............................          49,745
   800,000   3.75% due 12/10/1998 ..............................         799,246
                                                                    ------------
                                                                         848,991
                                                                    ------------

            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM
            (Cost $848,991) ....................................         848,991
                                                                    ------------

            TOTAL INVESTMENTS
            (Cost $342,212,682) - 99.90% .......................     404,778,902
            Other assets less liabilities,
             net - 0.10% .......................................         412,235
                                                                    ------------
            NET ASSETS (equivalent
             to $23.60 per share on
             17,167,122 shares
             outstanding) - 100%................................    $405,191,137
                                                                    ============

          * Non-income producing

          NET ASSETS REPRESENTED BY:
          Capital stock, $.01 par value per share,
            1,000,000,000 shares authorized,
            17,167,122 shares outstanding ......................   $    171,671
          Additional paid in capital ...........................    297,453,642
          Accumulated net realized gain on securities ..........     44,746,911
          Undistributed net investment income ..................        252,693
          Unrealized appreciation of investments ...............     62,566,220
                                                                   ------------
          NET ASSETS APPLICABLE TO SHARES
            OUTSTANDING ........................................   $405,191,137
                                                                    ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
58            SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED
================================================================================

STATEMENT OF OPERATIONS
For the six months ended November 30, 1998

INVESTMENT INCOME:
Dividends ................................................................      $ 2,595,157
Interest .................................................................          254,776
                                                                                -----------
  Total investment income ................................................        2,849,933
                                                                                -----------

EXPENSES:
Advisory fees ............................................................          895,023
Custodian and accounting services ........................................           41,386
Reports to shareholders ..................................................           30,030
Audit fees and tax services ..............................................            7,090
Directors' fees and expenses .............................................            4,612
Miscellaneous ............................................................           10,787
                                                                                -----------
  Total expenses .........................................................          988,928
                                                                                -----------
NET INVESTMENT INCOME ....................................................        1,861,005
                                                                                -----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments .................................................  $ 8,525,578
  Futures contracts ...........................................      710,323      9,235,901
                                                                 -----------
Net unrealized appreciation of securities during the period:
  Investments .................................................   14,314,773
  Futures contracts ...........................................      136,333     14,451,106
                                                                 -----------    -----------
   Net realized and unrealized gain on securities during the period:......       23,687,007
                                                                                -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................      $25,548,012
                                                                                ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                         For the             For the
                                                                     six months ended    fiscal year ended
                                                                     November 30, 1998     May 31, 1998
                                                                     -----------------   ------------------
OPERATIONS:
Net investment income ............................................     $   1,861,005      $   2,820,855
Net realized gain on securities ..................................         9,235,901         36,311,508
Net unrealized appreciation of securities during
  the period .....................................................        14,451,106         21,289,379
                                                                       -------------      -------------
  Increase in net assets resulting from operations ...............        25,548,012         60,421,742
                                                                       -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................................        (1,783,819)        (2,737,376)
Net realized gain on securities ..................................                --         (9,562,689)
                                                                       -------------      -------------
  Decrease in net assets resulting from distributions to
  shareholders ...................................................        (1,783,819)       (12,300,065)
                                                                       -------------      -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .................................        49,005,457        120,526,570
Proceeds from capital stock issued for distributions
   reinvested ....................................................         1,783,819         12,300,065
                                                                       -------------      -------------
                                                                          50,789,276        132,826,635
Cost of capital stock repurchased ................................        (3,529,682)        (2,130,016)
                                                                       -------------      -------------
  Increase in net assets resulting from capital stock transactions        47,259,594        130,696,619
                                                                       -------------      -------------
TOTAL INCREASE IN NET ASSETS .....................................        71,023,787        178,818,296

NET ASSETS:
Beginning of period ..............................................       334,167,350        155,349,054
                                                                       -------------      -------------
End of period (including undistributed net investment income of
    $252,693 and $175,507) .......................................     $ 405,191,137      $ 334,167,350
                                                                       -------------      -------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .....................................         2,176,823          5,891,588
Shares issued for distributions reinvested .......................            79,799            618,253
Shares of capital stock repurchased ..............................          (169,963)          (106,789)
                                                                       -------------      -------------
    Increase in shares outstanding ...............................         2,086,659          6,403,052
Shares outstanding:
    Beginning of period ..........................................        15,080,463          8,677,411
                                                                       -------------      -------------
    End of period ................................................        17,167,122         15,080,463
                                                                       =============      =============

================================================================================
                 ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS
NOVEMBER 30, 1998 (UNAUDITED)                                                 59
================================================================================

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS - 56.78%

            ADVERTISING - 0.11%
     1,795  Interpublic Group Cos., Inc. ........................     $  123,406
     2,200  Omnicom Group, Inc. .................................        117,563
                                                                      ----------
                                                                         240,969
                                                                      ----------

            AEROSPACE/DEFENSE - 0.79%
    13,411  Boeing Co. ..........................................        544,822
       881  Crane Co. ...........................................         28,468
       558  EG & G, Inc. ........................................         15,589
     1,654  General Dynamics Corp. ..............................         96,035
       942  Goodrich (B.F.) Co. .................................         35,737
     2,583  Lockheed Martin Corp. ...............................        267,986
       932  Northrop Grumman Corp. ..............................         75,725
     4,518  Raytheon Co. Class B ................................        250,184
     1,578  TRW Inc. ............................................         86,889
     3,034  United Technologies Corp. ...........................        325,207
                                                                      ----------
                                                                       1,726,642
                                                                      ----------

            AIRLINES - 0.19%
     2,352* AMR Corp. ...........................................        155,085
     2,014  Delta Air Lines, Inc. ...............................        108,127
     4,414  Southwest Airlines Co. ..............................         94,901
     1,213* US Airways Group, Inc. ..............................         63,076
                                                                      ----------
                                                                         421,189
                                                                      ----------

            APPAREL & PRODUCTS - 0.02%
     1,000* Fruit of the Loom, Inc. Class A .....................         14,750
       910  Liz Claiborne, Inc. .................................         30,826
                                                                      ----------
                                                                          45,576
                                                                      ----------

            APPLIANCES/FURNISHINGS - 0.06%
     1,229  Maytag Corp. ........................................         66,520
     1,029  Whirlpool Corp. .....................................         57,624
                                                                      ----------
                                                                         124,144
                                                                      ----------

            AUTO - CARS - 0.91%
     5,334  Daimlerchrysler AG ..................................        489,065
    16,056  Ford Motor Co. ......................................        887,094
     8,678  General Motors Corp. ................................        607,460
                                                                      ----------
                                                                       1,983,619
                                                                      ----------

            AUTO - REPLACEMENT PARTS - 0.13%
     2,008  AutoZone, Inc. ......................................         60,491
     1,000  Cooper Tire & Rubber Co. ............................         19,563

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------

            AUTO - REPLACEMENT PARTS - Continued
     2,326  Genuine Parts Co. ...................................     $   76,613
     2,076  Goodyear Tire & Rubber Co. ..........................        117,813
       882  Pep Boys-Manny, Moe & Jack ..........................         12,457
                                                                      ----------
                                                                         286,937
                                                                      ----------

            BANKS - NEW YORK CITY - 0.97%
    10,016  Bank of New York Co., Inc. ..........................        343,048
    30,309  Citigroup Inc. ......................................      1,521,133
     2,384  J. P. Morgan & Co. Inc. .............................        254,790
                                                                      ----------
                                                                       2,118,971
                                                                      ----------

            BANKS - OTHER - 1.98%
    23,114  BankAmerica Corp. ...................................      1,506,744
     3,966  BankBoston Corp. ....................................        165,085
    12,927  First Union Corp. ...................................        785,315
     7,676  Fleet Financial Group, Inc. .........................        319,993
     3,488  Mellon Bank Corp. ...................................        219,526
     4,397  National City Corp. .................................        295,698
     1,274  Providian Financial Corp. ...........................        116,969
     1,510  Republic of New York Corp. ..........................         70,593
     1,700  Union Planters Corp. ................................         80,963
    21,536  Wells Fargo & Co. ...................................        775,296
                                                                      ----------
                                                                       4,336,182
                                                                      ----------

            BANKS - REGIONAL - 1.75%
    15,599  Bank One Corp. ......................................        800,424
    11,358  Chase Manhattan Corp. ...............................        720,523
     2,130  Comerica Inc. .......................................        137,385
     3,557  Fifth Third Bancorp .................................        236,096
     2,920  Huntington Bancshares, Inc. .........................         86,505
     5,980  KeyCorp .............................................        183,511
     2,100  Mercantile Bancorporation Inc. ......................         92,531
     1,500  Northern Trust Corp. ................................        121,125
     4,073  PNC Bank Corp. ......................................        210,014
     2,900  Regions Financial Corp. .............................        112,375
     2,200  State Street Corp. ..................................        150,975
     2,400  Summit Bancorporation ...............................        100,350
     2,785  SunTrust Banks, Inc. ................................        194,428
     3,500  Synovus Financial Corp. .............................         77,219
     9,921  U.S. Bancorp ........................................        365,217
     2,752  Wachovia Corp. ......................................        240,284
                                                                      ----------
                                                                       3,828,962
                                                                      ----------

            BEVERAGE - BREWERS/DISTRIBUTORS - 0.29%
       478  Adolph Coors Class B ................................         23,781

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------


            BEVERAGE - BREWERS/DISTRIBUTORS - Continued
     6,396  Anheuser-Busch Companies, Inc. ......................    $  387,757
       933  Brown-Forman Corp. Class B ..........................        67,876
     4,625  Seagram Co. Ltd. ....................................       158,695
                                                                     ----------
                                                                        638,109
                                                                     ----------

            BEVERAGE - SOFT DRINKS - 1.48%
    32,599  Coca-Cola Co. .......................................     2,283,967
     5,400  Coca Cola Enterprises, Inc. .........................       204,188
    19,461  PepsiCo, Inc. .......................................       752,897
                                                                     ----------
                                                                      3,241,052
                                                                     ----------

            BROADCASTING - 0.92%
     9,502* CBS Corp. ...........................................       283,278
     3,300* Clear Channel Communications, Inc. ..................       154,275
     4,884  Comcast Corp. Class A Special .......................       237,484
     8,063* Media One Group Inc. ................................       326,552
     6,967  Tele-Comm Liberty Media Group
             Class A ............................................       294,356
     6,609  U S WEST, Inc. ......................................       411,410
     4,750* Viacom, Inc Class B .................................       316,172
                                                                     ----------
                                                                      2,023,527
                                                                     ----------

            BUILDING MATERIALS - 0.19%
       505  Armstrong World Industries, Inc. ....................        33,646
     4,684  Lowe's Companies, Inc. ..............................       197,899
     4,534  Masco Corp. .........................................       130,919
     2,268  Sherwin-Williams Co. ................................        64,354
                                                                     ----------
                                                                        426,818
                                                                     ----------

            CHEMICAL - MAJOR - 0.88%
     3,019  Dow Chemical Co. ....................................       293,975
    14,962  E.I. du Pont de Nemours and Co. .....................       879,018
     1,253  Hercules, Inc. ......................................        41,192
     7,908  Monsanto Co. ........................................       358,331
     1,710  Morton International, Inc. ..........................        50,339
     2,335  PPG Industries, Inc. ................................       142,873
     2,329  Rohm and Haas Co. ...................................        81,369
     1,820  Union Carbide Corp. .................................        81,445
                                                                     ----------
                                                                      1,928,542
                                                                     ----------

            CHEMICAL - MISCELLANEOUS - 0.21%
     3,022  Air Products and Chemicals, Inc. ....................       115,214
     1,088  Eastman Chemical Co. ................................        63,036
     1,706  Ecolab Inc. .........................................        52,779
       400* FMC Corp. ...........................................        23,250

================================================================================
                 ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS
60                                                 NOVEMBER 30, 1998 (UNAUDITED)
================================================================================

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
            CHEMICAL - MISCELLANEOUS - Continued
       731  Great Lakes Chemical Corp. ..........................     $   29,194
       573  Millipore Corp. .....................................         16,116
       904  Nalco Chemical Co. ..................................         30,228
     2,086  Praxair, Inc. .......................................         79,659
     1,336  Sigma Aldrich Corp. .................................         42,919
     1,000  W.R. Grace & Co. ....................................         16,500
                                                                      ----------
                                                                         468,895
                                                                      ----------

            COAL - 0.01%
       100  NACCO Industries, Inc. Class A ......................          8,706
                                                                      ----------

            CONGLOMERATES - 0.68%
     7,460  Allied Signal Inc. ..................................        328,240
     1,600  ITT Industries, Inc. ................................         57,600
     1,581  Loews Corp. .........................................        158,100
     4,400  RJR Nabisco Holdings Corp. ..........................        126,775
     2,251  Tenneco Inc. ........................................         80,192
     2,156  Textron Inc. ........................................        167,494
     8,545  Tyco International Ltd. .............................        562,368
                                                                      ----------
                                                                       1,480,769
                                                                      ----------

            CONSUMER FINANCE - 0.15%
       900  Capital One Financial Corp. .........................         99,000
    10,061  MBNA Corp. ..........................................        228,259
                                                                      ----------
                                                                         327,259
                                                                      ----------

            CONTAINERS - METAL/GLASS - 0.13%
       400  Ball Corp. ..........................................         17,100
     3,092  Corning Inc. ........................................        124,067
     1,693  Crown Cork & Seal Co., Inc. .........................         57,138
       700  Owens Corning .......................................         26,119
     2,000* Owens-Illinois, Inc. ................................         64,250
                                                                      ----------
                                                                         288,674
                                                                      ----------

            CONTAINERS - PAPER - 0.05%
       700  Bemis Co., Inc. .....................................         26,469
     1,082* Sealed Air Corp. ....................................         47,743
       800  Temple-Inland Inc. ..................................         42,950
                                                                      ----------
                                                                         117,162
                                                                      ----------

            COSMETICS/TOILETRIES - 0.41%
       699  Alberto-Culver Co. Class B ..........................         17,912
     3,514  Avon Products, Inc. .................................        142,756
    14,892  Gillette Co. ........................................        684,102

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
            COSMETICS/TOILETRIES - Continued
     1,471  International Flavors &
             Fragrances, Inc. ...................................     $   61,598
                                                                      ----------
                                                                         906,368
                                                                      ----------

            DRUGS - 4.95%
       875  Allergan, Inc. ......................................         53,266
     1,114* ALZA Corp. ..........................................         58,206
    17,456  American Home Products Corp. ........................        929,532
     3,326* Amgen Inc. ..........................................        250,281
       792  Bausch & Lomb Inc. ..................................         43,956
    13,214  Bristol Myers Squibb Co. ............................      1,619,541
    14,560  Eli Lilly and Co. ...................................      1,305,850
    15,737  Merck & Co., Inc. ...................................      2,437,268
     6,711  Pharmacia & Upjohn, Inc. ............................        349,391
    17,342  Pfizer, Inc. ........................................      1,935,801
     9,754  Schering-Plough Corp. ...............................      1,037,582
    10,854  Warner-Lambert Co. ..................................        819,477
                                                                      ----------
                                                                      10,840,151
                                                                      ----------

            ELECTRICAL EQUIPMENT - 2.10%
     2,872  AMP Inc. ............................................        138,933
     2,184* Cabletron Systems, Inc. .............................         30,576
     5,788  Emerson Electric Co. ................................        376,220
    43,102  General Electric Co. ................................      3,900,731
       510  National Service Industries, Inc. ...................         19,699
     1,096  Raychem Corp. .......................................         37,333
       750  Thomas & Betts Corp. ................................         32,484
     1,296  W. W. Grainger Inc. .................................         54,756
                                                                      ----------
                                                                       4,590,732
                                                                      ----------

            ELECTRONIC INSTRUMENTS - 0.05%
       606  Perkin-Elmer Corp. ..................................         56,510
       650  Tektronix, Inc. .....................................         17,428
     2,176* Thermo Electron Corp. ...............................         36,720
                                                                      ----------
                                                                         110,658
                                                                      ----------

            ENTERTAINMENT - 0.89%
     1,339* Harrah's Entertainment, Inc. ........................         20,838
     1,766  Hasbro, Inc. ........................................         61,920
       936* King World Productions, Inc. ........................         25,506
     3,861  Mattel, Inc. ........................................        133,446
     7,963  Time Warner Inc. ....................................        842,087
    27,112  Walt Disney Co. .....................................        872,668
                                                                      ----------
                                                                       1,956,465
                                                                      ----------

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------

            FINANCE COMPANIES - 0.38%
     4,639  Associates First Capital Corp. ......................     $  361,262
     6,576  Household International, Inc. .......................        257,286
     2,800  SunAmerica, Inc. ....................................        221,900
                                                                      ----------
                                                                         840,448
                                                                      ----------

            FINANCIAL SERVICES - 0.35%
     6,121  American Express Co. ................................        612,483
     1,359  H & R Block Inc. ....................................         61,070
     1,500  Countrywide Credit Industries, Inc. .................         74,250
       117  Waddell & Reed Financial, Inc. ......................
             Class A ............................................          2,793
       506* Waddell & Reed Financial, Inc. ......................
             Class B ............................................         11,828
                                                                      ----------
                                                                         762,424
                                                                      ----------

            FOODS - 1.15%
     7,923  Archer Daniels Midland Co. ..........................        145,585
     3,838  BestFoods ...........................................        223,084
     5,950  Campbell Soup Co. ...................................        339,894
     6,482  ConAgra, Inc. .......................................        203,778
     2,034  General Mills, Inc. .................................        153,567
     4,834  H J Heinz Co. .......................................        281,883
     1,844  Hershey Foods Corp. .................................        124,009
     5,432  Kellogg Co. .........................................        198,947
     3,216  Pioneer Hi - Bred International Inc. ................         96,279
     1,819  Quaker Oats Co. .....................................        111,640
     4,100  Ralston Purina Co. ..................................        142,731
     6,196  Sara Lee Corp. ......................................        361,692
     1,576  Wm. Wrigley Jr. Co. .................................        138,885
                                                                      ----------
                                                                       2,521,974
                                                                      ----------

            FOOTWEAR - 0.07%
     3,831  NIKE, Inc. Class B ..................................        153,240
       700* Reebok International Ltd. ...........................         11,156
                                                                      ----------
                                                                         164,396
                                                                      ----------

            FREIGHT - 0.07%
     1,954* FDX Corp. ...........................................        126,766
       963  Ryder System, Inc. ..................................         27,505
                                                                      ----------
                                                                         154,271
                                                                      ----------

            FUNERAL SERVICES - 0.06%
     3,445  Service Corp. International .........................        128,757
                                                                      ----------

================================================================================
                 ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS
NOVEMBER 30, 1998 (UNAUDITED)                                                 61
================================================================================

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
            GOLD MINING - 0.09%
     4,983  Barrick Gold Corp. ..................................     $   99,660
     3,100  Battle Mountain Gold Co. ............................         14,532
     2,871  Homestake Mining Co. ................................         30,863
     3,279  Placer Dome Inc. ....................................         47,750
                                                                      ----------
                                                                         192,805
                                                                      ----------

            GOVERNMENT SPONSORED - 0.76%
     9,080  Federal Home Loan Mortgage Corp. ....................        549,340
    13,825  Federal National Mortgage
             Association ........................................      1,005,769
     2,300  SLM Holding Corp. ...................................        101,200
                                                                      ----------
                                                                       1,656,309
                                                                      ----------

            HARDWARE & TOOLS - 0.06%
     1,184  Black & Decker Corp. ................................         64,158
       784  Snap-on Inc. ........................................         26,656
     1,188  Stanley Works .......................................         36,308
                                                                      ----------
                                                                         127,122
                                                                      ----------

            HEALTHCARE - 0.28%
     2,650  Cardinal Health, Inc. ...............................        181,856
     1,400  HCR Manor Care Inc. .................................         44,450
     5,568  HealthSouth Corp. ...................................         74,820
     2,169  Humana Inc. .........................................         42,974
     2,201  IMS Health Inc. .....................................        146,091
     2,605  United HealthCare Corp. .............................        117,551
                                                                      ----------
                                                                         607,742
                                                                      ----------

            HEAVY DUTY TRUCKS/PARTS - 0.11%
       500  Cummins Engine Co., Inc. ............................         18,562
     2,153  Dana Corp. ..........................................         83,967
       978  Eaton Corp. .........................................         66,810
       927  Navistar International Corp. ........................         23,986
     1,088  PACCAR Inc. .........................................         49,504
                                                                      ----------
                                                                         242,829
                                                                      ----------

            HOME BUILDERS - 0.03%
       832  Centex Corp. ........................................         29,692
       500  Kaufman & Broad Home Corp. ..........................         12,594
       600  Pulte Corp. .........................................         15,262
                                                                      ----------
                                                                          57,548
                                                                      ----------

            HOSPITAL MANAGEMENT - 0.16%
     8,536  Columbia/HCA Healthcare Corp. .......................        210,199
       400  Shared Medical Systems Corp. ........................         20,950

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
            HOSPITAL MANAGEMENT - Continued
     4,081  Tenet Healthcare Corp. ..............................     $  120,645
                                                                      ----------
                                                                         351,794
                                                                      ----------

            HOSPITAL SUPPLIES - 1.61%
    20,348  Abbott Laboratories .................................        976,704
       719  Bard (C. R.), Inc. ..................................         32,939
     3,810  Baxter International Inc. ...........................        242,173
     3,294  Becton, Dickinson and Co. ...........................        139,995
     1,500  Biomet, Inc. ........................................         57,375
     2,573  Boston Scientific Corp. .............................        127,363
    17,848  Johnson & Johnson ...................................      1,450,150
     1,022  Mallinckrodt, Inc. ..................................         33,023
     6,232  Medtronic, Inc. .....................................        421,829
     1,147  St. Jude Medical, Inc. ..............................         33,335
                                                                      ----------
                                                                       3,514,886
                                                                      ----------

            HOUSEHOLD PRODUCTS - 1.51%
     1,348  Clorox Co. ..........................................        149,712
     3,916  Colgate-Palmolive Co. ...............................        335,308
     5,343  Minnesota Mining & Manufacturing ....................
             Co .................................................        429,110
     2,110  Newell Co. ..........................................         93,368
    17,738  Procter & Gamble Co. ................................      1,554,292
     1,990  Rubbermaid, Inc. ....................................         65,794
       800  Tupperware Corp. ....................................         13,950
     8,432  Unilever N V - ADR ..................................        651,899
                                                                      ----------
                                                                       3,293,433
                                                                      ----------

            INFORMATION PROCESSING - 0.09%
     5,700  HBO & Co. ...........................................        142,144
     3,556  Parametric Technology Corp. .........................         60,452
                                                                      ----------
                                                                         202,596
                                                                      ----------

            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 2.11%
     2,700  BMC Software, Inc. ..................................        137,869
    32,614  Microsoft Corp. .....................................      3,978,908
    12,920  Oracle Corp. ........................................        442,510
     3,000  Peoplesoft Inc. .....................................         61,687
                                                                      ----------
                                                                       4,620,974
                                                                      ----------

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------

            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 1.00%
     1,828  Apple Computer, Inc. ................................     $   58,382
    22,072  Compaq Computer Corp. ...............................        717,324
    16,756  Dell Computer Corp. .................................      1,018,974
     2,499  Silicon Graphics, Inc. ..............................         30,613
     4,978  Sun Microsystems, Inc. ..............................        368,683
                                                                      ----------
                                                                       2,193,976
                                                                      ----------

            INFORMATION PROCESSING -
            COMPUTER SERVICES - 0.41%
     4,029  Automatic Data Processing, Inc. .....................        310,233
       932  Ceridian Corp. ......................................         60,638
     6,500  Electronic Data Systems Corp. .......................        253,500
     5,898  First Data Corp. ....................................        157,403
     2,200  Paychex, Inc. .......................................        109,450
                                                                      ----------
                                                                         891,224
                                                                      ----------

            INFORMATION PROCESSING -
            DATA SERVICES - 2.43%
       900  Adobe Systems Inc. ..................................         40,275
       635  Autodesk, Inc. ......................................         23,098
    11,396  Cendant Corp. .......................................        216,524
     7,433  Computer Associates International,
             Inc ................................................        328,910
     2,070  Computer Sciences Corp. .............................        118,249
       700  Data General Corp. ..................................         12,688
     6,622  E M C Corp. .........................................        480,095
     2,100  Gateway 2000, Inc. ..................................        117,862
    13,765  Hewlett Packard Co. .................................        863,754
     1,665  Honeywell Inc. ......................................        133,096
    12,374  International Business Machines .....................      2,041,710
     4,684  Novell, Inc. ........................................         77,579
     3,606  Pitney Bowes Inc. ...................................        201,936
     3,218  Seagate Technology ..................................         94,931
     3,400  Unisys Corp. ........................................         96,900
     4,383  Xerox Corp. .........................................        471,172
                                                                      ----------
                                                                       5,318,779
                                                                      ----------

            INFORMATION PROCESSING -
            NETWORKING - 0.89%
     2,900  Ascend Communications Inc. ..........................        162,944
    20,574  Cisco Systems, Inc. .................................      1,550,765
     1,947  General Insturment Corp. ............................         54,759
     4,744  3Com Corp. ..........................................        183,534
                                                                      ----------
                                                                       1,952,002
                                                                      ----------

================================================================================
                 ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS
62                                                 NOVEMBER 30, 1998 (UNAUDITED)
================================================================================

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
            INSURANCE - CASUALTY - 0.23%
     2,184  Chubb Corp. .........................................     $  153,016
     1,000  Progressive Corp. ...................................        148,375
     1,953  SAFECO Corp. ........................................         83,857
     3,168  St. Paul Companies, Inc. ............................        111,672
                                                                      ----------
                                                                         496,920
                                                                      ----------

            INSURANCE - LIFE - 0.32%
     1,997  Aetna Inc. ..........................................        154,393
     4,307  Conseco Inc. ........................................        142,669
     1,596  Jefferson-Pilot Corp. ...............................        108,927
     1,440  Lincoln National Corp. ..............................        120,510
     2,070  Torchmark Corp. .....................................         78,660
       887  Transamerica Corp. ..................................         94,244
                                                                      ----------
                                                                         699,403
                                                                      ----------

            INSURANCE - MISCELLANEOUS - 0.23%
       997  General Re Corp. ....................................        232,799
     1,344  MBIA, Inc. ..........................................         87,024
     1,506  MGIC Investment Corp. ...............................         66,170
     2,014  UNUM Corp. ..........................................        108,504
                                                                      ----------
                                                                         494,497
                                                                      ----------

            INSURANCE - MULTILINE - 1.22%
    11,092  Allstate Corp. ......................................        451,999
    13,935  American International Group, Inc. ..................      1,309,890
     2,352  Aon Corp. ...........................................        135,534
     2,929  CIGNA Corp. .........................................        227,913
     2,200  Cincinnati Financial Corp. ..........................         85,937
     3,206  Hartford Financial Servics Group ....................        176,931
     3,426  Marsh & McLennan Companies Inc. .....................        199,350
     2,000  Provident Companies Inc. ............................         76,875
                                                                      ----------
                                                                       2,664,429
                                                                      ----------

            LEISURE TIME - 0.03%
     1,343  Brunswick Corp. .....................................         29,546
     2,400* Mirage Resorts, Inc. ................................         35,700
                                                                      ----------
                                                                          65,246
                                                                      ----------

            LODGING - 0.08%
     3,510  Hilton Hotels Corp. .................................         76,342
     3,288  Marriott International Inc. .........................         96,585
                                                                      ----------
                                                                         172,927
                                                                      ----------

            MACHINERY - AGRICULTURE - 0.06%
     1,011  Case Corp. ..........................................         24,517

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
            MACHINERY - AGRICULTURE - Continued
     3,270  Deere & Co. .........................................     $  114,245
                                                                      ----------
                                                                         138,762
                                                                      ----------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.14%
     4,840  Caterpillar Inc. ....................................        239,277
     1,003  Fluor Corp. .........................................         42,941
       526  Foster Wheeler Corp. ................................          9,008
       700  Harnischfeger Industries Inc. .......................          7,000
                                                                      ----------
                                                                         298,226
                                                                      ----------

            MACHINERY - INDUSTRIAL/SPECIALTY - 0.31%
       400  Aeroquip-Vickers, Inc. ..............................         14,550
       300  Briggs & Stratton Corp. .............................         15,131
     1,507  Cooper Industries, Inc. .............................         74,031
     2,920  Dover Corp. .........................................        104,025
     3,260  Illinois Tool Works Inc. ............................        207,214
     2,134  Ingersoll-Rand Co. ..................................         99,898
     1,087  Johnson Controls, Inc. ..............................         62,910
     1,595  Pall Corp. ..........................................         37,084
     1,504  Parker Hannifin Corp. ...............................         52,264
       800  Timken Co. ..........................................         15,400
                                                                      ----------
                                                                         682,507
                                                                      ----------

            MACHINE TOOLS - 0.01%
       544  Milacron Inc. .......................................         11,016
                                                                      ----------

            MEDICAL TECHNOLOGY - 0.08%
     2,006  Guidant Corp. .......................................        172,140
                                                                      ----------

            MERCHANDISE - DRUG - 0.36%
     5,178  CVS Corp. ...........................................        255,664
       497  Longs Drug Stores Corp. .............................         17,706
     3,462  Rite Aid Corp. ......................................        160,550
     6,604  Walgreen Co. ........................................        354,552
                                                                      ----------
                                                                         788,472
                                                                      ----------

            MERCHANDISE - SPECIALTY - 1.11%
       889  American Greetings Corp. Class A ....................         37,616
     1,351  Circuit City Stores, Inc. ...........................         48,889
     1,500* Consolidated Stores Corp. ...........................         32,250
     2,866* CostCo Companies, Inc. ..............................        179,841
     2,475  Dollar General Corp. ................................         58,936
     2,257  Fortune Brands, Inc. ................................         76,879
     5,147  Gap, Inc. ...........................................        378,626

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
            MERCHANDISE - SPECIALTY - Continued
    19,412  Home Depot, Inc. ....................................     $  965,747
     1,806  Ikon Office Solutions Inc. ..........................         17,608
       491  Jostens, Inc. .......................................         11,508
     2,100* Kohl's Corp. ........................................        103,294
     3,044  Limited, Inc. .......................................         88,086
     1,966  Nordstrom, Inc. .....................................         73,233
     3,800* Staples, Inc. .......................................        132,763
     4,156  TJX Companies, Inc. .................................        106,498
     1,282  Tandy Corp. .........................................         57,770
     3,433* Toys "R" Us, Inc. ...................................         67,802
                                                                      ----------
                                                                       2,437,346
                                                                      ----------

            MERCHANDISING - DEPARTMENT - 0.28%
     5,852  Dayton Hudson Corp. .................................        263,340
     1,430  Dillards, Inc. Class A ..............................         49,157
     2,816* Federated Department Stores, Inc. ...................        117,392
     3,057  May Department Stores Co. ...........................        184,375
                                                                      ----------
                                                                         614,264
                                                                      ----------

            MERCHANDISING - FOOD - 0.34%
     3,203  Albertsons, Inc. ....................................        182,771
     3,642  American Stores Co. .................................        122,235
       500  Great Atlantic & Pacific Tea Co., Inc. ..............         13,656
     3,342  Kroger Co. ..........................................        177,335
     1,592  Supervalu Inc. ......................................         41,093
     4,414  SYSCO Corp. .........................................        118,902
     1,979  Winn-Dixie Stores, Inc. .............................         79,778
                                                                      ----------
                                                                         735,770
                                                                      ----------

            MERCHANDISING - MASS - 1.31%
     2,000  Fred Meyer, Inc. ....................................        101,750
     3,348  J.C. Penney Co., Inc. ...............................        184,140
     6,576* KMart Corp. .........................................        100,284
     5,196  Sears Roebuck and Co. ...............................        246,485
     1,861* Venator Group, Inc. .................................         14,656
    29,574  Wal-Mart Stores, Inc. ...............................      2,227,292
                                                                      ----------
                                                                       2,874,607
                                                                      ----------

            METALS - ALUMINUM - 0.15%
     3,043  Alcan Aluminium Ltd. ................................         81,020
     2,490  Aluminum Co. of America .............................        184,571
       942  Reynolds Metals Co. .................................         51,692
                                                                      ----------
                                                                         317,283
                                                                      ----------

================================================================================
                 ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS
NOVEMBER 30, 1998 (UNAUDITED)                                                 63
================================================================================

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
            METALS - COPPER - 0.05%
       600  ASARCO Inc. .........................................     $   11,625
     2,273  Newmont Mining Corp. ................................         45,176
       759  Phelps Dodge Corp. ..................................         43,026
                                                                      ----------
                                                                          99,827
                                                                      ----------

            METALS - MISCELLANEOUS - 0.05%
     1,366  Cyprus Amax Minerals Co. ............................         15,539
     1,874  Engelhard Corp. .....................................         36,192
     2,453* Freeport-McMoRan Copper & Gold
             Inc. Class B .......................................         32,042
     2,207  Inco Limited ........................................         25,518
                                                                      ----------
                                                                         109,291
                                                                      ----------

            METALS - STEEL - 0.08%
     2,579  Allegheny Teldyne Inc. ..............................         53,030
     1,400* Armco Inc. ..........................................          5,512
     1,695* Bethlehem Steel Corp. ...............................         13,984
     1,167  Nucor Corp. .........................................         49,014
     1,215  USX-US Steel Group, Inc. ............................         29,692
     1,300  Worthington Industries, Inc. ........................         15,844
                                                                      ----------
                                                                         167,076
                                                                      ----------

            MOBILE HOMES - 0.01%
       500  Fleetwood Enterprises, Inc. .........................         16,844
                                                                      ----------

            MISCELLANEOUS - 0.10%
     3,900  BB & T Corp. ........................................        144,056
     2,000  Equifax Inc. ........................................         83,000
                                                                      ----------
                                                                         227,056
                                                                      ----------

            MULTIMEDIA - 0.01%
       702  Meredith Corp. ......................................         27,246
                                                                      ----------

            NATURAL GAS-DIVERSIFIED - 0.07%
     2,762  Coastal Corp. .......................................         96,325
       300  Eastern Enterprises .................................         12,169
     1,441  Sonat Inc. ..........................................         42,779
                                                                      ----------
                                                                         151,273
                                                                      ----------

            OIL - INTEGRATED DOMESTIC - 0.80%
     1,164  Amerada Hess Corp. ..................................         64,602
    12,588  Amoco Corp. .........................................        741,905
       962  Ashland Oil, Inc. ...................................         46,777
     4,308  Atlantic Richfield Co. ..............................        286,482

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
            OIL - INTEGRATED DOMESTIC - Continued
     2,363  Burlington Resources, Inc. ..........................     $   84,182
       667  Kerr-McGee Corp. ....................................         26,346
     4,707  Occidental Petroleum Corp. ..........................         95,317
     1,373* Oryx Energy Co. .....................................         18,965
       632  Pennzoil Co. ........................................         23,463
     3,384  Phillips Petroleum Co. ..............................        142,128
     3,811  USX-Marathon Group ..................................        108,137
     3,160  Unocal Corp. ........................................        107,045
                                                                      ----------
                                                                       1,745,349
                                                                      ----------

            OIL - INTEGRATED INTERNATIONAL - 2.64%
     8,659* Chevron Corp. .......................................        724,109
    32,228  Exxon Corp. .........................................      2,419,115
    10,300  Mobil Corp. .........................................        887,731
    28,392  Royal Dutch Pete Co. - ADR ..........................      1,334,424
     7,074  Texaco Inc. .........................................        407,197
                                                                      ----------
                                                                       5,772,576
                                                                      ----------

            OIL - SERVICES - 0.27%
     4,220  Baker Hughes Inc. ...................................         77,279
     5,791  Halliburton Co. .....................................        170,111
       781  McDermott International, Inc. .......................         20,941
     1,129* Rowan Companies, Inc. ...............................         11,078
     7,202  Schlumberger Ltd. ...................................        321,839
                                                                      ----------
                                                                         601,248
                                                                      ----------

            OIL/GAS PRODUCERS - 0.08%
     1,600  Anadarko Petroleum Corp. ............................         45,100
     1,300  Apache Corp. ........................................         29,900
       700  Helmerich & Payne, Inc. .............................         12,075
     1,204  Sunoco Inc. .........................................         40,785
     3,311  Union Pacific Resources Group Inc. ..................         37,042
                                                                      ----------
                                                                         164,902
                                                                      ----------

            PAPER/FOREST PRODUCTS - 0.58%
     1,563  Avery Dennison Corp. ................................         74,926
       766  Boise Cascade Corp. .................................         24,273
     1,307  Champion International Corp. ........................         54,322
     2,938  Fort James Corp. ....................................        114,949
     1,233  Georgia-Pacific Corp. ...............................         69,973
     4,062  International Paper Co. .............................        176,443
     7,234  Kimberly-Clark Corp. ................................        380,689
     1,443  Louisiana Pacific Corp. .............................         24,531
     1,368  Mead Corp. ..........................................         41,468

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
---------                                                            -----------
            PAPER/FOREST PRODUCTS - Continued
       415  Potlatch Corp. ......................................     $   15,692
     1,358  Smurfit-Stone Container Corp. .......................         19,101
       944  Union Camp Corp. ....................................         61,065
     1,321  Westvaco Corp. ......................................         37,153
     2,644  Weyerhaeuser Co. ....................................        132,530
     1,478  Willamette Industries, Inc. .........................         51,638
                                                                      ----------
                                                                       1,278,753
                                                                      ----------

            PHOTOGRAPHY - 0.15%
     4,234  Eastman Kodak Co. ...................................        307,230
       646  Polaroid Corp. ......................................         13,727
                                                                      ----------
                                                                         320,957
                                                                      ----------

            POLLUTION CONTROL - 0.20%
     2,259  Browning-Ferris Industries, Inc. ....................         66,640
     4,400  Laidlaw Inc. ........................................         43,725
     7,562  Waste Management, Inc. ..............................        324,221
                                                                      ----------
                                                                         434,586
                                                                      ----------

            PUBLISHING - NEWS - 0.27%
     1,227  Dow Jones & Co., Inc. ...............................         58,666
     3,738  Gannett Co., Inc. ...................................        241,334
       996  Knight-Ridder, Inc. .................................         51,232
     2,458  New York Times Co. Class A ..........................         76,352
     1,167  Times Mirror Co. ....................................         68,415
     1,601  Tribune Co. .........................................        102,664
                                                                      ----------
                                                                         598,663
                                                                      ----------

            PUBLISHING/PRINTING - 0.17%
     1,100  Deluxe Corp. ........................................         38,225
     2,286  Dun & Bradstreet Corp ...............................         69,009
       971  Harcourt General, Inc. ..............................         50,249
     1,278  McGraw-Hill, Inc. ...................................        114,381
     1,196  Moore Corp. Ltd. ....................................         13,081
     1,796  R R Donnelley and Son ...............................         76,218
                                                                      ----------
                                                                         361,163
                                                                      ----------

            RAILROAD - 0.29%
     6,299  Burlington Northern Santa Fe ........................        214,166
     2,876  CSX Corp. ...........................................        119,893
     5,005  Norfolk Southern Corp. ..............................        152,027
     3,246  Union Pacific Corp. .................................        157,837
                                                                      ----------
                                                                         643,923
                                                                      ----------

================================================================================
            ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
64                                                 November 30, 1998 (Unaudited)
================================================================================

 NUMBER                                                              MARKET
OF SHARES                                                             VALUE
---------                                                          -----------
             RESTAURANTS - 0.36%
  1,857      Darden Restaurants, Inc. ...........................  $    29,364
  9,061      McDonald's Corp. ...................................      634,836
  1,976*     Tricon Global Restaurants, Inc. ....................       90,032
  1,700      Wendy's International, Inc. ........................       34,000
                                                                   -----------
                                                                       788,232
                                                                   -----------

             SAVINGS & LOAN - 0.18%
    825      Golden West Financial Corp. ........................       78,117
  7,958      Washington Mutual, Inc. ............................      308,373
                                                                   -----------
                                                                       386,490
                                                                   -----------

             SECURITIES RELATED - 0.63%
  1,500      Bear Stearns Co., Inc. .............................       63,000
  3,500      Charles Schwab Corp. ...............................      197,313
  3,400      Franklin Resources, Inc. ...........................      145,350
  1,600      Lehman Brothers Holdings, Inc. .....................       79,900
  4,630      Merrill Lynch & Co., Inc. ..........................      347,250
  7,812      Morgan Stanley, Dean Witter,
              Discover and Co. ..................................      544,887
                                                                   -----------
                                                                     1,377,700
                                                                   -----------

             SEMICONDUCTOR EQUIPMENT - 0.10%
  4,866*     Applied Materials, Inc. ............................      188,557
  1,100*     KLA-Tencor Corp. ...................................       37,469
                                                                   -----------
                                                                       226,026
                                                                   -----------

             SEMICONDUCTORS - 1.66%
  1,957*     Advanced Micro Devices, Inc. .......................       54,184
 22,202      Intel Corp. ........................................    2,389,490
  1,910*     LSI Logic Corp. ....................................       29,605
  2,844*     Micron Technology, Inc. ............................      117,493
  7,890      Motorola, Inc. .....................................      489,180
  2,237*     National Semiconductor Corp. .......................       32,157
  2,517      Rockwell International Corp. .......................      123,176
  5,128      Texas Instruments Inc. .............................      391,651
                                                                   -----------
                                                                     3,626,936
                                                                   -----------

             TELECOMMUNICATIONS - 1.96%
  7,549*     Airtouch Communications, Inc. ......................      431,708
  3,584      ALLTEL Corp. .......................................      189,952
  1,124*     Andrew Corp. .......................................       17,984
  2,278      Frontier Corp. .....................................       68,625
  1,100      Harris Corp. .......................................       41,731
 17,408      Lucent Technologies, Inc. ..........................    1,498,176
 23,529*     MCI Worldcom Inc. ..................................    1,388,211

 NUMBER                                                              MARKET
OF SHARES                                                             VALUE
---------                                                          -----------
             TELECOMMUNICATIONS - Continued
  3,800*     Nextel Communications, Inc. ........................
              Class A............................................  $    81,700
  8,583      Northern Telecom Ltd. ..............................      400,719
  1,081      Scientific-Atlanta, Inc. ...........................       20,944
  2,604*     Tellabs, Inc. ......................................      140,779
                                                                   -----------
                                                                     4,280,529
                                                                   -----------

             TEXTILE - PRODUCTS - 0.05%
    500      Russell Corp. ......................................       11,907
    300      Springs Industries, Inc. Class A ...................       11,681
  1,600      V F Corp. ..........................................       78,500
                                                                   -----------
                                                                       102,088
                                                                   -----------

             TOBACCO - 0.86%
 32,229      Philip Morris Cos Inc. .............................    1,802,810
  2,427      UST Inc. ...........................................       84,338
                                                                   -----------
                                                                     1,887,148
                                                                   -----------

             UTILITIES - COMMUNICATION - 3.23%
 23,954      AT & T Corp. .......................................    1,492,634
 14,618      Ameritech Corp. ....................................      791,199
 20,590      Bell Atlantic Corp. ................................    1,145,319
 13,027      BellSouth Corp. ....................................    1,136,606
 12,787      GTE Corp. ..........................................      792,794
 25,914      SBC Communications, Inc. ...........................    1,242,252
  5,720      Sprint Corp. FON Group .............................      416,130
  2,860      Sprint Corp. PCS Group .............................       45,760
                                                                   -----------
                                                                     7,062,694
                                                                   -----------

             UTILITIES - ELECTRIC - 1.45%
  2,300*     AES Corp. ..........................................      105,225
  1,825      Ameren Corp. .......................................       75,167
  2,549      American Electric Power, Inc. ......................      118,210
  1,998      Baltimore Gas and Electric Co. .....................       61,314
  2,006      Carolina Power & Light Co. .........................       93,028
  2,892      Central & South West Corp. .........................       79,530
  2,118      Cinergy Corp. ......................................       73,203
  3,099      Consolidated Edison, Inc. ..........................      157,468
  1,893      DTE Energy Co. .....................................       82,582
  2,608      Dominion Resources, Inc. ...........................      120,457
  4,804      Duke Energy Corp. ..................................      300,550
  4,717      Edison International ...............................      129,718
  3,327      Entergy Corp. ......................................       97,523
  2,370      FPL Group, Inc. ....................................      145,163
  3,126      FirstEnergy Corp. ..................................       96,711

 NUMBER                                                              MARKET
OF SHARES                                                             VALUE
---------                                                          -----------
             UTILITIES - ELECTRIC - Continued
  1,654      GPU Inc. ...........................................  $    72,466
  3,989      Houston Industries, Inc. ...........................      126,152
  1,500      New Century Energies, Inc. .........................       72,094
  2,400*     Niagara Mohawk Power Corp. .........................       36,900
  1,968      Northern States Power Co. ..........................       53,505
  5,035      P G & E Corp. ......................................      155,770
  2,046      P P & L Resources Inc. .............................       55,881
  4,045      PacifiCorp .........................................       75,844
  2,977      Peco Energy Co. ....................................      119,452
  3,081      Public Services Enterprise Group ...................      120,159
  9,208      Southern Co. .......................................      271,636
  3,694      Texas Utilities Co. ................................      164,614
  2,900      Unicom Corp. .......................................      109,293
                                                                   -----------
                                                                     3,169,615
                                                                   -----------

             UTILITIES - GAS, DISTRIBUTION - 0.01%
    590      NICOR Inc. .........................................       24,817
                                                                   -----------

             UTILITIES - GAS, PIPELINE - 0.29%
  1,130      Columbia Energy Group ..............................       64,127
  1,295      Consolidated Natural Gas Co. .......................       70,335
  4,347      Enron Corp. ........................................      228,489
    400      ONEOK Inc. .........................................       13,925
    500      Peoples Energy Corp. ...............................       18,844
  3,234      Sempra Energy ......................................       81,052
  5,626      Williams Companies, Inc. ...........................      162,099
                                                                   -----------
                                                                       638,871
                                                                   -----------

             TOTAL COMMON STOCKS
             (Cost $76,707,605) .................................  124,219,061
                                                                   -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE
----------                                                         -----------
             CORPORATE BONDS - 10.97%

             AIRLINES - 1.42%
$3,001,000   Continental Airlines,
              7.08% due 11/01/2004...............................    3,104,234
                                                                   -----------

             BANKS - OTHER - 0.67%
 1,500,000   Santander Finance Issuance,
              6.38% due 02/15/2011...............................    1,474,065
                                                                   -----------

================================================================================
            ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
November 30, 1998 (Unaudited)                                                 65
================================================================================


PAR                                                                   MARKET
VALUE                                                                 VALUE
-----------                                                        -----------
             BANKS - REGIONAL - 0.39%
$  850,000   First Union National,
              5.80% due 12/01/2008...............................  $   856,970
                                                                   -----------
             BEVERAGE - SOFT DRINKS - 0.23%
   475,000   Coca Cola Enterprises, Inc.,
              7.88% due 02/01/2002 ..............................      505,329
                                                                   -----------
             CONSUMER FINANCE - 0.47%
 1,000,000   Associates Corp. of North America,
              6.25% due 11/01/2008 ..............................    1,031,370
                                                                   -----------
             FINANCE COMPANIES - 0.95%
 1,500,000   Finova Capital Corp.,
              9.13% due 02/27/2002 ..............................    1,627,110
   455,000   Markel Cap Trust I,
              8.71% due 01/01/2046 ..............................      460,496
                                                                   -----------
                                                                     2,087,606
                                                                   -----------

             INFORMATION PROCESSING -
             DATA SERVICES - 0.37%
   800,000   Cendant Corp.,
              7.75% due 12/01/2003 ..............................      799,840
                                                                   -----------
             LODGING - 0.41%
   900,000   Marriott International, Inc.,
              6.88% due 11/15/2005 ..............................      903,547
                                                                   -----------
             MERCHANDISE - SPECIALTY - 1.69%
 2,000,000   Goodrich (B.F.),
              7.10% due 11/15/2027 ..............................    2,161,700
 1,500,000   Tandy Corp.,
              6.95% due 09/01/2007 ..............................    1,540,380
                                                                   -----------
                                                                     3,702,080
                                                                   -----------

             OIL - INTEGRATED DOMESTIC - 0.95%
 2,000,000   Union Oil Co. California,
              7.20% due 05/15/2005 ..............................    2,071,300
                                                                   -----------

             SECURITIES RELATED - 0.42%
   925,000   Paine Webber Group Inc.,
              6.45% due 12/01/2003 ..............................      915,658
                                                                   -----------

             TELECOMMUNICATIONS - 1.71%
 1,500,000   Tele-Communications Inc.,
              7.25% due 08/01/2005 ..............................    1,630,515

PAR                                                                   MARKET
VALUE                                                                 VALUE
-----------                                                        -----------
             TELECOMMUNICATIONS - Continued
$2,000,000   360 Communications Co.,
             7.13% due 03/01/2003................................  $ 2,104,900
                                                                   -----------
                                                                     3,735,415
                                                                   -----------

             UTILITIES - ELECTRIC - 0.58%
 1,240,646   Texas Utilities Electric,
              6.62% due 07/01/2001...............................    1,266,045
                                                                   -----------

             UTILITIES - GAS, PIPELINE - 0.71%
 1,500,000   Consolidated Natural Gas Co.,
              6.00% due 10/15/2010...............................    1,547,250
                                                                   -----------

             TOTAL CORPORATE BONDS
             (Cost $23,240,912)..................................   24,000,709
                                                                   -----------

             UNITED STATES GOVERNMENT -
             LONG TERM- 27.47%

             GOVERNMENT SPONSORED - 18.17%
             Federal Home Loan Mortgage Corp:
 5,000,000    5.50% due 12/15/2028...............................    4,929,688
 3,000,000    5.50% due 08/13/2001...............................    3,044,070
 3,000,000    5.13% due 10/15/2008...............................    2,950,770
             Federal Home Loan Mortgage Corp,
              (Pools/REMICS)
   139,049    7.50% due 09/01/2025...............................      142,829
   347,218    7.50% due 09/01/2025...............................      356,655
   281,718    7.50% due 09/01/2025...............................      289,375
   429,465    7.50% due 09/01/2025...............................      441,138
             Federal National Mortgage Association:
10,000,000    8.50% due 12/10/2028...............................   10,437,500
 5,000,000    7.50% due 12/10/2028...............................    5,140,625
 5,000,000    7.00% due 12/10/2028...............................    5,101,565
 2,000,000    7.00% due 05/10/2001...............................    2,015,940
   940,000    5.53% due 12/01/2003...............................      942,938
 4,000,000    4.63% due 10/15/2001...............................    3,973,760
                                                                   -----------
                                                                    39,766,853
                                                                   -----------
             UNITED STATES BONDS & NOTES - 9.30%
             United States Treasury Bonds,
 1,500,000    8.13% due 08/15/2019...............................    2,017,965
             United States Treasury Notes:
 4,000,000    6.50% due 08/15/2005...............................    4,405,640
 2,000,000    6.25% due 02/28/2002...............................    2,094,680
 1,500,000    6.25% due 02/15/2003...............................    1,588,830
 1,000,000    5.75% due 08/15/2003...............................    1,045,470

PAR                                                                   MARKET
VALUE                                                                 VALUE
-----------                                                        -----------
             UNITED STATES BONDS & NOTES - Continued
             United States Treasury Notes:
$1,000,000    5.75% due 11/30/2002...............................  $ 1,039,060
 2,000,000    5.63% due 05/15/2008...............................    2,127,500
 1,000,000    5.50% due 04/15/2000...............................    1,011,560
 1,000,000    5.50% due 02/15/2008...............................    1,055,940
 4,000,000    4.25% due 11/15/2003...............................    3,957,500
                                                                   -----------
                                                                    20,344,145
                                                                   -----------

             TOTAL UNITED STATES GOVERNMENT
             LONG TERM
             (Cost $58,695,437)..................................   60,110,998
                                                                   -----------

             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 18.71%

             AEROSPACE/DEFENSE - 4.20%
 9,200,000   Lockheed Martin Corp.,
              5.63% due 12/10/1998...............................    9,187,012
                                                                   -----------

             CONSUMER FINANCE - 3.65%
 8,000,000   Commercial Credit Co.,
              5.15% due 12/10/1998...............................    7,989,672
                                                                   -----------

             FINANCE COMPANIES - 3.32%
 5,000,000   Ford Credit Europe PLC,
              4.94% due 12/01/1998...............................    5,000,000
 2,265,000   General Electric Capital Services, Inc.,
              4.95% due 12/04/1998...............................    2,264,065
                                                                   -----------
                                                                     7,264,065
                                                                   -----------

             METALS - MISCELLANEOUS - 1.06%
 2,311,000   Engelhard Corp.,
              5.50% due 12/01/1998...............................    2,311,000
                                                                   -----------

             SECURITIES RELATED - 4.20%
 9,200,000   Merrill Lynch & Co.,
              5.15% due 12/10/1998...............................    9,188,123
                                                                   -----------

             UTILITIES - COMMUNICATION - 2.28%
 4,988,000   Cincinnati Bell, Inc.,
              5.10% due 12/03/1998...............................    4,986,586
                                                                   -----------

             TOTAL CORPORATE SHORT TERM
             COMMERCIAL PAPER
             (Cost $41,126,107)..................................   40,926,458
                                                                   -----------

================================================================================
            ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
66                                                 November 30, 1998 (Unaudited)
================================================================================



PAR                                                                   MARKET
VALUE                                                                 VALUE
-----------                                                        -----------
             UNITED STATES GOVERNMENT -
             SHORT TERM - 0.09%

             UNITED STATES TREASURY BILLS - 0.09%
             United States Treasury Bills:
$  100,000    4.00% due 12/24/1998...............................  $    99,744
   100,000    3.75% due 12/10/1998...............................       99,906
                                                                   -----------
                                                                       199,650
                                                                   -----------

             TOTAL UNITED STATES GOVERNMENT -
             SHORT TERM
             (Cost $199,650).....................................      199,650
                                                                   -----------
             TOTAL INVESTMENTS
             (Cost $199,969,711) - 114.02%.......................  249,456,876
             Other assets less liabilities,
              net - (14.02%).....................................  (30,670,410)
                                                                   -----------
             NET ASSETS (equivalent
              to $14.51 per share on
              15,078,692 shares
              outstanding) - 100%................................ $218,786,466
                                                                  ============
             * Non-income producing


                                                                      MARKET
                                                                      VALUE
                                                                   -----------
             NET ASSETS REPRESENTED BY:
             Capital stock, $.01 par value per share,
               1,000,000,000 shares authorized,
               15,078,692 shares outstanding..................... $    150,787
             Additional paid in capital..........................  154,572,443
             Accumulated net realized gain on securities.........   14,509,047
             Undistributed net investment income.................       67,024
             Unrealized appreciation of securities...............   49,487,165
                                                                  ------------
             NET ASSETS APPLICABLE TO SHARES
               OUTSTANDING....................................... $218,786,466
                                                                  ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
            ASSET ALLOCATION FUND - FINANCIAL STATEMENTS (Unaudited)          67
================================================================================


STATEMENT OF OPERATIONS
For the six months ended November 30, 1998

INVESTMENT INCOME:
Dividends ...................................................................  $    905,705
Interest ....................................................................     2,632,687
                                                                               ------------
  Total investment income ...................................................     3,538,392
                                                                               ------------

EXPENSES:
Advisory fees ...............................................................       513,771
Custodian and accounting services ...........................................        24,172
Reports to shareholders .....................................................        17,269
Audit fees and tax services .................................................         3,455
Directors' fees and expenses ................................................         2,735
Miscellaneous ...............................................................         9,918
                                                                               ------------
  Total expenses ............................................................       571,320
                                                                               ------------
NET INVESTMENT INCOME .......................................................     2,967,072
                                                                               ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
  Investments ................................................  $  2,713,977
  Futures contracts ..........................................      (904,875)     1,809,102
                                                                ------------
Net unrealized appreciation during the period:
  Investments ................................................     5,308,798
  Futures contracts ..........................................        68,925      5,377,723
                                                                ------------   ------------
   Net realized and unrealized gain during the period .......................     7,186,825
                                                                               ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................  $ 10,153,897
                                                                               ------------


STATEMENT OF CHANGES IN NET ASSETS

                                                                        For the            For the
                                                                   six months ended   fiscal year ended
                                                                   November 30, 1998    May 31, 1998
                                                                   -----------------  -----------------
OPERATIONS:
Net investment income ............................................  $   2,967,072      $   5,684,679
Net realized gain on securities ..................................      1,809,102         13,272,397
Net unrealized appreciation of securities during the period ......      5,377,723         18,286,139
                                                                    -------------      -------------
  Increase in net assets resulting from operations ...............     10,153,897         37,243,215
                                                                    -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................................     (2,951,844)        (5,673,369)
Net realized gain on securities ..................................             --        (10,552,054)
                                                                    -------------      -------------
  Decrease in net assets resulting from distributions
   to shareholders ...............................................     (2,951,844)       (16,225,423)
                                                                    -------------      -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .................................     12,127,662          6,643,565
Proceeds from capital stock issued for distributions reinvested...      2,951,844         16,225,423
                                                                    -------------      -------------
                                                                       15,079,506         22,868,988
Cost of capital stock repurchased ................................     (3,593,905)       (21,134,651)
                                                                    -------------      -------------
  Increase in net assets resulting from capital
   stock transactions ............................................     11,485,601          1,734,337
                                                                    -------------      -------------
TOTAL INCREASE IN NET ASSETS .....................................     18,687,654         22,752,129

NET ASSETS:
Beginning of period ..............................................    200,098,812        177,346,683
                                                                    -------------      -------------
End of period (including undistributed net investment income
  of $67,024 and $51,796) ........................................  $ 218,786,466      $ 200,098,812
                                                                    =============      =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .....................................        858,130            488,059
Shares issued for distributions reinvested .......................        208,946          1,231,303
Shares of capital stock repurchased ..............................       (257,864)        (1,556,774)
                                                                    -------------      -------------
  Increase in shares outstanding .................................        809,212            162,588
Shares outstanding:
  Beginning of period ............................................     14,269,480         14,106,892
                                                                    -------------      -------------
  End of period ..................................................     15,078,692         14,269,480
                                                                    =============      =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
               CAPITAL CONSERVATION FUND - STATEMENT OF NET ASSETS
68                                                 November 30, 1998 (Unaudited)
================================================================================

PAR                                                                   MARKET
VALUE                                                                 VALUE
-----------                                                        -----------
             CORPORATE BONDS - 87.68%

             AIRLINES - 2.75%
$ 1,500,000  Delta Air Lines, Inc.,
              9.75% due 5/15/2021................................  $ 1,823,025
                                                                   -----------
             AUTO - CARS - 2.25%
 1,500,000   Hertz Corp.,
              6.00% due 01/15/2003...............................    1,489,740
                                                                   -----------

             BANKS - OTHER - 5.42%
 1,000,000   BankAmerica Corp.,
              7.20% due 04/15/2006...............................    1,077,790
 1,500,000   Santander Finance Issuance,
              7.25% due 11/01/2015...............................    1,512,570
 1,000,000   Toronto Dominion Bank,
              6.13% due 11/01/2008...............................      999,430
                                                                   -----------
                                                                     3,589,790
                                                                   -----------

             BANKS - REGIONAL - 6.63%
 1,500,000   Bank Boston Capital Trust I,
              8.25% due 12/15/2026...............................    1,620,675
 1,500,000   Barnett Capital Trust I,
              8.06% due 12/01/2026...............................    1,673,070
 1,000,000   SouthTrust Corp.,
              7.63% due 05/01/2004...............................    1,090,730
                                                                   -----------
                                                                     4,384,475
                                                                   -----------

             BUILDING MATERIALS - 3.02%
 2,000,000   CSR America, Inc.,
              6.88% due 07/21/2005...............................    1,995,360
                                                                   -----------
             DRUGS - 3.05%
 2,000,000   Akzo Nobel Inc.
              6.00% due 11/15/2003...............................    2,016,200
                                                                   -----------

             FINANCE COMPANIES - 8.76%
 2,000,000   Capital One Bank,
              8.13% due 03/01/2000...............................    2,034,960
 1,000,000   C.I.T. Group Holdings, Inc.,
              8.38% due 11/01/2001...............................    1,074,100
 2,000,000   Finova Capital Corp.,
              9.13% due 02/27/2002...............................    2,169,480
   500,000   Ford Motor Credit Co.,
              6.38% due 11/05/2008...............................      520,290
                                                                   -----------
                                                                     5,798,830
                                                                   -----------

PAR                                                                   MARKET
VALUE                                                                 VALUE
-----------                                                        -----------
             HEALTHCARE - 2.05%
$1,500,000   Columbia Healthcare Corp.,
              7.50% due 12/15/2023...............................  $ 1,355,460
                                                                   -----------

             HEAVY DUTY TRUCKS/PARTS - 2.26%
 1,500,000   Dana Corp.,
              7.00% due 03/15/2028...............................    1,494,300
                                                                   -----------
             INFORMATION PROCESSING -
             DATA SERVICES - 2.99%
 2,000,000   Comdisco, Inc.,
              6.13% due 08/01/2001...............................    1,975,660
                                                                   -----------

             MERCHANDISE - DRUG - 0.75%
   500,000   Imcera Group, Inc.,
              6.00% due 10/15/2003...............................      496,390
                                                                   -----------

             MERCHANDISING - DEPARTMENT - 7.42%
 2,000,000   Associated  Dry Goods Corp.,
              8.85% due 03/01/2006...............................    2,331,780
 2,500,000   Federated Department Stores, Inc.,
              6.79% due 07/15/2027...............................    2,577,275
                                                                   -----------
                                                                     4,909,055
                                                                   -----------

             MERCHANDISING - MASS - 2.27%
 1,500,000   ShopKo Stores, Inc.,
              6.50% due 08/15/2003...............................    1,504,935
                                                                   -----------

             METALS - STEEL - 2.69%
 2,000,000   Pohang Iron & Steel Limited,
              7.50% due 08/01/2002...............................    1,782,860
                                                                   -----------

             PAPER/FOREST PRODUCTS - 3.74%
 2,000,000   Georgia-Pacific Corp.,
              9.50% due 12/01/2011...............................    2,475,300
                                                                   -----------
             POLLUTION CONTROL - 2.24%
 1,500,000   US Filter Corp.,
              6.38% due 05/15/2001...............................    1,484,100
                                                                   -----------
             PUBLISHING - NEWS - 3.45%
 2,000,000   News America Holdings,
              8.25% due 08/10/2018...............................    2,280,860
                                                                   -----------
             RAILROAD - 3.06%
 2,000,000   Union Pacific Corp.,
              6.79% due 11/09/2007...............................    2,027,340
                                                                   -----------

PAR                                                                   MARKET
VALUE                                                                 VALUE
-----------                                                        -----------
             TELECOMMUNICATIONS - 6.41%
$2,000,000   Airtouch Communications, Inc.,
              7.50% due 07/15/2006...............................  $ 2,138,900
 2,000,000   360 Communications Co.,
              7.13% due 03/01/2003...............................    2,104,900
                                                                   -----------
                                                                     4,243,800
                                                                   -----------
             UTILITIES - COMMUNICATION - 6.35%
 2,500,000   Century Telephone Enterprises, Inc.,
              7.20% due 12/01/2025...............................    2,660,750
 1,500,000   GTE South, Inc.,
              6.00% due 02/15/2008...............................    1,539,195
                                                                   -----------
                                                                     4,199,945
                                                                   -----------

             UTILITIES - ELECTRIC - 2.08%
 2,000,000   Tenaga Nasional Berhad,
              7.88% due 06/15/2004...............................    1,377,820
                                                                   -----------

             UTILITIES - GAS, DISTRIBUTION - 1.67%
 1,000,000   Tosco Corp.,
              9.63% due 03/15/2002...............................    1,103,830
                                                                   -----------

             UTILITIES - GAS, PIPELINE - 6.37%
 2,000,000   Columbia Energy Group,
              7.62% due 11/28/2025...............................    2,087,700
 2,000,000   Enron Corp.,
              7.63% due 09/10/2004...............................    2,128,300
                                                                   -----------
                                                                     4,216,000
                                                                   -----------

             TOTAL CORPORATE BOND
             (Cost $57,598,948)..................................   58,025,075
                                                                   -----------

             UNITED STATES GOVERNMENT
             LONG TERM - 8.40%

             FEDERAL AGENCIES - 0.37%
             Government National Mortgage Association
              (Pools/REMICS)
    41,244    9.50% due 05/15/2018...............................      44,548
     2,516    9.50% due 06/15/2018...............................       2,717
     1,230    9.50% due 06/15/2018...............................       1,329
   150,136    9.50% due 07/15/2018...............................     162,164
    18,035    9.50% due 08/15/2018...............................      19,480
    10,587    9.50% due 10/15/2018...............................      11,435
                                                                   -----------
                                                                      241,673
                                                                   -----------

================================================================================
          CAPITAL CONSERVATION FUND - STATEMENT OF NET ASSETS CONTINUED
November 30, 1998 (Unaudited)                                                 69
================================================================================

   PAR                                                                MARKET
   VALUE                                                              VALUE
-----------                                                        -----------

             GOVERNMENT SPONSORED - 7.18%
             Federal Home Loan Mortgage Corp.,
$  845,299    6.50% due 06/01/2012...............................  $   857,708
 1,000,000    5.75% due 12/15/2016...............................    1,000,000
             Federal National Mortgage Association,
              (Pool/REMICS)
   714,213    7.00% due 60/01/2011...............................      730,504
   689,319    7.50% due 07/01/2026...............................      708,268
   700,410    7.00% due 05/01/2011...............................      716,387
   722,430    7.00% due 05/01/2011...............................      738,909
                                                                   -----------
                                                                     4,751,776
                                                                   -----------

             UNITED STATES NOTES - 0.85%
   500,000   United States Treasury Notes,
              6.88% due 05/15/2006...............................      564,685
                                                                   -----------
             TOTAL UNITED STATES GOVERNMENT -
             LONG TERM (Cost $5,352,899).........................    5,558,134
                                                                   -----------
             FOREIGN GOVERNMENT BONDS - 0.80%

             CANADA - 0.80%
   500,000   New Brunswick, Province
              7.13% due 10/01/2002
              (Cost $499,259)....................................      531,920
                                                                   -----------

             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 0.80%

             CONGLOMERATES - 0.80%
   530,000   CSW Corp
              5.65% due 12/01/1998
              (Cost $530,000)                                          530,000
                                                                   -----------

            TOTAL INVESTMENTS
             (Cost $63,981,106) - 97.68%.........................   64,645,129
             Other assets less liabilities,
              net - 2.32%........................................    1,533,769
                                                                   -----------

             NET ASSETS (equivalent
              to $9.64 per share on
              6,868,287 shares
              outstanding - 100%.................................  $66,178,898
                                                                   ===========

                                                                   UNREALIZED
 CONTRACTS                                                        APPRECIATION
-----------                                                       ------------
             FUTURES CONTRACTS PURCHASED(1)
              (Delivery month/Value at 11/30/98)
   10 (2)    U.S. Treasury 30 Year Notes
              (March/$130.22).................................... $     21,100
                                                                  ============

              (1)U.S.Treasury Notes with a market value of approximately
                 $100,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
              (2)Per 1,000

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  6,868,287 shares outstanding...................................  $    68,683
Additional paid in capital.......................................   65,663,586
Accumulated net realized loss on securities......................     (285,441)
Undistributed net investment income..............................       46,947
Unrealized appreciation of:
  Investments........................................ $  664,023
  Futures ...........................................     21,100       685,123
                                                      ----------   -----------
NET ASSETS APPLICABLE TO SHARES
 OUTSTANDING.....................................................  $66,178,898
                                                                   ===========


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
70        CAPITAL CONSERVATION FUND - FINANCIAL STATEMENTS (Unaudited)
================================================================================

STATEMENT OF OPERATIONS
For the six months ended November 30, 1998


INVESTMENT INCOME:
Interest ............................................................................. $ 2,241,122
                                                                                       -----------
EXPENSES:
Advisory fees ........................................................................     163,510
Custodian and accounting services ....................................................       7,746
Reports to shareholders ..............................................................       5,522
Audit fees and tax services ..........................................................         975
Directors' fees and expenses .........................................................         877
Miscellaneous ........................................................................       2,133
                                                                                       -----------
  Total expenses .....................................................................     180,763
                                                                                       -----------
NET INVESTMENT INCOME ................................................................   2,060,359
                                                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
  Investments ......................................................... $   151,807
  Futures contracts ...................................................      79,936        231,743
                                                                        -----------
Net unrealized appreciation (depreciation) during the period:
  Investments .........................................................    (580,459)
  Futures contracts ...................................................      21,202       (559,257)
                                                                        -----------    -----------
   Net realized and unrealized loss on securities during the period ...                   (327,514)
                                                                                       -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................                $ 1,732,845
                                                                                       ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                      For the            For the
                                                                 six months ended   fiscal year ended
                                                                 November 30, 1998    May 31, 1998
                                                                 -----------------  -----------------
OPERATIONS:
Net investment income ............................................  $  2,060,359       $  4,230,852
Net realized gain on securities ..................................       231,743            259,260
Net unrealized appreciation (depreciation) of securities
  during the period ..............................................      (559,257)         2,346,983
                                                                    ------------       ------------
   Increase in net assets resulting from operations ..............     1,732,845          6,837,095
                                                                    ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................................    (2,048,014)        (4,220,237)
                                                                    ------------       ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .................................     7,245,051         11,469,948
Proceeds from capital stock issued for distributions reinvested ..     2,048,014          4,220,237
                                                                    ------------       ------------
                                                                       9,293,065         15,690,185
Cost of capital stock repurchased ................................    (6,452,550)       (21,400,947)
                                                                    ------------       ------------
  Increase (decrease) in net assets resulting from capital
   stock transactions ............................................     2,840,515         (5,710,762)
                                                                    ------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     2,525,346         (3,093,904)

NET ASSETS:
Beginning of period ..............................................    63,653,552         66,747,456
                                                                    ------------       ------------
End of period (including undistributed net investment income
  of $46,947 and $34,604) ........................................  $ 66,178,898       $ 63,653,552
                                                                    ============       ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .....................................       749,791          1,185,836
Shares issued for distributions reinvested .......................       212,701            439,548
Shares of capital stock repurchased ..............................      (671,216)        (2,216,430)
                                                                    ------------       ------------
  Increase (decrease) in shares outstanding ......................       291,276           (591,046)
Shares outstanding:
  Beginning of period ............................................     6,577,011          7,168,057
                                                                    ------------       ------------
  End of period ..................................................     6,868,287          6,577,011
                                                                    ============       ============



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
              GOVERNMENT SECURITIES FUND - STATEMENT OF NET ASSETS
November 30, 1998 (Unaudited)                                                 71
================================================================================

   PAR                                                                MARKET
   VALUE                                                              VALUE
-----------                                                        -----------
             UNITED STATES GOVERNMENT -
             LONG TERM - 97.90%

             FEDERAL AGENCIES - 10.37%
             Tennessee Valley Authority:
$2,000,000    6.75% due 11/01/2025...............................  $ 2,134,060
 2,500,000    6.38% due 06/15/2005...............................    2,799,675
 3,000,000    6.00% due 03/15/2013...............................    3,125,610
 3,500,000    5.38% due 11/13/2008...............................    3,501,085
                                                                   -----------
                                                                    11,560,430
                                                                   -----------

             GOVERNMENT SPONSORED - 55.45%
 1,500,000   Federal Farm Credit Banks,
              6.92% due 05/13/2002................................   1,589,295
             Federal Home Loan Banks:
 1,155,000    7.26% due 09/06/2001................................   1,220,685
 1,150,000    7.10% due 11/02/2002................................   1,236,434
 2,000,000    6.38% due 12/20/2000................................   2,052,180
 5,000,000    6.12% due 08/26/2008................................   5,081,250
 3,000,000    6.11% due 06/19/2003................................   3,007,500
 3,000,000    5.91% due 03/27/2008................................   3,099,840
 1,145,000    5.81% due 01/21/2005................................   1,177,381
 3,000,000    5.70% due 12/19/2000................................   3,037,980
             Federal Home Loan Mortgage Corp.:
 1,500,000    7.09% due 06/01/2005................................   1,521,795
 3,500,000    6.71% due 11/09/2005................................   3,530,625
 1,500,000    6.37% due 01/23/2006................................   1,520,625
             Federal Home Loan Mortgage Corp.
              (Pools/REMICS):
    88,093    7.50% due 09/01/2025................................      90,488
   339,726    7.50% due 09/01/2025................................     348,960
   175,092    7.50% due 09/01/2025................................     179,851
 2,000,000    7.00% due 06/01/2019................................   2,064,360
 2,113,248    6.50% due 06/01/2012................................   2,144,270
   175,000    5.50% due 02/25/2019................................     174,069
             Federal National Mortgage Association:
 1,000,000    9.05% due 04/10/2000................................   1,051,410
 2,000,000    7.27% due 08/24/2005................................   2,042,180
 3,000,000    7.00% due 08/27/2012................................   3,202,980
 2,000,000    6.85% due 09/12/2005................................   2,022,180
 2,000,000    6.62% due 06/25/2007................................   2,160,620
 2,000,000    6.41% due 03/08/2006................................   2,131,880
 4,000,000    6.25% due 12/13/2002................................   4,026,880
 1,475,000    6.15% due 07/02/2008................................   1,500,576
 3,000,000    6.06% due 05/07/2003................................   3,037,980


   PAR                                                                MARKET
   VALUE                                                              VALUE
-----------                                                        -----------


             GOVERNMENT SPONSORED - Continued
$2,000,000    5.74% due 12/23/1999...............................  $ 2,013,120
 2,500,000    5.50% due 09/29/2003...............................    2,498,000
 2,000,000    4.63% due 10/15/2001...............................    1,986,880
 1,000,000   Student Loan Marketing Association,
              7.50% due 03/08/2000...............................    1,029,370
                                                                   -----------
                                                                    61,781,644
                                                                   -----------

             UNITED STATES BONDS, NOTES
             & STRIPS - 32.08%
             United States Treasury Bonds:
 1,800,000    9.00% due 11/15/2018...............................    2,607,462
 4,000,000    8.75% due 08/15/2020...............................    5,736,240
 3,500,000    8.50% due 02/15/2020...............................    4,890,690
 3,500,000    7.25% due 08/15/2022...............................    4,391,940
 2,000,000    6.75% due 08/15/2026...............................    2,410,320
             United States Treasury Notes:
 2,500,000    6.75% due 04/30/2000...............................    2,571,100
 1,000,000    6.38% due 01/15/2000...............................    1,017,970
 6,000,000    5.88% due 11/15/1999...............................    6,065,640
 3,000,000    5.75% due 08/15/2003...............................    3,136,410
 2,000,000    5.50% due 01/31/2003...............................    2,061,880
             United States Treasury Strips,
 1,500,000    due 11/15/2009.....................................      852,465
                                                                   -----------
                                                                    35,742,117
                                                                   -----------

             TOTAL UNITED STATES
             GOVERNMENT - LONG TERM
             (Cost $103,905,695).................................  109,084,191
                                                                   -----------

             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 0.44%

             CONGLOMERATES - 0.44%
   495,000   CSW Corp.,
              5.65 % due 12/01/1998...............................     495,000
                                                                   -----------

             TOTAL CORPORATE SHORT TERM
             COMMERCIAL PAPER
             (Cost $495,000).....................................      495,000
                                                                   -----------


                                                                      MARKET
                                                                      VALUE
                                                                  ------------
            TOTAL INVESTMENTS
            (Cost $104,400,695) - 98.34%......................... $109,579,191
            Other assets less liabilities,
             net - 1.66%.........................................    1,848,639
                                                                  ------------
            NET ASSETS (equivalent
             to $10.36 per share on
             10,757,636 shares
             outstanding) - 100% ................................ $111,427,830
                                                                  ============

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  10,757,636 shares outstanding ................................ $     107,576
Additional paid in capital .....................................   107,527,062
Accumulated net realized loss on securities ....................    (1,451,447)
Undistributed net investment income ............................        66,143
Unrealized appreciation of investments .........................     5,178,496
                                                                 -------------
NET ASSETS APPLICABLE TO
  SHARES OUTSTANDING ........................................... $ 111,427,830
                                                                 =============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
72        GOVERNMENT SECURITIES FUND - FINANCIAL STATEMENTS (Unaudited)
================================================================================

STATEMENT OF OPERATIONS
For the six months ended November 30, 1998



INVESTMENT INCOME:
Interest ...........................................................................   $3,076,031
                                                                                       ----------

EXPENSES:
Advisory fees ......................................................................      255,786
Custodian and accounting services ..................................................       11,756
Reports to shareholders ............................................................        8,575
Audit fees and tax services ........................................................        1,625
Directors' fees and expenses .......................................................        1,325
Miscellaneous ......................................................................        2,786
                                                                                       ----------
  Total expenses ...................................................................      281,853
                                                                                       ----------
NET INVESTMENT INCOME ..............................................................    2,794,178
                                                                                       ----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments ........................................................  $   52,463
  Futures contracts ..................................................     230,297        282,760
                                                                        ----------
Net unrealized appreciation during the period:
  Investments ........................................................   2,162,474
  Futures contracts ..................................................         133      2,162,607
                                                                        ----------     ----------
  Net realized and unrealized gain on securities during the period ...................  2,445,367
                                                                                       ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................... $5,239,545
                                                                                       ==========


STATEMENT OF CHANGES IN NET ASSETS

                                                                             For the            For the
                                                                        six months ended   fiscal year ended
                                                                       November 30, 1998      May 31, 1998
                                                                       -----------------   -----------------

OPERATIONS:
Net investment income .............................................     $   2,794,178        $   5,097,779
Net realized gain on securities ...................................           282,760              358,401
Net unrealized appreciation of securities during the period .......         2,162,607            3,271,061
                                                                        -------------        -------------
   Increase in net assets resulting from operations ...............         5,239,545            8,727,241
                                                                        -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .............................................        (2,775,508)          (5,081,964)
                                                                        -------------        -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ..................................        32,249,130           17,280,167
Proceeds from capital stock issued for distributions reinvested ...         2,775,508            5,081,964
                                                                        -------------        -------------
                                                                           35,024,638           22,362,131
Cost of capital stock repurchased .................................       (18,181,062)         (17,713,793)
                                                                        -------------        -------------
  Increase  in net assets resulting from capital
   stock transactions .............................................        16,843,576            4,648,338
                                                                        -------------        -------------
TOTAL INCREASE IN NET ASSETS ......................................        19,307,613            8,293,615

NET ASSETS:
Beginning of period ...............................................        92,120,217           83,826,602
                                                                        -------------        -------------
End of period (including undistributed net investment income
  of $66,143 and $47,473) .........................................     $ 111,427,830        $  92,120,217
                                                                        =============        ==============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ......................................         3,124,242            1,716,427
Shares issued for distributions reinvested ........................           269,549              509,952
Shares of capital stock repurchased ...............................        (1,765,652)          (1,769,096)
                                                                        -------------        -------------
  Increase in shares outstanding ..................................         1,628,139              457,283
Shares outstanding:
  Beginning of period .............................................         9,129,497            8,672,214
                                                                        -------------        -------------
  End of period ...................................................        10,757,636            9,129,497
                                                                        =============        =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
            INTERNATIONAL GOVERNMENT BOND FUND - INVESTMENT PORTFOLIO
November 30, 1998 (Unaudited)                                                 73
================================================================================


   PAR                                                                MARKET
   VALUE                                                              VALUE
-----------                                                        -----------
               GOVERNMENT BONDS - 83.84%

               AUSTRALIA - 1.09%
               Commonwealth:
  A$ 500,000    9.75% due 3/15/02................................  $  362,756
  A$ 500,000    9.00% due 9/15/04................................     379,712
  A$ 500,000    8.75% due 1/15/01................................     340,556
  A$ 500,000    7.50% due 7/15/05................................     359,982
  A$ 500,000    7.50% due 9/15/09................................     376,067
                                                                    ----------
                                                                     1,819,073
                                                                    ----------

              AUSTRIA - 2.75%
              Republic of Austria:
DM 1,000,000   7.25% due 5/3/07..................................     712,370
As 2,000,000   7.125% due 7/12/04................................     193,975
As 1,500,000   7.00% due 2/14/00................................      130,776
As 2,200,000   7.00% due 1/20/03................................      207,105
As 2,000,000   7.00% due 5/16/05................................      195,400
As 2,000,000   6.875% due 4/19/02................................     184,507
As 2,000,000   6.50% due 11/17/05................................     191,881
As 6,000,000   6.25% due 5/31/06................................      571,344
As 3,000,000   5.625% due 7/15/07................................     276,509
As 2,000,000   5.50% due 1/18/04................................      180,566
Ff11,000,000   5.50% due 1/18/04................................    2,082,908
Y.     100MM   4.75% due 12/20/04...............................    1,001,421
Y.      50MM   4.50% due 9/28/05................................      503,754
As 3,000,000   4.375% due 2/28/02...............................      257,656
                                                                   ----------
                                                                    6,690,172
                                                                   ----------

              BELGIUM - 3.58%
              Kingdom of Belgium:
Bf 10,000,000  8.75% due 6/25/02.................................     334,686
Bf 10,000,000  8.00% due 12/24/12................................     390,529
Bf 10,000,000  8.00% due 3/28/15.................................     396,531
Bf 10,000,000  7.75% due 12/22/00................................     310,223
Bf 25,000,000  7.75% due 10/15/04................................     860,078
Bf 20,000,000  7.50% due 7/29/08.................................     716,984
Bf 15,000,000  7.00% due 5/15/06.................................     509,574
Bf 20,000,000  6.50% due 3/31/05.................................     653,940
Bf 20,000,000  6.25% due 3/28/07.................................     655,140
Bf 20,000,000  5.00% due 3/28/01.................................     591,695
Bf 20,000,000  4.00% due 1/22/00.................................     575,588
                                                                   ----------
                                                                    5,994,968
                                                                   ----------
              CANADA - 4.27%
              Government of Canada:
  C$ 550,000   9.50% due 6/1/10..................................     497,442

   PAR                                                                MARKET
   VALUE                                                              VALUE
-----------                                                        -----------

              CANADA - CONTINUED
C $  500,000   9.00% due 12/1/04.................................  $  395,877
C $  500,000   9.00% due 6/1/25..................................     494,378
C $1,000,000   8.75% due 12/1/05.................................     800,236
C $1,000,000   8.50% due 4/1/02..................................     727,216
C $1,000,000   8.00% due 6/1/23..................................     891,440
C $  500,000   7.50% due 9/1/00..................................     341,709
C $1,000,000   7.50% due 3/1/01..................................     691,145
C $1,000,000   7.25% due 6/1/03..................................     716,510
C $1,000,000   7.00% due 12/1/06.................................     741,200
C $  500,000   6.50% due 6/1/04..................................     352,260
C $  750,000   5.50% due 2/1/00..................................     494,971
                                                                   ----------
                                                                    7,144,384
                                                                   ----------
              DENMARK - 2.35
              Kingdom of Denmark:
DK 5,000,000   8.00% due 11/15/01................................     860,289
DK 2,500,000   8.00% due 5/15/03.................................     449,411
DK 3,000,000   8.00% due 3/15/06.................................     571,763
DK 5,500,000   7.00% due 12/15/04................................     982,222
DK 1,250,000   7.00% due 11/10/24................................     243,991
DK 5,000,000   6.00% due 11/15/02................................     830,361
                                                                   ----------
                                                                    3,938,037
                                                                   ----------

              FINLAND - 2.44%
              Republic of Finland:
FIM 2,000,000  10.00% due 9/15/01................................     453,458
FIM 3,000,000  9.50% due 3/15/04.................................     737,238
FIM 3,000,000  7.25% due 4/18/06.................................     697,127
Ff  5,000,000  7.00% due 6/15/04.................................   1,013,433
Y.      100MM  6.00% due 1/29/02.................................     952,719
FIM 1,000,000  6.00% due 4/25/08.................................     219,870
                                                                   ----------
                                                                    4,073,845
                                                                   ----------

              FRANCE - 4.60%
              Government of France:
Ff 4,600,000   9.50% due 1/25/01.................................     910,588
Ff 3,500,000   8.50% due 11/25/02................................     726,860
Ff 1,500,000   8.50% due 12/26/12................................     377,162
Ff 7,000,000   6.75% due 10/25/03................................   1,399,828
Ff 2,000,000   6.50% due 10/25/06................................     412,888
Ff 8,500,000   6.00% due 10/25/25................................   1,733,108
Ff 2,000,000   5.50% due 4/25/04.................................     384,413
Ff 4,000,000   5.50% due 4/25/07.................................     779,371
Ff 3,000,000   5.50% due 4/25/29.................................     579,703


              FRANCE - Continued
Ff 2,000,000   5.25% due 4/25/08.................................  $  383,534
                                                                   ----------
                                                                    7,687,455
                                                                   ----------

              GERMANY - 10.64%
              Federal Republic of Germany:
DM 2,000,000   7.50% due 9/9/04..................................   1,404,344
DM 3,100,000   7.125% due 12/20/02...............................   2,074,585
DM 3,000,000   6.50% due 3/15/00.................................   1,837,897
DM 3,000,000   6.50% due 7/15/03.................................   1,985,735
DM 3,000,000   6.50% due 10/14/05................................   2,043,385
DM 1,000,000   6.25% due 4/26/06.................................     676,413
DM 2,000,000   6.25% due 1/4/24..................................   1,415,898
DM 1,000,000   6.00% due 1/5/06..................................     663,916
DM 3,000,000   6.00% due 1/4/07..................................   2,007,309
DM 2,000,000   6.00% due 6/20/16.................................   1,403,755
DM 3,750,000   4.50% due 8/19/02.................................   2,287,202
                                                                   ----------
                                                                   17,800,439
                                                                   ----------

              IRELAND - 0.66%
              Republic of Ireland:
 Ilb 100,000   8.25% due 8/18/15.................................     206,537
 Ilb 100,000   8.00% due 8/18/06.................................     183,539
 Ilb 150,000   6.50% due 10/18/01................................     237,517
 Ilb 150,000   6.25% due 4/1/99..................................     221,544
 Ilb 150,000   6.25% due 10/18/04................................     247,075
                                                                   ----------
                                                                    1,096,212
                                                                   ----------

              ITALY - 9.77%
              Republic of Italy:
 Lit 1,000MM   12.00% due 6/1/01.................................     711,951
 Lit 1,000MM   12.00% due 1/1/02.................................     737,610
 Lit 1,000MM   10.50% due 7/15/00................................     659,265
 Lit   500MM   10.50% due 4/1/05.................................     404,495
 Lit   500MM   10.50% due 9/1/05.................................     409,912
 Lit 3,400MM   10.00% due 8/1/03.................................   2,554,023
 Lit   500MM   9.50% due 1/1/05..................................     384,878
 Lit   500MM   9.50% due 2/1/06..................................     396,487
 Lit 2,000MM   9.00% due 11/1/23.................................   1,845,513
 Lit 1,000MM   8.50% due 4/1/04..................................     726,775
 Lit 1,500MM   8.50% due 8/1/04..................................   1,096,324
 Lit 1,000MM   7.75% due 9/15/01.................................     660,872
 Lit 1,500MM   6.75% due 2/1/07..................................   1,047,031
 Lit   500MM   6.25% due 3/1/02..................................     321,566
 Lit 2,000MM   5.75% due 9/15/02.................................   1,279,000
 Lit 3,000MM   5.50% due 9/15/00.................................   1,848,757

================================================================================
       INTERNATIONAL GOVERNMENT BOND FUND - INVESTMENT PORTFOLIO CONTINUED
74                                                 November 30, 1998 (Unaudited)
================================================================================

      PAR                                                              MARKET
     VALUE                                                             VALUE
------------------                                                 -----------
                    ITALY - CONTINUED
      Lit 2,000MM    5.00% due 5/1/08............................ $  1,266,617
                                                                  ------------
                                                                    16,351,076
                                                                  ------------
                   JAPAN - 19.49%
                   Government of Japan:
     Y.     250MM   6.60% due 6/20/01............................    2,345,576
     Y.     105MM   6.00% due 12/20/01...........................      993,665
     Y.     365MM   5.50% due 3/20/02............................    3,442,317
     Y.     120MM   5.00% due 12/20/02...........................    1,143,994
     Y.     100MM   5.00% due 9/21/09............................    1,116,940
     Y.     100MM   5.00% due 3/20/15............................    1,192,322
     Y.     127MM   4.50% due 6/20/03............................    1,205,985
     Y.      75MM   4.50% due 12/20/04...........................      738,738
     Y.     150MM   4.40% due 9/22/03............................    1,428,166
     Y.     200MM   4.20% due 9/21/15............................    2,206,039
     Y.     150MM   4.10% due 6/21/04............................    1,434,375
     Y.     100MM   3.90% due 6/21/04............................      947,321
     Y.     100MM   3.80% due 9/20/16............................    1,059,773
     Y.     250MM   3.50% due 3/21/16............................    2,553,348
     Y.     100MM   3.30% due 6/20/06............................      946,266
     Y.     200MM   3.20% due 3/20/06............................    1,874,351
     Y.     250MM   3.00% due 9/20/05............................    2,301,339
     Y.     150MM   2.90% due 12/20/05...........................    1,376,055
     Y.     100MM   2.70% due 3/20/07............................      917,175
     Y.     150MM   2.00% due 12/20/07...........................    1,312,232
     Y.     250MM   1.10% due 10/22/01...........................    2,064,083
                                                                  ------------
                                                                    32,600,060
                                                                  ------------

                   NETHERLANDS - 4.09%
                   Government of the Netherlands:
     NG 1,000,000   8.75% due 9/15/01............................      595,017
     NG   500,000   8.25% due 2/15/02............................      298,293
     NG   500,000   8.25% due 6/15/02............................      301,430
     NG   500,000   8.25% due 2/15/07............................      336,462
     NG 1,500,000   7.75% due 3/1/05.............................      951,740
     NG   500,000   7.50% due 4/15/10............................      338,422
     NG   750,000   7.50% due 1/15/23............................      540,770
     NG 2,000,000   6.50% due 4/15/03............................    1,165,460
     NG 1,500,000   6.00% due 1/15/06............................      883,898
     NG 2,000,000   5.75% due 1/15/04............................    1,145,591
     NG   500,000   5.75% due 2/15/07............................      292,934
                                                                  ------------
                                                                     6,850,017
                                                                  ------------

      PAR                                                             MARKET
     VALUE                                                            VALUE
------------------                                                 -----------


                   PORTUGAL - 0.92%
                   Republic Of Portugal:
    Ff  3,000,000   6.625% due 5/13/08...........................  $   619,396
    PTE75,000,000   5.375% due 6/23/08...........................      466,741
    PTE75,000,000   4.812% due 4/23/03...........................      448,508
                                                                   -----------
                                                                     1,534,645
                                                                   -----------

                   SPAIN - 4.62%
                   Government of Spain:
     Pst     50MM   10.50% due 10/30/03...........................     449,827
     Pst    100MM   10.30% due 6/15/02............................     845,307
     Pst     50MM   10.00% due 2/28/05............................     460,218
     Pst     70MM   8.20% due 2/28/09.............................     635,456
     Pst     80MM   8.00% due 5/30/04.............................     668,292
     Ff 2,000,000   6.50% due 6/20/01.............................     376,810
     Pst    236MM   6.00% due 1/31/08.............................   1,845,670
     Pst    100MM   6.00% due 1/31/29.............................     782,979
     Pst     67MM   5.25% due 1/31/03.............................     496,588
     Pst    163MM   5.00% due 1/31/01.............................   1,165,247
                                                                   -----------
                                                                     7,726,394
                                                                   -----------

                   SWEDEN - 2.23%
                   Kingdom of Sweden:
     SK 3,000,000   10.25% due 5/5/00............................      401,340
     SK 6,000,000   10.25% due 5/5/03............................      923,593
     SK 3,000,000   9.00% due 4/20/09............................      508,688
     SK 3,000,000   8.00% due 8/15/07............................      466,559
      C $ 500,000   6.75% due 12/31/01...........................      341,738
     SK 2,000,000   6.50% due 10/25/06...........................      281,671
     SK 6,000,000   6.00% due 2/9/05.............................      809,587
                                                                   -----------
                                                                     3,733,176
                                                                   -----------
                   SWITZERLAND - 0.70%
                   Government of Switzerland:
      Chf 500,000   4.50% due 7/8/02.............................      391,463
      Chf 500,000   4.50% due 4/8/06.............................      413,056
      Chf 500,000   4.00% due 4/8/28.............................      370,973
                                                                   -----------
                                                                     1,175,492
                                                                   -----------

                   UNITED KINGDOM - 6.95%
                   Government of United Kingdom:
      L   250,000   9.75% due 8/27/02............................      477,722
      L   400,000   9.00% due 10/13/08...........................      881,202
      L   250,000   9.00% due 7/12/11............................      577,720
      L   750,000   8.75% due 8/25/17............................    1,864,290
      L   500,000   8.50% due 12/7/05............................    1,004,514

       PAR                                                             MARKET
      VALUE                                                            VALUE
------------------                                                 -----------
                     UNITED KINGDOM - CONTINUED
      L    500,000   8.00% due 9/25/09...........................  $ 1,030,906
      L    500,000   8.00% due 12/7/15...........................    1,149,006
      L    750,000   8.00% due 6/7/21............................    1,829,033
      L  1,000,000   7.50% due 12/7/06...........................    1,947,999
      L    500,000   7.00% due 11/6/01...........................      868,023
                                                                   -----------
                                                                    11,630,415
                                                                   -----------

                    UNITED STATES - 1.45%
      DM 4,000,000  Federal National Mortgage Association,
                    5.00% due 2/16/01............................    2,433,022
                                                                   -----------


                   TOTAL GOVERNMENT BONDS
                   (Cost $133,207,822)...........................  140,278,882
                                                                   -----------

                   SUPRANATIONAL - 5.95%
     Ff  1,600,000  Eurofima:
                    9.25% due 12/18/03...........................      349,785
                   European Investment Bank:
     Lit   1,100MM   10.50% due 2/7/02...........................      787,047
     L     250,000   9.00% due 5/14/02...........................      455,660
     Ff  2,000,000   6.125% due 10/8/04..........................      391,971
     L   1,000,000   6.00% due 11/26/04..........................    1,705,118
     Y.      100MM   4.625% due 2/26/03..........................      949,675
     L 100,000,000   3.00% due 9/20/06...........................      932,427
                    International Bank for
                    Reconstruction & Development:
     Lit     150MM  10.80% due 11/13/01..........................      106,902
     Lit     200MM  9.45% due 8/11/03............................      147,046
     L     400,000  9.25% due 7/20/07............................      833,384
     Y.      250MM  5.25% due 3/20/02............................    2,350,092
     Y.      100MM  4.50% due 3/20/03............................      948,154
                                                                   -----------

                   TOTAL SUPRANATIONAL
                   (Cost $10,124,302)............................    9,957,261
                                                                   -----------

                   CORPORATE BONDS - 4.18%

                   FRANCE - 3.94%
                   Credit Local de France:
    Lit   1,000MM   9.00% due 6/14/01............................      670,487
    Ff  5,000,000   8.875% due 6/10/02...........................    1,025,621
    Ff  8,000,000   6.25% due 9/27/05............................    1,588,976
    Ff  4,000,000   6.00% due 11/15/01...........................      747,029
    Ff 10,000,000  Elf Aquitaine SA,
                    7.125% due 8/11/03...........................    1,990,614

================================================================================
       INTERNATIONAL GOVERNMENT BOND FUND - INVESTMENT PORTFOLIO CONTINUED
November 30, 1998 (Unaudited)                                                 75
================================================================================

     PAR                                                              MARKET
     VALUE                                                            VALUE
------------------                                                ------------

                    FRANCE - CONTINUED
       FF3,000,000  Toyota Motor Credit,
                     6.25% due 4/11/02........................... $    565,216
                                                                  ------------
                                                                     6,587,943
                                                                  ------------

                    UNITED KINGDOM - 0.25%
         L 250,000  Sudwestdeutsche Lbank Cap,
                     0.00% due...................................      412,156
                                                                  ------------

                    TOTAL CORPORATE BONDS
                    (Cost $7,391,954)............................    7,000,099
                                                                  ------------

                    TOTAL INVESTMENTS
                    (Cost $150,724,078) - 93.98%.................  157,236,242
                    Other assets less liabilities,
                    net - 6.02%..................................   10,075,800
                                                                  ------------
                    NET ASSETS (equivalent
                    to $12.50 per share on
                    13,382,708 shares
                    outstanding) - 100%.......................... $167,312,042
                                                                  ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
76    INTERNATIONAL GOVERNMENT BOND FUND - FINANCIAL STATEMENTS (Unaudited)
================================================================================


STATEMENT OF ASSETS AND LIABILITIES
November 30, 1998



ASSETS:
Investments (cost $150,724,078) .........................................     $157,236,242
Cash ....................................................................          955,982
Foreign currencies ......................................................        1,907,707

Receivables:
  Investment securities sold ............................................          457,120
  Investment income .....................................................        3,780,122
  Capital stock sold ....................................................        3,159,291
  Foreign withholding taxes .............................................           20,415
Prepaid expenses ........................................................            1,483
                                                                              ------------
  Total assets ..........................................................      167,518,362
                                                                              ------------

LIABILITIES:
Advisory fees ...........................................................          139,491
Foreign tax withholding .................................................           37,278
Shareholder reports .....................................................           14,503
Custodian fees ..........................................................            5,526
Other liabilities .......................................................            9,522
                                                                              ------------
  Total liabilities .....................................................          206,320
                                                                              ------------
NET ASSETS APPLICABLE TO CAPITAL
  SHARES OUTSTANDING ....................................................     $167,312,042
                                                                              ------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  13,382,708 at 11/30/98 and 13,645,599 at 5/31/98 shares outstanding ...     $    133,827
Additional paid in capital ..............................................      158,190,288
Accumulated net realized gain on securities .............................          783,420
Undistributed net investment income .....................................        1,628,030
Unrealized appreciation of:
  Investments ...........................................................        6,512,164
  Foreign currency transactions .........................................           64,313
                                                                              ------------
TOTAL NET ASSETS APPLICABLE TO CAPITAL
  SHARES OUTSTANDING ....................................................     $167,312,042
                                                                              ============

STATEMENT OF OPERATIONS
For the six months ended November 30, 1998

INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $45,345) .......................    $  3,924,225
                                                                                  ------------
EXPENSES:
Advisory fees ................................................................         396,707
Custodian and accounting services ............................................          18,240
Reports to shareholders ......................................................          13,014
Audit fees and tax services ..................................................           2,215
Directors' fees and expenses .................................................           2,243
Miscellaneous ................................................................           5,908
                                                                                  ------------
  Total expenses .............................................................         438,327
                                                                                  ------------
NET INVESTMENT INCOME ........................................................       3,485,898
                                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments ..................................................  $  (263,729)
  Foreign currency translation .................................       61,786
  Futures contracts ............................................      326,660          124,717
                                                                 ------------
Net unrealized appreciation (depreciation) during the year:
  Securities ...................................................   13,071,652
  Foreign currency transactions ................................       83,756
  Futures contracts ............................................     (214,063)      12,941,345
                                                                 ------------     ------------
   Net realized and unrealized gain on securities and
     foreign currencies during the period .....................................     13,066,062
                                                                                  ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................   $ 16,551,960
                                                                                  ============

================================================================================
       INTERNATIONAL GOVERNMENT BOND FUND - FINANCIAL STATEMENTS CONTINUED    77
================================================================================


STATEMENT OF CHANGES IN NET ASSETS

                                                                          For the            For the
                                                                    six months ended    fiscal year ended
                                                                     November 30, 1998    May 31, 1998
                                                                     -----------------  -----------------

OPERATIONS:
Net investment income .............................................     $   3,485,898      $   7,923,140
Net realized gain (loss) on securities and
  foreign currency transactions ...................................           124,717         (3,852,314)
Net unrealized appreciation of securities and
  translation of foreign currencies during the period .............        12,941,345            241,624
                                                                        -------------      -------------
   Increase in net assets resulting from operations ...............        16,551,960          4,312,450
                                                                        -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .............................................        (2,319,997)        (3,034,869)
Net realized gain on securities ...................................                --           (136,607)
                                                                        -------------      -------------
  Decrease in net assets resulting from distributions
   to shareholders ................................................        (2,319,997)        (3,171,476)
                                                                        -------------      -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ..................................        35,386,864         30,361,915
Proceeds from capital stock issued for distributions reinvested ...         2,319,997          3,171,476
                                                                        -------------      -------------
                                                                           37,706,861         33,533,391
Cost of capital stock repurchased .................................       (40,409,665)       (56,600,279)
                                                                        -------------      -------------
  Decrease in net assets resulting from
   capital stock transactions .....................................        (2,702,804)       (23,066,888)
                                                                        -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................        11,529,159        (21,925,914)

NET ASSETS:
Beginning of period ...............................................       155,782,883        177,708,797
                                                                        -------------      -------------
End of period (including undistributed net investment income
  of $1,628,030 and $462,129) .....................................     $ 167,312,042      $ 155,782,883
                                                                        =============      =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ......................................         2,919,958          2,685,573
Shares issued for distributions reinvested ........................           188,737            279,556
Shares of capital stock repurchased ...............................        (3,371,586)        (4,999,093)
                                                                        -------------      -------------
  Decrease in shares outstanding ..................................          (262,891)        (2,033,964)
Shares outstanding:
  Beginning of period .............................................        13,645,599         15,679,563
                                                                        -------------      -------------
  End of period ...................................................        13,382,708         13,645,599
                                                                        =============      =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                   MONEY MARKET FUND - STATEMENT OF NET ASSETS

78                                                 November 30, 1998 (Unaudited)
================================================================================

    PAR                                                              MARKET
   VALUE                                                             VALUE
------------                                                      ------------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 85.96%

            AEROSPACE/DEFENSE - 0.95%
$2,200,000  Lockheed Martin Corp.,
              5.60% due 02/16/1999...........................    $  2,173,649
                                                                 ------------

            BEVERAGE - SOFT DRINKS - 0.69%
 1,577,000  Coca Cola Co.,
              5.07% due 12/15/1998...........................       1,573,891
                                                                 ------------

            CHEMICAL - MAJOR - 3.30%
            E.I. du Pont de Nemours and Co.:
 2,700,000    5.19% due 12/08/1998...........................       2,697,275
 1,300,000    5.10% due 01/13/1999...........................       1,292,081
 1,050,000    4.98% due 01/26/1999...........................       1,036,928
 2,584,000    4.94% due 03/04/1999...........................       2,550,014
                                                                 ------------
                                                                    7,576,298
                                                                 ------------

            CONSUMER FINANCE - 15.81%
            Associates Corp. of North America:
 1,500,000    7.82% due 10/21/1999...........................       1,537,630
 1,000,000    6.38% due 08/15/1999...........................       1,008,336
 1,800,000    5.20% due 12/23/1998...........................       1,794,280
 1,500,000    5.14% due 02/19/1999...........................       1,482,867
 3,858,000    5.09% due 02/26/1999...........................       3,810,543
            Commercial Credit Co.:
 2,300,000    5.25% due 02/10/1999...........................       2,276,185
 1,072,000    5.17% due 02/02/1999...........................       1,062,301
 4,000,000    5.09% due 12/14/1998...........................       3,992,648
 2,848,000    5.08% due 12/09/1998...........................       2,844,785
            Countrywide Home Loans:
 2,200,000    5.20% due 01/27/1999...........................       2,181,887
 3,000,000    5.20% due 01/29/1999...........................       2,974,433
 1,300,000    5.20% due 02/05/1999...........................       1,287,607
            Sears Roebuck Acceptance Corp.:
 1,000,000    6.54% due 05/06/1999...........................       1,004,497
 3,000,000    5.20% due 01/22/1999...........................       2,977,467
   650,000    5.15% due 03/02/1999...........................         641,538
   940,000    5.06% due 01/26/1999...........................         932,601
 1,300,000    5.07% due 03/22/1999...........................       1,279,678
 1,400,000    5.00% due 02/24/1999...........................       1,383,472
 1,800,000    5.00% due 03/08/1999...........................       1,775,750
                                                                 ------------
                                                                   36,248,505
                                                                 ------------

    PAR                                                             MARKET
   VALUE                                                            VALUE
------------                                                     ------------
            DRUGS - 0.97%
$2,228,000  Schering Corp.,
              5.00% due 12/02/1998...........................    $  2,227,691
                                                                 ------------

            ELECTRICAL EQUIPMENT - 0.65%
 1,500,000  General Electric Co.,
              5.15% due 12/01/1998...........................       1,500,000
                                                                 ------------

            ENTERTAINMENT - 6.02%
            Mattel Inc.:
 3,500,000    5.37% due 12/10/1998...........................       3,495,301
 3,000,000    5.28% due 12/21/1998...........................       2,991,200
            Walt Disney:
 1,600,000    5.13% due 01/12/1999...........................       1,590,424
 4,000,000    5.08% due 01/05/1999...........................       3,980,244
 1,770,000    5.00% due 02/17/1999...........................       1,750,825
                                                                 ------------
                                                                   13,807,994
                                                                 ------------

            FINANCE COMPANIES - 21.13%
 1,957,000  Bell Atlantic Financial Services Inc.,
              5.35 % due 0.00 12/01/1998....   1,957,000
 2,000,000  Caterpillar Financial Service Corp,
              6.80% due 06/15/1999...........................       2,011,155
            Ciesco L P:
 1,200,000    5.20% due 12/01/1998...........................       1,200,000
 2,000,000    5.20% due 12/04/1998...........................       1,999,133
 2,000,000    5.15% due  01/06/1999..........................       1,989,700
 2,500,000    5.13% due  01/20/1999..........................       2,482,205
            CIT Group Holdings Inc.:
 2,000,000    6.13% due 01/14/1999...........................       2,001,115
 1,000,000    5.33% due 12/14/1998...........................         998,075
 1,200,000    5.10% due 12/28/1998...........................       1,195,410
 1,500,000    5.07% due 12/24/1998...........................       1,495,141
 1,825,000    5.03% due 12/16/1998...........................       1,821,175
 2,400,000    5.00% due  02/01/1999..........................       2,379,333
 2,500,000  Ford Motor Credit Co.,
              5.03% due  01/28/1999..........................       2,479,740
            Ford Motor Credit Europe:
 1,700,000    5.05% due 01/19/1999...........................       1,688,315
 2,000,000    5.03% due 02/03/1999...........................       1,982,116
 1,592,000    5.02% due 01/21/1999...........................       1,580,678
 2,068,000    5.02% due 02/04/1999...........................       2,049,256
            General Electric Capital Corp.:
 2,000,000    5.13% due  02/22/1999..........................       1,976,345
 1,900,000    5.04% due  03/29/1999..........................       1,868,612


    PAR                                                             MARKET
   VALUE                                                            VALUE
------------                                                     ------------
            FINANCE COMPANIES - Continued
            General Electric Capital Services:
$1,600,000    5.33% due 12/21/1998...........................    $  1,595,262
 2,300,000    5.06% due 02/08/1999...........................       2,277,694
   900,000    5.03% due  02/10/1999..........................         891,072
            General Motors Acceptance Corp.:
 2,250,000    8.40% due 10/15/1999...........................       2,314,312
 1,560,000    7.38% due 05/26/1999...........................       1,571,826
   750,000    6.50% due 04/16/1999...........................         751,673
 1,000,000    6.45% due 05/24/1999...........................       1,004,895
   900,000    5.18% due 01/05/1999...........................         895,467
 1,500,000    5.18% due 01/27/1999...........................       1,487,698
   500,000  International Lease Finance Corp.,
              6.63% due 04/01/1999...........................         502,338
                                                                 ------------
                                                                   48,446,741
                                                                 ------------

            FOODS - 4.31%
            Archer Daniels Midland Co.:
 3,000,000    5.43% due 12/03/1998...........................       2,999,095
 2,500,000    5.43% due 12/03/1998...........................       2,499,246
 2,000,000    4.93% due 02/25/1999...........................       1,976,446
 2,409,000  Kellogg Co.,
              5.16% due 12/22/1998...........................       2,401,749
                                                                 ------------
                                                                    9,876,536
                                                                 ------------
            HOSPITAL SUPPLIES - 1.70%
            Abbott Labs:
 3,000,000    4.88% due 12/30/1998...........................       2,988,207
   922,000    4.76% due 12/28/1998...........................         918,708
                                                                 ------------
                                                                    3,906,915
                                                                 ------------
            HOUSEHOLD PRODUCTS - 0.87%
 2,000,000  Colgate-Palmolive Co.,
              5.15% due 12/11/1998...........................       1,997,139
                                                                 ------------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 2.17%
            IBM Corp.:
 2,000,000    5.20% due 12/09/1998...........................       1,997,688
 3,000,000    5.05% due 01/07/1999...........................       2,984,429
                                                                 ------------
                                                                    4,982,117
                                                                 ------------
            INFORMATION PROCESSING -
            DATA SERVICES- 0.87%
 2,000,000  International Business Machine Corp.,
              5.12% due 12/29/1998...........................       1,992,036
                                                                 ------------

===============================================================================
              MONEY MARKET FUND - STATEMENT OF NET ASSETS continued

November 30, 1998 (Unaudited)                                                79
===============================================================================

    PAR                                                             MARKET
   VALUE                                                            VALUE
------------                                                     ------------
            INSURANCE - MULTILINE - 3.38%
            Marsh & McLennan Companies Inc.:
$2,500,000    5.23% due 12/17/1998...........................    $  2,494,189
 3,348,000    5.18% due 03/24/1999...........................       3,293,563
 2,000,000    5.06% due 03/26/1999...........................       1,967,672
                                                                 ------------
                                                                    7,755,424
                                                                 ------------

            MACHINERY - INDUSTRIAL/SPECIALTY - 2.17%
            Dover Corp.:
 2,500,000    5.22% due 01/15/1999...........................       2,483,688
 2,500,000    5.18% due 01/04/1999...........................       2,487,769
                                                                 ------------
                                                                    4,971,457
                                                                 ------------

            MERCHANDISE - SPECIALTY - 1.08%
 2,500,000  Fortune Brands,
              5.30% due 01/11/1999...........................       2,484,910
                                                                 ------------

            OIL - INTEGRATED DOMESTIC - 0.86%
 2,000,000  Atlantic Richfield Co.,
              4.95% due 04/05/1999...........................       1,965,625
                                                                 ------------

            OIL - INTEGRATED INTERNATIONAL - 1.18%
 2,705,000  Shell Oil Co.,
              6.95% due 12/15/1998...........................       2,706,273
                                                                 ------------

            SECURITIES RELATED - 12.59%
            Bear Stearns Co. Inc.:
 1,000,000    6.08% due 10/06/1999...........................       1,006,779
 3,000,000  Floating rate note due 06/07/1999,
              5.56188% at 11/30/98...........................       3,000,000
 2,000,000  Floating rate note due 04/06/1999,
              5.2525% at 11/30/98............................       2,000,000
 3,000,000  Floating rate note due 04/30/1999,
              5.15969% at 11/30/98...........................       3,000,000
            Merrill Lynch & Co. Inc.:
   650,000    5.44% due 12/11/1998...........................         649,018
   400,000    5.18% due 01/15/1999...........................         397,410
   900,000    5.16% due 03/11/1999...........................         887,100
 1,300,000    5.16% due 03/15/1999...........................       1,280,621
 2,000,000    5.16% due 03/16/1999...........................       1,969,900
   350,000    5.13% due 01/04/1999...........................         348,304
   225,000    5.13% due 01/29/1999...........................         223,108
   305,000    5.13% due 03/19/1999...........................         300,306
 1,025,000    5.07% due 01/15/1999...........................       1,018,504
 2,500,000    5.06% due 01/25/1999...........................       2,480,674


    PAR                                                             MARKET
   VALUE                                                            VALUE
------------                                                     ------------
            Morgan Stanley, Dean Witter, Discover:
$3,000,000    5.63% due 03/01/1999...........................    $  2,999,072
 2,500,000    5.35% due 01/11/1999...........................       2,484,767
   850,000    5.35% due 01/12/1999...........................         844,695
 2,000,000    5.29% due 02/26/1999...........................       1,974,432
 1,300,000    5.10% due 02/12/1999...........................       1,286,556
   725,000    5.08% due 02/05/1999...........................         718,248
                                                                 ------------
                                                                   28,869,494
                                                                 ------------

            UTILITIES - COMMUNICATION - 5.26%
            BellSouth Telecomm:
 4,119,000    5.07% due 02/23/1999...........................       4,070,272
   368,000    5.00% due 01/27/1999...........................         365,087
            GTE Corp.:
 1,900,000    5.50% due 02/09/1999...........................       1,879,681
 1,600,000    5.47% due 02/12/1999...........................       1,582,253
 1,700,000    5.40% due  01/26/1999..........................       1,685,720
 2,500,000    5.40% due 02/11/1999...........................       2,473,000
                                                                 ------------
                                                                   12,056,013
                                                                 ------------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $197,118,708)..............................     189,118,708
                                                                 ------------

            FOREIGN GOVERNMENT BONDS - 0.54%

            CANADA - 0.54%
 1,250,000  British Columbia Province,
              5.02% due 12/21/1998...........................       1,246,514
                                                                 ------------

            TOTAL FOREIGN GOVERNMENT BONDS
            (Cost $1,246,514)...........................            1,246,514
                                                                 ------------

            UNITED STATES GOVERNMENT
            SHORT TERM - 13.03%
 1,000,000  Federal  Farm Credit  Bank,
              5.50% due 04/01/1999...........................         999,428
            Federal Home Loan Bank:
 1,000,000    5.60% due 03/10/1999...........................       1,000,014
 1,000,000    5.56% due 03/25/1999...........................         999,664
 1,000,000    5.50% due 03/26/1999...........................         999,669
 1,000,000    5.48% due 12/07/1998...........................         999,980
 2,000,000    5.09% due 11/05/1999...........................       2,000,000
 3,000,000    5.03% due 10/29/1999...........................       3,000,000


    PAR                                                             MARKET
   VALUE                                                            VALUE
------------                                                     ------------
            UNITED STATES GOVERNMENT
            SHORT TERM-Continued
            Federal Home Loan Mortgage Corp.:
$4,000,000    5.04% due 12/07/1998...........................    $  3,996,640
 2,000,000    5.02% due 11/05/1999...........................       2,000,000
            Federal National Mortgage Association:
 1,000,000    5.65% due 04/09/1999...........................         999,905
 1,000,000    5.63% due 05/05/1999...........................         999,622
 2,000,000    5.57% due 05/07/1999...........................       1,998,486
 2,000,000    5.29% due 12/18/1998...........................       1,995,004
 3,000,000    5.00% due 01/08/1999...........................       2,984,167
 4,946,000    4.87% due 02/05/1999...........................       4,901,840
                                                                 ------------
                                                                   29,874,419
                                                                 ------------
            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM
            (Cost $29,874,419)...............................      29,874,419
                                                                 ------------

            TOTAL INVESTMENTS
            (Cost $228,239,641) - 99.53%..                        228,239,641
            Other assets less liabilities,
             net - 0.47%.....................................       1,084,524
                                                                 ------------
            NET ASSETS (equivalent
             to $1.00 per share on
             229,324,165 shares
             outstanding) - 100%.............................    $229,324,165
                                                                 ============

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
1,000,000,000 shares authorized,
  229,324,165 shares outstanding.............................       2,293,242
Additional paid in capital...................................     227,030,923
                                                                 ------------
NET ASSETS APPLICABLE TO SHARES
OUTSTANDING..................................................    $229,324,165
                                                                 ============

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
80            MONEY MARKET FUND - FINANCIAL STATEMENTS (Unaudited)
===============================================================================


STATEMENT OF OPERATIONS
For the six months ended November 30, 1998


INVESTMENT INCOME:
Interest ..................................................      $5,994,442
                                                                 ----------

EXPENSES:
Advisory fees .............................................         540,476
Custodian and accounting services .........................          24,429
Reports to shareholders ...................................          15,616
Audit fees and tax services ...............................           3,783
Directors' fees and expenses ..............................           2,631
Miscellaneous .............................................           5,892
                                                                 ----------
  Total expenses ..........................................         592,827
                                                                 ----------
NET INVESTMENT INCOME .....................................       5,401,615
                                                                 ----------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $5,401,615
                                                                 ==========

STATEMENT OF CHANGES IN NET ASSETS

                                                         For the            For the
                                                     six months ended   fiscal year ended
                                                     November 30, 1998    May 31, 1998
                                                     -----------------  ----------------
OPERATIONS:
Net investment income ..............................   $   5,401,615      $   7,739,732
                                                       -------------      -------------
  Increase in net assets resulting from operations..       5,401,615          7,739,732
                                                       -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................      (5,401,615)        (7,739,732)
                                                       -------------      -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ...................     164,453,163        331,782,891
Proceeds from capital stock issued for
   distributions reinvested ........................       5,401,615          7,739,732
                                                       -------------      -------------
                                                         169,854,778        339,522,623
Cost of capital stock repurchased ..................    (131,506,063)      (276,671,818)
                                                       -------------      -------------
  Increase in net assets resulting from capital
    stock transactions .............................      38,348,715         62,850,805
                                                       -------------      -------------
TOTAL INCREASE IN NET ASSETS .......................      38,348,715         62,850,805

NET ASSETS:
Beginning of period ................................     190,975,450        128,124,645
                                                       -------------      -------------
End of period ......................................   $ 229,324,165      $ 190,975,450
                                                       =============      =============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .......................     164,453,164        331,782,891
Shares issued for distributions reinvested .........       5,401,615          7,739,732
Shares of capital stock repurchased ................    (131,506,064)      (276,671,818)
                                                       -------------      -------------
  Increase in shares outstanding ...................      38,348,715         62,850,805
Shares outstanding:
  Beginning of period ..............................     190,975,450        128,124,645
                                                       -------------      -------------
  End of period ....................................     229,324,165        190,975,450
                                                       =============      =============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)                 81
===============================================================================

NOTE 1 -- ORGANIZATION
     The American General Series Portfolio Company (the "Series") consists of thirteen separate investment portfolios (the "Funds"):

     Stock Index Fund
     MidCap Index Fund
     Small Cap Index Fund
     International Equities Fund
     Growth Fund
     Growth & Income Fund
     Science & Technology Fund
     Social Awareness Fund
     Asset Allocation Fund (formerly Timed Opportunity Fund)
     Capital Conservation Fund
     Government Securities Fund
     International Government Bond Fund
     Money Market Fund

     The Series is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Each Fund is diversified with the exception of International Government Bond Fund which is non-diversified as defined by the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A.   INVESTMENT VALUATION

     Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Directors.

B.   OPTIONS AND FUTURES

     CALL AND PUT OPTIONS. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

     FUTURES CONTRACTS. The initial margin deposit made upon entering into a futures contract is held by the custodian, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.

C.   REPURCHASE AGREEMENTS

     The seller of a repurchase agreement collateralizes the agreement with securities delivered to the Fund's custodian bank. The Adviser determines, on a daily basis, that the seller maintains collateral of at least 100% of the repurchase proceeds due to the Fund at maturity.

D.   FOREIGN CURRENCY TRANSLATION

     The accounting records of each Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates on transaction date.

     Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

     In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

E.   FEDERAL INCOME TAXES

     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore no federal income tax provision is required.

===============================================================================
82             NOTES TO FINANCIAL STATEMENTS (Unaudited) CONTINUED
===============================================================================

F.   INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME

     Investment transactions are accounted for on the trade date. Realized gains and losses are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for dividend income on certain foreign securities which is recorded when the Fund becomes aware of the dividend. interest income on investments is accrued daily.

G.   DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income monthly, except for the Money Market Fund, which declares daily. Capital gains distributions are declared annually.

     Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

NOTE 3 -- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     VALIC (the "adviser") serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. On May 1, 1992, the Adviser entered into a sub-advisory agreement with Bankers Trust Company ("Bankers Trust"), a wholly-owned subsidiary of Bankers Trust New York Corporation, to serve as investment sub-adviser to Stock Index Fund, Midcap Index Fund, and Small Cap Index Fund. On April 29, 1994, the Adviser entered into sub-advisory agreements with T. Rowe Price Associates, Inc. to serve as investment sub-adviser to Growth Fund and Science & Technology Fund, and with Value Line, Inc., to serve as investment sub-adviser to Growth & Income Fund. Sub-advisers are compensated for such services by the Adviser.

     The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates: for Stock Index Fund, Midcap Index Fund, Small Cap Index Fund and International Equities Fund
 .35% on the first $500 million and .25% on the excess over $500 million; for Social Awareness Fund, Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund, .50%; for Growth & Income Fund, .75%; for Growth Fund, .80%; for Science & Technology Fund, .90%.

     To the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of the fund's average daily net assets, the Adviser will voluntarily reduce expenses of any such Fund by the amount of the excess. The Adviser may withdraw this voluntary undertaking upon 30 days written notice to the Series.

     On October 31, 1996, the Series entered into an accounting services agreement with VALIC which appointed VALIC as Accounting Services Agent. Under the agreement VALIC will provide, or cause to be provided, certain accounting and administrative services to the Series. During the period ended November 30, 1998, the Series paid VALIC $495,993 for such services provided directly by VALIC.

     VALIC provided to the Series, at cost, certain services associated with the printing of reports to shareholders. During the six months ended November 30, 1998, the Series paid $2,280 for such services.

     During the six months ended November 30, 1998, security transactions were affected between the following Funds at the then current market price with no brokerage commissions incurred:

    SELLER              PURCHASER       COST TO PURCHASER    NET GAIN TO SELLER
----------------     ----------------  -----------------    ------------------
MIDCAP INDEX FUND     STOCK INDEX FUND     $40,645,652          $18,297,519


     At November 30, 1998, VALIC Separate Account A (a registered separate account of VALIC) owned over five percent of the outstanding shares of the following Funds:

                                                                 VALIC SEPARATE
                                                                    ACCOUNT A
                                                                 --------------
Stock Index Fund ...............................................      97.13%
MidCap Index Fund ..............................................      99.97
Small Cap Index Fund ...........................................     100.00
International Equities Fund ....................................      99.92
Growth Fund ....................................................      97.99
Growth & Income Fund ...........................................     100.00
Science & Technology Fund ......................................     100.00
Social Awareness Fund ..........................................      99.99
Asset Allocation Fund ..........................................      99.95
Capital Conservation Fund ......................................     100.00
Government Securities Fund .....................................     100.00
International Government Bond Fund .............................     100.00
Money Market Fund ..............................................      99.64

     Certain officers and directors of the Series are officers and directors of VALIC or American General Corporation.

NOTE 4 -- INVESTMENT ACTIVITY

     The information in the following table is presented on the basis of cost for federal income tax purposes at November 30,1998.

                                IDENTIFIED COST        GROSS              GROSS
                                OF INVESTMENTS       UNREALIZED         UNREALIZED        NET UNREALIZED
                                    OWNED           APPRECIATION       DEPRECIATION        APPRECIATION
                                --------------     --------------     --------------     --------------
Stock Index Fund .............  $1,851,439,873     $2,063,434,110     $   50,953,121     $2,012,480,989
MidCap Index Fund ............     601,706,069        235,879,807         68,898,592        166,981,215
Small Cap Index Fund .........     207,883,140         41,540,212         35,059,131          6,481,081
International Equities Fund...     110,429,424         54,935,052         22,219,252         32,715,800
Growth Fund ..................     867,758,005        287,925,726         52,464,502        235,461,224
Growth & Income Fund .........     185,222,633         74,780,958          3,635,376         71,145,582
Science & Technology Fund ....     966,287,292        252,274,629         64,470,250        187,804,379
Social Awareness Fund ........     343,844,974         75,195,214         14,261,286         60,933,928
Asset Allocation Fund ........     200,281,075         51,943,955          2,777,942         49,166,013
Capital Conservation Fund ....      64,002,206          1,956,026          1,292,003            664,023
Government Securities Fund ...     104,400,695          5,266,488             87,992          5,178,496
International Government
   Bond Fund .................     150,724,078         11,363,283          4,840,270          6,523,013
Money Market Fund ............     228,239,641                  0                  0                  0

     The following net realized capital loss carryforwards at November 30, 1998, may be utilized to offset future capital gains.


                               CAPITAL LOSS CARRYFORWARD      EXPIRATION THROUGH
                               --------------------------     -------------------
Capital Conservation Fund ....        517,286                   May 31, 2003
Government Securities Fund ...      1,734,344                   May 31, 2003
Money Market Fund ............          3,017                   May 31, 2004

===============================================================================
               NOTES TO FINANCIAL STATEMENTS (Unaudited) CONTINUED           83
===============================================================================

During the six months, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                            COST OF         PROCEEDS FROM
                                           SECURITIES      SECURITIES SOLD
                                           PURCHASED         OR MATURED
                                       ---------------     ---------------
Stock Index Fund ....................  $   290,835,805     $   161,687,086
MidCap Index Fund ...................      135,204,099         167,282,088
Small Cap Index Fund ................       77,192,326          76,074,185
International Equities Fund .........        4,691,686          13,707,849
Growth Fund .........................      334,101,094         295,641,866
Growth & Income Fund ................      162,069,566         181,071,524
Science & Technology Fund ...........      573,915,502         611,537,625
Social Awareness Fund ...............      204,940,524         154,565,004
Asset Allocation Fund ...............       92,469,552          78,843,111
Capital Conservation Fund ...........       18,812,422          19,891,523
Government Securities Fund ..........       31,857,589          14,165,988
International Government Bond Fund...       13,986,924          20,767,444

NOTE 5 -- PORTFOLIO SECURITIES LOANED

     To realize additional income, a Fund may lend portfolio securities with a value of up to 30% (33 1/3% in the case of Growth Fund and Science & Technology
Fund) of its total assets. Any such loans will be continuously secured by collateral consisting of cash or U.S. Government securities, maintained in a segregated account, at least equal to the market value of the securities loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Each Fund receives income earned on the securities loaned during the lending period and a portion of the earnings or rebate earned on the collateral received.

     Portfolio securities on loan at November 30, 1998 are summarized as follows:

                                      MARKET VALUE      COLLATERAL VALUE
                                    ---------------     ----------------
Stock Index Fund..............      $    11,653,552     $     12,026,772
MidCap Index Fund.............           10,692,871           11,095,596
Small Cap Index Fund..........           13,532,183           14,183,643
International Equities Fund...            9,627,963            9,920,840
Growth & Income Fund..........            1,471,088            1,504,900
Science & Technology Fund.....           51,246,976           53,163,005
Social Awareness Fund.........            1,497,850            1,545,600
Asset Allocation Fund.........            2,146,653            2,192,900
Capital Conservation Fund.....            2,076,192            2,119,000
   Total .....................      $   103,945,328     $    107,752,256
                                    ---------------     ----------------

NOTE 6 -- INVESTMENT CONCENTRATION

     A significant portion of Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government sponsored securities. At November 30, 1998, Government Securities Fund had 55.45% of its net assets invested in such securities.

     At November 30, 1998, International Government Bond Fund had 19.49% of its net assets invested in securities issued by the Government of Japan and an additional 4% in issues of companies located in Japan and/or denominated in Japanese Yen. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

NOTE 7 -- SUBSEQUENT EVENTS

   On December 30, 1998, annual distributions from undistributed net realized gains on investments were declared payable on December 31, 1998, to shareholders of record December 30, 1998, as follows:

                                                            RATE
                                                          PER SHARE
                                                          ---------
Stock Index Fund .................................         0.1472
MidCap Index Fund ................................         2.2617
Small Cap Index Fund .............................         1.3602
International Equities Fund ......................         0.9050
Growth Fund ......................................         1.0129
Growth & Income Fund .............................         1.5339
Social Awareness Fund ............................         2.1153
Asset Allocation Fund ............................         0.8532
International Government Bond Fund ...............         0.0662

     On January 19, 1999, the Board of Directors of the Series approved the termination of Value Line, Inc., as sub-adviser of the Growth & Income Fund. VALIC expects to re-assume direct management of the Fund's investment portfolio on February 22, 1999.

NOTE 8 -- YEAR 2000

     VALIC is in the process of modifying its systems to achieve Year 2000 readiness. This endeavor is directed and managed by VALIC and monitored by the parent company, American General Corporation. VALIC has developed clearly defined and documented plans that have been implemented to minimize the risk of significant negative impact on its operations.

     These plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) test systems for Year 2000 readiness; (4) reprogram or replace systems that are not Year 2000 ready; and (5) return the systems to operation. VALIC expects to complete the forgoing activities for all critical business systems relevant to the Series by December 1998.

     In addition, the Series and VALIC have business relationships with various third parties, each of which must also be Year 2000 ready. Therefore, VALIC's plans also include assessing and attempting to mitigate the risks associated with the potential failure of third parties, as well as contingency plans for any identified risks or shortcomings, to achieve Year 2000 readiness. Due to the various stages of the third parties' Year 2000 readiness, VALIC's efforts in this regard will extend through 1999.

     Through October 31, 1998, VALIC has incurred and expensed $18.8 million (pretax) related to Year 2000 readiness, including $12.3 million incurred during the first ten months of 1998. VALIC currently anticipates that it will incur future costs of $7.9 million (pretax) for additional internal staff, third party vendors, and other expenses for the remainder of 1998 to achieve Year 2000 readiness.

     As of this date, VALIC has completed the inventory, assessment, testing, reprogramming and implementation phases of the plan with respect to its critical systems. VALIC believes its comprehensive plan and resource commitment will allow it to meet its Year 2000 objectives. However, the Year 2000 issue remains complex and the risks, uncertainties, and unforeseen circumstances associated with the Year 2000 issue could have a material adverse impact on VALIC and the Series.

===============================================================================
84                      FINANCIAL HIGHLIGHTS (Unaudited)
===============================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

STOCK INDEX FUND

                                            FOR THE SIX
                                           MONTHS ENDED                 FISCAL YEAR ENDED MAY 31,
                                            NOVEMBER 30,     -----------------------------------------------
                                                1998            1998              1997              1996
                                           -----------       -----------       -----------       -----------
PER SHARE DATA
Net asset value at beginning of
  period ................................  $     33.38       $     26.09       $     20.69       $     16.81
                                           -----------       -----------       -----------       -----------
Income from investment operations:
  Net investment income .................         0.20              0.40              0.39              0.39
  Net realized and unrealized gain
    on securities .......................         2.35              7.44              5.57              4.26
                                           -----------       -----------       -----------       -----------
  Total income from investment
    operations ..........................         2.55              7.84              5.96              4.65
                                           -----------       -----------       -----------       -----------

Distributions:
  Distributions from net investment
    income ..............................        (0.20)            (0.40)            (0.39)            (0.38)
  Distributions from net realized gain
    on securities .......................           --             (0.15)            (0.17)            (0.39)
                                           -----------       -----------       -----------       -----------
  Total distributions ...................        (0.20)            (0.55)            (0.56)            (0.77)
                                           -----------       -----------       -----------       -----------
Net asset value at end of period ........  $     35.73       $     33.38       $     26.09       $     20.69
                                           ===========       ===========       ===========       ===========
TOTAL RETURN ............................         7.67%            30.30%            29.24%            28.17%
                                           ===========       ===========       ===========       ===========

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average
  net assets ............................         0.16%             0.31%             0.34%             0.35%
Ratio of net investment income to
  average net assets ....................         0.60%             1.33%             1.76%             2.05%
Portfolio turnover rate .................            5%                3%                3%                3%
Number of shares outstanding at
  end of period (000's) .................      108,284           104,334            93,687            85,117
Net assets at end of period (000's) .....  $ 3,868,679        $3,482,655       $ 2,444,200       $ 1,760,786
Average net assets during the
  period (000's) ........................  $ 3,531,045       $ 2,968,059       $ 2,019,826       $ 1,498,398
Average commission rate paid ............  $    0.0257       $    0.0283       $    0.0281               n/a


                                              FISCAL YEAR ENDED MAY 31,
                                            -----------------------------
                                                1995              1994
                                            -----------       -----------
PER SHARE DATA
Net asset value at beginning of
  period ................................  $       14.39     $       14.36
                                           -------------     -------------
Income from investment operations:
  Net investment income .................           0.37              0.35
  Net realized and unrealized gain
    on securities .......................           2.45              0.12
                                           -------------     -------------
  Total income from investment
    operations ..........................           2.82              0.47
                                           -------------     -------------
Distributions:
  Distributions from net investment
    income ..............................          (0.37)            (0.35)
  Distributions from net realized gain
    on securities .......................          (0.03)            (0.09)
                                           -------------     -------------
  Total distributions ...................          (0.40)            (0.44)
                                           -------------     -------------
Net asset value at end of period ........  $       16.81     $       14.39
                                           =============     =============
TOTAL RETURN ............................          19.98%             3.29%
                                           =============     =============
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average
  net assets ............................           0.38%             0.39%
Ratio of net investment income to
  average net assets ....................           2.44%             2.44%
Portfolio turnover rate .................             14%                3%
Number of shares outstanding at
  end of period (000's) .................         75,451            75,494
Net assets at end of period (000's) .....  $   1,267,992     $   1,086,459
Average net assets during the
  period (000's) ........................  $   1,140,085     $   1,030,581
Average commission rate paid ............            n/a               n/a



MIDCAP INDEX FUND

                                        FOR THE SIX
                                        MONTHS ENDED                            FISCAL YEAR ENDED MAY 31,
                                        NOVEMBER 30,    -------------------------------------------------------------------------
                                            1998           1998            1997            1996            1995           1994
                                        ------------    ---------       ---------       ---------       ---------       ---------
PER SHARE DATA
Net asset value at beginning of
  period .............................. $   25.27       $   20.83       $   19.09       $   15.68       $   14.54       $   14.38
                                        ---------       ---------       ---------       ---------       ---------       ---------
Income from investment operations:
  Net investment income ...............      0.11            0.23            0.24            0.24            0.26            0.23
  Net realized and unrealized gain
    (loss) on securities ..............     (0.48)           5.80            2.95            4.06            1.59            0.28
                                        ---------       ---------       ---------       ---------       ---------       ---------
  Total income (loss) from
    investment operations .............     (0.37)           6.03            3.19            4.30            1.85            0.51
                                        ---------       ---------       ---------       ---------       ---------       ---------
Distributions:
  Distributions from net investment
    income ............................     (0.11)          (0.23)          (0.24)          (0.24)          (0.26)          (0.23)
  Distributions from net realized
    gain on securities ................        --           (1.36)          (1.21)          (0.65)          (0.45)          (0.12)
                                        ---------       ---------       ---------       ---------       ---------       ---------
  Total distributions .................     (0.11)          (1.59)          (1.45)          (0.89)          (0.71)        (0.35))
                                        ---------       ---------       ---------       ---------       ---------       ---------
Net asset value at end of period ...... $   24.79       $   25.27       $   20.83       $   19.09       $   15.68       $   14.54
                                        =========       =========       =========       =========       =========       =========

TOTAL RETURN ..........................     (1.42)%         29.62%          17.48%          28.10%          13.26%           3.52%
                                        =========       =========       =========       =========       =========       =========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ..........................      0.19%           0.36%           0.40%           0.41%           0.44%           0.46%
Ratio of net investment income to
  average net assets ..................      0.48%           0.95%           1.24%           1.36%           1.73%           1.62%
Portfolio turnover rate ...............        18%             26%             19%             21%             23%             17%
Number of shares outstanding at
  end of period (000's) ...............    30,942          31,830          29,137          28,322          25,988          24,001
Net assets at end of period (000's) ... $ 766,997       $ 804,318       $ 607,061       $ 540,688       $ 407,557       $ 349,041
Average net assets during the
  period (000's) ...................... $ 741,052       $ 722,652       $ 554,397       $ 477,372       $ 376,486       $ 285,247
Average commission rate paid .......... $  0.0239       $  0.0278       $  0.0277             n/a             n/a             n/a

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                   FINANCIAL HIGHLIGHTS (Unaudited) continued                85
===============================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.


SMALL CAP INDEX FUND

                                        FOR THE SIX
                                        MONTHS ENDED                            FISCAL YEAR ENDED MAY 31,
                                        NOVEMBER 30,    -------------------------------------------------------------------------
                                            1998           1998            1997            1996            1995           1994
                                        ---------       ---------       ---------       ---------       ---------       ---------
PER SHARE DATA
Net asset value at beginning of
  period .............................. $   17.94       $   16.18       $   16.25       $   12.49       $   11.52       $   11.28
                                        ---------       ---------       ---------       ---------       ---------       ---------
Income from investment operations:
  Net investment income ...............      0.10            0.19            0.19            0.20            0.17            0.13
  Net realized and unrealized gain
    (loss) on securities ..............     (2.27)           3.17            0.93            4.04            0.97            0.58
                                        ---------       ---------       ---------       ---------       ---------       ---------
  Total income (loss) from
    investment operations .............     (2.17)           3.36            1.12            4.24            1.14            0.71
                                        ---------       ---------       ---------       ---------       ---------       ---------
Distributions:
  Distributions from net investment
    income ............................     (0.10)          (0.19)          (0.19)          (0.20)          (0.17)          (0.13)
  Distributions from net realized
    gain on securities ................        --           (1.41)          (1.00)          (0.28)             --           (0.34)
                                        ---------       ---------       ---------       ---------       ---------       ---------
  Total distributions .................     (0.10)          (1.60)          (1.19)          (0.48)          (0.17)          (0.47)
                                        ---------       ---------       ---------       ---------       ---------       ---------
Net asset value at end of period ...... $   15.67       $   17.94       $   16.18       $   16.25       $   12.49       $   11.52
                                        =========       =========       =========       =========       =========       =========

TOTAL RETURN ..........................    (12.09)%         21.34%           7.51%          34.50%           9.98%           6.18%
                                        =========       =========       =========       =========       =========       =========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ..........................      0.20%           0.39%           0.41%           0.41%           0.44%           0.47%
Ratio of net investment income to
  average net assets ..................      0.64%           1.05%           1.34%           1.36%           1.44%           1.10%
Portfolio turnover rate ...............        36%             36%             42%             31%             34%             16%
Number of shares outstanding at
  end of period (000's) ...............    13,660          13,777          11,893          11,129          10,136           9,381
Net assets at end of period (000's) ... $ 214,103       $ 247,183       $ 192,459       $ 180,785       $ 126,567       $ 108,050
Average net assets during the
  period (000's) ...................... $ 216,147       $ 227,757       $ 178,368       $ 150,448       $ 120,298       $  70,690

Average commission rate paid .......... $  0.0078       $  0.0162       $  0.0297             n/a             n/a             n/a



INTERNATIONAL EQUITIES FUND

                                        FOR THE SIX
                                        MONTHS ENDED                            FISCAL YEAR ENDED MAY 31,
                                        NOVEMBER 30,    -------------------------------------------------------------------------
                                            1998           1998            1997            1996            1995           1994
                                        ------------    ---------       ---------       ---------       ---------       ---------
PER SHARE DATA
Net asset value at beginning of
  period .............................. $   11.95       $   11.44       $   11.15       $   10.42       $   10.14       $    8.99
                                        ---------       ---------       ---------       ---------       ---------       ---------
Income (loss) from investment
  operations:
  Net investment income ...............      0.14            0.23            0.20            0.17            0.15            0.11
  Net realized and unrealized
    gain (loss) on securities and
    foreign currencies ................     (0.12)           0.85            0.63            0.97            0.34            1.17
                                        ---------       ---------       ---------       ---------       ---------       ---------
  Total income from investment
    operations ........................      0.02            1.08            0.83            1.14            0.49            1.28
                                        ---------       ---------       ---------       ---------       ---------       ---------
Distributions:
  Distributions from net investment
    income ............................     (0.13)          (0.24)          (0.19)          (0.17)          (0.15)          (0.11)
  Distributions from net realized
    gain on securities ................        --           (0.33)          (0.35)          (0.24)          (0.06)          (0.02)
                                        ---------       ---------       ---------       ---------       ---------       ---------
  Total distributions .................     (0.13)          (0.57)          (0.54)          (0.41)          (0.21)          (0.13)
                                        ---------       ---------       ---------       ---------       ---------       ---------
Net asset value at end of period ...... $   11.84       $   11.95       $   11.44       $   11.15       $   10.42       $   10.14
                                        =========       =========       =========       =========       =========       =========
TOTAL RETURN ..........................      0.23%           9.92%           7.74%          11.14%           4.92%          14.31%
                                        =========       =========       =========       =========       =========       =========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ..........................      0.21%           0.40%           0.42%           0.42%           0.45%           0.47%
Ratio of net investment income to
  average net assets ..................      1.04%           1.92%           1.75%           1.65%           1.47%           1.43%
Portfolio turnover rate ...............         3%              9%             12%             20%             14%              7%
Number of shares outstanding at
  end of period (000's) ...............    12,110          13,009          15,857          18,497          20,074          17,273
Net assets at end of period (000's) ... $ 143,427       $ 155,469       $ 181,437       $ 206,259       $ 209,091       $ 175,183
Average net assets during the
  period (000's) ...................... $ 143,621       $ 165,984       $ 191,117       $ 204,792       $ 199,235       $ 117,264
Average commission rate paid .......... $  0.0258       $  0.0332       $  0.0236             n/a             n/a             n/a

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
86                 FINANCIAL HIGHLIGHTS (Unaudited) continued
===============================================================================


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

GROWTH FUND


                                        FOR THE SIX
                                        MONTHS ENDED               FISCAL YEAR ENDED MAY 31,
                                        NOVEMBER 30,     -------------------------------------------------------------
                                            1998            1998             1997             1996              1995
                                        ----------       ----------       ----------       ----------       ----------
PER SHARE DATA
Net asset value at beginning of
  period .............................. $    22.08       $    17.62       $    16.49       $    11.43       $     9.87
                                        ----------       ----------       ----------       ----------       ----------
Income (loss) from investment
  operations:
    Net investment income .............      (0.07)           (0.02)            0.02             0.11             0.04
    Net realized and unrealized gain
      (loss) on securities ............      (0.66)            4.82             1.45             5.27             1.56
                                        ----------       ----------       ----------       ----------       ----------
   Total income (loss) from
     investment operations ............      (0.73)            4.80             1.47             5.38             1.60
                                        ----------       ----------       ----------       ----------       ----------
Distributions:
  Distributions from net investment
    income ............................         --            (0.01)           (0.01)           (0.09)           (0.04)
  Distributions from net realized
    gain on securities ................         --            (0.33)           (0.33)           (0.23)              --
                                        ----------       ----------       ----------       ----------       ----------
  Total distributions .................         --            (0.34)           (0.34)           (0.32)           (0.04)
                                        ----------       ----------       ----------       ----------       ----------
Net asset value at end of period ...... $    21.35       $    22.08       $    17.62       $    16.49       $    11.43
                                        ==========       ==========       ==========       ==========       ==========

TOTAL RETURN ..........................      (3.31)%          27.41%            9.00%           47.46%           16.25%
                                        ==========       ==========       ==========       ==========       ==========

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ..........................       0.43%            0.84%            0.86%            0.83%            0.91%
Ratio of net investment income to
  average net assets ..................      (0.16)%          (0.11)%           0.09%            0.89%            0.41%
Portfolio turnover rate ...............         29%              43%              40%              36%              61%
Number of shares outstanding at
  end of period (000's) ...............     52,006           49,832           42,422           25,826            8,800
Net assets at end of period (000's) ... $1,110,208       $1,100,137       $  747,654       $  425,787       $  100,614
Average net assets during the
  period (000's) ...................... $1,072,354       $  946,335       $  588,056       $  238,228       $   42,232
Average commission rate paid .......... $   0.0544       $   0.0474       $   0.0499              n/a              n/a

GROWTH & INCOME FUND


                                        FOR THE SIX
                                        MONTHS ENDED               FISCAL YEAR ENDED MAY 31,
                                        NOVEMBER 30,     -------------------------------------------------------------
                                            1998            1998             1997             1996              1995
                                        ----------       ----------       ----------       ----------       ----------
PER SHARE DATA
Net asset value at beginning of
  period .............................. $    19.91       $    16.87       $    14.78       $    11.09       $     9.87
                                        ----------       ----------       ----------       ----------       ----------
Income (loss) from investment
  operations:
  Net investment income ...............       0.06             0.08             0.10             0.08             0.09
  Net realized and unrealized
    gain (loss) on securities .........      (0.65)            3.25             2.38             3.77             1.22
                                        ----------       ----------       ----------       ----------       ----------
  Total income (loss) from
    investment operations .............      (0.59)            3.33             2.48             3.85             1.31
                                        ----------       ----------       ----------       ----------       ----------
Distributions:
  Distributions from net investment
    income ............................      (0.04)           (0.08)           (0.10)           (0.07)           (0.09)
  Distributions from net realized
    gain on securities ................         --            (0.21)           (0.29)           (0.09)              --
                                        ----------       ----------       ----------       ----------       ----------
  Total distributions .................      (0.04)           (0.29)           (0.39)           (0.16)           (0.09)
                                        ----------       ----------       ----------       ----------       ----------
Net asset value at end of period ...... $    19.28       $    19.91       $    16.87       $    14.78       $    11.09
                                        ==========       ==========       ==========       ==========       ==========
TOTAL RETURN ..........................      (2.97)%          19.87%           17.08%           34.85%           13.35%
                                        ==========       ==========       ==========       ==========       ==========

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ..........................       0.40%            0.80%            0.81%            0.79%            0.86%
Ratio of net investment income to
  average net assets ..................       0.19%            0.43%            0.70%            0.63%            0.93%
Portfolio turnover rate ...............         67%              78%              45%              64%              97%
Number of shares outstanding at end
  of period (000's) ...................     13,299           13,619           12,422            7,685            3,867
Net assets at end of period (000's) ... $  256,354       $  271,159       $  209,545       $  113,546       $   42,867
Average net assets during the
  period (000's) ...................... $  253,895       $  252,647       $  161,226       $   75,158       $   21,910
Average commission rate paid .......... $    0.050       $   0.0500       $   0.0500              n/a              n/a


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                   FINANCIAL HIGHLIGHTS (Unaudited) continued                87
===============================================================================


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

SCIENCE & TECHNOLOGY FUND


                                        FOR THE SIX
                                        MONTHS ENDED               FISCAL YEAR ENDED MAY 31,
                                        NOVEMBER 30,------------------------------------------------------------------
                                            1998            1998             1997             1996              1995
                                        ----------       ----------       ----------       ----------       ----------
PER SHARE DATA
Net asset value at beginning of
  period .............................. $    22.07       $    19.88       $    20.48       $    14.43       $     9.83
                                        ----------       ----------       ----------       ----------       ----------
Income (loss) from investment
  operations:
  Net investment income ...............      (0.16)           (0.09)              --               --             0.03
  Net realized and unrealized gain
    (loss) on securities ..............       2.31             2.28             0.33             8.08             4.72
                                        ----------       ----------       ----------       ----------       ----------
  Total income (loss) from
  investment operations ...............       2.15             2.19             0.33             8.08             4.75
                                        ----------       ----------       ----------       ----------       ----------
Distributions:
  Distributions from net investment
    income ............................         --               --               --               --            (0.02)
  Distributions from net realized
    gain on securities ................         --               --            (0.93)           (2.03)           (0.13)
                                        ----------       ----------       ----------       ----------       ----------
  Total distributions .................         --               --            (0.93)           (2.03)           (0.15)
                                        ----------       ----------       ----------       ----------       ----------
Net asset value at end of period ...... $    24.22       $    22.07       $    19.88       $    20.48       $    14.43
                                        ==========       ==========       ==========       ==========       ==========
TOTAL RETURN ..........................       9.74%           10.85%            1.81%           58.28%           48.61%
                                        ==========       ==========       ==========       ==========       ==========

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ..........................       0.47%            0.95%            0.96%            0.94%            1.00%
Ratio of net investment income to
  average net assets ..................      (0.29)%          (0.46)%          (0.29)%          (0.07)%           0.36%
Portfolio turnover rate ...............         60%             128%             122%             116%             121%
Number of shares outstanding at end
  of period (000's) ...................     47,651           46,355           40,484           27,696           11,550
Total net assets at
  end of period (000's) ............... $1,154,283       $1,023,141       $  804,982       $  567,187       $  166,683
Average net assets during the
  period (000's) ...................... $1,007,553       $  949,947       $  664,608       $  363,087       $   64,974
Average commission rate paid .......... $   0.0455       $   0.0455       $   0.0393              n/a              n/a

SOCIAL AWARENESS FUND

                                        FOR THE SIX
                                        MONTHS ENDED                            FISCAL YEAR ENDED MAY 31,
                                        NOVEMBER 30,-----------------------------------------------------------------------------
                                            1998           1998            1997            1996            1995           1994
                                        ------------    ---------       ---------       ---------       ---------       ---------
PER SHARE DATA
Net asset value at beginning of
  period .............................. $   22.16      $   17.90        $   15.49        $   13.02      $   11.98      $   12.12
                                        ---------      ---------        ---------        ---------      ---------      ---------

Income (loss) from investment
  operations:
  Net investment income ...............      0.11           0.23             0.24             0.26           0.27           0.26
  Net realized and unrealized gain
    (loss) on securities ..............      1.44           5.07             4.19             3.37           1.75          (0.02)
                                        ---------      ---------        ---------        ---------      ---------      ---------
  Total income from investment
  operations ..........................      1.55           5.30             4.43             3.63           2.02           0.24
                                        ---------      ---------        ---------        ---------      ---------      ---------

Distributions:
  Distributions from net investment
    income ............................     (0.11)         (0.23)          (0.24)           (0.25)          (0.27)         (0.26)
  Distributions from net realized
    gain on securities ................        --          (0.81)          (1.78)           (0.91)          (0.71)         (0.12)
                                        ---------      ---------        ---------        ---------      ---------      ---------
  Total distributions .................     (0.11)         (1.04)          (2.02)           (1.16)          (0.98)         (0.38)
                                        ---------      ---------        ---------        ---------      ---------      ---------
Net asset value at end of period ...... $   23.60      $   22.16        $  17.90         $   15.49      $   13.02      $   11.98
                                        =========      =========        ========-        =========      =========      =========

TOTAL RETURN ..........................      7.02%         30.34%          30.48%           28.85%          18.19%          1.97%
                                        =========      =========        ========-        =========      =========      =========

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ..........................     0.28%           0.54%            0.56%           0.56%           0.58%          0.60%

Ratio of net investment income to
  average net assets ..................     0.52%           1.17%            1.53%           1.80%           2.22%          2.19%

Portfolio turnover rate ...............       45%            120%             109%            117%            148%            83%

Number of shares outstanding at end
  of period (000's) ...................   17,167          15,080            8,677           5,220           4,143          3,817
Total net assets at
  end of period (000's) ............... $405,191        $334,167         $155,349        $ 80,887        $ 53,927       $ 45,729
Average net assets during the
  period (000's) ...................... $355,436        $240,782         $106,139        $ 66,888        $ 47,942       $ 41,002
Average commission rate paid .......... $ 0.0353        $ 0.0431         $ 0.0400             n/a             n/a            n/a

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
88                 FINANCIAL HIGHLIGHTS (Unaudited) continued
===============================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

ASSET ALLOCATION FUND

                                        FOR THE SIX
                                        MONTHS ENDED                            FISCAL YEAR ENDED MAY 31,
                                        NOVEMBER 30,    -------------------------------------------------------------------------
                                            1998           1998            1997            1996            1995           1994
                                        ------------    ---------       ---------       ---------       ---------       ---------
PER SHARE DATA
Net asset value at beginning of
  period .............................. $   14.02      $   12.57        $   12.55        $   11.24      $   10.84      $   11.18
                                        ---------      ---------        ---------        ---------      ---------      ---------

Income (loss) from investment
  operations:
  Net investment income ...............      0.20           0.41             0.77             0.44           0.44           0.37
  Net realized and unrealized gain
    (loss) on securities ..............      0.49           2.24             1.44             1.53           0.82          (0.15)
                                        ---------      ---------        ---------        ---------      ---------      ---------
  Total income from investment
  operations ..........................      0.69           2.65             2.21             1.97           1.26           0.22
                                        ---------      ---------        ---------        ---------      ---------      ---------

Distributions:
  Distributions from net investment
    income ............................     (0.20)         (0.41)           (0.78)           (0.44)         (0.44)         (0.37)
  Distributions from net realized
    gain on securities ................        --          (0.79)           (1.41)           (0.22)         (0.42)         (0.19)
                                        ---------      ---------        ---------        ---------      ---------      ---------
  Total distributions .................     (0.20)         (1.20)           (2.19)           (0.66)         (0.86)         (0.56)
                                        ---------      ---------        ---------        ---------      ---------      ---------
Net asset value at end of period ...... $   14.51      $   14.02        $   12.57        $   12.55      $   11.24      $   10.84
                                        =========      =========        ========-        =========      =========      =========
TOTAL RETURN ..........................      4.98%         21.94%           15.89%           17.90%         12.43%          1.86%
                                        =========      =========        ========-        =========      =========      =========

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ..........................      0.28%          0.54%            0.57%            0.57%          0.58%          0.59%

Ratio of net investment income to
  average net assets ..................      1.45%          3.02%            3.26%            3.62%          4.03%          3.24%

Portfolio turnover rate ...............        42%            24%             103%             119%           133%            76%

Number of shares outstanding at end
  of period (000's) ...................    15,079         14,269           14,107           15,142         16,319         17,956
Total net assets at
  end of period (000's) ...............  $218,786       $200,099         $177,347         $190,024       $183,393       $194,576
Average net assets during the
  period (000's) ......................  $204,483       $188,184         $179,615         $187,576       $186,487       $185,036
Average commission rate paid ..........  $ 0.0359       $ 0.0205         $ 0.0401              n/a            n/a            n/a

CAPITAL CONSERVATION FUND

                                        FOR THE SIX
                                        MONTHS ENDED                            FISCAL YEAR ENDED MAY 31,
                                        NOVEMBER 30,    -------------------------------------------------------------------------
                                            1998           1998            1997            1996            1995           1994
                                        ------------    ---------       ---------       ---------       ---------       ---------
PER SHARE DATA
Net asset value at beginning of
  period .............................. $   9.68       $    9.31        $   9.23         $    9.52      $    9.13      $    9.87
                                        ---------      ---------        ---------        ---------      ---------      ---------
Income (loss) from investment
  operations:
  Net investment income ...............     0.31            0.61            0.62              0.62           0.63           0.61
  Net realized and unrealized gain
    (loss) on securities ..............    (0.05)           0.37            0.08             (0.29)          0.39          (0.69)
                                        ---------      ---------        ---------        ---------      ---------      ---------
  Total income (loss) from                  0.26            0.98            0.70              0.33           1.02          (0.08)
  investment operations ............... ---------      ---------        ---------        ---------      ---------      ---------

Distributions:
  Distributions from net investment
    income ............................    (0.30)          (0.61)          (0.62)            (0.62)        (0.63)          (0.61)
  Distributions from net realized
    gain on securities ................       --              --              --                --            --           (0.05)
                                        ---------      ---------        ---------        ---------      ---------      ---------
  Total distributions .................    (0.30)          (0.61)          (0.62)            (0.62)        (0.63)          (0.66)
                                        ---------      ---------        ---------        ---------      ---------      ---------
Net asset value at end of period ...... $   9.64       $    9.68        $   9.31         $    9.23      $   9.52       $    9.13
                                        =========      =========        ========-        =========      =========      =========
TOTAL RETURN ..........................     2.65%          10.76%           7.75%             3.41%        11.80%          (1.13)%
                                        =========      =========        ========-        =========      =========      =========

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average
  net assets ..........................     0.28%           0.54%           0.57%             0.57%         0.58%           0.59%

Ratio of net investment income to
  average net assets ..................     3.16%           6.32%           6.59%             6.47%         6.88%           6.24%

Portfolio turnover rate ...............       30%             14%             45%               80%          100%             55%

Number of shares outstanding at end
  of period (000's) ...................    6,868           6,577           7,168             7,604         6,935           6,712
Total net assets at
  end of period (000's) ............... $ 66,179       $  63,654        $ 66,747         $  70,212      $ 66,031        $ 61,305
Average net assets during the
  period (000's) ...................... $ 65,243       $  66,996        $ 69,352         $  70,271      $ 61,568        $ 59,210

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                   FINANCIAL HIGHLIGHTS (Unaudited) continued                89
===============================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

GOVERNMENT SECURITIES FUND

                                        FOR THE SIX
                                        MONTHS ENDED                            FISCAL YEAR ENDED MAY 31,
                                        NOVEMBER 30,-----------------------------------------------------------------------------
                                            1998           1998            1997            1996            1995           1994
                                        ------------    ---------       ---------       ---------       ---------       ---------
PER SHARE DATA
Net asset value at beginning of
  period .............................. $   10.09      $    9.67       $   9.61        $   9.89        $    9.55       $   10.30
                                        ---------      ---------        ---------        ---------      ---------      ---------
Income (loss) from investment
  operations:
  Net investment income ...............      0.28           0.58           0.59            0.61             0.60            0.55
  Net realized and unrealized gain
    (loss) on securities ..............      0.27           0.42           0.06           (0.28)            0.35           (0.59)
                                        ---------      ---------        ---------        ---------      ---------      ---------

  Total income (loss) from
  investment operations ...............      0.55           1.00           0.65            0.33             0.95           (0.04)
                                        ---------      ---------        ---------        ---------      ---------      ---------

Distributions:
  Distributions from net investment
    income ............................     (0.28)         (0.58)         (0.59)          (0.61)           (0.61)          (0.55)
  Distributions from net realized
    gain on securities ................        --             --             --              --               --           (0.16)
                                        ---------      ---------        ---------        ---------      ---------      ---------

  Total distributions .................     (0.28)         (0.58)         (0.59)          (0.61)           (0.61)          (0.71)
                                        ---------      ---------        ---------        ---------      ---------      ---------

Net asset value at end of period ...... $   10.36       $  10.09       $   9.67        $   9.61        $    9.89       $    9.55
                                        =========      =========        ========-        =========      =========      =========

TOTAL RETURN ..........................      5.49%         10.60%          6.94%           3.32%           10.43%          (0.66)%
                                        =========      =========        ========-        =========      =========      =========

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average
  net assets ..........................      0.28%          0.54%          0.56%           0.56%           0.58%            0.59%

Ratio of net investment income to
  average net assets ..................      2.74%          5.82%          6.11%           6.21%           6.36%            5.44%

Portfolio turnover rate ...............        14%            24%            38%             36%            229%              85%

Number of shares outstanding at end
  of period (000's) ...................    10,758          9,129          8,672           8,164           5,478            4,544
Total net assets at
  end of period (000's) ............... $ 111,428       $ 92,120       $ 83,827        $ 78,423        $ 54,174        $  43,401
Average net assets during the
  period (000's) ...................... $ 102,045       $ 87,574       $ 83,293        $ 68,017        $ 45,200        $  41,596

INTERNATIONAL GOVERNMENT BOND FUND

                                        FOR THE SIX
                                        MONTHS ENDED                            FISCAL YEAR ENDED MAY 31,
                                        NOVEMBER 30,-----------------------------------------------------------------------------
                                            1998           1998            1997            1996            1995           1994
                                        ------------    ---------       ---------       ---------       ---------       ---------
PER SHARE DATA
Net asset value at beginning of
  period ..............................  $   11.42      $   11.33       $   11.79       $   12.72       $   10.97       $   11.16
                                         ---------      ---------       ---------       ---------       ---------       ---------
Income (loss) from investment
  operations:
  Net investment income ...............      (0.05)          0.56            0.63            0.65            0.65            0.62
  Net realized and unrealized gain
    (loss) on securities ..............       1.31          (0.26)          (0.49)          (0.89)           1.80           (0.20)
                                         ---------      ---------       ---------       ---------       ---------       ---------

  Total income (loss) from
  investment operations ...............       1.26           0.30            0.14           (0.24)           2.45            0.42
                                         ---------      ---------       ---------       ---------       ---------       ---------
Distributions:
  Distributions from net investment
    income ............................      (0.18)         (0.20)          (0.58)          (0.68)          (0.70)          (0.60)
  Distributions from net realized
    gain on securities ................         --          (0.01)          (0.02)          (0.01)             --           (0.01)
                                         ---------      ---------       ---------       ---------       ---------       ---------

  Total distributions .................      (0.18)         (0.21)          (0.60)          (0.69)          (0.70)          (0.61)
                                         ---------      ---------       ---------       ---------       ---------       ---------

Net asset value at end of period ......  $   12.50      $   11.42       $   11.33       $   11.79       $   12.72       $   10.97
                                         =========      =========       ========-       =========       =========       =========

TOTAL RETURN ..........................      11.05%          2.65%           1.13%          (1.91)%         23.23%           3.87%
                                         =========      =========       ========-        =========      =========       =========

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average
  net assets ..........................       0.28%          0.55%           0.56%           0.56%           0.59%           0.48%

Ratio of net investment income to
  average net assets ..................       2.20%          4.70%           5.13%           5.45%           5.83%           5.87%

Portfolio turnover rate ...............          9%            17%             4%              11%              6%              3%

Number of shares outstanding at end
  of period (000's) ...................     13,383         13,646          15,680          12,073           6,111           3,741
Total net assets at
  end of period (000's) ...............  $ 167,312      $ 155,783       $ 177,709       $ 142,383       $  77,734       $  41,028
Average net assets during the
  period (000's) ......................  $ 158,516      $ 168,439       $ 166,147       $ 114,693       $  51,451       $  33,561

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
90                 FINANCIAL HIGHLIGHTS (Unaudited) continued
===============================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

MONEY MARKET FUND

                                        FOR THE SIX
                                        MONTHS ENDED                            FISCAL YEAR ENDED MAY 31,
                                        NOVEMBER 30,-----------------------------------------------------------------------------
                                            1998           1998            1997            1996            1995           1994
                                        ------------    ---------       ---------       ---------       ---------       ---------
PER SHARE DATA
Net asset value at beginning of
  period ..............................  $    1.00      $    1.00       $    1.00       $   1.00        $   1.00        $   1.00
                                         ---------      ---------       ---------       --------        --------        --------

Income from investment operations:
  Net investment income ...............       0.03           0.05            0.05           0.05            0.05            0.03
                                         ---------      ---------       ---------       --------        --------        --------

Distributions:
  Distributions from net investment
    income ............................      (0.03)         (0.05)          (0.05)         (0.05)          (0.05)          (0.03)
                                         ---------      ---------       ---------       --------        --------        --------

Net asset value at end of period ......  $    1.00      $    1.00       $    1.00       $   1.00        $   1.00        $   1.00
                                         =========      =========       =========       ========        ========        ========


TOTAL RETURN ..........................       2.53%          5.25%           5.02%          5.26%           4.90%           2.83%
                                         =========      =========       =========       ========        ========        ========

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average
  net assets ..........................       0.28%          0.54%           0.57%          0.57%           0.57%           0.58%

Ratio of net investment income to
  average net assets ..................       2.54%          5.14%           4.95%          5.14%           4.75%           2.78%
Number of shares outstanding at end
  of period (000's) ...................    229,324        190,975         128,125         83,618          82,255          50,533
Total net assets at
  end of period (000's) ...............  $ 229,324      $ 190,975       $ 128,125       $ 83,618        $ 82,255        $ 50,533
Average net assets during the
  period (000's) ......................  $ 212,761      $ 150,625       $ 113,882       $ 84,271        $ 67,021        $ 46,222


===============================================================================
                      SUPPLEMENTAL INFORMATION (Unaudited)
===============================================================================

ANNUAL MEETING OF SHAREHOLDERS

PROXY VOTING RESULTS

The Annual Meeting of Shareholders of American General Series Portfolio Company was held on November 10, 1998. Shareholders of the Funds voted on proposals to elect twelve members of the Board of Directors and to ratify the selection of Ernst & Young LLP as independent auditors for the Series for the fiscal year ending on May 31, 1999. The results of the proposals voted on by shareholders of each Fund were as follows:


ASSET ALLOCATION FUND

ELECTION OF TWELVE MEMBERS OF THE BOARD OF DIRECTORS:

NOMINEE                          AFFIRMATIVE         WITHHELD      TOTAL OUTSTANDING
Dr. Judith L. Craven              14,649,479          23,463          14,672,942
Dr. Timothy J. Ebner              14,649,479          23,463          14,672,942
Judge Gustavo E. Gonzales, Jr.    14,648,183          24,759          14,672,942
John A. Graf                      14,649,479          23,463          14,672,942
Dr. Norman Hackerman              14,530,149         142,793          14,672,942
Dr. John Wm. Lancaster            14,626,880          46,062          14,672,942
Ben H. Love                       14,648,183          24,759          14,672,942
Dr. John E. Maupin, Jr.           14,648,183          24,759          14,672,942
Dr. F. Robert Paulsen             14,626,880          46,062          14,672,942
Craig R. Rodby                    14,649,479          23,463          14,672,942
Dr. R. Miller Upton               14,530,149         142,793          14,672,942
Thomas L. West                    14,649,479          23,463          14,672,942

Ratify the selection of Ernst & Young LLP as independent auditors for the Company for the fiscal year ending on May 31, 1999:

AFFIRMATIVE                        AGAINST          ABSTAIN      TOTAL OUTSTANDING
14,616,084                          49,085           7,773          14,672,942


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                 SUPPLEMENTAL INFORMATION (Unaudited) continued              91
===============================================================================

CAPITAL CONSERVATION FUND

ELECTION OF TWELVE MEMBERS OF THE BOARD OF DIRECTORS:

NOMINEE                         AFFIRMATIVE          WITHHELD      TOTAL OUTSTANDING
Dr. Judith L. Craven              6,649,981          159,645           6,809,626
Dr. Timothy J. Ebner              6,649,981          159,645           6,809,626
Judge Gustavo E. Gonzales, Jr.    6,649,981          159,645           6,809,626
John A. Graf                      6,649,981          159,645           6,809,626
Dr. Norman Hackerman              6,374,777          434,849           6,809,626
Dr. John Wm. Lancaster            6,374,777          434,849           6,809,626
Ben H. Love                       6,649,981          159,645           6,809,626
Dr. John E. Maupin, Jr.           6,649,981          159,645           6,809,626
Dr. F. Robert Paulsen             6,374,777          434,849           6,809,626
Craig R. Rodby                    6,649,981          159,645           6,809,626
Dr. R. Miller Upton               6,374,777          434,849           6,809,626
Thomas L. West                    6,649,981          159,645           6,809,626

Ratify the selection of Ernst & Young LLP as independent auditors for the Company for the fiscal year ending on May 31, 1999:

AFFIRMATIVE                       AGAINST          ABSTAIN      TOTAL OUTSTANDINg
6,192,488                         503,316          113,822           6,809,626

GOVERNMENT SECURITIES FUND

ELECTION OF TWELVE MEMBERS OF THE BOARD OF DIRECTORS:

NOMINEE                         AFFIRMATIVE          WITHHELD      TOTAL OUTSTANDING
Dr. Judith L. Craven             10,078,999          191,780          10,270,779
Dr. Timothy J. Ebner             10,078,999          191,780          10,270,779
Judge Gustavo E. Gonzales, Jr.   10,078,999          191,780          10,270,779
John A. Graf                     10,078,999          191,780          10,270,779
Dr. Norman Hackerman              9,874,674          396,105          10,270,779
Dr. John Wm. Lancaster           10,078,999          191,780          10,270,779
Ben H. Love                      10,078,999          191,780          10,270,779
Dr. John E. Maupin, Jr.          10,078,999          191,780          10,270,779
Dr. F. Robert Paulsen            10,078,999          191,780          10,270,779
Craig R. Rodby                   10,078,999          191,780          10,270,779
Dr. R. Miller Upton               9,939,504          331,275          10,270,779
Thomas L. West                   10,078,999          191,780          10,270,779

Ratify the selection of Ernst & Young LLP as independent auditors for the Company for the fiscal year ending on May 31, 1999:

AFFIRMATIVE                       AGAINST           ABSTAIN      TOTAL OUTSTANDING
8,353,780                         1,767,971          149,028          10,270,779

GROWTH FUND

ELECTION OF TWELVE MEMBERS OF THE BOARD OF DIRECTORS:

NOMINEE                         AFFIRMATIVE        WITHHELD      TOTAL OUTSTANDING
Dr. Judith L. Craven             50,464,412        1,104,476          51,568,888
Dr. Timothy J. Ebner             50,875,139          693,749          51,568,888
Judge Gustavo E. Gonzales, Jr.   50,823,327          745,561          51,568,888
John A. Graf                     50,803,151          765,737          51,568,888
Dr. Norman Hackerman             50,510,267        1,058,621          51,568,888
Dr. John Wm. Lancaster           50,495,968        1,072,920          51,568,888
Ben H. Love                      50,647,834          921,054          51,568,888
Dr. John E. Maupin, Jr.          50,875,139          693,749          51,568,888
Dr. F. Robert Paulsen            50,527,525        1,041,363          51,568,888
Craig R. Rodby                   50,803,151          765,737          51,568,888
Dr. R. Miller Upton              50,503,364        1,065,524          51,568,888
Thomas L. West                   50,809,561          759,327          51,568,888


Ratify the selection of Ernst & Young LLP as independent auditors for the Company for the fiscal year ending on May 31, 1999:

AFFIRMATIVE                         AGAINST        ABSTAIN      TOTAL OUTSTANDING
49,862,302                          502,017        1,204,569          51,568,888

GROWTH & INCOME FUND

ELECTION OF TWELVE MEMBERS OF THE BOARD OF DIRECTORS:

NOMINEE                         AFFIRMATIVE          WITHHELD      TOTAL OUTSTANDING
Dr. Judith L. Craven             13,099,393          333,647          13,433,040
Dr. Timothy J. Ebner             13,376,038           57,002          13,433,040
Judge Gustavo E. Gonzales, Jr.   13,366,494           66,546          13,433,040
John A. Graf                     13,362,571           70,469          13,433,040
Dr. Norman Hackerman             13,309,328          123,712          13,433,040
Dr. John Wm. Lancaster           13,315,604          117,436          13,433,040
Ben H. Love                      13,378,652           54,388          13,433,040
Dr. John E. Maupin, Jr.          13,376,038           57,002          13,433,040
Dr. F. Robert Paulsen            13,315,604          117,436          13,433,040
Craig R. Rodby                   13,362,571           70,469          13,433,040
Dr. R. Miller Upton              13,318,219          114,821          13,433,040
Thomas L. West                   13,362,571           70,469          13,433,040

Ratify the selection of Ernst & Young LLP as independent auditors for the Company for the fiscal year ending on May 31, 1999:


AFFIRMATIVE                         AGAINST         ABSTAIN      TOTAL OUTSTANDING
13,137,961                           63,147          231,932          13,433,040

===============================================================================
92             SUPPLEMENTAL INFORMATION (Unaudited) continued
===============================================================================


INTERNATIONAL EQUITIES FUND

ELECTION OF TWELVE MEMBERS OF THE BOARD OF DIRECTORS:

NOMINEE                         AFFIRMATIVE         WITHHELD      TOTAL OUTSTANDING
Dr. Judith L. Craven             12,173,665          183,750          12,357,415
Dr. Timothy J. Ebner             12,198,915          158,500          12,357,415
Judge Gustavo E. Gonzales, Jr.   12,198,915          158,500          12,357,415
John A. Graf                     12,198,915          158,500          12,357,415
Dr. Norman Hackerman             11,324,474        1,032,941          12,357,415
Dr. John Wm. Lancaster           11,324,474        1,032,941          12,357,415
Ben H. Love                      11,988,097          369,318          12,357,415
Dr. John E. Maupin, Jr.          12,198,915          158,500          12,357,415
Dr. F. Robert Paulsen            11,324,474        1,032,941          12,357,415
Craig R. Rodby                   12,198,915          158,500          12,357,415
Dr. R. Miller Upton              11,324,474        1,032,941          12,357,415
Thomas L. West                   12,198,915          158,500          12,357,415

Ratify the selection of Ernst & Young LLP as independent auditors for the Company for the fiscal year ending on May 31, 1999:

AFFIRMATIVE                         AGAINST         ABSTAIN      TOTAL OUTSTANDING
12,103,715                          104,986          148,714          12,357,415

INTERNATIONAL GOVERNMENT BOND FUND

ELECTION OF TWELVE MEMBERS OF THE BOARD OF DIRECTORS:

NOMINEE                         AFFIRMATIVE         WITHHELD      TOTAL OUTSTANDING
Dr. Judith L. Craven             12,843,749          120,509          12,964,258
Dr. Timothy J. Ebner             12,840,310          123,948          12,964,258
Judge Gustavo E. Gonzales, Jr.   12,840,310          123,948          12,964,258
John A. Graf                     12,776,106          188,152          12,964,258
Dr. Norman Hackerman             12,383,880          580,378          12,964,258
Dr. John Wm. Lancaster           12,425,536          538,722          12,964,258
Ben H. Love                      12,755,215          209,043          12,964,258
Dr. John E. Maupin, Jr.          12,840,310          123,948          12,964,258
Dr. F. Robert Paulsen            12,480,949          483,309          12,964,258
Craig R. Rodby                   12,776,106          188,152          12,964,258
Dr. R. Miller Upton              12,473,051          491,207          12,964,258
Thomas L. West                   12,822,093          142,165          12,964,258

Ratify the selection of Ernst & Young LLP as independent auditors for the Company for the fiscal year ending on May 31, 1999:

AFFIRMATIVE                         AGAINST           ABSTAIN      TOTAL OUTSTANDING
12,561,204                          240,763          162,291          12,964,258

MIDCAP INDEX FUND

ELECTION OF TWELVE MEMBERS OF THE BOARD OF DIRECTORS:

NOMINEE                         AFFIRMATIVE       WITHHELD      TOTAL OUTSTANDING
Dr. Judith L. Craven             30,469,705          746,102          31,215,807
Dr. Timothy J. Ebner             30,579,048          636,759          31,215,807
Judge Gustavo E. Gonzales, Jr.   30,421,619          794,188          31,215,807
John A. Graf                     30,570,166          645,641          31,215,807
Dr. Norman Hackerman             30,148,110        1,067,697          31,215,807
Dr. John Wm. Lancaster           30,146,885        1,068,922          31,215,807
Ben H. Love                      30,552,095          663,712          31,215,807
Dr. John E. Maupin, Jr.          30,554,852          660,955          31,215,807
Dr. F. Robert Paulsen            30,304,313          911,494          31,215,807
Craig R. Rodby                   30,579,048          636,759          31,215,807
Dr. R. Miller Upton              30,015,490        1,200,317          31,215,807
Thomas L. West                   30,579,048          636,759          31,215,807

Ratify the selection of Ernst & Young LLP as independent auditors for the Company for the fiscal year ending on May 31, 1999:

AFFIRMATIVE                         AGAINST           ABSTAIN      TOTAL OUTSTANDING
30,405,080                          522,822          287,905          31,215,807

MONEY MARKET FUND

ELECTION OF TWELVE MEMBERS OF THE BOARD OF DIRECTORS:

NOMINEE                         AFFIRMATIVE       WITHHELD      TOTAL OUTSTANDING
Dr. Judith L. Craven            218,186,667       10,266,408         228,453,075
Dr. Timothy J. Ebner            218,186,667       10,266,408         228,453,075
Judge Gustavo E. Gonzales, Jr.  218,186,667       10,266,408         228,453,075
John A. Graf                    218,186,667       10,266,408         228,453,075
Dr. Norman Hackerman            218,186,667       10,266,408         228,453,075
Dr. John Wm. Lancaster          218,186,667       10,266,408         228,453,075
Ben H. Love                     218,186,667       10,266,408         228,453,075
Dr. John E. Maupin, Jr.         218,186,667       10,266,408         228,453,075
Dr. F. Robert Paulsen           218,186,667       10,266,408         228,453,075
Craig R. Rodby                  218,186,667       10,266,408         228,453,075
Dr. R. Miller Upton             218,186,667       10,266,408         228,453,075
Thomas L. West                  218,186,667       10,266,408         228,453,075

Ratify the selection of Ernst & Young LLP as independent auditors for the Company for the fiscal year ending on May 31, 1999:

AFFIRMATIVE                         AGAINST           ABSTAIN      TOTAL OUTSTANDING
223,392,848                          98,960        4,961,267         228,453,075

===============================================================================
               SUPPLEMENTAL INFORMATION (Unaudited) continued               93
===============================================================================

SCIENCE & TECHNOLOGY FUND

ELECTION OF TWELVE MEMBERS OF THE BOARD OF DIRECTORS:

NOMINEE                         AFFIRMATIVE       WITHHELD      TOTAL OUTSTANDING
Dr. Judith L. Craven             46,066,407        1,141,485          47,207,892
Dr. Timothy J. Ebner             46,495,443          712,449          47,207,892
Judge Gustavo E. Gonzales, Jr.   46,277,221          930,671          47,207,892
John A. Graf                     46,371,479          836,413          47,207,892
Dr. Norman Hackerman             46,059,997        1,147,895          47,207,892
Dr. John Wm. Lancaster           45,993,176        1,214,716          47,207,892
Ben H. Love                      46,308,345          899,547          47,207,892
Dr. John E. Maupin, Jr.          46,492,678          715,214          47,207,892
Dr. F. Robert Paulsen            46,188,109        1,019,783          47,207,892
Craig R. Rodby                   46,377,009          830,883          47,207,892
Dr. R. Miller Upton              45,898,244        1,309,648          47,207,892
Thomas L. West                   46,376,087          831,805          47,207,892

Ratify the selection of Ernst & Young LLP as independent auditors for the Company for the fiscal year ending on May 31, 1999:

AFFIRMATIVE                         AGAINST           ABSTAIN      TOTAL OUTSTANDING
45,188,726                          936,875        1,082,292          47,207,892

SMALL CAP INDEX FUND

ELECTION OF TWELVE MEMBERS OF THE BOARD OF DIRECTORS:

NOMINEE                         AFFIRMATIVE         WITHHELD      TOTAL OUTSTANDING
Dr. Judith L. Craven             13,256,839          242,035          13,498,874
Dr. Timothy J. Ebner             13,256,839          242,035          13,498,874
Judge Gustavo E. Gonzales, Jr.   13,256,839          242,035          13,498,874
John A. Graf                     13,249,461          249,413          13,498,874
Dr. Norman Hackerman             13,040,761          458,113          13,498,874
Dr. John Wm. Lancaster           13,032,328          466,546          13,498,874
Ben H. Love                      13,115,993          382,881          13,498,874
Dr. John E. Maupin, Jr.          13,256,839          242,035          13,498,874
Dr. F. Robert Paulsen            13,040,761          458,113          13,498,874
Craig R. Rodby                   13,256,839          242,035          13,498,874
Dr. R. Miller Upton              13,040,761          458,113          13,498,874
Thomas L. West                   13,256,839          242,035          13,498,874

Ratify the selection of Ernst & Young LLP as independent auditors for the Company for the fiscal year ending on May 31, 1999:

AFFIRMATIVE                         AGAINST           ABSTAIN      TOTAL OUTSTANDING
13,339,318                           36,496          123,060          13,498,874

SOCIAL AWARENESS FUND

ELECTION OF TWELVE MEMBERS OF THE BOARD OF DIRECTORS:

NOMINEE                         AFFIRMATIVE         WITHHELD      TOTAL OUTSTANDING
Dr. Judith L. Craven             16,227,886          222,643          16,450,529
Dr. Timothy J. Ebner             16,227,886          222,643          16,450,529
Judge Gustavo E. Gonzales, Jr.   16,022,091          428,438          16,450,529
John A. Graf                     16,201,085          249,444          16,450,529
Dr. Norman Hackerman             16,189,783          260,746          16,450,529
Dr. John Wm. Lancaster           16,198,502          252,027          16,450,529
Ben H. Love                      15,992,707          457,822          16,450,529
Dr. John E. Maupin, Jr.          16,227,886          222,643          16,450,529
Dr. F. Robert Paulsen            16,211,579          238,950          16,450,529
Craig R. Rodby                   16,201,085          249,444          16,450,529
Dr. R. Miller Upton              16,189,783          260,746          16,450,529
Thomas L. West                   16,201,085          249,444          16,450,529

Ratify the selection of Ernst & Young LLP as independent auditors for the Company for the fiscal year ending on May 31, 1999:

AFFIRMATIVE                         AGAINST           ABSTAIN      TOTAL OUTSTANDING
15,969,078                          336,629          144,822          16,450,529

STOCK INDEX FUND

ELECTION OF TWELVE MEMBERS OF THE BOARD OF DIRECTORS:

NOMINEE                         AFFIRMATIVE        WITHHELD      TOTAL OUTSTANDING
Dr. Judith L. Craven            105,248,388        1,493,854         106,742,242
Dr. Timothy J. Ebner            105,651,394        1,090,848         106,742,242
Judge Gustavo E. Gonzales, Jr.  105,392,900        1,349,342         106,742,242
John A. Graf                    105,373,564        1,368,678         106,742,242
Dr. Norman Hackerman            104,560,429        2,181,813         106,742,242
Dr. John Wm. Lancaster          105,034,673        1,707,569         106,742,242
Ben H. Love                     105,087,593        1,654,649         106,742,242
Dr. John E. Maupin, Jr.         105,693,119        1,049,123         106,742,242
Dr. F. Robert Paulsen           105,134,407        1,607,835         106,742,242
Craig R. Rodby                  105,488,563        1,253,679         106,742,242
Dr. R. Miller Upton             104,623,526        2,118,716         106,742,242
Thomas L. West                  105,370,511        1,371,731         106,742,242

Ratify the selection of Ernst & Young LLP as independent auditors for the Company for the fiscal year ending on May 31, 1999:

AFFIRMATIVE                         AGAINST           ABSTAIN      TOTAL OUTSTANDING
104,182,327                         615,322        1,944,593         106,742,242

===============================================================================
                    AMERICAN GENERAL SERIES PORTFOLIO COMPANY
===============================================================================

BOARD OF DIRECTORS
Judith L. Craven
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
John A. Graf
Norman Hackerman
John W. Lancaster
Ben H. Love
John E. Maupin, Jr.
F. Robert Paulsen
Craig R. Rodby
R. Miller Upton
Thomas L. West, Jr.

DISTRIBUTOR
The Variable Annuity Marketing
Company (VAMCO)
2929 Allen Parkway
Houston, Texas 77019

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity Life
Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS
Bankers Trust Company
1 Bankers Trust Plaza
New York, New York 10006

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Value Line, Inc.
220 East 42nd Street
New York, New York 10017-5891

INDEPENDENT AUDITORS
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010

SHAREHOLDER SERVICE AGENT
The Variable Annuity Life
Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Thomas L. West, Jr.,
   Chairman
John A. Graf,
   President
Craig R. Rodby,
   Executive Vice President
Michael G. Atnip,
   Executive Vice President
John E. Arant,
   Executive Vice President
Joe C. Osborne,
   Executive Vice President
Peter V. Tuters,
   Senior Vice President
Brent C. Nelson,
   Vice President
Maruti D. More,
   Vice President - Investments
Teresa S. Moro,
   Vice President and Investment Officer
Leon A. Olver,
   Vice President and Investment Officer
William Trimbur, Jr.,
   Vice President and Investment Officer
Cynthia A. Toles,
   Vice President and Secretary
Gregory R. Seward,
   Treasurer
Kathryn A. Pearce,
   Controller
Nori L. Gabert,
   Vice President and Assistant Secretary
Jaime M. Sepulveda,
   Assistant Treasurer
Earl E. Allen, Jr.,
   Assistant Treasurer
Donna L. Hathaway,
   Assistant Controller
Heriberto Valdez,
   Assistant Controller
Cynthia A. Gibbons,
   Assistant Vice President

     This report is for the information of the shareholders and variable contract owners participating in the American General Series Portfolio Company. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

     If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your account representative.

     "Standard & Poor's(R)", "Standard & Poor's MidCap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.


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








AMERICAN GENERAL SERIES PORTFOLIO COMPANY                          Bulk Rate
                                                                 U.S. Postage
P.O. Box 3206                                                        PAID
Houston, Texas 77253-3206                                        Permit No. 6748
                                                                 Houston, Texas





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VA 4873 VER 11/98                                                 Recycled Paper